UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1. Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

APRIL 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Liquidity Income ETF | ICSH | BATS
➢	iShares Short Maturity Bond ETF | NEAR | BATS
➢	iShares Short Maturity Municipal Bond ETF | MEAR | BATS

Fund Performance Overview

iSHARES® LIQUIDITY INCOME ETF

Performance as of April 30, 2015

The iShares Liquidity Income ETF (the “Fund”) seeks to provide current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed- and floating-rate debt securities and maintain a dollar-weighted average maturity that is less than 180 days. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 0.20%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.41%	0.47%	0.41%	0.65%
Fund Market	0.25%	0.43%	0.25%	0.59%
Bank of America Merrill Lynch 6-month US Treasury Bill Index	0.15%	0.16%	0.15%	0.22%

The inception date of the Fund was 12/11/13. The first day of secondary market trading was 12/13/13.

The Bank of America Merrill Lynch 6-month US Treasury Bill Index is an unmanaged index that measures the performance of government securities with less than 6 months remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.00	$0.89	$1,000.00	$1,023.90	$0.90	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 4/30/15

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	65.47%
Repurchase Agreements	13.21
Commercial Paper	9.98
Asset-Backed Securities	6.76
Certificates of Deposit	4.58

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	6.75%
Aa	17.88
A	33.48
Baa	18.69
P-2	14.79
Not Rated	8.41

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® SHORT MATURITY BOND ETF

Performance as of April 30, 2015

The iShares Short Maturity Bond ETF (the “Fund”) seeks to maximize current income by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed income securities and maintain a weighted average maturity that is less than three years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 0.37%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.70%	0.92%	0.70%	1.48%
Fund Market	0.64%	0.94%	0.64%	1.50%
Barclays Short-term Government/Corporate Index	0.21%	0.22%	0.21%	0.35%

The inception date of the Fund was 9/25/13. The first day of secondary market trading was 9/26/13.

The Barclays Short-term Government/Corporate Index is an unmanaged index that measures the performance of government and corporate securities with less than 1 year remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.70	$1.24	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 4/30/15

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	54.05%
Asset-Backed Securities	23.66
Mortgage-Backed Securities	17.41
Municipal Debt Obligations	0.49
Foreign Government Obligations	0.40
Repurchase Agreements	3.99

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	20.00%
Aa	5.20
A	12.90
Baa	41.06
Ba	0.24
Not Rated	20.60

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

Performance as of April 30, 2015

The iShares Short Maturity Municipal Bond ETF (the “Fund”) seeks to maximize tax-free current income by primarily investing, under normal circumstances, at least 80% of its net assets in municipal securities such that the interest on each bond is exempt from U.S. federal income taxes and the federal alternative minimum tax. The Fund will also seek to maintain a weighted average maturity that is less than three years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the period from March 3, 2015 (inception date of the Fund) through April 30, 2015, the total return for the Fund was -0.06%, net of fees.

Cumulative Total Returns
Since Inception
Fund NAV	(0.06)%
Fund Market	(0.04)%
Barclays Municipal Bond: 1 Year (1-2) Index	0.00%

The inception date of the Fund was 3/3/15. The first day of secondary market trading was 3/5/15.

The Barclays Municipal Bond: 1 Year (1-2) Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/3/15) [a]	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$999.40	$0.40	$1,000.00	$1,023.60	$1.25	0.25%

[a]	The beginning of the period (commencement of operations) is March 3, 2015.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (58 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	7.85%
AA	15.88
A	30.01
BBB+	15.12
Not Rated	31.14

TOTAL	100.00%

TEN LARGEST STATES

As of 4/30/15

State	Percentage of Total Investments[2]

New Jersey	29.76%
Illinois	10.96
Ohio	10.78
Michigan	7.17
Florida	7.09
Texas	5.51
California	5.23
Rhode Island	4.78
Georgia	4.54
Louisiana	3.93

TOTAL	89.75%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2014 (or commencement of operations, as applicable) and held through April 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LIQUIDITY INCOME ETF

April 30, 2015

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 6.74%
BMW Vehicle Lease Trust
Series 2014-1, Class A2
0.45%, 03/21/16 (Call 09/20/15)	$182	$182,395
CarMax Auto Owner Trust
Series 2014-1, Class A2
0.47%, 02/15/17 (Call 10/15/15)	97	96,947
Series 2014-2, Class A2
0.46%, 04/17/17 (Call 01/15/16)	119	119,143
Honda Auto Receivables Owner Trust
Series 2014-2, Class A2
0.39%, 09/19/16 (Call 12/18/15)	177	177,013
Mercedes Benz Auto Lease Trust
Series 2014-A, Class A2A
0.48%, 06/15/16 (Call 09/15/15)	135	134,937
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A2
0.42%, 03/20/17	133	132,681

TOTAL ASSET-BACKED SECURITIES
(Cost: $843,163)		843,116

CERTIFICATES OF DEPOSIT — 4.57%
Bank of Nova Scotia/Houston
0.67%, 09/11/15	321	321,437
Credit Suisse/New York NY
0.58%, 08/24/15	250	250,016

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $571,260)		571,453

COMMERCIAL PAPER[a] — 9.96%
Hyundai Capital America
0.56%, 06/17/15	500	499,817
LyondellBasell Industries NV
0.35%, 06/02/15	250	249,942
Vodafone Group PLC
0.94%, 03/21/16	500	495,862

TOTAL COMMERCIAL PAPER
(Cost: $1,244,974)		1,245,621

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 65.34%

AUTO MANUFACTURERS — 2.04%
Daimler Finance North America LLC
2.63%, 09/15/16[b]	$250	$255,586

		255,586
BANKS — 34.04%
Bank of America N.A.
0.73%, 11/14/16[c]	275	275,331
Bank of Montreal
0.74%, 09/11/15[c]	350	350,593
Banque Federative du Credit Mutuel SA
1.13%, 01/20/17[b,c]	250	251,718
BPCE SA
0.78%, 07/15/15[c]	250	250,127
1.11%, 02/10/17[c]	250	251,705
Commonwealth Bank of Australia
0.47%, 12/04/15[b,c]	250	250,225
0.77%, 09/20/16[b,c,d]	250	250,881
JPMorgan Chase & Co.
3.45%, 03/01/16	580	592,756
Macquarie Bank Ltd.
0.72%, 06/15/16[b,c]	275	275,226
National Australia Bank Ltd.
0.69%, 12/02/16[b,c]	350	350,818
Suncorp-Metway Ltd.
0.73%, 05/23/16[b,c]	250	250,250
Toronto-Dominion Bank (The)
2.38%, 10/19/16	200	204,672
Wells Fargo & Co.
0.81%, 07/20/16[c]	450	451,780
Westpac Banking Corp.
1.03%, 09/25/15[c]	250	250,699

		4,256,781
DIVERSIFIED FINANCIAL SERVICES — 4.58%
General Electric Capital Corp.
0.46%, 05/11/16[c]	150	150,280
0.87%, 01/08/16[c]	250	250,991
1.13%, 05/09/16[c]	170	171,476

		572,747
INTERNET — 1.12%
Amazon.com Inc.
0.65%, 11/27/15	140	140,049

		140,049

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® LIQUIDITY INCOME ETF

April 30, 2015

Security	Principal (000s)	Value
MANUFACTURING — 4.83%
Cooper U.S. Inc.
2.38%, 01/15/16	$350	$354,243
Tyco Electronics Group SA
0.48%, 01/29/16[c]	250	250,000

		604,243
OIL & GAS — 4.00%
BP Capital Markets PLC
0.61%, 02/10/17[c]	250	250,174
Devon Energy Corp.
0.72%, 12/15/15[c]	250	249,669

		499,843
PHARMACEUTICALS — 2.00%
Bayer U.S. Finance LLC
0.52%, 10/07/16[b,c]	250	250,050

		250,050
TELECOMMUNICATIONS — 12.73%
America Movil SAB de CV
2.38%, 09/08/16	250	253,983
AT&T Inc.
0.64%, 02/12/16[c]	300	299,966
0.90%, 02/12/16	250	250,086
Deutsche Telekom International Finance BV
5.75%, 03/23/16	200	208,539
Verizon Communications Inc.
0.70%, 11/02/15	300	299,982
2.50%, 09/15/16	274	279,736

		1,592,292

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,162,986)		8,171,591

REPURCHASE AGREEMENTS — 13.19%
Citigroup Global Markets Inc., 0.42%, 5/01/15[c] (Purchased on 9/29/14 to be repurchased at $601,498, collateralized by U.S. Treasury obligations, 2.38%, due 7/31/17, par and fair value of $586,200 and $611,940, respectively)	600	600,000

Security	Principal or Shares (000s)	Value
Morgan Stanley & Co. LLC, 0.47%, 5/01/15[c] (Purchased on 3/16/15 to be repurchased at $450,270, collateralized by U.S. government agency obligations, 1.08% to 5.50%, due 7/15/36 to 2/20/61, par and fair value of $13,591,842 and $463,816, respectively)	$450	$450,000
SG Americas Securities LLC, 0.36%, 5/01/15[c] (Purchased on 11/14/14 to be repurchased at $601,008, collateralized by various corporate debt obligations, 0.47% to 12.00%, due 3/15/17 to 12/31/49, par and fair value of $587,276 and $618,482, respectively)	600	600,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $1,650,000)		1,650,000

MONEY MARKET FUNDS — 2.89%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.17%[e,f,g]	90	89,636
BlackRock Cash Funds: Prime,
SL Agency Shares
0.17%[e,f,g]	271	271,330

TOTAL MONEY MARKET FUNDS
(Cost: $360,966)		360,966

TOTAL INVESTMENTS IN SECURITIES — 102.69%
(Cost: $12,833,349)		12,842,747
Other Assets, Less Liabilities — (2.69)%		(336,209)

NET ASSETS — 100.00%		$12,506,538

[a]	Rates shown are discount rates paid at the time of purchase.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2015

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 22.13%
ABCLO Ltd.
Series 2007-1A, Class A1B
0.63%, 04/15/21[a,b]	$1,500	$1,485,897
ACAS CLO Ltd.
Series 2007-1A, Class A1S
0.49%, 04/20/21[a,b]	521	516,995
American Credit Acceptance Receivables Trust
Series 2014-1, Class A
1.14%, 03/12/18 (Call 11/10/15)[a]	194	194,328
Series 2014-4, Class A
1.33%, 07/10/18 (Call 12/10/16)[a]	502	502,123
American Express Credit Account Master Trust
Series 2013-1, Class A
0.60%, 02/16/21[b]	5,000	5,011,305
American Homes 4 Rent
Series 2014-SFR1, Class A
1.25%, 06/17/31[a,b]	453	450,593
AmeriCredit Automobile Receivables Trust
Series 2011-2, Class C
3.19%, 10/12/16 (Call 05/08/15)	17	17,088
Series 2012-3, Class D
3.03%, 07/09/18 (Call 09/08/16)	1,700	1,736,253
Series 2013-1, Class D
2.09%, 02/08/19 (Call 03/08/17)	2,500	2,509,672
Apidos CDO V
0.51%, 04/15/21[a,b]	2,293	2,267,880
Apidos Cinco CDO Ltd.
Series 2007-CA, Class A2A
0.49%, 05/14/20[a,b]	3,776	3,739,768
ARI Fleet Lease Trust
Series 2012-B, Class A
0.48%, 01/15/21 (Call 02/15/16)[a,b]	2,107	2,103,427

Security	Principal (000s)	Value
Series 2014-A, Class A2
0.81%, 11/15/22 (Call 11/15/16)[a]	$893	$893,129
Avalon IV Capital Ltd.
Series 2012-1AR, Class AR
1.44%, 04/17/23[a,b]	1,435	1,433,211
Cabela’s Credit Card Master Note Trust
Series 2014-2, Class A
0.63%, 07/15/22[b]	3,500	3,489,696
Central Park CLO Ltd.
Series 2011-1A, Class A
1.48%, 07/23/22[a,b]	3,691	3,684,983
Chase Issuance Trust
Series 2012-A10, Class A10
0.44%, 12/16/19[b]	3,994	3,988,816
Series 2013-A9, Class A
0.60%, 11/16/20[b]	2,000	2,007,842
Chesapeake Funding LLC
Series 2012-1A, Class B
1.77%, 11/07/23[a,b]	1,635	1,639,264
Citibank Credit Card Issuance Trust
Series 2013-A4, Class A4
0.60%, 07/24/20[b]	2,000	2,005,334
CNH Wholesale Master Note Trust
Series 2013-2A, Class B
1.08%, 08/15/19[a,b]	300	300,348
COA Caerus CLO Ltd.
Series 2007-6A, Class A1
0.92%, 12/13/19[a,b]	1,717	1,710,545
Cornerstone CLO Ltd.
Series 2007-1A, Class A1S
0.50%, 07/15/21[a,b]	331	327,687
Credit Acceptance Auto Loan Trust
2.00%, 07/15/22[a]	2,315	2,316,447
Series 2013-2A, Class A
1.50%, 04/15/21[a]	1,000	1,002,804
Dryden XXII Senior Loan Fund
Series 2011-22A, Class A1R
1.45%, 01/15/22[a,b]	1,406	1,403,583
DT Auto Owner Trust
Series 2014-1A, Class B
1.43%, 03/15/18 (Call 11/15/15)[a]	2,000	2,002,562

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Ford Credit Auto Owner Trust
Series 2012-B, Class D
2.93%, 10/15/18 (Call 07/15/16)	$1,790	$1,831,437
Ford Credit Floorplan Master Owner Trust A
Series 2012-2, Class D
3.50%, 01/15/19	1,885	1,949,297
Series 2014-4, Class A2
0.52%, 08/15/19[b]	3,000	2,990,025
Series 2015-1, Class A2
0.58%, 01/15/20[b]	5,940	5,945,714
ING IM CLO Ltd.
Series 2012-1RA, Class A1R
1.47%, 03/14/22[a,b]	1,435	1,434,263
Invitation Homes Trust
Series 2013-SFR1, Class A
1.40%, 12/17/30[a,b]	1,983	1,983,765
Series 2014-SFR3, Class A
1.38%, 12/17/31[a,b]	3,000	3,002,682
Katonah Ltd.
Series 2007-10A, Class A2B
0.50%, 04/17/20[a,b]	1,124	1,116,900
LCM X LP
Series 10AR, Class AR
1.53%, 04/15/22[a,b]	2,000	1,997,928
Mayport CLO Ltd.
Series 2006-1A, Class A3L
0.91%, 02/22/20[a,b]	2,070	2,048,380
MBNA Credit Card Master Note Trust
Series 2005-B3, Class B3
0.30%, 03/19/18[b,c]	590	658,396
Navient Private Education Loan Trust
Series 2014-CT, Class A
0.88%, 09/16/24[a,b]	309	308,503
Navient Student Loan Trust
Series 2015-2, Class A2
0.64%, 08/27/29 (Call 03/25/19)[b]	4,465	4,465,009
Oaktree Enhanced Income Funding Series II Ltd.
Series 2013-2A, Class A
1.48%, 04/20/23[a,b]	4,000	3,982,175

Security	Principal (000s)	Value
OHA Intrepid Leveraged Loan Fund Ltd.
Series 2011-1AR, Class AR
1.20%, 04/20/21[a,b]	$847	$843,755
OneMain Financial Issuance Trust
Series 2014-2A, Class A
2.47%, 09/18/24[a]	3,510	3,508,245
Palmer Square CLO Ltd.
Series 2014-1A, Class A1
1.54%, 10/17/22[a,b]	2,500	2,494,953
PFS Financing Corp.
Series 2014-AA, Class A
0.78%, 02/15/19[a,b]	1,000	997,489
Series 2014-AA, Class B
1.13%, 02/15/19[a,b]	1,100	1,101,264
Series 2014-BA, Class A
0.78%, 10/15/19[a,b]	1,915	1,916,312
Regatta Funding Ltd.
Series 2007-1A, Class A1L
0.52%, 06/15/20[a,b]	672	667,350
Santander Drive Auto Receivables Trust
Series 2012-2, Class D
3.87%, 02/15/18 (Call 06/15/16)	2,000	2,050,556
Series 2012-AA, Class C
1.78%, 11/15/18 (Call 08/15/16)[a]	1,545	1,549,423
Series 2012-AA, Class D
2.46%, 12/17/18 (Call 10/15/16)[a]	2,500	2,510,515
Series 2013-1, Class C
1.76%, 01/15/19	2,250	2,256,239
Series 2013-2, Class B
1.33%, 03/15/18 (Call 03/15/16)	2,400	2,402,210
Series 2013-5, Class B
1.55%, 10/15/18 (Call 07/15/16)	775	778,260
Series 2014-1, Class D
2.91%, 04/15/20 (Call 05/15/17)	2,345	2,374,364
Series 2014-3, Class B
1.45%, 05/15/19 (Call 11/15/16)	785	785,713
Series 2014-S1, Class R
1.42%, 08/16/18[a]	426	424,225

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Silver Bay Realty Trust
Series 2014-1, Class A
1.18%, 09/17/31[a,b]	$1,038	$1,028,715
SLM Private Credit Student Loan Trust
Series 2004-A, Class A2
0.47%, 03/16/20[b]	424	423,366
Series 2004-B, Class A2
0.47%, 06/15/21[b]	2,293	2,280,389
Series 2005-A, Class A3
0.47%, 06/15/23[b]	2,797	2,723,903
Series 2006-A, Class A4
0.46%, 12/15/23[b]	987	977,674
SLM Private Education Loan Trust
Series 2011-A, Class A1
1.18%, 10/15/24[a,b]	805	808,005
Series 2011-C, Class A1
1.58%, 12/15/23[a,b]	693	695,484
Series 2011-C, Class A2A
3.43%, 10/17/44[a,b]	2,000	2,146,340
Series 2012-A, Class A1
1.58%, 08/15/25[a,b]	786	792,966
Series 2012-B, Class A1
1.28%, 12/15/21[a,b]	3,201	3,207,884
Series 2012-B, Class A2
3.48%, 10/15/30[a]	1,250	1,299,659
Series 2012-C, Class A1
1.28%, 08/15/23[a,b]	1,465	1,471,122
Series 2012-D, Class A1
1.23%, 06/15/23[a,b]	3,199	3,209,117
Series 2012-E, Class A1
0.93%, 10/16/23[a,b]	709	710,929
Series 2012-E, Class A2B
1.93%, 06/15/45[a,b]	250	256,957
Series 2013-A, Class A1
0.78%, 08/15/22[a,b]	1,335	1,336,388
Series 2013-A, Class A2B
1.23%, 05/17/27[a,b]	265	266,914
Series 2013-B, Class A1
0.83%, 07/15/22[a,b]	1,531	1,532,898
Series 2013-C, Class A1
1.03%, 02/15/22[a,b]	1,463	1,467,527
Series 2013-C, Class A2B
1.58%, 10/15/31[a,b]	1,750	1,771,651

Security	Principal (000s)	Value
Series 2014-A, Class A1
0.78%, 07/15/22[a,b]	$2,031	$2,034,010
SLM Student Loan Trust
Series 2006-4, Class A5
0.38%, 10/27/25[b]	2,134	2,126,947
Series 2011-2, Class A1
0.78%, 11/25/27[b]	1,364	1,362,301
SoFi Professional Loan Program LLC
1.37%, 03/25/33[a,b]	2,626	2,625,763
Series 2014-A, Class A1
1.78%, 06/25/25[a,b]	1,562	1,583,614
Series 2014-B, Class A1
1.43%, 08/25/32[a,b]	777	780,591
SWAY Residential Trust
Series 2014-1, Class A
1.48%, 01/17/32[a,b]	2,181	2,190,766
Wheels SPV 2 LLC
Series 2014-1A, Class A2
0.84%, 03/20/23[a]	542	541,909
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
0.70%, 02/15/22[b]	3,405	3,405,160

TOTAL ASSET-BACKED SECURITIES
(Cost: $154,421,484)		154,175,876

COLLATERALIZED MORTGAGE OBLIGATIONS — 16.28%

MORTGAGE-BACKED SECURITIES — 16.28%
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class A
1.23%, 09/15/26[a,b]	525	524,511
Series 2014-FL1, Class A
1.58%, 12/15/31[a,b]	3,245	3,250,091
Banc of America Commercial Mortgage Trust
Series 2006-2, Class A4
5.92%, 05/10/45[b]	1,925	1,976,099
Series 2007-3, Class A1A
5.74%, 06/10/49[b]	992	1,063,117
Series 2007-4, Class A1A
5.77%, 02/10/51[b]	1,899	2,055,193

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2005-4, Class A5A
4.93%, 07/10/45	$308	$309,254
Series 2005-4, Class A5B
5.00%, 07/10/45[b]	2,730	2,740,898
Series 2005-6, Class B
5.33%, 09/10/47[b]	1,580	1,609,901
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR8, Class A4
4.67%, 06/11/41	62	61,829
Series 2006-PW12, Class A4
5.89%, 09/11/38[b]	1,191	1,234,760
Series 2006-PW14, Class A1A
5.19%, 12/11/38	192	202,296
Series 2006-T22, Class AJ
5.76%, 04/12/38[b]	4,055	4,205,712
Series 2007-PW15, Class A1A
5.32%, 02/11/44	239	252,354
Series 2007-PW15, Class A4
5.33%, 02/11/44	815	863,613
Brunel Residential Mortgage Securitisation PLC
Series 2007-1A, Class A4C
0.48%, 01/13/39 (Call 07/13/15)[a,b]	1,459	1,443,200
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.50%, 11/15/19[a,b]	4,500	4,510,647
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/49	2,000	2,096,900
Series 2014-388G, Class A
0.93%, 06/15/33[a,b]	2,125	2,115,584
COMM Mortgage Trust
Series 2006-C7, Class A4
5.94%, 06/10/46[b]	1,810	1,868,133
Series 2006-C8, Class AM
5.35%, 12/10/46	5,000	5,308,670
Series 2007-C9, Class A4
5.99%, 12/10/49[b]	5,320	5,770,354
Series 2014-FL5, Class A
1.55%, 10/15/31[a,b]	1,375	1,376,985

Security	Principal (000s)	Value
Series 2014-PAT, Class A
0.98%, 08/13/27[a,b]	$1,420	$1,416,885
Credit Suisse Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.65%, 02/15/39[b]	791	814,205
Series 2006-C5, Class A3
5.31%, 12/15/39	490	512,056
CSMC Trust
Series 2014-SURF, Class A
1.03%, 02/15/29[a,b]	2,000	1,996,352
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/45 (Call 05/25/15)[a,b]	203	204,704
FCT Marsollier Mortgages
Series 2009-1, Class A
0.52%, 09/27/50[b,c]	352	393,480
GMAC Commercial Mortgage Securities Inc. Trust
Series 2006-C1, Class A1A
5.23%, 11/10/45[b]	1,824	1,851,210
Granite Master Issuer PLC
Series 2005-1, Class A4
0.38%, 12/20/54[b]	357	354,709
Series 2006-1A, Class A5
0.32%, 12/20/54[a,b]	514	510,775
Series 2006-2, Class A4
0.26%, 12/20/54[b]	1,771	1,758,357
Series 2006-3, Class A3
0.26%, 12/20/54[b]	1,502	1,491,062
Series 2006-3, Class A4
0.26%, 12/20/54[b]	2,674	2,655,288
Series 2007-1, Class 2A1
0.32%, 12/20/54[b]	2,229	2,215,502
Series 2007-2, Class 2A1
0.26%, 12/17/54[b]	486	482,140
Series 2007-2, Class 3A1
0.36%, 12/17/54[b]	659	655,157
Series 2007-2, Class 4A1
0.27%, 12/17/54[b]	123	121,795
Granite Mortgages PLC
Series 2004-1, Class 2A1
0.59%, 03/20/44[b]	1,233	1,229,578

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2015

Security	Principal (000s)	Value
GS Mortgage Securities Trust
Series 2006-GG8, Class AM
5.59%, 11/10/39 (Call 10/06/16)	$1,000	$1,053,842
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB13, Class A4
5.42%, 01/12/43[b]	801	805,228
Series 2006-CB14, Class AM
5.66%, 12/12/44[b]	1,000	1,023,112
Series 2006-LDP7, Class A4
6.06%, 04/15/45[b]	3,920	4,037,037
Series 2006-LDP9, Class A3
5.34%, 05/15/47	2,449	2,557,570
Series 2007-CB18, Class A1A
5.43%, 06/12/47[b]	247	261,089
Series 2007-CB18, Class A4
5.44%, 06/12/47	1,912	2,024,105
Series 2007-CB20, Class A4
5.79%, 02/12/51[b]	1,892	2,037,367
Series 2007-LDPX, Class A3
5.42%, 01/15/49	2,336	2,469,958
Series 2014-FL6, Class A
1.58%, 11/15/31[a,b]	2,295	2,298,429
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
6.07%, 07/15/44[b]	3,752	4,064,522
LB-UBS Commercial Mortgage Trust
Series 2006–C4, Class AM
6.05%, 06/15/38[b]	1,250	1,311,716
Series 2006-C7, Class A3
5.35%, 11/15/38	525	552,435
Series 2007-C2, Class A1A
5.39%, 02/15/40	2,500	2,674,341
Series 2007-C2, Class A3
5.43%, 02/15/40	1,970	2,081,171
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AM
5.20%, 12/12/49	2,050	2,167,020
Series 2007-9, Class A4
5.70%, 09/12/49	1,425	1,526,562
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4FL
0.33%, 07/12/44[b]	3,747	3,725,852

Security	Principal (000s)	Value
Series 2006-IQ12, Class A1A
5.32%, 12/15/43	$386	$406,886
Series 2006-T23, Class A4
6.01%, 08/12/41[b]	2,695	2,809,131
Series 2007-HQ11, Class A4FL
0.31%, 02/12/44[b]	3,960	3,920,721
Series 2007-IQ15, Class A4
6.10%, 06/11/49[b]	1,649	1,785,182
Series 2007-T25, Class A3
5.51%, 11/12/49[b]	486	514,852
Series 2007-T27, Class A4
5.83%, 06/11/42[b]	2,650	2,865,559
PUMA Finance Pty Ltd.
Series G5, Class A1
0.40%, 02/21/38[a,b]	557	554,972
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24, Class A3
5.56%, 03/15/45[b]	154	156,969
Series 2006-C29, Class A1A
5.30%, 11/15/48	230	242,641

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $113,678,155)		113,431,625

CORPORATE BONDS & NOTES — 50.56%

ADVERTISING — 0.19%
Omnicom Group Inc.
5.90%, 04/15/16	1,276	1,335,041

		1,335,041
AGRICULTURE — 2.42%
Altria Group Inc.
4.13%, 09/11/15	1,355	1,372,133
BAT International Finance PLC
1.40%, 06/05/15[a]	1,000	1,000,611
Bunge Ltd. Finance Corp.
5.10%, 07/15/15	2,500	2,520,467
Lorillard Tobacco Co.
3.50%, 08/04/16[d]	6,600	6,777,474
Reynolds American Inc.
1.05%, 10/30/15	5,215	5,215,151

		16,885,836

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2015

Security	Principal (000s)	Value
AIRLINES — 0.97%
Continental Airlines Inc. 2009-1 Pass Through Trust
9.00%, 01/08/18[d]	$2,809	$3,033,641
Delta Air Lines Inc. 2010-1 Pass Through Trust
Series 101B
6.38%, 07/02/17[a]	1,500	1,541,100
UAL 2009-1 Pass Through Trust
10.40%, 05/01/18	160	173,870
UAL 2009-2 Pass Through Trust
Class A
9.75%, 07/15/18	1,828	2,006,536

		6,755,147
AUTO MANUFACTURERS — 1.22%
Daimler Finance North America LLC
0.59%, 08/01/17[a,b]	1,700	1,696,981
2.63%, 09/15/16[a]	1,000	1,022,345
3.00%, 03/28/16[a]	750	764,039
Ford Motor Credit Co. LLC
0.90%, 03/27/17[b]	1,600	1,599,381
Nissan Motor Acceptance Corp.
0.81%, 03/03/17[a,b]	250	250,678
0.97%, 09/26/16[a,b]	750	754,521
1.00%, 03/15/16[a,d]	2,400	2,405,330

		8,493,275
AUTO PARTS & EQUIPMENT — 0.07%
Johnson Controls Inc.
5.50%, 01/15/16	500	516,601

		516,601
BANKS — 15.64%
Abbey National Treasury Services PLC/London
4.00%, 04/27/16	1,750	1,804,110
ABN AMRO Bank NV
1.08%, 10/28/16[a,b]	635	638,899
1.38%, 01/22/16[a]	250	250,918
Bank of America Corp.
0.87%, 08/25/17[b,d]	1,250	1,253,104
1.08%, 03/22/16[b]	2,750	2,760,136
1.33%, 03/22/18[b]	1,750	1,771,871
1.35%, 11/21/16	300	300,672
3.63%, 03/17/16[d]	5,250	5,372,209
3.70%, 09/01/15	1,000	1,009,958

Security	Principal (000s)	Value
Series B
5.30%, 09/30/15	$700	$709,030
Banque Federative du Credit Mutuel SA
1.13%, 01/20/17[a,b]	1,000	1,006,874
Barclays Bank PLC
0.84%, 02/17/17[b]	3,150	3,158,316
BNP Paribas SA
0.86%, 12/12/16[b]	750	752,487
3.60%, 02/23/16	1,000	1,022,540
BPCE SA
0.90%, 06/17/17[b]	700	700,841
1.11%, 02/10/17[b]	1,900	1,912,956
Capital One Financial Corp.
1.00%, 11/06/15	2,220	2,222,593
3.15%, 07/15/16	1,400	1,434,236
5.50%, 06/01/15	1,250	1,254,570
Capital One N.A./Mclean VA
0.94%, 02/05/18 (Call 01/05/18)[b]	500	501,086
Citigroup Inc.
0.80%, 03/10/17[b]	1,750	1,748,652
1.24%, 07/25/16[b]	975	980,054
1.30%, 04/01/16	500	501,720
Credit Suisse/New York NY
0.96%, 04/27/18	5,035	5,032,070
Deutsche Bank AG/London
0.73%, 05/30/17[b]	1,000	1,000,990
0.94%, 02/13/18[b]	3,000	3,008,190
3.25%, 01/11/16	500	508,678
Fifth Third Bancorp
0.69%, 12/20/16[b,d]	750	745,730
3.63%, 01/25/16	3,250	3,316,365
Goldman Sachs Group Inc. (The)
0.71%, 03/22/16[b]	4,665	4,663,806
0.89%, 06/04/17[b]	1,000	998,446
1.00%, 04/30/18[b]	2,000	2,034,000
1.60%, 11/23/15[d]	1,700	1,708,522
3.63%, 02/07/16	2,250	2,295,952
5.35%, 01/15/16	3,400	3,504,992
HSBC USA Inc.
0.72%, 03/03/17[b]	3,000	3,002,676

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Huntington National Bank (The)
0.70%, 04/24/17 (Call 03/25/17)[b]	$1,405	$1,403,084
ING Bank NV
0.82%, 03/16/18[a,b]	3,000	2,999,124
1.21%, 03/07/16[a,b]	800	804,148
4.00%, 03/15/16[a,d]	1,250	1,281,875
Intesa Sanpaolo SpA
3.13%, 01/15/16	1,600	1,619,099
3.63%, 08/12/15[a]	200	201,340
Intesa Sanpaolo SpA/New York NY
1.66%, 04/11/16[b]	1,500	1,504,172
JPMorgan Chase & Co.
0.88%, 02/26/16[b]	1,575	1,578,183
1.00%, 04/25/18[b]	3,000	2,993,100
3.45%, 03/01/16	3,800	3,883,573
5.15%, 10/01/15	1,700	1,730,279
5.25%, 05/01/15	2,150	2,150,000
KeyCorp
3.75%, 08/13/15	2,250	2,268,805
Morgan Stanley
1.00%, 04/25/18[b]	1,500	1,528,500
1.01%, 01/05/18[b]	1,600	1,605,832
1.51%, 02/25/16[b]	1,750	1,761,669
3.80%, 04/29/16	500	514,532
5.38%, 10/15/15	1,350	1,378,011
MUFG Union Bank N.A.
1.02%, 09/26/16[b]	1,000	1,001,341
Royal Bank of Scotland Group PLC
1.21%, 03/31/17[b]	1,150	1,150,777
Royal Bank of Scotland PLC (The)
3.95%, 09/21/15	160	161,884
Standard Chartered PLC
3.20%, 05/12/16[a]	2,791	2,847,657
State Bank of India/London
4.50%, 07/27/15[c]	750	755,566
Sumitomo Mitsui Trust Bank Ltd.
1.05%, 09/16/16[a,b]	500	502,357
UBS AG/Stamford CT
0.97%, 03/26/18[b]	3,200	3,210,918
Wachovia Corp.
0.65%, 10/15/16[b]	3,250	3,243,162

		108,967,237

Security	Principal (000s)	Value
CHEMICALS — 1.01%
Airgas Inc.
3.25%, 10/01/15 (Call 09/01/15)	$665	$670,607
Eastman Chemical Co.
3.00%, 12/15/15	4,800	4,862,717
Ecolab Inc.
1.00%, 08/09/15	1,500	1,502,039

		7,035,363
COMMERCIAL SERVICES — 0.49%
ERAC USA Finance LLC
1.40%, 04/15/16[a]	1,660	1,665,724
5.60%, 05/01/15[a]	1,359	1,359,000
5.90%, 11/15/15[a]	400	410,442

		3,435,166
COMPUTERS — 0.65%
Computer Sciences Corp.
2.50%, 09/15/15	725	729,329
Hewlett-Packard Co.
2.13%, 09/13/15	1,750	1,758,316
2.20%, 12/01/15	2,000	2,016,100

		4,503,745
DIVERSIFIED FINANCIAL SERVICES — 2.99%
Air Lease Corp.
4.50%, 01/15/16[d]	3,550	3,625,438
Bear Stearns Companies Inc. (The)
5.30%, 10/30/15	700	716,009
Caisse Centrale Desjardins
0.62%, 09/12/17[a,b]	3,800	3,790,941
Ford Motor Credit Co. LLC
0.83%, 12/06/17[b]	1,000	995,370
1.51%, 05/09/16[b]	1,500	1,509,804
1.70%, 05/09/16	750	753,827
2.50%, 01/15/16[d]	1,000	1,010,626
4.21%, 04/15/16	5,250	5,400,454
HSBC Finance Corp.
0.69%, 06/01/16[b]	2,025	2,022,422
5.00%, 06/30/15	1,025	1,031,974

		20,856,865
ELECTRIC — 2.27%
Duke Energy Florida Inc.
0.65%, 11/15/15	370	370,393

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Jersey Central Power & Light Co.
5.63%, 05/01/16	$7,339	$7,637,470
LG&E and KU Energy LLC
2.13%, 11/15/15	1,233	1,241,250
Nevada Power Co.
Series M
5.95%, 03/15/16	1,091	1,140,662
Ohio Power Co.
6.00%, 06/01/16	835	877,397
Progress Energy Inc.
5.63%, 01/15/16	2,225	2,299,635
Puget Sound Energy Inc.
5.20%, 10/01/15	350	356,864
Southern Power Co.
Series D
4.88%, 07/15/15	1,871	1,887,098

		15,810,769
ELECTRONICS — 0.86%
Thermo Fisher Scientific Inc.
3.20%, 05/01/15	1,000	1,000,000
3.20%, 03/01/16	4,864	4,959,193

		5,959,193
FOOD — 0.37%
Mondelez International Inc.
4.13%, 02/09/16	1,500	1,537,986
Nabisco Inc.
7.55%, 06/15/15	1,000	1,007,563

		2,545,549
FOREST PRODUCTS & PAPER — 0.15%
Georgia-Pacific LLC
7.70%, 06/15/15	1,000	1,007,238

		1,007,238
HEALTH CARE - PRODUCTS — 1.43%
Covidien International Finance SA
1.35%, 05/29/15	1,000	1,000,750
2.80%, 06/15/15[d]	370	370,968
Life Technologies Corp.
3.50%, 01/15/16	7,310	7,435,483
Medtronic Inc.
2.63%, 03/15/16	1,158	1,177,224

		9,984,425

Security	Principal (000s)	Value
HOLDING COMPANIES - DIVERSIFIED — 0.29%
MUFG Americas Holdings Corp.
0.83%, 02/09/18 (Call 01/09/18)[b]	$2,000	$2,002,720

		2,002,720
INSURANCE — 2.35%
American International Group Inc.
2.38%, 08/24/15	1,555	1,562,321
5.05%, 10/01/15	1,187	1,208,081
5.60%, 10/18/16	1,593	1,698,535
Aon Corp.
3.13%, 05/27/16	3,000	3,067,524
3.50%, 09/30/15	2,156	2,180,235
Liberty Mutual Group Inc.
6.70%, 08/15/16[a]	4,285	4,580,121
Manulife Financial Corp.
3.40%, 09/17/15	1,448	1,462,641
Prudential Financial Inc.
Series D
4.75%, 09/17/15	585	593,781

		16,353,239
LEISURE TIME — 0.88%
Carnival Corp.
1.20%, 02/05/16	6,150	6,161,365

		6,161,365
MANUFACTURING — 0.55%
Pentair Finance SA
1.35%, 12/01/15	3,800	3,807,999

		3,807,999
MEDIA — 1.51%
Cox Communications Inc.
5.50%, 10/01/15	1,850	1,886,367
5.88%, 12/01/16[a]	1,850	1,981,033
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	5,690	5,786,167
3.50%, 03/01/16	875	893,034

		10,546,601
OIL & GAS — 0.78%
Anadarko Petroleum Corp.
5.95%, 09/15/16[d]	1,300	1,382,400

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Marathon Oil Corp.
0.90%, 11/01/15	$1,200	$1,203,064
Noble Holding International Ltd.
3.45%, 08/01/15	1,500	1,505,505
Pioneer Natural Resources Co.
5.88%, 07/15/16[d]	1,300	1,369,628

		5,460,597
PHARMACEUTICALS — 4.23%
AbbVie Inc.
1.20%, 11/06/15	4,350	4,361,049
Actavis Funding SCS
1.14%, 09/01/16[b]	4,000	4,010,664
1.35%, 03/12/18[b,d]	2,000	2,017,928
Allergan Inc./U.S.
5.75%, 04/01/16	5,380	5,612,497
Express Scripts Holding Co.
3.13%, 05/15/16	2,750	2,813,415
McKesson Corp.
0.95%, 12/04/15	600	601,237
Mylan Inc.
1.80%, 06/24/16[d]	4,550	4,577,705
7.88%, 07/15/20 (Call 07/15/15)[a]	776	812,553
Zoetis Inc.
1.15%, 02/01/16[d]	4,650	4,648,238

		29,455,286
PIPELINES — 0.59%
Kinder Morgan Finance Co. LLC
5.70%, 01/05/16[d]	4,000	4,125,700

		4,125,700
REAL ESTATE INVESTMENT TRUSTS — 3.72%
DDR Corp.
9.63%, 03/15/16[d]	1,500	1,607,525
ERP Operating LP
5.13%, 03/15/16	2,150	2,229,268
5.38%, 08/01/16	1,509	1,591,061
HCP Inc.
3.75%, 02/01/16	6,129	6,253,554
7.07%, 06/08/15	1,375	1,382,875
Health Care REIT Inc.
5.88%, 05/15/15	2,100	2,103,341
6.20%, 06/01/16	2,500	2,636,670

Security	Principal (000s)	Value
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	$2,420	$2,502,391
Nationwide Health Properties Inc.
6.00%, 05/20/15	1,975	1,979,240
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	3,605	3,651,158

		25,937,083
RETAIL — 0.10%
AutoZone Inc.
5.50%, 11/15/15	500	513,036
CVS Health Corp.
3.25%, 05/18/15	193	193,281

		706,317
SAVINGS & LOANS — 0.49%
Santander Holdings USA Inc./PA
3.00%, 09/24/15 (Call 08/24/15)	1,000	1,006,390
4.63%, 04/19/16	2,319	2,398,843

		3,405,233
SOFTWARE — 0.55%
Fiserv Inc.
3.13%, 10/01/15	945	954,036
3.13%, 06/15/16	2,840	2,907,518

		3,861,554
TELECOMMUNICATIONS — 1.05%
Verizon Communications Inc.
0.66%, 06/09/17[b]	3,500	3,496,195
1.80%, 09/15/16[b]	3,250	3,299,537
Vodafone Group PLC
0.64%, 02/19/16[b]	500	500,338

		7,296,070
TRANSPORTATION — 0.96%
Asciano Finance Ltd.
3.13%, 09/23/15[a]	1,185	1,194,123
JB Hunt Transport Services Inc.
3.38%, 09/15/15	857	864,702
Kansas City Southern de Mexico SA de CV
0.98%, 10/28/16[b]	1,000	997,851

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Ryder System Inc.
3.60%, 03/01/16	$784	$800,536
7.20%, 09/01/15	1,000	1,020,927
Union Pacific Corp.
7.00%, 02/01/16	1,700	1,779,468

		6,657,607
TRUCKING & LEASING —1.78%
GATX Corp.
3.50%, 07/15/16	926	951,529
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.50%, 03/15/16[a]	7,478	7,568,513
3.13%, 05/11/15[a]	3,905	3,906,531
		12,426,573

TOTAL CORPORATE BONDS & NOTES
(Cost: $352,570,736)		352,295,394

FOREIGN GOVERNMENT OBLIGATIONS[e] — 0.38%
MEXICO — 0.38%
Mexico Government International Bond
4.25%, 06/16/15	2,337	2,633,042

		2,633,042

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $2,520,952)		2,633,042

MUNICIPAL DEBT OBLIGATIONS — 0.45%

NEW JERSEY — 0.45%
New Jersey Economic Development Authority RB
Series Q
1.10%, 06/15/16	3,180	3,172,749

		3,172,749

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $3,173,833)		3,172,749

Security	Principal or Shares (000s)	Value
REPURCHASE AGREEMENTS — 3.73%
Barclays Capital Inc., 0.77%, 5/01/15[c] (Purchased on 3/19/15 to be repurchased at $11,010,117 collateralized by various corporate debt obligations, 0.39% to 6.00%, due 12/19/34 to 08/25/47, par and fair value of $69,521,734 and $12,650,000, respectively)	$11,000	$11,000,000
Merrill Lynch, 0.92%, 5/01/15[c] (Purchased on 3/02/15 to be repurchased at $15,023,000, collateralized by corporate debt obligation, 0.00%, due 12/28/34, par and fair value of $17,302,542 and $16,990,998, respectively)	15,000	15,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $26,000,000)		26,000,000

MONEY MARKET FUNDS — 5.66%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.17%[f,g,h]	13,557	13,556,936
BlackRock Cash Funds: Prime,
SL Agency Shares
0.17%[f,g,h]	25,879	25,878,961

TOTAL MONEY MARKET FUNDS
(Cost: $39,435,897)		39,435,897
TOTAL INVESTMENTS IN SECURITIES — 99.19%
(Cost: $691,801,057)		691,144,583
Other Assets, Less Liabilities — 0.81%		5,629,719

NET ASSETS — 100.00%		$696,774,302

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2015

RB – Revenue Bond

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD 2,617,628	EUR 2,432,740	06/16/2015	BBP	$(109,839)
USD 999,640	EUR 928,800	07/21/2015	UBS	(42,195)

Net unrealized depreciation				$(152,034)

Counterparties:

BBP — Barclays Bank PLC Wholesale

UBS — UBS AG London

Currency abbreviations:

EUR — Euro

USD — United States Dollar

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

April 30, 2015

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 101.98%

ARIZONA — 1.27%
Maricopa County Unified School District No. 60 Higley GOL
3.00%, 07/01/17(AGM)	$455	$474,278

		474,278
CALIFORNIA — 5.34%
California Housing Finance Agency RB
Series A
0.85%, 08/01/16	500	500,215
Sacramento Municipal Utility District RB
1.00%, 08/15/41	1,500	1,500,000

		2,000,215
COLORADO — 0.28%
City & County of Denver CO
3.00%, 12/01/16	100	103,618

		103,618
FLORIDA — 7.23%
Village Community Development District No. 5
3.00%, 05/01/15	755	755,045
Village Community Development District No. 7
3.00%, 05/01/16	555	567,005
3.00%, 05/01/17	600	620,946
Volusia County Educational Facility Authority
2.00%, 10/15/16	105	107,035
3.00%, 10/15/17	110	115,258
5.00%, 06/01/17	500	542,900

		2,708,189
GEORGIA — 4.62%
Burke County Development Authority RB
2.20%, 10/01/32	1,700	1,733,082

		1,733,082
ILLINOIS — 11.18%
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/16	500	513,985

Security	Principal (000s)	Value
City of Chicago IL Transit Authority Sales Tax Revenue
0.42%, 12/01/36 (Call 12/01/21)[a]	$1,500	$1,500,000
Illinois Finance Authority
5.00%, 08/15/15	250	253,110
5.00%, 08/15/17	375	404,520
Railsplitter Tobacco Settlement Authority RB
5.00%, 06/01/15	1,000	1,003,950
Village of Romeoville IL
4.00%, 10/01/16	250	260,505
Village of Romeoville IL RB
3.00%, 10/01/15	250	252,483

		4,188,553
KENTUCKY — 1.15%
Hardin County School District Finance Corp.
4.00%, 02/01/18	400	432,452

		432,452
LOUISIANA — 4.00%
Louisiana Public Facilities Authority RB
0.10%, 05/01/42 (Call 06/19/15)	1,500	1,500,000

		1,500,000
MICHIGAN — 7.31%
Lawton Community Schools
2.00%, 05/01/17	605	618,631
Macomb Township Building Authority
3.00%, 04/01/17	500	519,985
3.00%, 04/01/18	500	525,525
Michigan Strategic Fund
5.00%, 03/01/17	1,000	1,075,520

		2,739,661
NEW JERSEY — 30.35%
City of Newark NJ
5.00%, 09/01/17	2,000	2,165,960
New Jersey Economic Development Authority RB
Series A
5.00%, 05/01/17	1,240	1,322,708
Series EE
5.00%, 09/01/17	610	655,744

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

April 30, 2015

Security	Principal (000s)	Value
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/15	$2,000	$2,014,720
New Jersey Transportation Trust Fund Authority
5.00%, 12/15/17	2,350	2,541,478
Township of Barnegat NJ
1.50%, 03/11/16	2,651	2,670,246

		11,370,856
NEW YORK — 3.78%
Elmira City School District
5.00%, 06/15/17	300	326,559
Troy Capital Resource Corp. RB
5.00%, 09/01/18	975	1,090,557

		1,417,116
OHIO — 11.00%
City of Defiance OH
1.00%, 04/01/16	2,100	2,107,581
City of Marion OH
1.88%, 09/10/15	1,250	1,253,850
Urbana City School District
5.00%, 12/01/17	690	759,621

		4,121,052
PENNSYLVANIA — 3.06%
Pottsgrove School District
2.00%, 08/15/16	365	371,899
3.00%, 08/15/17	740	776,378

		1,148,277
RHODE ISLAND — 4.88%
Providence Redevelopment Agency RB
Series A
3.00%, 04/01/17	1,210	1,251,092
Town of Coventry RI
4.00%, 03/15/17	545	577,133

		1,828,225
TEXAS — 5.62%
Mission Economic Development Corp.
0.33%, 01/01/20	2,000	2,000,000
Southmost Regional Water Authority
5.00%, 09/01/16	100	105,725

		2,105,725

Security	Principal (000s)	Value
WEST VIRGINIA — 0.91%
Berkley County Public Service District
2.00%, 12/01/17	$335	$342,316

		342,316

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $38,257,797)		38,213,615

TOTAL INVESTMENTS IN SECURITIES — 101.98%
(Cost: $38,257,797)		38,213,615
Other Assets, Less Liabilities — (1.98)%		(743,623)

NET ASSETS — 100.00%		$37,469,992

GOL  —  General Obligation Limited

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities (Unaudited)

iSHARES® U.S. ETF TRUST

April 30, 2015

	iShares Liquidity Income ETF	iShares Short Maturity Bond ETF	iShares Short Maturity Municipal Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$10,822,383	$626,365,160	$38,257,797
Repurchase agreements — unaffiliated	1,650,000	26,000,000	—
Affiliated (Note 2)	360,966	39,435,897	—

Total cost of investments	$12,833,349	$691,801,057	$38,257,797

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,831,781	$625,708,686	$38,213,615
Repurchase agreements — unaffiliated	1,650,000	26,000,000	—
Affiliated (Note 2)	360,966	39,435,897	—

Total fair value of investments	12,842,747	691,144,583	38,213,615
Foreign currency, at value[b]	—	67	—
Cash	—	9,999	1,725,723
Receivables:
Interest	17,772	3,253,916	229,525
Capital shares sold	—	25,078,290	—

Total Assets	12,860,519	719,486,855	40,168,863

LIABILITIES
Payables:
Investment securities purchased	—	6,923,673	2,690,068
Collateral for securities on loan (Note 1)	102,500	15,502,620	—
Due to custodian	249,631	—	—
Unrealized depreciation on forward currency contracts (Note 1)	—	152,034	—
Investment advisory fees (Note 2)	1,850	134,226	8,803

Total Liabilities	353,981	22,712,553	2,698,871

NET ASSETS	$12,506,538	$696,774,302	$37,469,992

Net assets consist of:
Paid-in capital	$12,487,744	$697,045,802	$37,502,308
Undistributed net investment income	5,277	342,007	20,186
Undistributed net realized gain (accumulated net realized loss)	4,119	191,005	(8,320)
Net unrealized appreciation (depreciation)	9,398	(804,512)	(44,182)

NET ASSETS	$12,506,538	$696,774,302	$37,469,992

Shares outstanding[c]	250,000	13,900,000	750,000

Net asset value per share	$50.03	$50.13	$49.96

[a]	Securities on loan with values of $100,439, $15,127,503 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $77 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® U.S. ETF TRUST

Six months ended April 30, 2015

	iShares Liquidity Income ETF	iShares Short Maturity Bond ETF	iShares Short Maturity Municipal Bond ETF [a]

NET INVESTMENT INCOME
Interest — unaffiliated	$40,958	$2,992,543	$46,159
Interest — affiliated (Note 2)	128	29,473	22
Securities lending income — affiliated — net (Note 2)	288	6,302	—

Total investment income	41,374	3,028,318	46,181

EXPENSES
Investment advisory fees (Note 2)	11,939	694,857	17,443

Total expenses	11,939	694,857	17,443
Less investment advisory fees waived (Note 2)	—	—	(89)

Net expenses	11,939	694,857	17,354

Net investment income	29,435	2,333,461	28,827

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	4,117	(123,485)	(8,320)
Foreign currency transactions	—	200,350	—

Net realized gain (loss)	4,117	76,865	(8,320)

Net change in unrealized appreciation/depreciation on:
Investments	(9,280)	(226,465)	(44,182)
Forward currency contracts	—	(175,637)	—
Translation of assets and liabilities in foreign currencies	—	8	—

Net change in unrealized appreciation/depreciation	(9,280)	(402,094)	(44,182)

Net realized and unrealized loss	(5,163)	(325,229)	(52,502)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,272	$2,008,232	$(23,675)

[a]	For the period from March 3, 2015 (commencement of operations) to April 30, 2015.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets

iSHARES® U.S. ETF TRUST

	iShares Liquidity Income ETF		iShares Short Maturity Bond ETF
	Six months ended April 30, 2015 (Unaudited)	Period from December 11, 2013[a] to October 31, 2014	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,435	$73,405	$2,333,461	$2,256,250
Net realized gain	4,117	9,827	76,865	82,437
Net change in unrealized appreciation/depreciation	(9,280)	18,678	(402,094)	(424,273)

Net increase in net assets resulting from operations	24,272	101,910	2,008,232	1,914,414

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(32,707)	(64,856)	(2,211,643)	(2,029,397)
From net realized gain	(9,825)	—	—	—

Total distributions to shareholders	(42,532)	(64,856)	(2,211,643)	(2,029,397)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	27,504,454	310,800,486	358,853,096
Cost of shares redeemed	(2,499,161)	(12,517,549)	(32,555,164)	(42,639,313)

Net increase (decrease) in net assets from capital share transactions	(2,499,161)	14,986,905	278,245,322	316,213,783

INCREASE (DECREASE) IN NET ASSETS	(2,517,421)	15,023,959	278,041,911	316,098,800

NET ASSETS
Beginning of period	15,023,959	—	418,732,391	102,633,591

End of period	$12,506,538	$15,023,959	$696,774,302	$418,732,391

Undistributed net investment income included in net assets at end of period	$5,277	$8,549	$342,007	$220,189

SHARES ISSUED AND REDEEMED
Shares sold	—	550,000	6,200,000	7,150,000
Shares redeemed	(50,000)	(250,000)	(650,000)	(850,000)

Net increase (decrease) in shares outstanding	(50,000)	300,000	5,550,000	6,300,000

[a]	Commencement of operations.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® U.S. ETF TRUST

iShares Short Maturity Municipal Bond ETF
Period from March 3, 2015[a] to April 30, 2015 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$28,827
Net realized loss	(8,320)
Net change in unrealized appreciation/depreciation	(44,182)

Net decrease in net assets resulting from operations	(23,675)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,641)

Total distributions to shareholders	(8,641)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	45,000,000
Cost of shares redeemed	(7,497,692)

Net increase in net assets from capital share transactions	37,502,308

INCREASE IN NET ASSETS	37,469,992

NET ASSETS
Beginning of period	—

End of period	$37,469,992

Undistributed net investment income included in net assets at end of period	$20,186

SHARES ISSUED AND REDEEMED
Shares sold	900,000
Shares redeemed	(150,000)

Net increase in shares outstanding	750,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Financial Highlights

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Liquidity Income ETF

	Six months ended Apr. 30, 2015 (Unaudited)	Period from Dec. 11, 2013[a] to Oct. 31, 2014
Net asset value, beginning of period	$50.08	$49.99

Income from investment operations:
Net investment income[b]	0.11	0.16
Net realized and unrealized gain (loss)[c]	(0.01)	0.06

Total from investment operations	0.10	0.22

Less distributions from:
Net investment income	(0.12)	(0.13)
Net realized gain	(0.03)	—

Total distributions	(0.15)	(0.13)

Net asset value, end of period	$50.03	$50.08

Total return	0.20%[d]	0.45%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,507	$15,024
Ratio of expenses to average net assets[e]	0.18%	0.18%
Ratio of net investment income to average net assets[e]	0.44%	0.35%
Portfolio turnover rate[f]	20%	71%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

	iShares Short Maturity Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Period from Sep. 25, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$50.15	$50.07	$50.00

Income from investment operations:
Net investment income[b]	0.21	0.44	0.02
Net realized and unrealized gain (loss)[c]	(0.02)	0.04	0.05

Total from investment operations	0.19	0.48	0.07

Less distributions from:
Net investment income	(0.21)	(0.40)	—

Total distributions	(0.21)	(0.40)	—

Net asset value, end of period	$50.13	$50.15	$50.07

Total return	0.37%[d]	0.96%	0.14%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$696,774	$418,732	$102,634
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.84%	0.87%	0.42%
Portfolio turnover rate[f]	14%	35%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout the period)

iShares Short Maturity Municipal Bond ETF

Period from Mar. 3, 2015[a] to Apr. 30, 2015 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income[b]	0.03
Net realized and unrealized loss[c]	(0.06)

Total from investment operations	(0.03)

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$49.96

Total return	(0.06)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$37,470
Ratio of expenses to average net assets[e]	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.25%
Ratio of net investment income to average net assets[e]	0.41%
Portfolio turnover rate[f]	137%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Liquidity Income	Diversified
Short Maturity Bond	Non-diversified
Short Maturity Municipal Bond[a]	Diversified

[a]	The Fund commenced operations on March 3, 2015.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

•	Repurchase agreements are valued at amortized cost, which approximates market value.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Liquidity Income
Assets:
Asset-Backed Securities	$—	$843,116	$—	$843,116
Certificates of Deposit	—	571,453	—	571,453
Commercial Paper	—	1,245,621	—	1,245,621
Corporate Bonds & Notes	—	7,921,341	250,250	8,171,591
Repurchase Agreements	—	1,650,000	—	1,650,000
Money Market Funds	360,966	—	—	360,966

	$360,966	$12,231,531	$250,250	$12,842,747

Short Maturity Bond
Assets:
Asset-Backed Securities	$—	$154,175,876	$—	$154,175,876
Collateralized Mortgage Obligations	—	113,226,921	204,704	113,431,625
Corporate Bonds & Notes	—	352,295,394	—	352,295,394
Foreign Government Obligations	—	2,633,042	—	2,633,042
Municipal Debt Obligations	—	3,172,749	—	3,172,749
Repurchase Agreements	—	26,000,000	—	26,000,000
Money Market Funds	39,435,897	—	—	39,435,897
Forward Currency Contracts[a]		152,034		152,034

	$39,435,897	$651,656,016	$204,704	$691,296,617

Short Maturity Municipal Bond
Assets:
Municipal Debt Obligations	$—	$38,213,615	$—	$38,213,615

	$—	$38,213,615	$—	$38,213,615

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The following table includes a rollforward for the six months ended April 30, 2015 of investments whose values are classified as Level 3 as of the beginning or end of the period.

iShares Liquidity Income ETF	Corporate Bonds & Notes
Balance at beginning of period	$501,000
Realized gain (loss) and change in unrealized appreciation/depreciation	(875)
Purchases	—
Sales	(249,875)
Transfers ina	—
Transfers out[a]	—

Balance at end of period[b]	$250,250

Net change in unrealized appreciation/depreciation on investments still held at end of period
$250

[a]	Represents the value as of the beginning of the reporting period.
[b]	The Fund’s investments that are categorized as Level 3 were value utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The following table summarizes the Funds’ open repurchase agreements as of April 30, 2015 which are subject to offset under an MRA:

iShares ETF	Market Value of Repurchase Agreements	Non-cash Collateral Received [a]	Net Amount
Liquidity Income	$1,650,000	$1,650,000	$—
Short Maturity Bond	26,000,000	26,000,000	—

[a]	Collateral received in excess of the market value of repurchase agreements is not presented for financial reporting purposes. The total collateral received is disclosed in the Fund’s schedule of investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of April 30, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of April 30, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Liquidity Income	$100,439	$100,439	$—
Short Maturity Bond	15,127,503	15,127,503	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating impact, if any, of this guidance on the Funds’ financial statements and disclosures.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Liquidity Income	0.18%
Short Maturity Bond	0.25

For its investment advisory services to the iShares Short Maturity Municipal Bond ETF, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees through February 29, 2016 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other registered investment companies advised by BFA of its affiliates, if any.

BFA entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (the “Sub-Adviser”), an affiliate of BFA, under which BFA paid the Sub-Adviser for services it provided to the iShares Short Maturity Bond ETF. The sub-advisory agreement was terminated effective December 4, 2014.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Complex in the calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of the calendar year 2014, 80% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Liquidity Income	$124
Short Maturity Bond	2,701

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2015 were as follows:

iShares ETF	Purchases	Sales
Liquidity Income	$1,820,038	$4,183,638
Short Maturity Bond	276,801,155	68,745,775
Short Maturity Municipal Bond	88,748,000	56,452,072

There were no in-kind transactions for the six months ended April 30, 2015.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held by the iShares Short Maturity Bond ETF as of April 30, 2015 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$152,034

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Short Maturity Bond ETF during the six months ended April 30, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$200,350	$(175,637)

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

For the six months ended April 30, 2015, the average quarter-end amount sold in U.S. dollars for the iShares Short Maturity Bond ETF was $2,037,561.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts held by the iShares Short Maturity Bond ETF that are subject to potential offset on the statement of assets and liabilities as of April 30, 2015:

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$152,034	$—	$152,034

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The iShares Short Maturity Bond ETF and iShares Short Maturity Municipal Bond ETF each invests a substantial portion of its assets in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

The iShares Short Maturity Municipal Bond ETF invests all or substantially all of its assets in municipal securities which are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Liquidity Income	$12,833,349	$10,479	$(1,081)	$9,398
Short Maturity Bond	691,672,281	626,085	(1,153,783)	(527,698)
Short Maturity Municipal Bond	38,257,797	7,245	(51,427)	(44,182)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® U.S. ETF TRUST

iShares Short Maturity Municipal Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 3-4, 2014, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other actively-managed exchange traded funds (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fee and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	43

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract. The Board noted that there are various ways to share potential economies of scale with iShares fund shareholders, including through fee reductions (that may take the form of breakpoints, price cuts, and/or waivers), continued investment in services to iShares fund shareholders, and fee levels that anticipate scale.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage an Other Account that has a similar investment objective and strategy as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive services to be provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	45

Supplemental Information (Unaudited)

iSHARES®U.S. ETF TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Liquidity Income	$0.118531	$0.032750	$—	$0.151281	78%	22%	—%	100%
Short Maturity Bond	0.203556	—	0.002809	0.206365	99	—	1	100
Short Maturity Municipal Bond	0.009600	—	0.000001	0.009601	100	—	0[a]	100

[a]	Rounds to less than 1%.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-108-0415

APRIL 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Interest Rate Hedged High Yield Bond ETF | HYGH | NYSE Arca
➢	iShares Interest Rate Hedged Corporate Bond ETF | LQDH | NYSE Arca

Fund Performance Overview

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

Performance as of April 30, 2015

The iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, high yield corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was -0.61%, net of fees.

The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ High Yield Corporate Bond ETF, which invests in U.S. dollar-denominated high yield corporate bonds. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures.

Cumulative Total Returns
Since Inception
Fund NAV	(1.63)%
Fund Market	(1.65)%
Markit iBoxx USD Liquid High Yield Interest Rate Hedged Index	(0.83)%

The inception date of the Fund was 5/27/14. The first day of secondary market trading was 5/28/14.

The Markit iBoxx USD Liquid High Yield Interest Rate Hedged Index is an unmanaged index that reflects the duration hedged performance of U.S. dollar-denominated high yield corporate debt.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$993.90	$0.30	$1,000.00	$1,024.50	$0.30	0.06%

[a]	Annualized expenses ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY CREDIT QUALITY1

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[3]

Baa	1.28%
Ba	43.40
B	43.82
Caa	9.75
Ca	0.16
Not Rated	1.59

TOTAL	100.00%

ALLOCATION BY MATURITY1

As of 4/30/15

Maturity	Percentage of Total Investments[3]

0-1 Year	0.08%
1-5 Years	30.64
5-10 Years	67.71
10-15 Years	0.51
More than 20 Years	1.06

TOTAL	100.00%

[1]	Reflects the allocation by maturity and credit quality of the iShares iBoxx $ High Yield Corporate Bond ETF, the underlying fund in which the Fund invests.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

Performance as of April 30, 2015

The iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, investment-grade corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was -0.80%, net of fees.

The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ Investment Grade Corporate Bond ETF, which invests in U.S. dollar-denominated investment-grade corporate bonds. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures.

Cumulative Total Returns
Since Inception
Fund NAV	(1.84)%
Fund Market	(0.60)%
Markit iBoxx USD Liquid Investment Grade Interest Rate Hedged Index	(1.45)%

The inception date of the Fund was 5/27/14. The first day of secondary market trading was 5/28/14.

The Markit iBoxx USD Liquid Investment Grade Interest Rate Hedged Index is an unmanaged index that is designed to reflect the duration hedged performance of U.S. dollar-denominated investment-grade corporate debt.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$992.00	$0.54	$1,000.00	$1,024.20	$0.55	0.11%

[a]	Annualized expenses ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY CREDIT QUALITY1

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[3]

Aaa	1.81%
Aa	11.84
A	39.72
Baa	45.90
Ba	0.15
Not Rated	0.58

TOTAL	100.00%

ALLOCATION BY MATURITY1

As of 4/30/15

Maturity	Percentage of Total Investments[3]

1-5 Years	25.70%
5-10 Years	39.88
10-15 Years	1.74
15-20 Years	4.89
More than 20 Years	27.79

TOTAL	100.00%

[1]	Reflects the allocation by maturity and credit quality of the iShares iBoxx $ Investment Grade Corporate Bond ETF, the underlying fund in which the Fund invests.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2014 and held through April 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

April 30, 2015

Security	Shares	Value
INVESTMENT COMPANIES — 98.61%

EXCHANGE-TRADED FUNDS — 98.61%
iShares iBoxx $ High Yield Corporate Bond ETF[a]	1,068,689	$97,240,012

		97,240,012

TOTAL INVESTMENT COMPANIES
(Cost: $98,211,380)		97,240,012

SHORT-TERM INVESTMENTS — 0.80%

MONEY MARKET FUNDS — 0.80%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	794,522	794,522

		794,522

TOTAL SHORT-TERM INVESTMENTS
(Cost: $794,522)		794,522

TOTAL INVESTMENTS IN SECURITIES — 99.41%
(Cost: $99,005,902)		98,034,534
Other Assets, Less Liabilities — 0.59%		579,866

NET ASSETS — 100.00%		$98,614,400

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of April 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	(155)	Jun. 2015	Chicago Board of Trade	$(33,986,172)	$(111,842)
5-Year U.S. Treasury Note	(312)	Jun. 2015	Chicago Board of Trade	(37,481,438)	(253,214)
10-Year U.S. Treasury Note	(162)	Jun. 2015	Chicago Board of Trade	(20,796,750)	(77,996)
Long U.S. Treasury Bond	(2)	Jun. 2015	Chicago Board of Trade	(319,188)	5,858

Net unrealized depreciation					$(437,194)

See notes to financial statements.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

April 30, 2015

Security	Shares	Value
INVESTMENT COMPANIES — 95.63%

EXCHANGE-TRADED FUNDS — 95.63%
iShares iBoxx $ Investment Grade Corporate Bond ETF[a]	152,566	$18,298,766

		18,298,766

TOTAL INVESTMENT COMPANIES
(Cost: $18,262,533)		18,298,766

SHORT-TERM INVESTMENTS — 3.24%

MONEY MARKET FUNDS — 3.24%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	619,800	619,800

		619,800

TOTAL SHORT-TERM INVESTMENTS
(Cost: $619,800)		619,800

TOTAL INVESTMENTS IN SECURITIES — 98.87%
(Cost: $18,882,333)		18,918,566
Other Assets, Less Liabilities — 1.13%		215,328

NET ASSETS — 100.00%		$19,133,894

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of April 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	(8)	Jun. 2015	Chicago Board of Trade	$(1,754,125)	$(5,322)
5-Year U.S. Treasury Note	(37)	Jun. 2015	Chicago Board of Trade	(4,444,914)	(25,246)
10-Year U.S. Treasury Note	(55)	Jun. 2015	Chicago Board of Trade	(7,060,625)	(19,809)
Long U.S. Treasury Bond	(21)	Jun. 2015	Chicago Board of Trade	(3,351,469)	65,742
Ultra Long U.S. Treasury Bond	(12)	Jun. 2015	Chicago Board of Trade	(1,974,000)	50,693

Net unrealized appreciation					$66,058

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Statements of Assets and Liabilities (Unaudited)

iSHARES® U.S. ETF TRUST

April 30, 2015

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$99,005,902	$18,882,333

Total cost of investments	$99,005,902	$18,882,333

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$98,034,534	$18,918,566

Total fair value of investments	98,034,534	18,918,566
Cash pledged to broker	608,000	232,000
Receivables:
Interest	5	4
Futures variation margin	67,140	20,928

Total Assets	98,709,679	19,171,498

LIABILITIES
Payables:
Investment securities purchased	90,893	35,965
Investment advisory fees (Note 2)	4,386	1,639

Total Liabilities	95,279	37,604

NET ASSETS	$98,614,400	$19,133,894

Net assets consist of:
Paid-in capital	$100,740,344	$19,687,956
Distributions in excess of net investment income	(4,552)	(1,663)
Accumulated net realized loss	(712,830)	(654,690)
Net unrealized appreciation (depreciation)	(1,408,562)	102,291

NET ASSETS	$98,614,400	$19,133,894

Shares outstanding[a]	1,050,000	200,000

Net asset value per share	$93.92	$95.67

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® U.S. ETF TRUST

Six months ended April 30, 2015

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$1,674,520	$230,780
Interest — affiliated (Note 2)	17	10

Total investment income	1,674,537	230,790

EXPENSES
Investment advisory fees (Note 2)	222,108	21,973

Total expenses	222,108	21,973
Less investment advisory fees waived (Note 2)	(202,537)	(14,237)

Net expenses	19,571	7,736

Net investment income	1,654,966	223,054

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(97,465)	6,291
In-kind redemptions — affiliated (Note 2)	157,279	—
Futures contracts	(647,388)	(518,007)

Net realized loss	(587,574)	(511,716)

Net change in unrealized appreciation/depreciation on:
Investments	(306,513)	35,335
Futures contracts	(147,666)	160,371

Net change in unrealized appreciation/depreciation	(454,179)	195,706

Net realized and unrealized loss	(1,041,753)	(316,010)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$613,213	$(92,956)

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Changes in Net Assets

iSHARES® U.S. ETF TRUST

	iShares Interest Rate Hedged High Yield Bond ETF		iShares Interest Rate Hedged Corporate Bond ETF
	Six months ended April 30, 2015 (Unaudited)	Period from May 27, 2014[a] to October 31, 2014	Six months ended April 30, 2015 (Unaudited)	Period from May 27, 2014[a] to October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,654,966	$511,424	$223,054	$132,240
Net realized loss	(587,574)	(125,256)	(511,716)	(142,974)
Net change in unrealized appreciation/depreciation	(454,179)	(954,383)	195,706	(93,415)

Net increase (decrease) in net assets resulting from operations	613,213	(568,215)	(92,956)	(104,149)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,659,518)	(511,424)	(224,717)	(132,240)
Return of capital	—	(2,091)	—	(884)

Total distributions to shareholders	(1,659,518)	(513,515)	(224,717)	(133,124)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	65,525,313	44,700,309	9,656,627	10,032,213
Cost of shares redeemed	(9,483,187)	—	—	—

Net increase in net assets from capital share transactions	56,042,126	44,700,309	9,656,627	10,032,213

INCREASE IN NET ASSETS	54,995,821	43,618,579	9,338,954	9,794,940

NET ASSETS
Beginning of period	43,618,579	—	9,794,940	—

End of period	$98,614,400	$43,618,579	$19,133,894	$9,794,940

Distributions in excess of net investment income included in net assets at end of period	$(4,552)	$—	$(1,663)	$—

SHARES ISSUED AND REDEEMED
Shares sold	700,000	450,000	100,000	100,000
Shares redeemed	(100,000)	—	—	—

Net increase in shares outstanding	600,000	450,000	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Interest Rate Hedged High Yield Bond ETF

	Six months ended Apr. 30, 2015 (Unaudited)	Period from May 27, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$96.93	$100.10

Income from investment operations:
Net investment income[b]	2.26	1.86
Net realized and unrealized loss[c]	(2.86)	(2.87)

Total from investment operations	(0.60)	(1.01)

Less distributions from:
Net investment income	(2.41)	(2.15)
Net realized gain	—	(0.01)

Total distributions	(2.41)	(2.16)

Net asset value, end of period	$93.92	$96.93

Total return	(0.61)%[d]	(1.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$98,614	$43,619
Ratio of expenses to average net assets[e,f]	0.06%	0.06%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.65%	0.65%
Ratio of net investment income to average net assets[e]	4.84%	4.41%
Portfolio turnover rate[g,h]	1%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Interest Rate Hedged Corporate Bond ETF

	Six months ended Apr. 30, 2015 (Unaudited)	Period from May 27, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$97.95	$100.32

Income from investment operations:
Net investment income[b]	1.45	1.32
Net realized and unrealized loss[c]	(2.23)	(2.36)

Total from investment operations	(0.78)	(1.04)

Less distributions from:
Net investment income	(1.50)	(1.32)
Net realized gain	—	(0.01)

Total distributions	(1.50)	(1.33)

Net asset value, end of period	$95.67	$97.95

Total return	(0.80)%[d]	(1.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$19,134	$9,795
Ratio of expenses to average net assets[e,f]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	3.05%	3.09%
Portfolio turnover rate[g,h]	2%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested.

See notes to financial statements.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Interest Rate Hedged High Yield Bond	Diversified
Interest Rate Hedged Corporate Bond	Diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares Trust (an “underlying fund”), an affiliate of the Funds. The financial statements and schedules of investments for the underlying funds can be found elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of April 30, 2015 the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the Underlying Funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares Interest Rate Hedged High Yield Bond and iShares Interest Rate Hedged Corporate Bond ETFs, BFA is entitled to an annual investment advisory fee of 0.65% and 0.30%, respectively, based on the average daily net assets of each Fund. In addition, each Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expense.

For each Fund, BFA has contractually agreed to waive a portion of its investment advisory fees through February 29, 2016 in an amount equal to the acquired fund fees and expenses.

For the iShares Interest Rate Hedged High Yield Bond ETF, BFA has contractually agreed to reduce its investment advisory fees for the Fund through February 29, 2016 on assets attributable to the Fund’s investments in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”) (and those assets used to hedge the securities in HYG) such that the total annual operating expense on such assets is equal to the investment advisory fee for HYG plus 0.15%. BFA has also contractually agreed to waive the Fund’s investment advisory fees through February 29, 2016 by an additional amount such that the Fund’s total annual operating expense does not exceed 0.55% of average daily net assets.

For the iShares Interest Rate Hedged Corporate Bond ETF, BFA has contractually agreed to reduce its investment advisory fees for the Fund through February 29, 2016 on assets attributable to the Fund’s investments in the iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD”) (and those assets used to hedge the securities in LQD) such that the total annual operating expense on such assets is equal to the investment advisory fee for LQD plus 0.15%. BFA has also contractually agreed to waive the Fund’s investment advisory fees through February 29, 2016 by an additional amount such that the Fund’s total annual operating expense does not exceed 0.25% of average daily net assets.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended April 30, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Interest Rate Hedged High Yield Bond
iShares iBoxx $ High Yield Corporate Bond ETF	462,500	728,225	(122,036)	1,068,689	$97,240,012	$1,674,520	$59,814

Interest Rate Hedged Corporate Bond
iShares iBoxx $ Investment Grade Corporate Bond ETF	79,200	80,366	(7,000)	152,566	$18,298,766	$230,780	$6,291

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2015 were as follows:

iShares ETF	Purchases	Sales
Interest Rate Hedged High Yield Bond	$940,635	$1,723,271
Interest Rate Hedged Corporate Bond	294,953	845,178

In-kind transactions (see Note 4) for the six months ended April 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Interest Rate Hedged High Yield Bond	$64,822,813	$9,348,590
Interest Rate Hedged Corporate Bond	9,355,636	—

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts as part of its investment strategy. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Funds as of April 30, 2015 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Interest rate contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$5,858	$116,435

[a] Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Liabilities
	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Interest rate contracts:
Variation margin / Net assets consist of – net unrealized depreciation[b]	$443,052	$50,377

[b] Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the six months ended April 30, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Interest rate contracts:
Futures contracts	$(647,388)	$(518,007)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Interest rate contracts:
Futures contracts	$(147,666)	$160,371

The following table shows the average quarter-end balances of open futures contracts for the six months ended April 30, 2015:

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Average value of contracts sold	$(69,916,380)	$(14,001,341)

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in fixed income and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets indirectly in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests a substantial amount of its assets indirectly in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The iShares Interest Rate Hedged High Yield Bond ETF invests a substantial portion of its assets indirectly in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB- “ by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2014, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Interest Rate Hedged High Yield Bond	$374,689
Interest Rate Hedged Corporate Bond	235,938

As of April 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Interest Rate Hedged High Yield Bond	$99,045,996	$—	$(1,011,462)	$(1,011,462)
Interest Rate Hedged Corporate Bond	18,883,682	36,233	(1,349)	34,884

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® U.S. ETF TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Interest Rate Hedged High Yield Bond	$2.358211	$—	$0.052808	$2.411019	98%	—%	2%	100%
Interest Rate Hedged Corporate Bond	1.491670	—	0.010713	1.502383	99	—	1	100

SUPPLEMENTAL INFORMATION	23

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.87%

ADVERTISING — 0.45%
Affinion Group Inc.
7.88%, 12/15/18 (Call 06/01/15)[a]	$8,200	$5,125,000
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[b]	12,750	13,355,625
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[a]	10,009	10,259,225
5.38%, 01/15/24 (Call 01/15/19)[a]	9,475	9,901,375
5.88%, 02/01/22 (Call 02/01/17)	9,500	10,034,375
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)	10,175	10,683,750
5.63%, 02/15/24 (Call 02/15/19)	5,850	6,142,500
5.88%, 03/15/25 (Call 09/15/19)[a]	8,800	9,394,000

		74,895,850
AEROSPACE & DEFENSE — 0.58%
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	22,090	22,338,512
Meccanica Holdings USA Inc.
6.25%, 07/15/19 [a,b]	9,650	10,687,375
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)[a]	7,000	6,931,400
6.00%, 07/15/22 (Call 07/15/17)	21,330	21,543,300
6.50%, 07/15/24 (Call 07/15/19)	22,720	23,117,600
7.50%, 07/15/21 (Call 07/15/16)[a]	9,850	10,613,375

		95,231,562

Security	Principal (000s)	Value
AIRLINES — 0.35%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a,b]	$7,075	$7,561,406
7.75%, 04/15/21[a,b]	7,980	8,578,500
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	8,965	8,841,732
5.50%, 10/01/19[b]	14,090	14,547,925
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	8,000	8,460,000
U.S. Airways Group Inc.
6.13%, 06/01/18[a]	9,918	10,413,900

		58,403,463
APPAREL — 0.27%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	18,780	19,859,850
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[b]	5,355	5,395,163
6.88%, 05/01/22 (Call 05/01/17)	10,696	11,672,010
7.63%, 05/15/20 (Call 05/27/15)[a]	8,000	8,332,000

		45,259,023
AUTO MANUFACTURERS — 1.74%
FCA U.S. LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 05/14/15)	29,000	30,341,250
8.25%, 06/15/21 (Call 06/15/16)	57,557	63,600,485
Fiat Chrysler Automobiles NV
4.50%, 04/15/20[a,b]	20,980	21,153,085
5.25%, 04/15/23[a,b]	22,500	22,692,375
General Motors Co.
3.50%, 10/02/18	25,841	26,551,627
4.00%, 04/01/25[a]	11,250	11,327,625
4.88%, 10/02/23[a]	28,400	30,467,520
General Motors Financial Co. Inc.
2.40%, 04/10/18[a]	2,000	2,002,305
3.45%, 04/10/22 (Call 02/10/22)[a]	8,120	8,045,702

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	$10,600	$10,547,000
4.13%, 12/15/18[a,b]	14,100	14,523,000
4.25%, 11/15/19[a,b]	10,240	10,496,000
5.63%, 02/01/23 (Call 02/01/18)[a,b]	10,450	11,077,000
Navistar International Corp.
8.25%, 11/01/21 (Call 06/01/15)[a]	23,954	23,774,345

		286,599,319
AUTO PARTS & EQUIPMENT — 0.95%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)[a]	7,881	8,294,753
6.63%, 10/15/22 (Call 10/15/17)	10,675	11,395,563
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[a]	7,750	8,040,625
5.50%, 12/15/24 (Call 12/15/19)	8,550	8,785,125
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)[a]	16,805	17,813,300
7.00%, 05/15/22 (Call 05/15/17)[a]	14,845	16,218,162
8.25%, 08/15/20 (Call 08/15/15)[a]	15,845	16,736,281
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a]	9,358	9,474,975
5.25%, 01/15/25 (Call 01/15/20)	12,555	12,837,487
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[a,b]	12,900	12,996,750
4.75%, 05/15/21 (Call 05/15/16)[a,b]	18,550	18,967,375
4.75%, 05/15/23 (Call 05/15/18)[b]	5,900	6,047,500

Security	Principal (000s)	Value
ZF North America Capital Inc.
4.00%, 04/29/20[b]	$4,200	$4,226,250
4.50%, 04/29/22[b]	2,150	2,145,969
4.75%, 04/29/25	2,280	2,285,700

		156,265,815
BANKS — 2.87%
BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[a,c]	11,841	12,225,833
BPCE SA
12.50%, 08/29/49 (Call 09/30/19)[a,b,c]	7,400	9,953,000
CIT Group Inc.
3.88%, 02/19/19[a]	16,550	16,446,563
4.25%, 08/15/17	32,200	32,803,750
5.00%, 05/15/17[a]	24,296	25,146,360
5.00%, 08/15/22	23,800	24,469,375
5.00%, 08/01/23[a]	14,560	14,987,700
5.25%, 03/15/18	24,626	25,580,257
5.38%, 05/15/20[a]	14,200	14,981,000
5.50%, 02/15/19[a,b]	35,430	37,035,018
6.63%, 04/01/18[b]	13,200	14,157,000
Commerzbank AG
8.13%, 09/19/23[b]	19,850	23,919,250
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,c]	12,445	13,207,256
8.38%, 10/29/49 (Call 10/13/19)[b,c]	19,060	22,443,150
Fifth Third Bancorp
5.10%, 12/29/49 (Call 06/30/23)[a,c]	10,500	9,975,000
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[a]	37,820	39,032,089
6.00%, 12/19/23[a]	38,071	41,806,945
6.10%, 06/10/23[a]	20,997	23,110,644
6.13%, 12/15/22	41,275	46,032,076
Royal Bank of Scotland NV
4.65%, 06/04/18	10,250	10,711,250
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a,b,c]	14,665	15,288,263

		473,311,779

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
BEVERAGES — 0.66%
Constellation Brands Inc.
3.75%, 05/01/21[a]	$9,600	$9,792,000
3.88%, 11/15/19	8,625	8,916,094
4.25%, 05/01/23[a]	19,825	20,469,312
4.75%, 11/15/24[a]	7,831	8,330,226
6.00%, 05/01/22[a]	11,850	13,553,438
7.25%, 09/01/16	11,750	12,572,500
7.25%, 05/15/17	13,424	14,799,960
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)[b]	9,075	8,791,406
6.75%, 01/01/20 (Call 01/01/17)[a,b]	11,305	11,771,897

		108,996,833
BUILDING MATERIALS — 0.81%
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[a,b]	21,710	22,252,750
6.75%, 05/01/21 (Call 05/01/16)[b]	18,750	19,921,875
Lafarge SA
6.20%, 07/09/15[b]	775	783,060
6.50%, 07/15/16	11,600	12,209,000
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)[a]	1,500	1,556,250
5.95%, 03/15/22[a]	8,877	9,986,625
6.13%, 10/03/16[a]	14,953	15,775,415
7.13%, 03/15/20[a]	9,845	11,518,650
USG Corp.
6.30%, 11/15/16	8,569	9,008,161
9.75%, 01/15/18	9,598	11,133,680
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	7,775	7,891,625
7.50%, 06/15/21	9,850	11,725,046

		133,762,137
CHEMICALS — 1.48%
Ashland Inc.
3.00%, 03/15/16 (Call 02/15/16)	1,650	1,660,313

Security	Principal (000s)	Value
3.88%, 04/15/18 (Call 03/15/18)[a]	$13,050	$13,490,437
4.75%, 08/15/22 (Call 05/15/22)[a]	20,650	21,217,875
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[a]	8,830	8,896,225
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[a]	12,875	13,035,938
Evolution Escrow Issuer LLC
7.50%, 03/15/22 (Call 03/15/18)[a,b]	9,200	9,315,000
Hexion Inc.
6.63%, 04/15/20 (Call 06/01/15)[a]	26,500	24,777,500
8.88%, 02/01/18 (Call 06/01/15)	22,300	19,874,875
9.00%, 11/15/20 (Call 11/15/15)	10,100	7,272,000
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[a]	12,075	12,195,750
5.13%, 11/15/22 (Call 08/15/22)[a,b]	7,900	8,018,500
8.63%, 03/15/21 (Call 09/15/15)[a]	4,866	5,157,960
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/06/15)[a,b]	14,410	15,216,960
INEOS Group Holdings SA
5.88%, 02/15/19 (Call 02/15/16)[a,b]	12,575	12,685,031
6.13%, 08/15/18 (Call 06/01/15)[a,b]	12,825	13,113,562
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a,b]	10,095	10,637,606
5.25%, 08/01/23 (Call 08/01/18)[b]	9,850	10,391,750
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	10,375	10,841,875

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	$825	$860,063
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/15/15)	11,200	10,948,000
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	13,350	13,934,062

		243,541,282
COAL — 0.82%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/15)[a]	10,815	2,163,000
6.25%, 06/01/21 (Call 06/01/16)[a]	11,790	2,269,575
7.50%, 08/01/20 (Call 08/01/16)[a,b]	9,075	3,335,063
9.75%, 04/15/18	6,296	2,140,640
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[a]	15,450	3,399,000
7.25%, 10/01/20 (Call 10/01/15)[a]	7,380	2,564,550
7.25%, 06/15/21 (Call 06/15/16)[a]	15,500	3,332,500
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	35,010	32,209,200
8.00%, 04/01/23 (Call 04/01/18)[a,b]	7,000	7,105,000
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a,b]	14,525	14,779,187
Peabody Energy Corp.
6.00%, 11/15/18[a]	31,340	24,445,200
6.25%, 11/15/21[a]	26,278	15,635,410
6.50%, 09/15/20[a]	12,595	7,903,362
10.00%, 03/15/22 (Call 03/15/18)[a,b]	16,055	13,646,750

		134,928,437
COMMERCIAL SERVICES — 3.03%
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[b]	1,800	1,840,500

Security	Principal (000s)	Value
ADT Corp. (The)
2.25%, 07/15/17[a]	$14,173	$14,119,851
3.50%, 07/15/22[a]	16,850	15,881,125
4.13%, 04/15/19[a]	9,375	9,558,903
4.13%, 06/15/23[a]	12,925	12,343,375
6.25%, 10/15/21[a]	19,800	21,354,692
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)[a]	17,550	17,462,250
8.75%, 12/01/20 (Call 12/01/15)[a]	17,921	16,532,122
Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[a,b]	10,535	11,061,750
6.50%, 07/15/22 (Call 07/15/17)[b]	8,550	9,169,875
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[b]	8,465	8,570,813
5.50%, 04/01/23 (Call 04/01/18)[a]	11,850	12,116,625
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	12,080	11,234,400
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	18,450	17,918,640
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[b]	14,280	13,905,864
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)[a]	13,400	13,601,000
6.25%, 10/15/22 (Call 10/15/17)[a]	10,000	10,325,000
6.75%, 04/15/19 (Call 06/01/15)	23,425	24,244,875
7.38%, 01/15/21 (Call 01/15/16)[a]	9,733	10,243,982
7.50%, 10/15/18 (Call 06/01/15)	11,200	11,620,000
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[a]	18,367	19,078,721

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
6.00%, 08/15/23 (Call 08/15/18)[a]	$11,700	$12,519,000
7.75%, 10/01/19 (Call 10/01/15)	7,030	7,451,800
8.38%, 08/15/21 (Call 05/11/15)[a]	1,739	1,812,908
Jaguar Holding Co. II/Jaguar Merger Sub Inc.
9.50%, 12/01/19 (Call 06/01/15)[a,b]	11,061	11,890,575
Laureate Education Inc.
10.00%, 09/01/19 (Call 09/01/15)[b]	24,600	24,046,500
RR Donnelley & Sons Co.
6.00%, 04/01/24	9,375	9,726,563
7.00%, 02/15/22[a]	6,850	7,569,250
7.88%, 03/15/21[a]	8,325	9,573,750
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	8,300	8,798,000
5.38%, 05/15/24 (Call 05/15/19)[a]	9,925	10,545,312
ServiceMaster Co. LLC (The)
7.00%, 08/15/20 (Call 08/15/15)[a]	506	537,625
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	11,795	11,986,669
5.50%, 07/15/25 (Call 07/15/20)[a]	10,520	10,690,950
5.75%, 11/15/24 (Call 05/15/19)	22,425	23,069,719
6.13%, 06/15/23 (Call 12/15/17)[a]	17,664	18,591,360
7.38%, 05/15/20 (Call 05/15/16)	12,500	13,484,375
7.63%, 04/15/22 (Call 04/15/17)	24,600	27,152,250
8.25%, 02/01/21 (Call 02/01/16)[a]	8,156	8,849,260

		500,480,229

Security	Principal (000s)	Value
COMPUTERS — 0.71%
Dell Inc.
3.10%, 04/01/16[a]	$2,150	$2,166,125
4.63%, 04/01/21[a]	8,210	8,292,100
5.65%, 04/15/18	10,209	10,987,436
5.88%, 06/15/19[a]	11,200	12,194,000
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)[a]	8,950	8,860,500
5.00%, 07/15/22 (Call 07/15/17)[a]	10,810	10,728,925
5.88%, 12/15/21 (Call 12/15/17)	7,625	7,815,625
6.38%, 12/15/23 (Call 12/15/18)[a]	12,350	12,998,375
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)[a]	19,550	20,380,875
7.38%, 11/15/18 (Call 06/01/15)[a]	8,225	8,554,000
7.63%, 11/15/20 (Call 11/15/15)	13,636	14,437,115

		117,415,076
COSMETICS & PERSONAL CARE — 0.11%
Avon Products Inc.
5.35%, 03/15/20[a]	10,850	10,253,250
5.75%, 03/15/23[a]	9,168	8,323,994

		18,577,244
DISTRIBUTION & WHOLESALE — 0.52%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a,b]	21,305	22,263,725
7.50%, 07/15/20 (Call 10/15/16)[a]	23,340	25,032,150
11.00%, 04/15/20 (Call 04/15/16)[a]	13,195	14,943,338
11.50%, 07/15/20 (Call 10/15/16)[a]	19,950	23,291,625

		85,530,838

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 7.42%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[b]	$7,500	$7,481,250
3.75%, 05/15/19[b]	21,700	21,971,250
4.50%, 05/15/21[a,b]	21,850	22,942,500
5.00%, 10/01/21[b]	15,090	16,165,162
Aircastle Ltd.
4.63%, 12/15/18[a]	7,550	7,870,875
5.13%, 03/15/21[a]	9,050	9,502,500
5.50%, 02/15/22[a]	9,825	10,512,750
6.25%, 12/01/19	10,050	11,117,813
6.75%, 04/15/17	10,400	11,193,000
Ally Financial Inc.
2.75%, 01/30/17	19,065	19,077,011
3.25%, 02/13/18[a]	12,610	12,610,000
3.50%, 07/18/16[a]	16,050	16,260,736
3.50%, 01/27/19[a]	14,750	14,713,125
3.75%, 11/18/19[a]	16,250	16,209,375
4.13%, 03/30/20[a]	12,500	12,562,500
4.13%, 02/13/22	12,145	11,932,462
4.63%, 03/30/25[a]	9,700	9,700,000
4.75%, 09/10/18	15,125	15,730,000
5.13%, 09/30/24	12,980	13,434,300
5.50%, 02/15/17[a]	28,467	29,783,599
6.25%, 12/01/17	15,410	16,527,225
7.50%, 09/15/20	13,750	16,053,125
8.00%, 12/31/18	11,825	13,362,250
8.00%, 03/15/20[a]	27,860	33,083,750
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)	13,380	14,182,800
General Motors Financial Co. Inc.
2.63%, 07/10/17	12,512	12,637,120
2.75%, 05/15/16	14,440	14,636,384
3.00%, 09/25/17[a]	14,125	14,354,531
3.15%, 01/15/20 (Call 12/15/19)	18,925	19,042,903
3.25%, 05/15/18[a]	14,520	14,855,412
3.50%, 07/10/19[a]	15,450	15,792,990
4.00%, 01/15/25 (Call 10/15/24)	18,175	18,281,505
4.25%, 05/15/23[a]	13,665	14,163,636

Security	Principal (000s)	Value
4.38%, 09/25/21	$24,550	$25,897,795
4.75%, 08/15/17	18,609	19,658,362
6.75%, 06/01/18[a]	9,215	10,371,483
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)[a]	22,125	22,235,625
4.88%, 03/15/19 (Call 07/15/16)	23,175	23,638,500
5.88%, 02/01/22 (Call 08/01/17)[a]	25,595	26,522,819
6.00%, 08/01/20 (Call 02/01/17)[a]	29,275	30,848,411
International Lease Finance Corp.
3.88%, 04/15/18[a]	15,950	16,348,750
4.63%, 04/15/21[a]	9,850	10,391,750
5.75%, 05/15/16[a]	15,210	15,728,892
5.88%, 04/01/19[a]	14,300	15,599,121
5.88%, 08/15/22[a]	14,950	16,856,125
6.25%, 05/15/19	22,550	24,943,820
8.25%, 12/15/20	16,280	19,994,232
8.63%, 01/15/22[a]	11,171	14,274,956
8.75%, 03/15/17[a]	27,925	30,989,227
8.88%, 09/01/17[a]	10,340	11,721,082
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[b]	9,750	9,289,960
7.38%, 04/01/20 (Call 04/01/16)[a,b]	11,500	11,385,000
7.50%, 04/15/21 (Call 10/15/17)[a,b]	8,550	8,421,750
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)	8,950	9,129,000
6.50%, 07/01/21 (Call 01/01/17)	11,100	10,822,500
7.88%, 10/01/20 (Call 10/01/16)	7,750	8,001,875
Navient Corp.
4.63%, 09/25/17[a]	7,921	8,079,420
4.88%, 06/17/19[a]	19,610	19,560,975
5.00%, 10/26/20	9,875	9,652,813

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
5.50%, 01/15/19[a]	$18,400	$18,676,000
5.50%, 01/25/23[a]	18,815	18,109,437
5.88%, 03/25/21	6,300	6,268,500
5.88%, 10/25/24[a]	9,750	9,213,750
6.00%, 01/25/17[a]	20,621	21,600,497
6.13%, 03/25/24[a]	17,768	17,257,170
7.25%, 01/25/22	14,300	15,229,500
8.00%, 03/25/20	28,500	31,777,500
8.45%, 06/15/18[a]	47,700	53,245,125
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[b]	12,650	13,377,375
7.25%, 12/15/21 (Call 12/15/17)[b]	16,452	17,418,555
Springleaf Finance Corp.
5.25%, 12/15/19[a]	13,050	13,147,875
6.90%, 12/15/17	34,376	36,816,696
7.75%, 10/01/21[a]	12,500	13,781,250

		1,224,027,312
ELECTRIC — 3.55%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[a]	15,805	15,479,022
5.50%, 03/15/24 (Call 03/15/19)[a]	13,800	13,840,267
7.38%, 07/01/21 (Call 06/01/21)	22,125	24,835,313
8.00%, 06/01/20	12,580	14,638,576
AES Corp/VA
5.50%, 04/15/25 (Call 04/15/20)	2,800	2,772,000
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[a]	22,650	22,904,813
5.50%, 02/01/24 (Call 02/01/19)[a]	12,570	12,570,000
5.75%, 01/15/25 (Call 10/15/19)[a]	28,800	28,944,000
5.88%, 01/15/24 (Call 11/01/18)[b]	10,200	10,914,000
6.00%, 01/15/22 (Call 11/01/16)[b]	13,200	14,025,000
7.88%, 01/15/23 (Call 01/15/17)[a,b]	15,076	16,621,290

Security	Principal (000s)	Value
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	$1,115	$1,170,750
7.25%, 10/15/21 (Call 07/15/21)[a]	15,190	16,406,323
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)[a]	2,000	1,985,000
6.75%, 11/01/19 (Call 05/01/17)[a,b]	39,275	41,140,562
7.38%, 11/01/22 (Call 11/01/18)[a,b]	33,560	35,741,400
7.63%, 11/01/24 (Call 11/01/19)[a,b]	23,970	25,767,750
EDP Finance BV
5.25%, 01/14/21[a,b]	1,698	1,828,389
Enel SpA
8.75%, 09/24/73 (Call 09/24/23)[a,b,c]	25,257	30,434,685
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)[a]	9,400	9,587,729
Series B
4.25%, 03/15/23 (Call 12/15/22)	14,900	15,466,349
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[a,b]	10,300	10,856,800
GenOn Energy Inc.
7.88%, 06/15/17	12,070	12,160,783
9.50%, 10/15/18[a]	13,635	14,146,313
9.88%, 10/15/20 (Call 10/15/15)[a]	10,050	10,326,375
IPALCO Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)	6,250	6,654,536
7.25%, 04/01/16[a,b]	2,195	2,292,703
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	20,650	21,579,250
6.25%, 05/01/24 (Call 05/01/19)[a]	18,750	19,218,750

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
6.63%, 03/15/23 (Call 09/15/17)	$19,435	$20,455,338
7.63%, 01/15/18	21,280	23,620,800
7.88%, 05/15/21 (Call 05/15/16)[a]	22,288	23,908,500
8.25%, 09/01/20 (Call 09/01/15)	17,295	18,246,225
PPL Capital Funding Inc.
Series A
6.70%, 03/30/67 (Call 03/30/17)[c]	8,650	8,109,375
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[a]	14,620	13,712,917
6.50%, 05/01/18[a]	1,000	1,063,991
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[a,b]	21,875	21,624,676

		585,050,550
ELECTRONICS — 0.25%
Flextronics International Ltd.
4.63%, 02/15/20[a]	9,675	10,062,000
5.00%, 02/15/23[a]	9,950	10,596,750
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[b]	9,850	10,293,250
6.13%, 12/15/19 (Call 12/15/15)[a,b]	9,950	10,372,875

		41,324,875
ENGINEERING & CONSTRUCTION — 0.32%
Abengoa Finance SAU
7.75%, 02/01/20[a,b]	9,070	9,024,650
8.88%, 11/01/17[a,b]	14,243	14,812,720
AECOM
5.75%, 10/15/22 (Call 10/15/17)[b]	14,575	15,048,688
5.88%, 10/15/24 (Call 07/15/24)[b]	13,114	13,638,560

		52,524,618
ENTERTAINMENT — 1.51%
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	10,250	10,326,875

Security	Principal (000s)	Value
5.13%, 12/15/22 (Call 12/15/17)[a]	$7,500	$7,752,750
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a]	10,350	10,660,500
4.88%, 11/01/20 (Call 08/01/20)[a]	17,075	17,501,875
5.38%, 11/01/23 (Call 08/01/23)[a]	9,550	9,932,000
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[b]	12,380	12,194,300
6.25%, 02/15/22 (Call 08/15/21)[b]	30,225	29,771,625
6.50%, 02/15/25 (Call 08/15/24)[b]	23,915	23,137,762
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	15,640	16,617,500
7.50%, 04/15/21 (Call 06/01/15)	18,321	19,420,260
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	14,550	14,950,125
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	17,660	18,410,550
10.00%, 12/01/22 (Call 12/01/18)[a,b]	39,700	36,921,000
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 01/15/16)[a,b]	7,939	8,137,475
6.75%, 04/15/22 (Call 04/15/17)[a,b]	13,650	12,933,375

		248,667,972
ENVIRONMENTAL CONTROL — 0.38%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	10,575	10,812,937
5.25%, 08/01/20 (Call 08/01/16)[a]	15,229	15,685,870

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	$8,000	$8,260,000
6.38%, 10/01/22 (Call 04/01/17)[a]	7,875	8,406,563
7.25%, 12/01/20 (Call 12/01/15)[a]	7,898	8,391,625
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b]	11,600	10,788,000

		62,344,995
FOOD — 1.36%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc.
7.75%, 10/15/22 (Call 10/15/17)[a,b]	10,972	11,904,620
Aramark Services Inc.
5.75%, 03/15/20 (Call 06/01/15)	16,450	17,200,778
HJ Heinz Co.
4.88%, 02/15/25 (Call 02/15/20)[a,b]	36,350	39,694,200
HJ Heinz Finance Co.
4.25%, 10/15/20 (Call 06/01/15)[a]	53,700	55,015,650
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a,b]	12,400	12,090,000
6.75%, 12/01/21 (Call 12/01/17)[b]	11,525	11,686,350
7.38%, 02/15/22 (Call 02/15/17)[a]	26,400	27,390,000
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a,b]	8,925	9,125,813
6.63%, 08/15/22 (Call 08/15/17)	17,169	18,542,520
7.75%, 07/01/17[a]	8,329	9,224,367
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[a]	7,850	8,085,500
8.00%, 05/01/16[a]	1,661	1,758,584

Security	Principal (000s)	Value
U.S. Foods Inc.
8.50%, 06/30/19 (Call 06/01/15)[a]	$2,700	$2,845,125

		224,563,507
FOREST PRODUCTS & PAPER — 0.04%
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 06/01/15)	7,240	6,326,312

		6,326,312
GAS — 0.35%
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	7,200	7,110,000
6.88%, 10/15/21 (Call 10/15/16)	8,125	8,551,563
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[a]	7,900	8,292,891
7.50%, 11/30/16	31,450	33,600,620

		57,555,074
HEALTH CARE — PRODUCTS — 1.36%
Alere Inc.
6.50%, 06/15/20 (Call 06/15/16)[a]	8,175	8,553,094
7.25%, 07/01/18 (Call 12/15/15)	8,350	8,861,438
8.63%, 10/01/18 (Call 06/01/15)	7,737	8,017,466
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	34,470	36,452,025
6.50%, 10/01/20 (Call 10/01/15)	15,100	15,855,000
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 06/01/15)[b]	12,147	12,845,453
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a,b]	25,825	22,887,406

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 05/16/15)	$150	$157,500
DJO Finco Inc. / DJO Finance LLC / DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	2,000	2,030,000
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	20,151	20,969,634
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	28,076	30,251,890
12.50%, 11/01/19 (Call 11/01/15)[a]	12,340	13,481,450
Mallinckrodt International Finance SA
4.75%, 04/15/23	12,100	11,585,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[b]	9,620	9,776,325
5.50%, 04/15/25 (Call 04/15/20)[b]	5,480	5,617,000
5.75%, 08/01/22 (Call 08/01/17)[a,b]	16,950	17,585,625

		224,927,056
HEALTH CARE — SERVICES — 6.10%
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)	20,500	20,833,125
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)[a]	30,700	31,621,000
5.13%, 08/01/21 (Call 02/01/17)[a]	19,100	19,792,375
6.88%, 02/01/22 (Call 02/01/18)[a]	52,100	55,486,500
7.13%, 07/15/20 (Call 07/15/16)[a]	23,340	24,944,625

Security	Principal (000s)	Value
8.00%, 11/15/19 (Call 11/15/15)[a]	$37,789	$40,198,049
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)	4,380	4,385,475
5.13%, 07/15/24 (Call 07/15/19)[a]	32,000	32,760,000
5.75%, 08/15/22 (Call 08/15/17)[a]	24,650	26,190,625
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a,b]	9,550	9,645,500
4.75%, 10/15/24 (Call 07/17/24)[b]	7,940	8,297,300
5.63%, 07/31/19[a,b]	15,850	17,316,125
5.88%, 01/31/22[b]	11,249	12,345,778
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b]	11,900	13,030,500
6.50%, 09/15/18[b]	8,341	9,341,920
6.88%, 07/15/17	9,000	9,866,250
HCA Holdings Inc.
6.25%, 02/15/21[a]	19,225	21,147,500
7.75%, 05/15/21 (Call 11/15/15)[a]	29,462	31,413,857
HCA Inc.
3.75%, 03/15/19[a]	29,455	30,228,194
4.25%, 10/15/19	12,700	13,239,750
4.75%, 05/01/23[a]	23,540	24,908,263
5.00%, 03/15/24	32,750	34,796,875
5.25%, 04/15/25[a]	25,625	27,835,156
5.38%, 02/01/25[a]	19,880	20,948,550
5.88%, 03/15/22[a]	21,600	24,138,000
5.88%, 05/01/23[a]	23,300	25,222,250
6.50%, 02/15/20[a]	55,330	63,214,525
7.50%, 02/15/22	36,155	42,210,962
8.00%, 10/01/18[a]	8,600	9,997,500
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	17,065	17,939,581
Kindred Healthcare Inc.
8.00%, 01/15/20[a,b]	13,300	14,413,875

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)[a]	$9,225	$9,501,750
8.75%, 01/15/23 (Call 01/15/18)[b]	10,715	11,933,831
LifePoint Hospitals Inc.
5.50%, 12/01/21 (Call 12/01/16)[a]	20,150	21,132,313
6.63%, 10/01/20 (Call 10/01/15)[a]	8,600	9,008,500
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a,b]	17,375	18,330,625
Tenet Healthcare Corp.
4.38%, 10/01/21[a]	19,520	19,398,000
4.50%, 04/01/21[a]	16,625	16,521,094
4.75%, 06/01/20[a]	9,924	10,085,265
5.00%, 03/01/19[b]	22,155	22,044,225
5.50%, 03/01/19[a,b]	9,000	9,146,250
6.00%, 10/01/20	32,334	34,476,127
6.25%, 11/01/18	16,010	17,379,015
8.00%, 08/01/20 (Call 08/01/15)[a]	14,360	15,042,100
8.13%, 04/01/22[a]	50,400	54,999,000

		1,006,708,080
HOLDING COMPANIES — DIVERSIFIED — 0.53%
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	36,560	38,296,600
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)[a]	11,100	11,197,125
7.88%, 07/15/19 (Call 01/15/16)	11,725	12,428,500
7.88%, 07/15/19 (Call 01/15/16)[b]	1,000	1,062,375
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	10,700	11,013,412
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a,b]	12,450	12,807,937

		86,805,949

Security	Principal (000s)	Value
HOME BUILDERS — 1.19%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 12/15/15)[a,b]	$11,150	$11,623,875
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	9,400	9,658,500
Centex LLC
6.50%, 05/01/16[a]	7,400	7,696,000
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[a]	6,700	6,867,500
3.75%, 03/01/19 (Call 12/01/18)[a]	10,000	10,162,500
4.00%, 02/15/20	9,400	9,529,250
5.75%, 08/15/23 (Call 05/15/23)[a]	7,300	7,920,500
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a,b]	10,650	11,155,875
KB Home
4.75%, 05/15/19 (Call 02/15/19)	7,524	7,448,760
7.00%, 12/15/21 (Call 09/15/21)[a]	9,300	9,741,750
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	9,750	10,042,500
4.50%, 11/15/19 (Call 08/15/19)[a]	12,115	12,433,019
4.75%, 11/15/22 (Call 08/15/22)	11,050	11,174,312
4.75%, 05/30/25 (Call 02/28/25)	5,750	5,714,063
12.25%, 06/01/17	7,325	8,735,062
Standard Pacific Corp.
8.38%, 05/15/18[a]	11,525	13,239,344
8.38%, 01/15/21[a]	7,570	8,856,900
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a,b]	10,400	10,452,000

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[a]	$7,250	$7,413,125
5.88%, 02/15/22 (Call 11/15/21)[a]	8,491	9,361,327
8.91%, 10/15/17	5,800	6,684,500

		195,910,662
HOUSEHOLD PRODUCTS & WARES — 1.24%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)[a]	57,175	59,747,875
6.88%, 02/15/21 (Call 02/15/16)[a]	18,400	19,423,500
7.88%, 08/15/19 (Call 08/15/15)[a]	21,960	23,112,900
8.25%, 02/15/21 (Call 02/15/16)[a]	21,955	23,274,715
8.50%, 05/15/18 (Call 06/01/15)	20,860	21,329,350
9.88%, 08/15/19 (Call 08/15/15)[a]	32,421	34,649,944
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)	9,460	10,027,600
6.63%, 11/15/22 (Call 11/15/17)	11,510	12,258,150

		203,824,034
INSURANCE — 0.64%
Genworth Holdings Inc.
4.80%, 02/15/24	8,300	7,172,077
4.90%, 08/15/23	7,700	6,719,233
6.15%, 11/15/66 (Call 11/15/16)[a,c]	12,000	7,440,000
6.52%, 05/22/18[a]	8,652	9,098,156
7.20%, 02/15/21	7,400	7,807,000
7.63%, 09/24/21	15,325	16,351,168
7.70%, 06/15/20	8,000	8,680,000
Hartford Financial Services Group Inc. (The)
8.13%, 06/15/68 (Call 06/15/18)[c]	3,092	3,497,052

Security	Principal (000s)	Value
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a,b]	$23,820	$24,475,050
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[a,c]	13,675	14,263,025

		105,502,761
INTERNET — 1.04%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	8,500	8,786,875
5.38%, 01/01/22 (Call 01/01/18)	13,650	14,196,000
5.38%, 04/01/23 (Call 04/01/18)	19,350	20,027,250
5.75%, 01/01/25 (Call 01/01/20)[a]	10,280	10,768,300
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	8,950	8,950,000
4.88%, 11/30/18 (Call 06/01/15)	9,850	10,194,750
Netflix Inc.
5.38%, 02/01/21[a]	9,550	10,003,625
5.50%, 02/15/22[a,b]	13,330	14,029,825
5.75%, 03/01/24	5,700	6,013,500
5.88%, 02/15/25[a,b]	15,095	16,038,437
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	10,000	10,025,000
5.25%, 04/01/25 (Call 01/01/25)[a,b]	11,840	12,224,800
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[b]	26,855	27,024,243
10.13%, 07/01/20 (Call 07/01/16)[a]	2,202	2,499,270

		170,781,875
IRON & STEEL — 2.01%
AK Steel Corp.
7.63%, 05/15/20 (Call 06/01/15)[a]	10,700	9,202,000
7.63%, 10/01/21 (Call 10/01/17)[a]	9,900	8,068,500

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30,2015

Security	Principal (000s)	Value
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	$8,830	$9,216,401
6.38%, 08/15/23 (Call 05/15/23)	10,150	10,724,951
ArcelorMittal
4.50%, 03/01/16[a]	1,050	1,068,375
5.25%, 02/25/17	28,251	29,381,040
6.00%, 08/05/20	18,678	19,611,900
6.13%, 06/01/18	28,700	30,637,250
6.25%, 03/01/21[a]	27,585	28,964,250
7.00%, 02/25/22[a]	22,600	24,634,000
10.60%, 06/01/19	25,800	31,024,500
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)	425	233,750
5.95%, 01/15/18[a]	11,750	9,576,250
7.75%, 03/31/20 (Call 03/31/17)[a,b]	27,797	20,013,840
8.25%, 03/31/20 (Call 03/31/18)[b]	4,600	4,502,250
Commercial Metals Co.
6.50%, 07/15/17	8,178	8,627,790
7.35%, 08/15/18[a]	9,100	9,873,500
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[a,b]	12,674	12,959,165
5.25%, 04/15/23 (Call 04/15/18)[a]	9,100	9,350,250
5.50%, 10/01/24 (Call 10/01/19)[a,b]	7,400	7,659,000
6.13%, 08/15/19 (Call 08/15/16)	6,800	7,259,000
U.S. Steel Corp.
6.05%, 06/01/17	8,534	8,918,030
7.00%, 02/01/18[a]	8,900	9,456,250
7.38%, 04/01/20[a]	12,550	13,114,750
7.50%, 03/15/22 (Call 03/15/17)[a]	8,100	8,322,750

		332,399,742
LEISURE TIME — 0.08%
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[a]	12,445	13,337,649

		13,337,649

Security	Principal (000s)	Value
LODGING — 1.94%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 06/01/15)	$10,712	$11,194,040
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	18,600	18,600,000
11.00%, 10/01/21 (Call 10/01/16)[a]	19,550	17,448,375
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)[a]	10,350	10,789,875
6.75%, 06/01/19 (Call 06/01/15)[a]	8,770	9,087,913
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[a]	27,954	29,491,470
MGM Resorts International
5.25%, 03/31/20[a]	9,900	10,147,500
6.00%, 03/15/23[a]	23,385	24,115,781
6.63%, 12/15/21	22,950	24,527,812
6.75%, 10/01/20[a]	18,300	19,626,750
7.50%, 06/01/16[a]	13,920	14,581,200
7.63%, 01/15/17[a]	13,350	14,351,250
7.75%, 03/15/22	14,550	16,423,313
8.63%, 02/01/19	16,312	18,697,630
10.00%, 11/01/16	10,450	11,495,000
11.38%, 03/01/18[a]	10,170	12,153,150
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	9,300	8,742,000
5.38%, 03/15/22 (Call 03/15/17)[a]	14,750	15,045,000
5.50%, 03/01/25[a,b]	34,145	34,315,725

		320,833,784
MACHINERY — 0.77%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[a,b]	14,200	14,626,000

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30,2015

Security	Principal (000s)	Value
Case New Holland Industrial Inc.
7.88%, 12/01/17[a]	$28,050	$31,065,375
CNH Industrial Capital LLC
3.25%, 02/01/17[a]	9,450	9,450,000
3.38%, 07/15/19[b]	10,900	10,709,250
3.63%, 04/15/18[a]	10,900	10,954,500
3.88%, 11/01/15	1,870	1,879,350
6.25%, 11/01/16[a]	9,970	10,418,650
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[a]	16,300	16,623,555
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a,b]	19,995	21,544,612

		127,271,292
MANUFACTURING — 0.96%
Bombardier Inc.
4.75%, 04/15/19[a,b]	11,250	11,292,188
5.50%, 09/15/18[a,b]	15,450	15,623,812
5.75%, 03/15/22[a,b]	9,550	9,024,750
6.00%, 10/15/22 (Call 04/15/17)[a,b]	21,837	20,788,606
6.13%, 01/15/23[a,b]	21,075	20,021,250
7.50%, 03/15/18[a,b]	12,800	13,664,000
7.50%, 03/15/25 (Call 03/15/20)[a,b]	23,430	23,195,700
7.75%, 03/15/20[a,b]	17,320	18,400,768
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a,b]	19,025	17,740,812
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 05/13/15)[a]	8,295	8,813,438

		158,565,324
MEDIA — 8.43%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	11,225	11,421,438
7.75%, 07/15/21 (Call 07/15/16)	12,500	13,625,000
Cablevision Systems Corp.
5.88%, 09/15/22[a]	12,400	13,066,500

Security	Principal (000s)	Value
7.75%, 04/15/18[a]	$14,350	$16,072,000
8.00%, 04/15/20[a]	10,200	11,704,500
8.63%, 09/15/17[a]	17,720	19,979,300
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	20,000	19,800,000
5.13%, 05/01/23 (Call 05/01/18)[b]	11,200	11,088,000
5.25%, 03/15/21 (Call 03/15/16)	9,750	9,847,500
5.25%, 09/30/22 (Call 09/30/17)[a]	22,500	22,387,500
5.38%, 05/01/25 (Call 05/01/20)[b]	6,985	6,862,763
5.75%, 09/01/23 (Call 03/01/18)[a]	9,450	9,591,750
5.75%, 01/15/24 (Call 07/15/18)[a]	19,542	19,786,275
5.88%, 05/01/27 (Call 05/01/21)[b]	12,100	11,918,500
6.50%, 04/30/21 (Call 06/01/15)[a]	24,295	25,388,275
6.63%, 01/31/22 (Call 01/31/17)[a]	15,439	16,461,834
7.00%, 01/15/19 (Call 06/01/15)	25,775	26,773,781
7.38%, 06/01/20 (Call 12/01/15)[a]	13,720	14,543,200
8.13%, 04/30/20 (Call 05/21/15)	11,250	11,728,125
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[b]	11,250	11,306,250
5.13%, 12/15/21 (Call 06/15/16)[a,b]	14,175	14,281,313
6.38%, 09/15/20 (Call 09/15/15)[a,b]	28,225	29,777,375
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[a]	50,635	53,341,625

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30,2015

Security	Principal (000s)	Value
Series A
7.63%, 03/15/20 (Call 06/01/15)	$500	$522,500
Series B
7.63%, 03/15/20 (Call 06/01/15)[a]	30,030	31,531,500
CSC Holdings LLC
5.25%, 06/01/24[b]	14,250	14,802,187
6.75%, 11/15/21[a]	17,820	20,092,050
8.63%, 02/15/19	6,564	7,618,375
DISH DBS Corp.
4.25%, 04/01/18[a]	23,250	23,598,750
4.63%, 07/15/17[a]	16,900	17,407,000
5.00%, 03/15/23	27,425	26,053,750
5.13%, 05/01/20	20,650	20,856,500
5.88%, 07/15/22[a]	36,450	36,723,375
5.88%, 11/15/24[a]	33,910	33,316,575
6.75%, 06/01/21[a]	32,580	34,575,525
7.88%, 09/01/19[a]	25,666	28,874,250
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)	10,529	11,055,450
5.13%, 07/15/20 (Call 07/15/16)[a]	11,450	12,022,500
6.38%, 10/15/23 (Call 10/15/18)	13,130	14,213,225
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 07/15/15)[a]	28,050	27,664,312
9.00%, 03/01/21 (Call 03/01/16)	28,490	27,207,950
9.00%, 09/15/22 (Call 09/15/17)	18,600	17,763,000
10.00%, 01/15/18 (Call 07/15/16)[a]	15,500	13,485,000
10.63%, 03/15/23 (Call 03/15/18)[b]	18,020	18,335,350
11.25%, 03/01/21 (Call 03/01/16)[a]	12,100	12,402,500
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)[a]	9,796	9,514,365

Security	Principal (000s)	Value
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)[a]	$15,300	$17,021,250
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[a]	15,100	15,364,250
5.00%, 04/15/22 (Call 04/15/17)[b]	40,470	40,672,350
Numericable-SFR SAS
4.88%, 05/15/19 (Call 05/15/16)[a,b]	46,750	47,217,500
6.00%, 05/15/22 (Call 05/15/17)[a,b]	74,450	76,125,125
6.25%, 05/15/24 (Call 05/15/19)[a,b]	26,050	26,733,812
Quebecor Media Inc.
5.75%, 01/15/23[a]	16,750	17,336,250
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)[a]	9,200	9,384,000
5.63%, 08/01/24 (Call 08/01/19)[a,b]	10,800	10,989,000
6.13%, 10/01/22 (Call 10/01/17)[a]	9,625	10,142,344
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/15/16)[a,b]	9,400	9,376,500
4.63%, 05/15/23 (Call 05/15/18)[b]	9,775	9,420,656
5.38%, 04/15/25 (Call 04/15/20)[b]	8,000	8,040,000
5.75%, 08/01/21 (Call 08/01/16)[a,b]	11,125	11,514,375
5.88%, 10/01/20 (Call 10/01/16)[a,b]	12,850	13,364,000
6.00%, 07/15/24 (Call 07/15/19)[a,b]	31,600	32,903,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)[b]	10,350	10,466,438
5.50%, 01/15/23 (Call 01/15/18)[a,b]	17,750	18,681,875

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (Call 01/15/20)[a,b]	$17,300	$18,078,500
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[b]	24,785	25,094,812
5.13%, 02/15/25 (Call 02/15/20)[b]	17,270	17,399,525
6.75%, 09/15/22 (Call 09/15/17)[b]	20,203	21,743,479
8.50%, 05/15/21 (Call 11/15/15)[b]	16,100	17,247,125
Videotron Ltd.
5.00%, 07/15/22	15,300	15,759,000
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	11,500	11,960,000
9.13%, 04/15/18 (Call 06/01/15)	1,829	1,866,677
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	15,475	16,635,625

		1,390,926,761
MINING — 1.70%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[a]	21,350	22,844,500
5.40%, 04/15/21 (Call 01/15/21)[a]	22,724	24,825,970
5.55%, 02/01/17[a]	3,300	3,506,250
5.72%, 02/23/19	14,740	16,250,850
5.87%, 02/23/22[a]	12,490	13,863,900
6.15%, 08/15/20	18,563	20,976,190
6.75%, 07/15/18[a]	17,035	19,249,550
Aleris International Inc.
7.63%, 02/15/18 (Call 06/01/15)[a]	10,050	10,376,625
7.88%, 11/01/20 (Call 11/01/15)	8,750	9,056,250
First Quantum Minerals Ltd.
7.25%, 05/15/22 (Call 05/15/17)[a,b]	5,175	4,825,688

Security	Principal (000s)	Value
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (Call 06/01/15)[a,b]	$19,700	$20,266,375
6.88%, 02/01/18 (Call 06/01/15)[a,b]	4,267	4,384,000
6.88%, 04/01/22 (Call 04/01/17)[a,b]	16,300	12,551,000
8.25%, 11/01/19 (Call 11/01/15)[a,b]	28,820	25,361,600
9.75%, 03/01/22 (Call 03/01/18)[b]	3,130	3,239,550
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a,b]	9,485	9,959,250
7.88%, 11/01/22 (Call 11/01/18)[a,b]	8,300	8,798,000
Novelis Inc.
8.38%, 12/15/17 (Call 06/01/15)[a]	19,143	19,908,720
8.75%, 12/15/20 (Call 12/15/15)[a]	27,530	29,457,100

		279,701,368
OFFICE & BUSINESS EQUIPMENT — 0.21%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)[a]	11,835	12,190,050
5.50%, 12/01/24 (Call 06/01/24)[a]	10,735	11,419,356
6.00%, 08/15/22 (Call 08/15/17)[a]	10,800	11,664,000

		35,273,406
OIL & GAS — 9.60%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a,b]	14,250	10,509,375
7.38%, 11/01/21 (Call 07/31/17)[a,b]	10,728	7,911,900
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[a]	19,082	19,082,000
5.38%, 11/01/21 (Call 11/01/16)	19,100	19,240,616

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
5.63%, 06/01/23 (Call 06/01/18)[a,b]	$12,150	$12,423,375
6.00%, 12/01/20 (Call 12/01/15)	10,300	10,531,750
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)	12,600	10,363,500
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)[a]	16,500	13,433,305
California Resources Corp.
5.00%, 01/15/20[a]	19,800	18,810,000
5.50%, 09/15/21 (Call 06/15/21)[a]	33,600	31,752,000
6.00%, 11/15/24	37,150	35,013,875
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[b]	17,875	17,740,938
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)	7,245	7,388,451
7.50%, 09/15/20 (Call 09/15/16)[a]	12,350	13,060,125
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)	11,050	8,701,930
8.25%, 09/01/21 (Call 09/01/16)[a]	7,770	6,257,639
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)[a]	27,400	25,413,500
5.38%, 06/15/21 (Call 06/15/16)[a]	13,500	13,019,270
5.75%, 03/15/23[a]	21,400	21,025,500
6.13%, 02/15/21[a]	18,630	18,793,012
6.50%, 08/15/17	12,590	13,379,679
6.63%, 08/15/20[a]	25,250	26,082,657
6.88%, 11/15/20[a]	8,776	9,105,100
7.25%, 12/15/18[a]	14,145	15,135,150

Security	Principal (000s)	Value
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	$14,475	$14,670,980
5.88%, 05/01/22 (Call 05/01/17)[a]	14,250	15,120,688
Citgo Holding Inc.
10.75%, 02/15/20[a,b]	27,625	29,213,437
Comstock Resources Inc.
7.75%, 04/01/19 (Call 06/01/15)	5,000	2,400,000
10.00%, 03/15/20 (Call 03/15/16)[a,b]	12,375	12,127,500
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[a]	10,300	10,547,200
5.50%, 04/01/23 (Call 10/01/17)[a]	29,283	29,832,056
6.50%, 01/15/22 (Call 01/15/17)	12,130	12,789,375
7.00%, 01/15/21 (Call 01/15/16)	10,517	11,053,922
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	22,500	20,246,182
5.50%, 05/01/22 (Call 05/01/17)	23,075	21,978,937
6.38%, 08/15/21 (Call 08/15/16)[a]	9,125	8,988,125
Energy XXI Gulf Coast Inc.
6.88%, 03/15/24 (Call 03/15/19)[a,b]	11,400	4,474,500
7.50%, 12/15/21 (Call 12/15/16)[a]	11,940	4,925,250
9.25%, 12/15/17 (Call 06/01/15)[a]	15,600	11,612,250
11.00%, 03/15/20 (Call 09/15/17)[a,b]	24,750	23,667,187
EP Energy LLC/Everest Acquisition Finance Inc.
6.88%, 05/01/19 (Call 06/01/15)[a]	14,750	15,230,481
9.38%, 05/01/20 (Call 05/01/16)[a]	37,365	40,034,864

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 06/01/15)[a]	$9,400	$7,379,000
EXCO Resources Inc.
7.50%, 09/15/18 (Call 06/01/15)[a]	14,785	10,527,710
8.50%, 04/15/22 (Call 04/15/17)[a]	9,475	5,637,495
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[b]	740	770,063
8.88%, 05/15/21 (Call 11/15/16)[a]	25,297	19,858,145
9.25%, 02/15/22 (Call 08/15/17)[a]	7,900	6,083,000
9.75%, 07/15/20 (Call 07/15/16)[a]	21,745	17,885,262
Harvest Operations Corp.
6.88%, 10/01/17	5,399	5,007,319
Hercules Offshore Inc.
8.75%, 07/15/21 (Call 07/15/17)[b]	6,850	2,179,421
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	10,345	10,034,650
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	21,950	18,547,750
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)[a]	8,625	8,646,563
7.38%, 05/01/22 (Call 05/01/17)	10,550	11,224,584
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	33,350	28,097,375
6.50%, 05/15/19 (Call 06/01/15)[a]	24,250	21,097,500
6.50%, 09/15/21 (Call 09/15/17)[a]	12,325	9,983,250
7.75%, 02/01/21 (Call 09/15/15)	19,060	16,258,180

Security	Principal (000s)	Value
8.63%, 04/15/20 (Call 06/01/15)[a]	$24,045	$21,820,837
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	15,300	14,917,500
6.50%, 03/15/21 (Call 06/01/15)[b]	15,250	15,135,625
7.00%, 03/31/24 (Call 09/30/18)[a,b]	16,375	16,211,250
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)[b]	9,300	8,718,750
7.63%, 05/01/21 (Call 05/01/17)	13,250	13,009,910
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)[a]	11,700	6,201,000
10.75%, 10/01/20 (Call 10/01/16)[a]	9,664	5,363,520
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	7,700	7,969,500
5.63%, 07/01/24[a]	23,480	24,947,500
5.75%, 01/30/22	15,250	16,165,000
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	7,100	7,100,000
6.88%, 03/15/22 (Call 09/15/17)[a]	18,725	19,076,094
6.88%, 01/15/23 (Call 07/15/17)	8,300	8,445,250
7.25%, 02/01/19 (Call 06/01/15)[a]	8,115	8,317,875
Offshore Group Investment Ltd.
7.13%, 04/01/23 (Call 04/01/18)	15,475	9,894,898
7.50%, 11/01/19 (Call 11/01/15)[a]	20,950	13,771,564
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[b]	14,025	11,956,000

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Pacific Drilling V Ltd.
7.25%, 12/01/17 (Call 12/01/15)[a,b]	$9,075	$8,439,750
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[a]	14,750	14,307,500
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[a]	7,695	6,636,938
6.63%, 11/15/20 (Call 11/15/15)	12,170	12,261,275
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[b]	20,300	21,151,660
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	12,500	12,562,500
5.38%, 10/01/22 (Call 07/01/22)	9,410	9,504,100
6.88%, 03/01/21	12,600	13,482,000
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	9,103	9,264,008
5.00%, 03/15/23 (Call 03/15/18)[a]	13,500	13,761,131
5.75%, 06/01/21 (Call 06/01/16)	9,800	10,204,843
6.75%, 08/01/20 (Call 08/01/15)[a]	9,250	9,624,032
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)	11,355	11,397,581
5.88%, 06/01/22 (Call 12/01/17)[a]	11,660	11,674,575
5.88%, 06/01/24 (Call 06/01/19)[a]	9,300	9,276,750
Sabine Oil & Gas Corp.
7.25%, 06/15/19 (Call 06/01/15)[a]	4,000	1,020,000
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)	39,830	4,928,963

Security	Principal (000s)	Value
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[a]	$22,035	$21,565,950
7.75%, 06/15/21 (Call 06/15/17)[a]	12,050	12,593,885
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	22,370	15,379,375
7.50%, 02/15/23 (Call 08/15/17)	15,381	10,151,460
8.13%, 10/15/22 (Call 04/15/17)	13,950	9,538,313
8.75%, 01/15/20 (Call 06/01/15)[a]	8,875	6,628,826
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[b]	7,965	8,094,278
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)	8,365	4,714,092
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 11/15/15)[a]	13,110	10,488,000
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	9,705	9,510,900
6.13%, 11/15/22 (Call 11/15/18)[b]	11,400	12,021,300
6.50%, 01/01/23 (Call 07/01/17)	7,627	8,046,485
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[a]	4,200	4,368,331
5.38%, 10/01/22 (Call 10/01/17)[a]	12,025	12,630,074
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[b]	14,000	12,880,000
6.25%, 04/15/22 (Call 04/15/17)[b]	13,900	12,718,500
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[b]	8,570	7,970,100

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
6.13%, 10/01/24 (Call 10/01/19)[a,b]	$16,300	$14,344,000
Whiting Canadian Holding Co. ULC
8.13%, 12/01/19 (Call 12/01/15)	15,709	16,690,813
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)[a]	21,000	20,947,500
5.75%, 03/15/21 (Call 12/15/20)	20,365	20,774,336
6.25%, 04/01/23 (Call 01/01/23)[b]	14,470	15,003,943
WPX Energy Inc.
5.25%, 01/15/17	5,580	5,747,400
5.25%, 09/15/24 (Call 06/15/24)	9,320	8,644,300
6.00%, 01/15/22 (Call 10/15/21)	21,030	20,767,125

		1,583,043,813
OIL & GAS SERVICES — 0.12%
CGG SA
6.50%, 06/01/21 (Call 06/01/16)[a]	11,360	9,258,400
6.88%, 01/15/22 (Call 07/15/17)[a]	9,975	8,179,500
7.75%, 05/15/17 (Call 06/01/15)	1,912	1,873,760

		19,311,660
PACKAGING & CONTAINERS — 1.30%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (Call 10/15/15)[a,b]	12,796	13,691,720
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.00%, 06/30/21 (Call 06/30/17)[a,b]	10,050	10,200,750
6.25%, 01/31/19 (Call 01/31/16)[a,b]	8,075	8,216,313
6.75%, 01/31/21 (Call 01/31/17)[a,b]	9,700	10,039,500
Ball Corp.
4.00%, 11/15/23[a]	18,750	18,304,687
5.00%, 03/15/22[a]	12,446	12,974,955

Security	Principal (000s)	Value
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[a]	$9,750	$10,091,250
9.75%, 01/15/21 (Call 01/15/16)[a]	14,415	15,820,462
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
5.63%, 12/15/16 (Call 12/15/15)[b]	12,475	12,568,563
6.00%, 06/15/17 (Call 06/15/16)[a,b]	11,550	11,752,125
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)[a]	13,330	14,063,150
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[a]	17,650	17,826,500
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[b]	10,550	10,840,125
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[a,b]	8,225	8,471,750
5.13%, 12/01/24 (Call 09/01/24)[b]	8,825	9,155,938
5.25%, 04/01/23 (Call 01/01/23)[a,b]	7,850	8,164,000
6.50%, 12/01/20 (Call 09/01/20)[a,b]	7,550	8,399,375
8.38%, 09/15/21 (Call 09/15/16)[a,b]	12,395	13,975,362

		214,556,525
PHARMACEUTICALS — 2.20%
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a,b]	13,425	13,609,594
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[b]	13,950	13,810,500

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
7.00%, 07/15/19 (Call 07/15/15)[b]	$9,675	$10,074,094
7.00%, 12/15/20 (Call 12/15/15)[a,b]	1,370	1,441,925
Endo Finance LLC/Endo Ltd./Endo Finco Inc.
6.00%, 02/01/25 (Call 02/01/20)[a,b]	22,820	23,447,550
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)[a,b]	20,435	20,894,787
NBTY Inc.
9.00%, 10/01/18 (Call 06/01/15)[a]	12,625	13,145,781
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[a,b]	35,550	36,460,969
5.50%, 03/01/23 (Call 03/01/18)[b]	19,160	19,423,450
5.63%, 12/01/21 (Call 12/01/16)[a,b]	17,300	17,754,125
5.88%, 05/15/23 (Call 05/15/18)[b]	14,300	14,675,375
6.13%, 04/15/25 (Call 04/15/20)[b]	16,180	16,604,725
6.38%, 10/15/20 (Call 10/15/16)[b]	47,950	50,647,187
6.75%, 08/15/18 (Call 08/15/15)[a,b]	31,888	33,841,140
6.75%, 08/15/21 (Call 02/15/16)[b]	13,070	13,658,150
7.00%, 10/01/20 (Call 10/01/15)[a,b]	13,131	13,803,964
7.25%, 07/15/22 (Call 07/15/16)[a,b]	9,950	10,596,750
7.50%, 07/15/21 (Call 07/15/16)[a,b]	35,548	38,525,145

		362,415,211
PIPELINES — 3.74%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
6.63%, 10/01/20 (Call 10/01/16)	8,300	8,632,000

Security	Principal (000s)	Value
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)	$9,865	$10,086,963
6.13%, 03/01/22 (Call 11/01/16)	14,499	14,879,599
6.25%, 04/01/23 (Call 04/01/18)[a,b]	6,850	7,072,625
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[b,c]	11,211	8,520,360
Energy Transfer Equity LP
5.88%, 01/15/24 (Call 10/15/23)	22,625	23,869,375
7.50%, 10/15/20	22,080	24,895,200
Kinder Morgan Inc./DE
8.25%, 02/15/16	2,300	2,420,428
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)[a]	18,100	18,235,750
4.88%, 12/01/24 (Call 09/01/24)	23,000	23,891,250
5.50%, 02/15/23 (Call 08/15/17)[a]	14,775	15,495,281
6.25%, 06/15/22 (Call 12/15/16)[a]	9,376	9,962,000
6.75%, 11/01/20 (Call 11/01/15)[a]	8,889	9,333,450
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	21,240	21,611,700
9.63%, 06/01/19 (Call 06/01/15)[a,b]	11,415	11,757,450
NuStar Logistics LP
4.80%, 09/01/20	7,518	7,424,025
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	11,450	10,930,570

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
6.50%, 05/15/21 (Call 05/15/16)	$875	$934,063
8.38%, 06/01/20 (Call 06/01/16)	675	739,969
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	10,050	10,401,750
5.00%, 10/01/22 (Call 07/01/22)	13,375	14,378,125
5.50%, 04/15/23 (Call 10/15/17)	13,824	14,722,560
5.75%, 09/01/20 (Call 06/01/20)[a]	7,400	8,214,000
5.88%, 03/01/22 (Call 12/01/21)	17,529	19,588,657
6.50%, 07/15/21 (Call 07/15/16)	10,150	10,784,375
8.38%, 06/01/19 (Call 06/01/15)[b]	1,250	1,306,250
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	13,790	14,548,450
6.00%, 01/15/19[a,b]	11,025	11,741,625
6.85%, 07/15/18[b]	10,445	11,306,713
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[a]	36,435	37,436,962
5.63%, 04/15/23 (Call 01/15/23)[a]	29,250	29,688,750
5.63%, 03/01/25 (Call 12/01/24)[b]	15,270	15,479,962
5.75%, 05/15/24 (Call 02/15/24)	40,720	41,127,200
6.25%, 03/15/22 (Call 12/15/21)[a]	22,500	23,681,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)[b]	16,050	16,110,187

Security	Principal (000s)	Value
4.25%, 11/15/23 (Call 05/15/18)	$11,700	$11,466,000
5.00%, 01/15/18 (Call 10/15/17)[a,b]	21,441	22,137,832
5.25%, 05/01/23 (Call 11/01/17)	12,300	12,592,125
6.88%, 02/01/21 (Call 02/01/16)	9,100	9,600,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[a,b]	11,047	11,737,437
5.88%, 10/01/20 (Call 10/01/16)	9,550	10,003,625
6.13%, 10/15/21 (Call 10/15/16)	8,650	9,104,125
6.25%, 10/15/22 (Call 10/15/18)[a,b]	16,180	17,171,025
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	1,550	1,572,584
4.88%, 03/15/24 (Call 03/15/19)	847	868,260

		617,462,387
REAL ESTATE — 0.31%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	13,907	14,463,280
5.25%, 03/15/25 (Call 12/15/24)	8,200	8,856,000
Realogy Group LLC
7.63%, 01/15/20 (Call 01/15/16)[b]	9,677	10,354,390
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	8,450	8,555,625
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[b]	9,000	9,022,500

		51,251,795

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.81%
ARC Properties Operating Partnership LP
2.00%, 02/06/17	$17,350	$16,981,312
3.00%, 02/06/19 (Call 01/06/19)	8,500	8,202,500
4.60%, 02/06/24 (Call 11/06/23)	9,350	9,174,688
Communications Sales & Leasing Inc.
6.00%, 04/15/23 (Call 04/15/18)[b]	3,115	3,130,575
8.25%, 10/15/23 (Call 04/15/19)[b]	11,050	11,326,250
Crown Castle International Corp.
4.88%, 04/15/22[a]	15,829	16,422,588
5.25%, 01/15/23	30,975	32,756,062
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	10,050	9,949,500
5.00%, 07/01/19 (Call 07/01/16)	16,575	16,533,562
MPT Operating Partnership LP/MPT Finance Corp.
6.88%, 05/01/21 (Call 05/01/16)[a]	8,425	9,092,597

		133,569,634
RETAIL — 3.14%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[a,b]	39,470	40,900,787
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)[a]	11,350	12,002,625
7.00%, 05/20/22 (Call 05/20/17)[a]	18,360	19,782,900
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)[a]	7,480	7,779,200

Security	Principal (000s)	Value
Best Buy Co. Inc.
5.00%, 08/01/18[a]	$7,806	$8,254,845
5.50%, 03/15/21 (Call 12/15/20)[a]	12,000	12,720,000
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 06/01/15)[a]	6,930	3,568,950
9.00%, 03/15/19 (Call 06/01/15)[b]	21,400	19,099,500
Family Tree Escrow LLC
5.25%, 03/01/20 (Call 03/01/17)[b]	7,455	7,809,113
5.75%, 03/01/23 (Call 03/01/18)[b]	24,330	25,576,912
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	9,000	9,157,189
6.75%, 01/15/22 (Call 11/15/16)[a]	9,950	10,211,200
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	7,550	6,662,875
8.13%, 10/01/19[a]	6,375	6,390,938
L Brands Inc.
5.63%, 02/15/22	16,283	17,707,762
5.63%, 10/15/23[a]	8,500	9,456,250
6.63%, 04/01/21[a]	19,270	21,871,450
6.90%, 07/15/17[a]	13,662	14,959,890
7.00%, 05/01/20	7,410	8,484,450
8.50%, 06/15/19[a]	9,700	11,591,500
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	9,725	10,065,375
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	16,650	17,898,750
Party City Holdings Inc.
8.88%, 08/01/20 (Call 08/01/15)[a]	14,300	15,461,875
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 06/01/15)[a,b]	10,350	10,867,500
QVC Inc.
3.13%, 04/01/19	8,480	8,499,721

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
4.38%, 03/15/23[a]	$14,225	$14,250,530
4.45%, 02/15/25[a]	12,150	12,147,133
4.85%, 04/01/24	9,125	9,397,128
5.13%, 07/02/22	9,315	9,787,936
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[b]	7,000	7,271,250
6.75%, 06/15/21 (Call 06/15/16)	15,766	16,751,375
8.00%, 08/15/20 (Call 08/15/15)	9,950	10,497,250
9.25%, 03/15/20 (Call 03/15/16)[a]	17,358	19,202,287
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[a]	14,418	15,283,080
6.88%, 11/15/19 (Call 11/15/15)[a]	13,050	13,784,063
Sears Holdings Corp.
6.63%, 10/15/18[a]	20,380	19,564,800
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[a]	10,100	10,453,500
Toys R Us Inc.
10.38%, 08/15/17 (Call 06/01/15)[a]	8,390	7,383,200
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 06/01/15)[a]	15,275	15,542,312

		518,097,401
SEMICONDUCTORS — 1.26%
Advanced Micro Devices Inc.
6.75%, 03/01/19	11,100	9,657,000
7.00%, 07/01/24 (Call 07/01/19)[a]	10,775	8,323,688
7.50%, 08/15/22[a]	8,950	7,316,625
7.75%, 08/01/20 (Call 08/01/15)[a]	9,135	7,445,025
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)[a]	10,525	10,814,438

Security	Principal (000s)	Value
6.63%, 06/01/21 (Call 06/01/15)[a]	$7,125	$7,338,750
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[a,b]	9,500	9,986,875
6.00%, 01/15/22 (Call 11/15/16)[b]	18,040	19,528,300
10.75%, 08/01/20 (Call 08/01/15)	7,218	7,777,395
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a,b]	17,170	17,212,925
5.50%, 02/01/25 (Call 08/01/19)[b]	20,335	20,385,837
5.88%, 02/15/22 (Call 02/15/17)[a]	12,300	12,915,000
NXP BV/NXP Funding LLC
3.50%, 09/15/16[a,b]	10,750	10,938,125
3.75%, 06/01/18[a,b]	15,925	16,343,031
5.75%, 02/15/21 (Call 02/15/17)[a,b]	10,075	10,729,875
5.75%, 03/15/23 (Call 03/15/18)[a,b]	9,350	10,004,500
Sensata Technologies BV
4.88%, 10/15/23[b]	9,873	10,267,920
5.00%, 10/01/25[a,b]	2,750	2,832,500
5.63%, 11/01/24[a,b]	8,130	8,739,750

		208,557,559
SHIPBUILDING — 0.14%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[b]	9,921	10,293,038
7.13%, 03/15/21 (Call 03/15/16)	11,460	12,290,850

		22,583,888
SOFTWARE — 2.39%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[b]	27,850	29,729,875
6.13%, 09/15/23 (Call 09/15/18)[a,b]	14,025	15,462,563
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a,b]	31,415	32,514,525

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
6.13%, 11/01/23 (Call 11/01/18)[a,b]	$10,270	$10,732,150
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a,b]	32,075	29,509,000
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a,b]	29,052	31,013,010
7.38%, 06/15/19 (Call 06/15/15)[b]	30,500	31,739,062
8.25%, 01/15/21 (Call 01/15/16)[b]	33,807	36,014,935
8.88%, 08/15/20 (Call 08/15/15)[a,b]	6,927	7,333,961
10.63%, 06/15/21 (Call 04/15/16)	10,531	11,952,685
11.25%, 01/15/21 (Call 01/15/16)	10,955	12,365,456
11.75%, 08/15/21 (Call 05/15/16)	31,585	36,401,924
12.63%, 01/15/21 (Call 01/15/16)	53,182	62,688,282
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)[a,b]	16,410	16,840,763
11.50%, 07/15/18 (Call 05/09/15)	9,070	9,789,251
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a,b]	20,515	20,668,863

		394,756,305
STORAGE & WAREHOUSING — 0.18%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	19,500	18,963,750
10.75%, 10/15/19 (Call 10/15/16)[a,b]	12,550	10,094,906

		29,058,656
TELECOMMUNICATIONS — 13.67%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[a,b]	12,400	12,803,000
6.75%, 11/15/20 (Call 11/15/16)[b]	20,522	22,138,107

Security	Principal (000s)	Value
8.88%, 01/01/20 (Call 07/01/16)[a,b]	$10,260	$11,337,300
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[a,b]	17,700	18,120,375
6.63%, 02/15/23 (Call 02/15/18)[a,b]	34,195	35,263,594
7.88%, 12/15/19 (Call 12/15/15)[a,b]	10,800	11,448,000
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	9,550	10,027,500
9.88%, 12/15/20 (Call 12/15/16)[b]	7,750	8,602,500
Altice SA
7.63%, 02/15/25 (Call 02/15/20)[a,b]	30,510	30,738,825
7.75%, 05/15/22 (Call 05/15/17)[a,b]	45,170	45,678,162
Avaya Inc.
7.00%, 04/01/19 (Call 06/01/15)[a,b]	20,366	20,315,085
10.50%, 03/01/21 (Call 03/01/17)[a,b]	23,495	20,558,125
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[b]	9,650	9,601,750
5.80%, 03/15/22[a]	26,859	27,866,212
6.00%, 04/01/17[a]	8,600	9,180,500
6.45%, 06/15/21	23,050	24,836,375
Series V
5.63%, 04/01/20[a]	19,055	20,055,388
Series W
6.75%, 12/01/23[a]	11,050	11,989,250
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)[a]	13,944	14,815,500
8.75%, 03/15/18 (Call 05/07/15)[a]	2,149	2,196,708
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[a,b]	13,150	13,117,125
5.50%, 06/15/24 (Call 06/15/19)[b]	13,555	13,622,775

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Embarq Corp.
7.08%, 06/01/16	$21,940	$23,139,251
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	12,850	12,721,500
6.88%, 01/15/25 (Call 10/15/24)[a]	15,325	14,807,781
7.13%, 03/15/19[a]`	8,200	8,897,000
7.13%, 01/15/23	16,090	16,090,000
7.63%, 04/15/24	14,300	14,586,000
8.13%, 10/01/18[a]	11,855	13,307,238
8.25%, 04/15/17[a]	10,770	11,847,000
8.50%, 04/15/20[a]	20,180	22,374,575
8.75%, 04/15/22	9,510	10,437,225
9.25%, 07/01/21[a]	9,650	10,964,813
Hughes Satellite Systems Corp.
6.50%, 06/15/19	19,977	21,924,823
7.63%, 06/15/21	14,915	16,667,903
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	17,975	18,064,875
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a]	32,835	31,439,512
6.63%, 12/15/22 (Call 12/15/17)	24,750	24,440,625
7.25%, 04/01/19 (Call 06/01/15)[a]	28,663	29,737,862
7.25%, 10/15/20 (Call 10/15/15)[a]	39,870	41,120,921
7.50%, 04/01/21 (Call 04/01/16)[a]	22,500	23,371,875
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/15)[a]	9,550	9,591,781
7.75%, 06/01/21 (Call 06/01/17)[a]	32,975	30,419,437
8.13%, 06/01/23 (Call 06/01/18)[a]	19,050	17,436,656
Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[b,c]	14,150	15,335,770

Security	Principal (000s)	Value
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)	$12,900	$13,125,750
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)[b]	6,865	6,856,419
5.38%, 08/15/22 (Call 08/15/17)	17,950	18,331,438
5.38%, 05/01/25 (Call 05/01/20)[b]	3,735	3,735,000
5.63%, 02/01/23 (Call 02/01/18)[a,b]	9,730	9,948,925
6.13%, 01/15/21 (Call 11/15/16)	12,175	12,890,281
7.00%, 06/01/20 (Call 06/01/16)[a]	15,250	16,298,438
8.13%, 07/01/19 (Call 05/28/15)	21,850	22,942,500
8.63%, 07/15/20 (Call 01/15/16)	19,345	21,037,688
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	10,378	10,222,330
6.00%, 03/15/25 (Call 03/15/20)[b]	7,750	7,866,250
6.63%, 10/15/21 (Call 10/15/17)[a,b]	16,160	17,089,200
Nokia OYJ
5.38%, 05/15/19[a]	17,400	18,879,000
PAETEC Holding Corp.
9.88%, 12/01/18 (Call 05/27/15)	935	986,706
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[a,b]	13,292	13,092,620
5.63%, 10/01/19 (Call 10/01/16)[a]	9,550	10,015,563
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[a]	14,157	14,794,065
SoftBank Corp.
4.50%, 04/15/20[a,b]	46,510	47,789,025
Sprint Communications Inc.
6.00%, 12/01/16	36,050	37,492,000

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
6.00%, 11/15/22[a]	$44,150	$41,501,000
7.00%, 03/01/20[a,b]	14,550	16,102,393
7.00%, 08/15/20[a]	30,300	30,796,214
8.38%, 08/15/17[a]	25,870	28,230,637
9.00%, 11/15/18[b]	55,870	63,691,800
9.13%, 03/01/17	19,450	21,273,438
11.50%, 11/15/21	19,014	23,054,475
Sprint Corp.
7.13%, 06/15/24	47,300	45,348,875
7.25%, 09/15/21[a]	43,700	43,754,625
7.63%, 02/15/25 (Call 11/15/24)	29,740	29,182,375
7.88%, 09/15/23[a]	73,351	73,442,689
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)	10,550	10,892,875
6.00%, 03/01/23 (Call 09/01/18)	20,480	20,864,000
6.13%, 01/15/22 (Call 01/15/18)[a]	18,800	19,364,000
6.25%, 04/01/21 (Call 04/01/17)[a]	28,950	30,274,462
6.38%, 03/01/25 (Call 09/01/19)[a]	30,720	31,526,400
6.46%, 04/28/19 (Call 05/11/15)[a]	22,600	23,362,750
6.50%, 01/15/24 (Call 01/15/19)[a]	20,275	21,136,688
6.54%, 04/28/20 (Call 04/28/16)[a]	21,675	22,921,312
6.63%, 11/15/20 (Call 11/15/15)	19,420	20,318,175
6.63%, 04/28/21 (Call 04/28/17)[a]	22,975	24,209,906
6.63%, 04/01/23 (Call 04/01/18)	33,583	35,073,246
6.73%, 04/28/22 (Call 04/28/17)[a]	24,429	25,650,450
6.84%, 04/28/23 (Call 04/28/18)[a]	11,855	12,507,025
Telecom Italia Capital SA
7.00%, 06/04/18[a]	17,940	20,003,100
7.18%, 06/18/19	18,490	21,263,500

Security	Principal (000s)	Value
Telecom Italia SpA
5.30%, 05/30/24[b]	$30,200	$31,710,000
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 05/05/15)[a,b]	11,750	12,219,858
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[a,b]	7,100	7,242,000
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[b]	15,620	16,986,750
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[a,b]	12,510	13,510,800
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[b]	9,605	9,797,100
6.00%, 10/15/24 (Call 10/15/19)[b]	9,400	9,752,500
6.38%, 04/15/23 (Call 04/15/18)[a,b]	10,850	11,473,875
Virgin Media Secured Finance PLC
5.25%, 01/15/21	7,200	7,686,000
5.25%, 01/15/26 (Call 01/15/20)[b]	13,000	12,935,000
5.38%, 04/15/21 (Call 04/15/17)[a,b]	16,830	17,629,425
5.50%, 01/15/25 (Call 01/15/19)[a,b]	7,450	7,617,625
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	16,493	15,998,210
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[a,b]	34,165	34,122,294
6.50%, 04/30/20 (Call 04/30/16)[a,b]	12,242	12,915,310
7.38%, 04/23/21 (Call 04/23/17)[a,b]	53,200	54,397,000
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)[a]	14,650	12,983,563

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
7.50%, 06/01/22 (Call 06/01/17)[a]	$9,050	$8,642,750
7.50%, 04/01/23 (Call 04/01/16)[a]	11,050	10,525,125
7.75%, 10/15/20 (Call 10/15/15)[a]	13,615	14,006,431
7.75%, 10/01/21 (Call 10/01/16)[a]	18,000	17,775,000
7.88%, 11/01/17[a]	20,577	22,171,717

		2,254,274,520
TRANSPORTATION — 0.28%
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[a]	20,060	17,552,588
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[b]	16,581	16,498,095
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[b]	12,850	11,822,000

		45,872,683

TOTAL CORPORATE BONDS & NOTES
(Cost: $16,375,305,811)		16,143,165,882

SHORT-TERM INVESTMENTS — 17.27%

MONEY MARKET FUNDS — 17.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	2,400,003	2,400,003,449
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	344,447	344,447,209
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	103,961	103,961,056

		2,848,411,714

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,848,411,714)		2,848,411,714

Value
TOTAL INVESTMENTS IN SECURITIES — 115.14%
(Cost: $19,223,717,525)	$18,991,577,596
Other Assets, Less Liabilities — (15.14)%	(2,497,512,689)

NET ASSETS — 100.00%	$16,494,064,907

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.25%

ADVERTISING — 0.33%
Omnicom Group Inc.
3.63%, 05/01/22[a]	$18,814	$19,632,616
3.65%, 11/01/24 (Call 08/01/24)	10,333	10,567,612
4.45%, 08/15/20	14,195	15,491,766
WPP Finance 2010
3.75%, 09/19/24[a]	11,475	11,809,070
4.75%, 11/21/21	13,710	15,356,837

		72,857,901
AEROSPACE & DEFENSE — 1.40%
Boeing Co. (The)
4.88%, 02/15/20	4,277	4,890,178
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)[a]	16,580	16,117,561
L-3 Communications Corp.
4.75%, 07/15/20	11,468	12,382,876
5.20%, 10/15/19	13,215	14,588,669
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	10,500	10,470,433
3.35%, 09/15/21	20,363	21,414,588
3.80%, 03/01/45 (Call 09/01/44)	10,000	9,552,384
4.07%, 12/15/42	14,294	14,317,313
4.25%, 11/15/19[a]	5,243	5,743,008
Northrop Grumman Corp.
1.75%, 06/01/18	5,197	5,206,234
3.25%, 08/01/23	13,945	14,291,295
4.75%, 06/01/43	10,353	11,063,997
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	4,069	4,055,856
3.13%, 10/15/20[a]	22,677	23,736,386
United Technologies Corp.
3.10%, 06/01/22[a]	25,748	26,651,603
4.50%, 04/15/20	23,415	26,357,151
4.50%, 06/01/42	40,204	42,495,013
5.70%, 04/15/40[a]	8,412	10,381,424
6.13%, 02/01/19	13,888	16,052,431
6.13%, 07/15/38	16,441	21,283,008

		311,051,408

Security	Principal (000s)	Value
AGRICULTURE — 1.48%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	$15,525	$15,713,899
2.85%, 08/09/22[a]	10,552	10,458,798
4.00%, 01/31/24[a]	16,237	17,130,381
4.25%, 08/09/42	13,027	12,374,127
4.75%, 05/05/21	13,844	15,388,498
5.38%, 01/31/44	26,677	29,706,760
9.25%, 08/06/19	11,878	15,121,571
9.70%, 11/10/18	5,589	7,003,114
Archer-Daniels-Midland Co.
4.48%, 03/01/21	9,455	10,539,113
Lorillard Tobacco Co.
6.88%, 05/01/20[a]	11,201	13,249,787
8.13%, 06/23/19[a]	7,224	8,794,448
Philip Morris International Inc.
1.88%, 01/15/19	11,100	11,153,308
2.50%, 08/22/22[a]	12,983	12,818,166
2.90%, 11/15/21	11,041	11,305,175
3.25%, 11/10/24[a]	13,450	13,707,531
3.88%, 08/21/42	10,331	9,834,348
4.13%, 03/04/43	9,645	9,565,564
4.25%, 11/10/44	6,125	6,145,665
4.38%, 11/15/41	12,610	12,857,626
4.50%, 03/26/20[a]	9,614	10,676,372
4.88%, 11/15/43	8,300	9,114,266
5.65%, 05/16/18	21,306	23,958,358
6.38%, 05/16/38	18,146	23,513,703
Reynolds American Inc.
3.25%, 11/01/22	9,549	9,411,546
4.75%, 11/01/42	10,145	9,923,186

		329,465,310
AUTO MANUFACTURERS — 0.94%
American Honda Finance Corp.
2.13%, 10/10/18[a]	14,390	14,583,728
2.25%, 08/15/19	9,500	9,638,407
Daimler Finance North America LLC
8.50%, 01/18/31	16,994	26,208,160
Ford Motor Co.
4.75%, 01/15/43[a]	21,243	22,298,777
7.45%, 07/16/31[a]	27,112	36,487,330

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Ford Motor Credit Co. LLC
3.22%, 01/09/22	$5,000	$5,066,500
Toyota Motor Credit Corp.
2.00%, 10/24/18	18,660	18,975,354
2.10%, 01/17/19[a]	16,832	17,111,411
2.13%, 07/18/19[a]	10,010	10,119,133
2.15%, 03/12/20	13,970	14,060,202
3.30%, 01/12/22	7,005	7,357,858
3.40%, 09/15/21	16,822	17,908,498
4.25%, 01/11/21	2,500	2,765,879
Series B
4.50%, 06/17/20	5,604	6,282,360

		208,863,597
AUTO PARTS & EQUIPMENT — 0.00%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	246	265,680

		265,680
BANKS — 26.91%
Abbey National Treasury Services PLC/London
2.35%, 09/10/19	20,228	20,475,459
2.38%, 03/16/20	19,148	19,287,602
3.05%, 08/23/18	8,919	9,293,342
4.00%, 03/13/24[a]	10,190	10,827,136
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/18	7,905	7,882,554
2.25%, 06/13/19	15,700	15,913,124
Bank of America Corp.
2.60%, 01/15/19	45,914	46,691,228
2.65%, 04/01/19[a]	32,655	33,227,302
3.30%, 01/11/23	44,222	44,483,737
4.00%, 04/01/24	44,122	46,283,056
4.00%, 01/22/25[a]	32,400	32,130,451
4.10%, 07/24/23[a]	27,250	28,870,263
4.13%, 01/22/24	25,341	26,848,235
4.20%, 08/26/24	29,724	30,083,446
4.25%, 10/22/26[a]	32,992	33,102,863
4.88%, 04/01/44	13,841	15,015,701
5.00%, 05/13/21	20,575	23,016,701
5.00%, 01/21/44[a]	21,200	23,269,054

Security	Principal (000s)	Value
5.63%, 07/01/20	$30,935	$35,483,596
5.65%, 05/01/18	33,790	37,389,263
5.70%, 01/24/22	30,104	34,954,832
5.88%, 01/05/21	14,675	17,052,894
5.88%, 02/07/42	8,966	11,001,436
6.11%, 01/29/37	23,502	27,444,938
6.88%, 04/25/18	38,445	43,856,557
6.88%, 11/15/18[a]	12,113	14,048,712
7.63%, 06/01/19[a]	24,475	29,463,289
7.75%, 05/14/38[a]	14,452	20,002,354
Series L
2.25%, 04/21/20	15,565	15,435,951
3.95%, 04/21/25	10,285	10,145,117
Bank of America N.A.
6.00%, 10/15/36	9,305	11,522,202
Bank of Montreal
1.45%, 04/09/18 (Call 03/09/18)[a]	7,032	7,042,248
2.38%, 01/25/19 (Call 12/25/18)	5,550	5,661,946
2.55%, 11/06/22 (Call 10/06/22)[a]	10,500	10,358,192
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	7,668	7,758,767
2.20%, 05/15/19 (Call 04/15/19)	7,941	8,035,048
2.30%, 09/11/19 (Call 08/11/19)	19,185	19,461,440
3.00%, 02/24/25 (Call 01/24/25)	7,160	7,161,141
3.55%, 09/23/21 (Call 08/23/21)	17,280	18,368,925
3.65%, 02/04/24 (Call 01/05/24)	6,000	6,346,576
Series G
2.15%, 02/24/20 (Call 01/24/20)[a]	14,000	14,057,355
Bank of Nova Scotia (The)
1.45%, 04/25/18[a]	653	653,000
2.05%, 10/30/18	20,788	21,078,221
2.05%, 06/05/19	25,495	25,586,818
2.80%, 07/21/21[a]	3,279	3,344,564
4.38%, 01/13/21	3,424	3,777,510

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Barclays Bank PLC
2.50%, 02/20/19[a]	$22,516	$22,944,007
3.75%, 05/15/24	31,975	33,196,148
5.13%, 01/08/20[a]	16,405	18,559,557
5.14%, 10/14/20	20,734	22,884,881
6.75%, 05/22/19	22,664	26,708,860
Barclays PLC
2.75%, 11/08/19	13,800	13,984,952
3.65%, 03/16/25	18,765	18,638,199
4.38%, 09/11/24[a]	16,935	16,953,901
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	10,450	10,570,826
BNP Paribas SA
2.40%, 12/12/18[a]	16,895	17,206,598
2.45%, 03/17/19[a]	14,000	14,278,569
2.70%, 08/20/18[a]	8,705	8,956,778
3.25%, 03/03/23	22,175	22,547,804
4.25%, 10/15/24[a]	10,000	10,178,746
5.00%, 01/15/21[a]	22,540	25,396,424
BPCE SA
2.25%, 01/27/20[a]	11,500	11,539,880
2.50%, 12/10/18[a]	24,750	25,251,979
2.50%, 07/15/19	4,250	4,316,246
4.00%, 04/15/24[a]	18,450	19,406,081
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	15,500	15,847,398
3.80%, 10/30/26 (Call 09/30/26)	7,300	7,592,652
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	8,383	8,452,458
3.20%, 02/05/25 (Call 01/05/25)[a]	8,000	7,851,010
3.75%, 04/24/24 (Call 03/24/24)[a]	19,360	19,952,764
4.75%, 07/15/21	11,047	12,277,819
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/15/19)	26,775	26,881,058
2.95%, 07/23/21 (Call 06/23/21)	6,740	6,782,786

Security	Principal (000s)	Value
Citigroup Inc.
1.75%, 05/01/18	$12,659	$12,639,668
2.40%, 02/18/20	11,355	11,360,784
2.50%, 09/26/18[a]	13,869	14,119,277
2.50%, 07/29/19[a]	34,155	34,529,718
2.55%, 04/08/19[a]	25,860	26,263,532
3.30%, 04/27/25	11,195	11,066,149
3.38%, 03/01/23	19,148	19,318,149
3.50%, 05/15/23[a]	18,589	18,404,086
3.75%, 06/16/24[a]	19,206	19,828,403
3.88%, 10/25/23	20,086	20,996,553
3.88%, 03/26/25	7,000	6,927,103
4.00%, 08/05/24	13,000	13,221,278
4.05%, 07/30/22[a]	11,775	12,246,296
4.30%, 11/20/26[a]	9,935	10,094,127
4.50%, 01/14/22	31,927	34,830,323
5.30%, 05/06/44	13,370	14,363,042
5.38%, 08/09/20	26,766	30,459,633
5.50%, 09/13/25	24,045	26,867,289
5.88%, 02/22/33	6,293	7,141,570
5.88%, 01/30/42[a]	17,675	21,599,670
6.00%, 10/31/33	3,848	4,431,905
6.13%, 05/15/18	26,443	29,743,520
6.13%, 08/25/36	22,270	26,103,061
6.63%, 06/15/32	7,600	9,282,151
6.68%, 09/13/43	7,700	9,788,981
6.88%, 03/05/38[a]	4,284	5,766,986
8.13%, 07/15/39	27,790	42,455,614
8.50%, 05/22/19[a]	30,659	37,892,185
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	25,750	26,107,982
2.30%, 09/06/19	15,000	15,159,285
2.30%, 03/12/20	5,250	5,274,390
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19[a]	21,250	21,631,899
3.88%, 02/08/22[a]	33,701	36,158,834
3.95%, 11/09/22[a]	20,490	21,082,325
4.50%, 01/11/21[a]	15,685	17,417,937
4.63%, 12/01/23	35,400	37,985,549
5.25%, 05/24/41[a]	19,865	23,139,902
5.75%, 12/01/43	10,620	12,686,395

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
2.25%, 01/14/20[a]	$7,000	$7,076,193
Credit Suisse/New York NY
2.30%, 05/28/19	31,570	31,772,743
3.00%, 10/29/21	8,903	9,001,777
3.63%, 09/09/24	44,250	45,206,406
4.38%, 08/05/20	12,880	14,120,760
5.30%, 08/13/19[a]	17,152	19,324,911
5.40%, 01/14/20[a]	16,848	18,911,659
Deutsche Bank AG
4.50%, 04/01/25	6,380	6,242,267
Deutsche Bank AG/London
2.50%, 02/13/19[a]	26,978	27,375,586
3.70%, 05/30/24[a]	19,970	20,307,303
Discover Bank/Greenwood DE
3.20%, 08/09/21 (Call 07/09/21)[a]	6,994	7,038,319
4.20%, 08/08/23	16,235	17,043,904
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)[a]	9,335	9,898,183
8.25%, 03/01/38	9,173	13,476,791
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	10,250	10,382,471
2.88%, 10/01/21 (Call 09/01/21)	10,000	10,103,264
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19[a]	38,350	38,758,343
2.60%, 04/23/20 (Call 03/23/20)[a]	26,895	27,043,455
2.63%, 01/31/19[a]	20,744	21,126,907
2.90%, 07/19/18	36,099	37,250,193
3.50%, 01/23/25 (Call 10/23/24)[a]	29,950	30,000,301
3.63%, 01/22/23	31,363	32,176,440
3.85%, 07/08/24 (Call 04/08/24)	37,730	38,997,128
4.00%, 03/03/24	40,262	42,191,903
4.80%, 07/08/44 (Call 01/08/44)	27,013	28,696,764

Security	Principal (000s)	Value
5.25%, 07/27/21	$42,970	$48,596,655
5.38%, 03/15/20	43,402	49,051,608
5.75%, 01/24/22[a]	42,081	48,817,002
5.95%, 01/15/27	6,801	7,843,270
6.00%, 06/15/20	19,245	22,282,862
6.13%, 02/15/33	27,982	34,821,747
6.15%, 04/01/18	10,080	11,294,676
6.25%, 02/01/41	12,967	16,300,023
6.45%, 05/01/36	14,479	17,504,775
6.75%, 10/01/37	67,433	84,765,668
7.50%, 02/15/19[a]	29,825	35,429,475
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20[a]	8,510	9,508,272
5.63%, 08/15/35	1,493	1,787,406
5.88%, 11/01/34	5,000	6,116,607
HSBC Holdings PLC
4.00%, 03/30/22	27,823	29,806,212
4.25%, 03/14/24[a]	19,900	20,723,764
4.88%, 01/14/22[a]	14,395	16,121,735
5.10%, 04/05/21[a]	31,534	35,742,118
5.25%, 03/14/44	22,159	24,666,371
6.10%, 01/14/42	13,093	16,885,733
6.50%, 05/02/36	28,425	35,812,976
6.50%, 09/15/37[a]	28,234	35,514,032
6.80%, 06/01/38	18,610	24,326,339
HSBC USA Inc.
2.25%, 06/23/19[a]	19,500	19,606,088
2.35%, 03/05/20[a]	18,285	18,339,727
2.38%, 11/13/19	9,600	9,675,556
2.63%, 09/24/18[a]	3,413	3,500,510
3.50%, 06/23/24[a]	10,500	10,870,731
5.00%, 09/27/20	3,490	3,917,655
Intesa Sanpaolo SpA
3.88%, 01/15/19[a]	15,150	15,908,129
5.25%, 01/12/24	9,710	10,731,235
JPMorgan Chase & Co.
1.63%, 05/15/18[a]	18,346	18,334,668
2.20%, 10/22/19[a]	30,774	30,778,447
2.25%, 01/23/20 (Call 12/23/19)[a]	34,022	33,907,778
2.35%, 01/28/19	23,500	23,857,160
3.13%, 01/23/25 (Call 10/23/24)[a]	19,500	19,218,496

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
3.20%, 01/25/23[a]	$38,683	$38,896,066
3.25%, 09/23/22[a]	43,714	44,455,761
3.38%, 05/01/23	27,061	26,964,555
3.63%, 05/13/24	19,286	19,793,532
3.88%, 02/01/24	19,568	20,473,509
3.88%, 09/10/24[a]	33,775	34,289,150
4.13%, 12/15/26	20,650	21,022,404
4.25%, 10/15/20[a]	28,425	30,872,466
4.35%, 08/15/21[a]	26,162	28,632,096
4.40%, 07/22/20	21,283	23,297,468
4.50%, 01/24/22	43,330	47,428,819
4.63%, 05/10/21	31,442	34,790,878
4.85%, 02/01/44[a]	7,523	8,307,209
4.95%, 03/25/20[a]	12,793	14,288,709
5.40%, 01/06/42	12,740	14,777,879
5.50%, 10/15/40	19,298	22,838,710
5.60%, 07/15/41	22,430	26,781,656
5.63%, 08/16/43	15,567	18,059,526
6.30%, 04/23/19	32,008	37,013,587
6.40%, 05/15/38	24,184	31,350,058
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	11,000	11,018,391
2.50%, 12/15/19	8,500	8,638,811
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	6,053	6,129,139
5.10%, 03/24/21[a]	9,901	11,163,273
Lloyds Bank PLC
2.30%, 11/27/18	12,530	12,726,561
2.35%, 09/05/19[a]	16,876	17,060,541
2.40%, 03/17/20[a]	1,000	1,006,985
6.38%, 01/21/21	12,755	15,276,731
Lloyds Banking Group PLC
4.50%, 11/04/24[a]	15,000	15,369,355
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)[a]	13,000	13,028,686
2.30%, 01/30/19 (Call 12/30/18)	2,600	2,648,691
2.90%, 02/06/25 (Call 01/06/25)	13,000	12,737,968
Morgan Stanley
2.13%, 04/25/18	16,692	16,839,951

Security	Principal (000s)	Value
2.38%, 07/23/19[a]	$28,860	$29,010,560
2.50%, 01/24/19[a]	30,405	30,841,087
2.65%, 01/27/20[a]	28,700	28,991,354
3.70%, 10/23/24	31,950	32,700,368
3.75%, 02/25/23	29,956	31,010,077
3.95%, 04/23/27[a]	15,000	14,732,422
4.10%, 05/22/23	23,411	24,119,178
4.30%, 01/27/45	32,000	31,529,757
4.35%, 09/08/26[a]	26,504	27,036,272
4.88%, 11/01/22	29,075	31,429,601
5.00%, 11/24/25	28,962	31,279,898
5.50%, 01/26/20[a]	24,306	27,465,338
5.50%, 07/24/20	16,841	19,164,312
5.50%, 07/28/21	17,933	20,626,931
5.63%, 09/23/19	34,877	39,534,196
5.75%, 01/25/21	33,534	38,806,044
6.38%, 07/24/42	22,949	29,481,846
6.63%, 04/01/18	26,262	29,778,020
7.25%, 04/01/32	4,612	6,258,184
7.30%, 05/13/19	30,910	36,726,789
Series F
3.88%, 04/29/24	27,662	28,592,245
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	18,935	19,453,154
National Australia Bank Ltd./New York
2.30%, 07/25/18	7,750	7,908,630
3.00%, 01/20/23[a]	12,939	13,070,900
Northern Trust Corp.
3.95%, 10/30/25	8,500	9,111,197
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[a,b]	17,525	17,807,864
2.25%, 07/02/19 (Call 06/02/19)[b]	5,250	5,323,826
2.40%, 10/18/19 (Call 09/18/19)[b]	2,250	2,290,591
2.70%, 11/01/22 (Call 10/01/22)[a,b]	29,550	29,277,286
2.95%, 01/30/23 (Call 12/30/22)[b]	5,800	5,772,854
2.95%, 02/23/25 (Call 01/24/25)[a,b]	4,000	3,988,148

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
3.80%, 07/25/23 (Call 06/25/23)[a,b]	$19,928	$20,896,347
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[b]	10,470	10,871,979
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[b]	8,069	8,401,973
4.38%, 08/11/20[b]	7,773	8,618,208
5.13%, 02/08/20[b]	3,965	4,499,547
Regions Bank/Birmingham AL
7.50%, 05/15/18[a]	650	751,141
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	8,819	8,791,441
Royal Bank of Canada
2.15%, 03/15/19[a]	8,909	9,004,751
2.15%, 03/06/20	5,000	5,020,631
2.20%, 07/27/18	24,853	25,339,905
Royal Bank of Scotland Group PLC
6.40%, 10/21/19[a]	16,912	19,458,423
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	9,944	11,472,735
6.13%, 01/11/21	14,995	17,762,863
Santander Holdings USA Inc./PA
2.65%, 04/17/20 (Call 03/17/20)	10,000	9,955,362
Societe Generale SA
2.63%, 10/01/18[a]	10,500	10,748,593
State Street Corp.
3.10%, 05/15/23	15,207	15,239,319
3.30%, 12/16/24	8,810	8,998,281
3.70%, 11/20/23[a]	8,680	9,211,991
4.38%, 03/07/21[a]	7,765	8,660,628
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19[a]	9,000	9,036,153
2.45%, 01/10/19	11,335	11,508,306
2.45%, 01/16/20	20,000	20,230,654
3.20%, 07/18/22[a]	6,949	7,060,087

Security	Principal (000s)	Value
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	$5,084	$5,168,390
2.50%, 05/01/19 (Call 04/01/19)	5,000	5,061,827
Svenska Handelsbanken AB
2.25%, 06/17/19	6,250	6,321,056
2.50%, 01/25/19[a]	22,375	22,912,852
Toronto-Dominion Bank (The)
1.40%, 04/30/18[a]	16,665	16,679,752
2.13%, 07/02/19[a]	16,675	16,850,731
2.25%, 11/05/19	16,499	16,686,945
2.63%, 09/10/18[a]	16,282	16,845,206
U.S. Bancorp/MN
1.95%, 11/15/18 (Call 10/15/18)	10,005	10,159,304
2.20%, 04/25/19 (Call 03/25/19)[a]	13,310	13,526,631
2.95%, 07/15/22 (Call 06/15/22)	16,297	16,381,948
3.00%, 03/15/22 (Call 02/15/22)	8,087	8,292,029
3.70%, 01/30/24 (Call 12/29/23)[a]	6,250	6,646,014
4.13%, 05/24/21 (Call 04/23/21)	12,649	13,903,191
Series F
3.60%, 09/11/24 (Call 08/11/24)[a]	10,000	10,373,248
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	20,235	20,424,175
2.80%, 01/27/25 (Call 12/27/24)	15,950	15,751,703
UBS AG/Stamford CT
2.35%, 03/26/20[a]	7,000	7,037,947
2.38%, 08/14/19	29,306	29,624,738
4.88%, 08/04/20[a]	21,775	24,533,331
5.75%, 04/25/18	10,336	11,541,423
Wachovia Corp.
5.50%, 08/01/35	12,398	14,445,445
Wells Fargo & Co.
2.13%, 04/22/19[a]	19,725	19,888,270
2.15%, 01/15/19	15,338	15,513,639

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
3.00%, 01/22/21	$18,210	$18,755,535
3.00%, 02/19/25	24,485	24,143,233
3.30%, 09/09/24[a]	30,261	30,701,733
3.50%, 03/08/22	38,300	40,275,472
3.90%, 05/01/45	26,000	25,223,822
4.10%, 06/03/26[a]	37,198	38,517,432
4.13%, 08/15/23[a]	16,169	17,135,714
4.60%, 04/01/21	21,904	24,358,376
4.65%, 11/04/44	24,510	25,081,860
5.38%, 02/07/35	924	1,091,368
5.38%, 11/02/43	22,399	25,525,090
5.61%, 01/15/44	28,861	33,380,405
Series M
3.45%, 02/13/23	25,308	25,712,189
Series N
2.15%, 01/30/20	20,045	20,043,679
Wells Fargo Bank N.A.
5.85%, 02/01/37	10,000	12,499,075
6.60%, 01/15/38	18,634	25,455,790
Westpac Banking Corp.
2.25%, 07/30/18[a]	5,845	5,965,379
2.25%, 01/17/19[a]	19,024	19,340,643
4.88%, 11/19/19[a]	18,910	21,171,375

		5,978,212,888
BEVERAGES — 2.40%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19	25,063	25,453,173
2.63%, 01/17/23	27,668	27,146,386
3.70%, 02/01/24[a]	18,326	19,208,954
4.00%, 01/17/43[a]	11,567	11,318,712
4.63%, 02/01/44[a]	4,700	5,083,846
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	25,610	25,119,433
3.75%, 07/15/42[a]	18,941	17,777,377
5.00%, 04/15/20[a]	11,712	13,278,004
5.38%, 01/15/20	13,387	15,374,153
6.88%, 11/15/19	14,527	17,547,877
7.75%, 01/15/19	21,153	25,497,185
8.20%, 01/15/39	9,670	14,989,998
Bottling Group LLC
5.13%, 01/15/19	6,332	7,106,360

Security	Principal (000s)	Value
Coca-Cola Co. (The)
1.15%, 04/01/18[a]	$11,790	$11,772,463
1.65%, 11/01/18	19,360	19,626,889
2.45%, 11/01/20[a]	11,563	11,880,729
2.50%, 04/01/23	4,890	4,849,868
3.15%, 11/15/20	11,206	11,900,029
3.20%, 11/01/23[a]	20,875	21,691,455
3.30%, 09/01/21	8,653	9,200,798
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)[a]	12,252	12,063,149
Diageo Investment Corp.
2.88%, 05/11/22	10,404	10,483,679
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	11,465	15,950,778
PepsiCo Inc.
1.85%, 04/30/20	10,000	9,948,251
2.25%, 01/07/19 (Call 12/07/18)	4,600	4,708,084
2.75%, 03/05/22	8,984	9,115,423
2.75%, 03/01/23	13,592	13,601,130
2.75%, 04/30/25	8,000	7,872,319
3.00%, 08/25/21[a]	5,596	5,824,888
3.13%, 11/01/20	11,429	12,029,843
3.60%, 03/01/24 (Call 12/01/23)	18,650	19,728,690
4.00%, 03/05/42[a]	9,023	8,970,962
4.50%, 01/15/20[a]	16,840	18,747,091
4.88%, 11/01/40	15,686	17,359,743
5.00%, 06/01/18	16,069	17,825,273
5.50%, 01/15/40	12,011	14,356,142
7.90%, 11/01/18	15,940	19,235,765

		533,644,899
BIOTECHNOLOGY — 1.52%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	15,665	15,808,607
3.45%, 10/01/20	9,610	10,132,669
3.63%, 05/15/22 (Call 02/15/22)	18,509	19,346,832
3.63%, 05/22/24 (Call 02/22/24)[a]	17,525	18,221,836

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
3.88%, 11/15/21 (Call 08/15/21)[a]	$18,448	$19,788,135
4.10%, 06/15/21 (Call 03/15/21)[a]	7,861	8,527,544
5.15%, 11/15/41 (Call 05/15/41)	19,357	20,851,126
5.38%, 05/15/43 (Call 11/15/42)	16,032	17,817,440
5.65%, 06/15/42 (Call 12/15/41)	9,758	11,301,148
5.70%, 02/01/19	8,694	9,870,271
6.38%, 06/01/37	11,434	14,099,799
6.40%, 02/01/39	13,422	16,796,714
Celgene Corp.
3.25%, 08/15/22[a]	19,181	19,494,222
3.63%, 05/15/24 (Call 02/15/24)[a]	4,688	4,845,909
4.63%, 05/15/44 (Call 11/15/43)	9,200	9,408,266
Gilead Sciences Inc.
2.35%, 02/01/20[a]	980	999,043
3.50%, 02/01/25 (Call 11/01/24)[a]	15,422	15,951,385
3.70%, 04/01/24 (Call 01/01/24)[a]	20,387	21,445,014
4.40%, 12/01/21 (Call 09/01/21)	9,649	10,756,244
4.50%, 04/01/21 (Call 01/01/21)[a]	4,634	5,200,548
4.50%, 02/01/45 (Call 08/01/44)	24,695	25,811,673
4.80%, 04/01/44 (Call 10/01/43)	24,845	27,155,088
5.65%, 12/01/41 (Call 06/01/41)	12,125	14,620,694

		338,250,207
CHEMICALS — 2.20%
CF Industries Inc.
3.45%, 06/01/23	10,750	10,752,989
4.95%, 06/01/43[a]	9,096	9,276,066
5.15%, 03/15/34	6,255	6,715,324
5.38%, 03/15/44	9,254	10,038,245
6.88%, 05/01/18	11,300	12,843,427
7.13%, 05/01/20	2,310	2,771,183

Security	Principal (000s)	Value
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	$8,652	$8,707,293
3.50%, 10/01/24 (Call 07/01/24)[a]	9,000	9,120,970
4.13%, 11/15/21 (Call 08/15/21)	13,608	14,707,385
4.25%, 11/15/20 (Call 08/15/20)	16,590	18,083,100
4.38%, 11/15/42 (Call 05/15/42)	14,250	13,853,073
5.25%, 11/15/41 (Call 05/15/41)[a]	9,145	9,947,957
7.38%, 11/01/29	9,577	12,818,129
8.55%, 05/15/19	38,737	48,250,125
9.40%, 05/15/39	9,801	15,581,750
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	16,555	16,821,910
3.60%, 08/15/22 (Call 05/15/22)	6,538	6,747,360
3.80%, 03/15/25 (Call 12/15/24)[a]	8,250	8,487,418
4.65%, 10/15/44 (Call 04/15/44)	6,205	6,274,924
Ecolab Inc.
4.35%, 12/08/21[a]	9,700	10,646,296
5.50%, 12/08/41	7,698	9,047,389
EI du Pont de Nemours & Co.
2.80%, 02/15/23	23,102	22,997,944
3.63%, 01/15/21[a]	20,574	21,921,873
4.15%, 02/15/43[a]	6,215	6,186,525
4.63%, 01/15/20	9,423	10,477,355
6.00%, 07/15/18	3,534	4,009,233
LYB International Finance BV
4.00%, 07/15/23[a]	6,181	6,515,315
4.88%, 03/15/44 (Call 09/15/43)	7,350	7,657,002
5.25%, 07/15/43	13,009	14,173,560
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	17,500	16,805,632
5.00%, 04/15/19 (Call 01/15/19)	25,600	28,240,878

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
5.75%, 04/15/24 (Call 01/15/24)[a]	$7,870	$9,260,668
6.00%, 11/15/21 (Call 08/17/21)	14,911	17,469,871
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	5,619	5,784,902
4.40%, 07/15/44 (Call 01/15/44)	8,500	8,675,995
4.70%, 07/15/64 (Call 01/15/64)[a]	9,745	9,829,782
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	10,955	11,625,504
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)[a]	8,753	9,141,548
Rohm & Haas Co.
7.85%, 07/15/29	12,506	17,221,915

		489,487,815
COMMERCIAL SERVICES — 0.20%
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)[a]	13,900	14,179,638
3.75%, 08/15/21 (Call 06/15/21)	13,440	13,931,315
4.25%, 08/15/24 (Call 05/15/24)	15,045	15,601,260

		43,712,213
COMPUTERS — 2.83%
Apple Inc.
1.00%, 05/03/18	43,656	43,352,936
1.55%, 02/07/20	12,000	11,865,179
2.10%, 05/06/19[a]	23,360	23,806,403
2.15%, 02/09/22[a]	5,791	5,681,698
2.40%, 05/03/23	68,567	66,824,575
2.50%, 02/09/25	30,531	29,348,113
2.85%, 05/06/21[a]	34,552	35,727,387
3.45%, 05/06/24[a]	31,061	32,433,337
3.45%, 02/09/45	24,200	21,537,308
3.85%, 05/04/43[a]	30,378	29,124,993
4.45%, 05/06/44	17,050	18,011,893

Security	Principal (000s)	Value
EMC Corp./MA
1.88%, 06/01/18	$18,806	$18,990,558
2.65%, 06/01/20	28,030	28,708,124
3.38%, 06/01/23 (Call 03/01/23)[a]	8,189	8,420,967
Hewlett-Packard Co.
2.75%, 01/14/19[a]	16,993	17,401,119
3.75%, 12/01/20	13,266	13,947,498
4.30%, 06/01/21[a]	15,105	16,188,213
4.38%, 09/15/21	10,356	11,141,835
4.65%, 12/09/21[a]	12,893	14,079,422
6.00%, 09/15/41	16,702	18,328,701
International Business Machines Corp.
1.63%, 05/15/20[a]	16,955	16,691,697
1.88%, 08/01/22	9,836	9,329,468
1.95%, 02/12/19[a]	8,140	8,241,996
3.38%, 08/01/23	8,925	9,227,018
3.63%, 02/12/24[a]	23,520	24,596,061
4.00%, 06/20/42[a]	18,581	17,809,578
7.63%, 10/15/18	23,048	27,677,981
8.38%, 11/01/19	4,987	6,365,913
Seagate HDD Cayman
3.75%, 11/15/18	7,075	7,331,327
4.75%, 06/01/23	27,250	28,217,495
4.75%, 01/01/25[a,c]	7,450	7,608,222

		628,017,015
COSMETICS & PERSONAL CARE — 0.37%
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	5,000	5,046,577
2.30%, 02/06/22[a]	12,448	12,508,382
3.10%, 08/15/23	14,834	15,499,745
4.70%, 02/15/19	21,044	23,550,086
5.55%, 03/05/37	19,347	24,782,406

		81,387,196
DIVERSIFIED FINANCIAL SERVICES — 4.59%
American Express Co.
1.55%, 05/22/18[a]	13,206	13,177,569
2.65%, 12/02/22	14,897	14,724,652
4.05%, 12/03/42	16,854	16,265,025
American Express Credit Corp.
2.13%, 07/27/18	12,163	12,343,252

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
2.13%, 03/18/19	$10,639	$10,743,494
2.25%, 08/15/19	10,600	10,718,721
Ameriprise Financial Inc.
4.00%, 10/15/23	13,700	14,680,656
5.30%, 03/15/20	100	114,444
Associates Corp. of North America
6.95%, 11/01/18	2,825	3,286,452
BP Capital Markets PLC
2.52%, 01/15/20[a]	16,275	16,592,927
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	17,970	18,021,175
3.38%, 02/15/23	16,080	16,114,405
CME Group Inc./IL
3.00%, 09/15/22	2,397	2,455,213
3.00%, 03/15/25 (Call 12/15/24)	5,000	5,019,160
5.30%, 09/15/43 (Call 03/15/43)	13,068	15,901,531
Ford Motor Credit Co. LLC
2.38%, 03/12/19[a]	14,400	14,538,240
2.60%, 11/04/19	2,000	2,023,200
2.88%, 10/01/18[a]	10,175	10,475,163
3.66%, 09/08/24[a]	8,200	8,358,260
4.25%, 09/20/22	12,995	13,885,029
4.38%, 08/06/23[a]	18,749	20,151,425
5.00%, 05/15/18	17,691	19,250,182
5.75%, 02/01/21[a]	13,670	15,761,416
5.88%, 08/02/21	26,204	30,545,539
8.13%, 01/15/20[a]	12,508	15,513,725
General Electric Capital Corp.
1.63%, 04/02/18[a]	11,760	11,868,397
2.20%, 01/09/20 (Call 12/09/19)[a]	21,000	21,264,600
2.30%, 01/14/19	18,768	19,200,978
3.10%, 01/09/23	31,668	32,809,546
3.15%, 09/07/22	26,952	27,965,665
3.45%, 05/15/24 (Call 02/13/24)[a]	14,918	15,860,401
4.38%, 09/16/20	6,129	6,827,301
4.63%, 01/07/21	24,513	27,507,508
4.65%, 10/17/21	33,902	38,587,497
5.30%, 02/11/21	24,279	28,133,039

Security	Principal (000s)	Value
5.50%, 01/08/20	$21,304	$24,676,423
5.63%, 05/01/18	31,823	35,739,138
5.88%, 01/14/38	62,524	80,690,323
6.00%, 08/07/19	19,834	23,196,097
6.15%, 08/07/37	18,292	24,405,918
6.88%, 01/10/39	45,033	65,143,387
Series A
5.55%, 05/04/20[a]	14,615	17,014,998
6.75%, 03/15/32	56,858	78,133,126
HSBC Finance Corp.
6.68%, 01/15/21	34,201	40,353,250
Intercontinental Exchange Inc.
4.00%, 10/15/23	13,000	13,940,833
Jefferies Group LLC
5.13%, 04/13/18	14,674	15,431,099
6.88%, 04/15/21	5,452	6,190,990
8.50%, 07/15/19	3,600	4,303,725
Nomura Holdings Inc.
2.75%, 03/19/19	18,000	18,378,446
6.70%, 03/04/20	13,843	16,489,658
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)[a]	4,235	4,243,778

		1,019,016,976
ELECTRIC — 1.13%
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)[a]	10,000	10,696,722
5.15%, 11/15/43 (Call 05/15/43)[a]	12,680	14,666,795
6.13%, 04/01/36	14,860	18,900,638
6.50%, 09/15/37[a]	10,696	14,048,972
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	12,130	13,042,211
4.63%, 12/01/54 (Call 06/01/54)	7,535	8,051,028
Duke Energy Carolinas LLC
5.30%, 02/15/40	6,920	8,438,970
Duke Energy Florida Inc.
6.40%, 06/15/38	15,203	20,895,509

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	$850	$864,323
5.60%, 06/15/42 (Call 12/15/41)	11,580	12,793,626
6.25%, 10/01/39	7,920	9,345,704
Georgia Power Co.
4.30%, 03/15/42	12,125	12,568,997
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	5,713	6,258,942
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	11,391	14,443,344
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	2,016	2,131,901
5.40%, 01/15/40[a]	9,949	11,851,496
5.80%, 03/01/37[a]	13,047	16,132,321
6.05%, 03/01/34	34,784	44,443,778
8.25%, 10/15/18	5,383	6,538,523
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	4,720	5,348,096

		251,461,896
ELECTRONICS — 0.57%
Honeywell International Inc.
4.25%, 03/01/21	12,226	13,605,419
5.00%, 02/15/19	11,324	12,697,220
Koninklijke Philips NV
3.75%, 03/15/22	14,706	15,331,330
6.88%, 03/11/38	8,963	11,695,095
Thermo Fisher Scientific Inc.
2.40%, 02/01/19[a]	19,272	19,467,771
3.15%, 01/15/23 (Call 10/15/22)[a]	10,998	11,000,207
3.30%, 02/15/22	1,592	1,618,812
3.60%, 08/15/21 (Call 05/15/21)	20,756	21,602,641
4.15%, 02/01/24 (Call 11/01/23)[a]	4,351	4,646,198
4.50%, 03/01/21	12,781	13,970,282

		125,634,975

Security	Principal (000s)	Value
ENGINEERING & CONSTRUCTION — 0.13%
ABB Finance USA Inc.
2.88%, 05/08/22	$26,295	$26,678,705
4.38%, 05/08/42	3,075	3,271,265

		29,949,970
ENVIRONMENTAL CONTROL — 0.12%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	11,995	12,432,108
5.00%, 03/01/20	8,107	9,016,326
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	6,000	5,805,041

		27,253,475
FOOD — 1.61%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	9,847	9,630,376
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	17,374	17,860,849
5.65%, 02/15/19	8,850	9,992,064
JM Smucker Co. (The)
3.50%, 03/15/25[c]	16,000	16,134,707
Kellogg Co.
4.00%, 12/15/20	8,232	8,855,598
Series B
7.45%, 04/01/31[a]	12,876	17,085,109
Kraft Foods Group Inc.
3.50%, 06/06/22	27,801	28,513,184
5.00%, 06/04/42[a]	25,603	27,454,893
5.38%, 02/10/20	10,580	11,966,387
6.13%, 08/23/18	750	850,115
6.50%, 02/09/40	10,144	12,703,059
6.88%, 01/26/39	12,180	15,787,057
Kroger Co. (The)
6.15%, 01/15/20[a]	7,327	8,533,530
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)[a]	9,134	9,223,246
4.00%, 02/01/24 (Call 11/01/23)[a]	14,454	15,458,517

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
5.38%, 02/10/20[a]	$542	$616,521
6.50%, 02/09/40[a]	6,711	8,880,345
Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)[a]	10,000	10,178,909
3.00%, 10/02/21 (Call 08/02/21)	8,217	8,435,487
3.50%, 10/02/24 (Call 07/02/24)	12,147	12,472,634
4.35%, 10/02/34 (Call 04/02/34)	11,725	11,937,729
4.50%, 10/02/44 (Call 04/02/44)	13,500	13,867,385
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)[a]	15,000	15,295,542
3.95%, 08/15/24 (Call 05/15/24)[a]	15,000	15,587,915
4.50%, 06/15/22 (Call 03/15/22)	6,000	6,537,031
Unilever Capital Corp.
2.20%, 03/06/19[a]	13,511	13,767,818
4.25%, 02/10/21	10,763	11,963,285
4.80%, 02/15/19	7,064	7,868,980
5.90%, 11/15/32	7,755	10,470,406

		357,928,678
FOREST PRODUCTS & PAPER — 0.34%
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	12,100	12,210,846
4.75%, 02/15/22 (Call 11/15/21)[a]	9,127	9,987,180
4.80%, 06/15/44 (Call 12/15/43)[a]	9,100	9,007,963
7.30%, 11/15/39	3,050	3,934,141
7.50%, 08/15/21	10,233	12,777,485
7.95%, 06/15/18[a]	23,063	27,102,247

		75,019,862
GAS — 0.04%
Sempra Energy
6.00%, 10/15/39	7,190	8,968,976

		8,968,976

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 1.89%
Baxter International Inc.
1.85%, 06/15/18	$8,238	$8,285,469
3.20%, 06/15/23 (Call 03/15/23)	9,985	9,988,251
Becton Dickinson and Co.
2.68%, 12/15/19	17,000	17,341,977
3.13%, 11/08/21	3,191	3,240,631
3.73%, 12/15/24 (Call 09/15/24)[a]	19,180	19,810,673
4.69%, 12/15/44 (Call 06/15/44)[a]	18,000	18,842,562
Boston Scientific Corp.
6.00%, 01/15/20	11,706	13,416,773
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	2,000	2,010,202
6.55%, 10/15/37	12,935	17,612,268
Medtronic Inc.
1.38%, 04/01/18[a]	3,204	3,206,768
2.50%, 03/15/20[c]	29,068	29,676,643
2.75%, 04/01/23 (Call 01/01/23)[a]	11,099	11,087,147
3.15%, 03/15/22[a,c]	40,745	41,971,139
3.50%, 03/15/25[a,c]	49,250	50,938,029
3.63%, 03/15/24 (Call 12/15/23)[a]	4,494	4,717,707
4.00%, 04/01/43 (Call 10/01/42)[a]	8,000	7,791,102
4.38%, 03/15/35[c]	27,150	28,612,712
4.45%, 03/15/20[a]	13,593	15,073,575
4.63%, 03/15/45[a,c]	47,889	51,500,310
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	8,310	8,436,311
Zimmer Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	15,000	15,177,089
3.15%, 04/01/22 (Call 02/01/22)	8,000	8,061,102
3.55%, 04/01/25 (Call 01/01/25)	21,500	21,511,554

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
4.45%, 08/15/45 (Call 02/15/45)[a]	$12,000	$11,817,781

		420,127,775
HEALTH CARE — SERVICES — 1.19%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	14,939	14,918,011
3.50%, 11/15/24 (Call 08/15/24)	5,000	5,145,152
3.95%, 09/01/20	12,265	13,205,895
6.63%, 06/15/36	7,798	10,270,255
Anthem Inc.
2.25%, 08/15/19	11,625	11,643,872
3.13%, 05/15/22	10,668	10,748,422
3.30%, 01/15/23	15,550	15,717,621
3.50%, 08/15/24 (Call 05/15/24)	10,250	10,412,588
4.63%, 05/15/42	11,469	11,906,878
4.65%, 01/15/43	11,075	11,593,141
4.65%, 08/15/44 (Call 02/15/44)[a]	9,494	9,884,934
5.85%, 01/15/36	5,405	6,347,555
6.38%, 06/15/37	2,220	2,818,916
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	10,000	10,076,587
4.00%, 02/15/22 (Call 11/15/21)	6,764	7,300,242
5.38%, 02/15/42 (Call 08/15/41)	9,735	11,606,088
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	8,000	8,559,278
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	10,000	9,960,117
4.70%, 02/01/45 (Call 08/01/44)[a]	11,000	11,008,580
UnitedHealth Group Inc.
2.88%, 12/15/21[a]	2,000	2,037,033
2.88%, 03/15/22 (Call 12/15/21)	24,654	25,019,486

Security	Principal (000s)	Value
2.88%, 03/15/23[a]	$6,700	$6,745,791
4.25%, 03/15/43 (Call 09/15/42)[a]	8,180	8,421,712
5.80%, 03/15/36[a]	4,000	4,971,520
6.88%, 02/15/38	17,908	25,114,772

		265,434,446
HOLDING COMPANIES — DIVERSIFIED — 0.03%
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)[a]	6,000	6,007,055

		6,007,055
INSURANCE — 1.96%
ACE INA Holdings Inc.
3.15%, 03/15/25	6,000	6,093,002
Aflac Inc.
3.63%, 11/15/24	12,729	13,177,262
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	18,542	18,719,922
3.38%, 08/15/20	13,455	14,118,806
3.88%, 01/15/35 (Call 07/15/34)	16,240	15,848,493
4.13%, 02/15/24[a]	13,045	14,001,206
4.38%, 01/15/55 (Call 07/15/54)	5,290	5,139,203
4.50%, 07/16/44 (Call 01/16/44)[a]	27,714	28,663,681
4.88%, 06/01/22[a]	25,394	28,869,014
6.25%, 05/01/36	11,280	14,338,151
6.40%, 12/15/20	1,357	1,630,413
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	8,917	9,194,041
4.25%, 01/15/21[a]	8,971	9,969,142
5.40%, 05/15/18[a]	13,221	14,840,201
5.75%, 01/15/40	10,350	13,033,301
Berkshire Hathaway Inc.
2.10%, 08/14/19	10,000	10,173,264
4.50%, 02/11/43[a]	11,571	12,528,967
Chubb Corp. (The)
6.00%, 05/11/37	4,275	5,516,060

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
MetLife Inc.
3.60%, 04/10/24[a]	$17,025	$17,762,067
4.05%, 03/01/45[a]	11,095	10,919,828
4.13%, 08/13/42	4,658	4,657,337
4.75%, 02/08/21	14,686	16,529,893
4.88%, 11/13/43	14,415	16,216,699
5.70%, 06/15/35[a]	3,905	4,808,040
5.88%, 02/06/41	13,350	16,632,364
6.38%, 06/15/34	8,149	10,687,618
7.72%, 02/15/19	12,497	15,095,397
Series A
6.82%, 08/15/18	7,724	8,995,165
Series D
4.37%, 09/15/23	15,899	17,487,132
Prudential Financial Inc.
4.60%, 05/15/44[a]	10,000	10,126,489
7.38%, 06/15/19	15,082	18,125,489
Series D
6.63%, 12/01/37	9,050	11,603,570
Travelers Companies Inc. (The)
5.35%, 11/01/40	6,950	8,478,606
6.25%, 06/15/37	8,655	11,503,167

		435,482,990
INTERNET — 0.63%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	4,882	4,755,867
2.60%, 12/05/19 (Call 11/05/19)	11,395	11,626,887
3.30%, 12/05/21 (Call 10/05/21)	10,000	10,368,950
3.80%, 12/05/24 (Call 09/05/24)	15,732	16,378,934
4.80%, 12/05/34 (Call 06/05/34)	17,765	18,924,038
4.95%, 12/05/44 (Call 06/05/44)	13,050	13,780,089
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)[a]	11,600	11,585,125
2.60%, 07/15/22 (Call 04/15/22)[a]	14,488	13,866,597
2.88%, 08/01/21 (Call 06/01/21)	2,348	2,355,580

Security	Principal (000s)	Value
3.45%, 08/01/24 (Call 05/01/24)	$6,853	$6,739,335
4.00%, 07/15/42 (Call 01/15/42)	10,324	8,788,806
Google Inc.
3.38%, 02/25/24	8,096	8,489,071
3.63%, 05/19/21[a]	11,343	12,289,603

		139,948,882
MACHINERY — 0.64%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	10,250	10,381,004
5.45%, 04/15/18[a]	346	385,924
7.15%, 02/15/19	8,815	10,514,335
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	11,295	11,770,047
3.80%, 08/15/42[a]	16,910	16,348,492
3.90%, 05/27/21	16,772	18,323,532
5.20%, 05/27/41	10,860	12,563,644
7.90%, 12/15/18	15,100	18,395,084
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	12,121	12,108,604
3.90%, 06/09/42 (Call 12/09/41)	13,210	13,260,618
4.38%, 10/16/19[a]	10,521	11,591,777
John Deere Capital Corp.
1.95%, 12/13/18	6,259	6,319,572

		141,962,633
MANUFACTURING — 0.66%
3M Co.
5.70%, 03/15/37	3,350	4,271,357
Danaher Corp.
5.40%, 03/01/19	2,919	3,300,954
Eaton Corp.
2.75%, 11/02/22	19,967	19,902,680
4.15%, 11/02/42[a]	9,590	9,632,692
General Electric Co.
2.70%, 10/09/22	42,135	42,507,330
3.38%, 03/11/24[a]	5,000	5,260,134
4.13%, 10/09/42	18,808	19,388,530
4.50%, 03/11/44	20,000	21,825,090

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	$16,402	$16,136,968
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	2,998	3,471,074

		145,696,809
MEDIA — 5.36%
21st Century Fox America Inc.
3.00%, 09/15/22	14,352	14,476,445
4.50%, 02/15/21	7,001	7,723,479
6.15%, 03/01/37	8,275	10,225,116
6.15%, 02/15/41	19,131	23,785,936
6.20%, 12/15/34	14,224	17,640,629
6.40%, 12/15/35	16,755	21,094,227
6.65%, 11/15/37	9,057	11,752,824
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)[a]	2,065	2,065,741
4.60%, 01/15/45 (Call 07/15/44)	5,000	4,829,904
7.88%, 07/30/30	3,130	4,303,026
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	3,747	5,388,733
Comcast Corp.
2.85%, 01/15/23	7,385	7,437,209
3.13%, 07/15/22[a]	23,840	24,612,096
3.38%, 02/15/25 (Call 11/15/24)	20,250	20,859,970
3.60%, 03/01/24[a]	24,196	25,662,483
4.20%, 08/15/34 (Call 02/15/34)[a]	6,350	6,569,638
4.25%, 01/15/33	12,245	12,716,570
4.65%, 07/15/42	18,977	20,255,158
4.75%, 03/01/44[a]	20,506	22,376,705
5.15%, 03/01/20	16,568	18,923,835
5.65%, 06/15/35	12,002	14,372,269
5.70%, 05/15/18	9,177	10,343,550
6.40%, 05/15/38	1,800	2,334,112
6.40%, 03/01/40[a]	9,229	12,028,551
6.45%, 03/15/37[a]	28,370	36,873,941

Security	Principal (000s)	Value
6.50%, 11/15/35	$4,197	$5,499,008
6.55%, 07/01/39	14,853	19,664,371
6.95%, 08/15/37	16,028	21,757,120
7.05%, 03/15/33	3,910	5,270,448
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.80%, 03/15/22[a]	21,471	22,274,071
3.95%, 01/15/25 (Call 10/15/24)	7,550	7,724,906
4.45%, 04/01/24 (Call 01/01/24)	16,278	17,224,961
4.60%, 02/15/21 (Call 11/15/20)	6,855	7,422,799
5.00%, 03/01/21	17,479	19,308,716
5.15%, 03/15/42	22,018	22,137,104
5.20%, 03/15/20	10,905	12,265,564
5.88%, 10/01/19	8,449	9,665,081
6.00%, 08/15/40 (Call 05/15/40)	11,025	12,274,920
6.38%, 03/01/41	12,465	14,491,183
Discovery Communications LLC
4.88%, 04/01/43[a]	14,782	14,620,359
5.05%, 06/01/20[a]	14,835	16,450,846
6.35%, 06/01/40	7,350	8,587,713
Historic TW Inc.
6.63%, 05/15/29[a]	15,050	19,045,065
NBCUniversal Media LLC
2.88%, 01/15/23	15,161	15,170,909
4.38%, 04/01/21	18,102	20,118,805
4.45%, 01/15/43	10,772	11,154,932
5.15%, 04/30/20	24,305	27,867,848
5.95%, 04/01/41	17,724	22,100,516
6.40%, 04/30/40	14,093	18,405,100
Thomson Reuters Corp.
6.50%, 07/15/18	6,979	7,943,218
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	11,748	11,708,518
4.50%, 09/15/42 (Call 03/15/42)[a]	25,360	21,590,203
5.00%, 02/01/20[a]	20,823	21,948,046
5.50%, 09/01/41 (Call 03/01/41)	12,812	11,998,557

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
5.88%, 11/15/40 (Call 05/15/40)	$13,241	$12,942,693
6.55%, 05/01/37	15,792	16,387,752
6.75%, 07/01/18[a]	21,203	23,600,474
6.75%, 06/15/39	24,969	26,201,183
7.30%, 07/01/38	19,647	21,623,182
8.25%, 04/01/19	24,586	28,786,560
8.75%, 02/14/19	13,124	15,553,514
Time Warner Entertainment Co. LP
8.38%, 03/15/23[a]	6,523	8,051,977
8.38%, 07/15/33	790	959,375
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)[a]	23,900	24,410,726
4.70%, 01/15/21[a]	11,103	12,234,838
4.75%, 03/29/21[a]	10,410	11,550,411
4.88%, 03/15/20	2,076	2,322,337
6.10%, 07/15/40	12,840	15,526,174
6.25%, 03/29/41	16,195	19,992,693
6.50%, 11/15/36	10,433	13,072,453
7.63%, 04/15/31	18,606	25,310,041
7.70%, 05/01/32	20,811	28,723,105
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	3,575	3,719,145
4.38%, 03/15/43	17,945	15,710,828
5.85%, 09/01/43 (Call 03/01/43)	22,867	24,357,508
6.88%, 04/30/36	8,639	10,268,125
Walt Disney Co. (The)
1.85%, 05/30/19	9,388	9,447,122
2.35%, 12/01/22[a]	9,646	9,569,643
2.75%, 08/16/21[a]	5,376	5,543,511

		1,190,208,404
METAL FABRICATE & HARDWARE — 0.03%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	7,904	7,726,991

		7,726,991
MINING — 2.36%
Barrick Gold Corp.
3.85%, 04/01/22[a]	8,428	8,279,091

Security	Principal (000s)	Value
4.10%, 05/01/23	$17,360	$17,130,025
5.25%, 04/01/42	3,150	2,947,032
6.95%, 04/01/19[a]	3,094	3,601,650
Barrick North America Finance LLC
4.40%, 05/30/21	19,489	20,072,861
5.70%, 05/30/41	16,374	15,903,357
5.75%, 05/01/43[a]	14,929	15,003,040
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	4,750	4,733,642
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	21,818	22,119,191
3.25%, 11/21/21[a]	7,779	8,105,175
3.85%, 09/30/23[a]	2,260	2,397,514
4.13%, 02/24/42	18,115	17,766,985
5.00%, 09/30/43	29,479	32,856,527
6.50%, 04/01/19	21,658	25,399,391
Freeport-McMoRan Inc.
3.10%, 03/15/20[a]	15,923	15,754,895
3.55%, 03/01/22 (Call 12/01/21)[a]	13,883	13,047,981
3.88%, 03/15/23 (Call 12/15/22)	25,267	23,704,709
4.55%, 11/14/24 (Call 08/14/24)[a]	9,950	9,580,979
5.40%, 11/14/34 (Call 05/14/34)	11,000	9,834,219
5.45%, 03/15/43 (Call 09/15/42)	21,145	18,374,982
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[a]	6,035	5,902,830
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	17,144	17,055,172
4.88%, 03/15/42 (Call 09/15/41)	26,391	23,443,036
5.13%, 10/01/19[a]	5,319	5,801,007
6.25%, 10/01/39	4,499	4,497,017
Rio Tinto Alcan Inc.
6.13%, 12/15/33	2,500	2,988,086
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20	152	159,673

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
3.75%, 09/20/21[a]	$18,980	$19,944,514
4.13%, 05/20/21	12,238	13,140,447
5.20%, 11/02/40	15,820	17,240,063
6.50%, 07/15/18[a]	12,119	13,883,634
7.13%, 07/15/28	4,400	5,736,412
9.00%, 05/01/19[a]	12,429	15,654,685
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	15,714	15,857,466
2.88%, 08/21/22 (Call 05/21/22)[a]	19,656	19,439,739
3.50%, 03/22/22 (Call 12/22/21)	17,321	17,863,026
4.13%, 08/21/42 (Call 02/21/42)[a]	13,121	12,509,361
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	15,830	14,633,844
6.25%, 07/15/41 (Call 01/15/41)	13,085	12,150,913

		524,514,171
OFFICE & BUSINESS EQUIPMENT — 0.10%
Xerox Corp.
4.50%, 05/15/21	14,716	15,824,272
6.35%, 05/15/18	6,622	7,447,717

		23,271,989
OIL & GAS — 8.61%
Anadarko Finance Co.
7.50%, 05/01/31	5,250	6,857,374
Anadarko Petroleum Corp.
6.20%, 03/15/40	7,416	8,899,369
6.45%, 09/15/36	27,042	33,304,546
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	6,283	6,339,500
4.25%, 01/15/44 (Call 07/15/43)[a]	8,970	8,444,082
4.75%, 04/15/43 (Call 10/15/42)	25,510	25,787,607
5.10%, 09/01/40 (Call 03/01/40)	11,585	12,123,287
6.00%, 01/15/37[a]	12,868	14,980,038

Security	Principal (000s)	Value
BP Capital Markets PLC
1.38%, 05/10/18	$5,279	$5,264,353
2.24%, 09/26/18	6,201	6,317,259
2.24%, 05/10/19[a]	12,935	13,079,555
2.32%, 02/13/20[a]	17,400	17,614,352
2.50%, 11/06/22[a]	16,912	16,461,052
2.75%, 05/10/23	19,005	18,617,990
3.06%, 03/17/22[a]	5,890	5,998,910
3.25%, 05/06/22[a]	30,213	30,956,947
3.51%, 03/17/25	4,720	4,802,898
3.54%, 11/04/24	16,488	16,878,172
3.56%, 11/01/21	14,829	15,627,662
3.81%, 02/10/24[a]	13,459	14,102,612
3.99%, 09/26/23	2,940	3,120,632
4.50%, 10/01/20[a]	16,186	18,029,352
4.74%, 03/11/21[a]	16,580	18,573,354
4.75%, 03/10/19	8,707	9,602,012
Canadian Natural Resources Ltd.
6.25%, 03/15/38	8,979	10,564,924
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	13,357	12,154,571
5.70%, 10/15/19	5,542	6,178,674
6.75%, 11/15/39	10,645	12,699,485
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)	20,499	20,759,097
1.96%, 03/03/20 (Call 02/03/20)	15,000	15,091,140
2.36%, 12/05/22 (Call 09/05/22)[a]	35,458	34,878,056
2.43%, 06/24/20 (Call 05/24/20)	19,889	20,402,536
3.19%, 06/24/23 (Call 03/24/23)	16,235	16,813,479
4.95%, 03/03/19[a]	19,039	21,324,468
ConocoPhillips
5.75%, 02/01/19[a]	24,608	28,167,097
6.00%, 01/15/20[a]	10,988	12,900,473
6.50%, 02/01/39	39,469	52,046,870
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)[a]	18,775	18,321,612

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
2.88%, 11/15/21 (Call 09/15/21)	$12,000	$12,305,138
3.35%, 11/15/24 (Call 08/15/24)[a]	6,200	6,330,852
4.30%, 11/15/44 (Call 05/15/44)[a]	9,500	9,770,890
ConocoPhillips Holding Co.
6.95%, 04/15/29	6,893	9,280,430
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[a]	20,260	19,388,251
4.50%, 04/15/23 (Call 01/15/23)	3,497	3,515,058
5.00%, 09/15/22 (Call 03/15/17)[a]	30,674	31,144,248
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	10,150	10,238,601
3.25%, 05/15/22 (Call 02/15/22)[a]	5,981	6,043,869
4.75%, 05/15/42 (Call 11/15/41)[a]	13,658	14,177,315
5.60%, 07/15/41 (Call 01/15/41)	14,338	16,352,102
7.95%, 04/15/32	12,802	17,389,648
Devon Financing Corp. LLC
7.88%, 09/30/31[a]	11,688	15,834,149
Encana Corp.
6.50%, 08/15/34	14,085	16,195,422
6.50%, 02/01/38	5,400	6,256,335
Ensco PLC
4.70%, 03/15/21[a]	18,675	19,212,297
5.75%, 10/01/44 (Call 04/01/44)[a]	8,675	8,530,392
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	19,325	19,161,771
4.10%, 02/01/21	6,446	7,019,814
5.63%, 06/01/19	10,184	11,640,546
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)[a]	15,895	16,076,556
1.91%, 03/06/20 (Call 02/06/20)	14,000	14,086,157

Security	Principal (000s)	Value
2.40%, 03/06/22 (Call 01/06/22)	$13,000	$13,074,445
2.71%, 03/06/25 (Call 12/06/24)	21,450	21,506,133
3.18%, 03/15/24 (Call 12/15/23)	14,000	14,690,481
3.57%, 03/06/45 (Call 09/06/44)	16,500	16,358,456
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 11/15/15)	1,429	1,516,526
6.88%, 02/15/23 (Call 02/15/18)	4,623	4,981,344
Hess Corp.
5.60%, 02/15/41[a]	13,578	15,041,642
6.00%, 01/15/40	9,855	11,148,032
7.30%, 08/15/31	13,368	16,413,803
8.13%, 02/15/19	3,922	4,685,759
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	12,508	12,672,615
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	12,301	11,959,482
6.60%, 10/01/37[a]	8,450	10,142,738
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	7,220	7,326,445
4.75%, 09/15/44 (Call 03/15/44)	8,840	8,824,747
5.13%, 03/01/21	7,160	7,990,036
6.50%, 03/01/41 (Call 09/01/40)	18,173	22,116,145
Nexen Energy ULC
5.88%, 03/10/35	10,838	12,408,489
6.40%, 05/15/37	12,460	15,206,316
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	10,510	11,133,747
5.05%, 11/15/44 (Call 05/15/44)	10,560	10,942,321
5.25%, 11/15/43 (Call 05/15/43)	11,215	11,862,288

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
6.00%, 03/01/41 (Call 09/01/40)	$7,665	$8,596,878
8.25%, 03/01/19	14,302	17,146,160
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	9,806	9,702,386
3.13%, 02/15/22 (Call 11/15/21)	8,621	8,894,202
Series 1
4.10%, 02/01/21 (Call 11/01/20)	21,970	24,015,319
Petro-Canada
6.80%, 05/15/38	12,231	15,887,020
Phillips 66
4.30%, 04/01/22[a]	31,594	34,236,206
4.65%, 11/15/34 (Call 05/15/34)	12,585	13,051,904
4.88%, 11/15/44 (Call 05/15/44)[a]	9,545	9,980,347
5.88%, 05/01/42	18,690	21,834,779
Pride International Inc.
6.88%, 08/15/20[a]	12,930	14,822,435
Shell International Finance BV
1.90%, 08/10/18[a]	13,852	14,071,830
2.00%, 11/15/18[a]	8,978	9,120,450
2.25%, 01/06/23	14,642	14,274,095
2.38%, 08/21/22	10,763	10,606,649
3.40%, 08/12/23[a]	24,708	25,914,800
4.30%, 09/22/19	26,271	29,043,394
4.38%, 03/25/20	5,575	6,186,385
4.55%, 08/12/43	19,401	21,136,398
5.50%, 03/25/40	16,800	20,593,509
6.38%, 12/15/38	19,470	26,380,732
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)[a]	9,000	9,329,156
4.10%, 03/15/22 (Call 12/15/21)[a]	14,000	14,187,429
4.95%, 01/23/25 (Call 10/23/24)	11,250	11,650,555
Statoil ASA
1.95%, 11/08/18	11,905	12,062,013
2.25%, 11/08/19	5,500	5,607,931
2.45%, 01/17/23[a]	15,203	14,940,472

Security	Principal (000s)	Value
2.65%, 01/15/24	$6,049	$5,942,962
2.75%, 11/10/21	1,880	1,932,223
2.90%, 11/08/20	6,377	6,635,670
3.15%, 01/23/22	29,392	30,640,887
3.70%, 03/01/24	7,600	8,055,317
3.95%, 05/15/43	9,857	9,770,597
4.80%, 11/08/43	8,361	9,416,748
5.10%, 08/17/40	6,852	7,875,184
5.25%, 04/15/19	16,048	18,206,429
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)[a]	9,000	9,215,599
6.10%, 06/01/18	19,030	21,422,703
6.50%, 06/15/38	7,603	9,648,105
6.85%, 06/01/39	10,670	13,903,987
Total Capital Canada Ltd.
2.75%, 07/15/23[a]	13,237	13,091,433
Total Capital International SA
2.10%, 06/19/19	13,650	13,813,217
2.13%, 01/10/19[a]	9,000	9,147,060
2.70%, 01/25/23	16,959	16,831,400
2.75%, 06/19/21	3,000	3,060,015
2.88%, 02/17/22[a]	10,262	10,414,701
3.70%, 01/15/24[a]	12,250	12,930,638
3.75%, 04/10/24[a]	17,206	18,234,926
Total Capital SA
2.13%, 08/10/18	4,787	4,892,415
4.45%, 06/24/20	18,406	20,503,875
Valero Energy Corp.
6.13%, 02/01/20[a]	11,824	13,632,830
6.63%, 06/15/37	15,933	19,349,159
7.50%, 04/15/32	8,781	11,137,529
9.38%, 03/15/19	2,279	2,846,380

		1,911,862,651
OIL & GAS SERVICES — 0.88%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)[a]	1,950	2,002,687
5.13%, 09/15/40	16,432	18,504,948
7.50%, 11/15/18	11,901	14,164,249
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)[a]	12,594	12,983,249

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
4.75%, 08/01/43 (Call 02/01/43)	$11,650	$12,559,592
6.15%, 09/15/19	11,236	13,075,378
6.70%, 09/15/38	7,395	9,628,938
7.45%, 09/15/39	13,270	18,469,887
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	17,203	16,815,501
3.95%, 12/01/42 (Call 06/01/42)[a]	11,084	10,125,427
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	25,422	26,913,036
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)[a]	11,095	10,674,355
5.13%, 09/15/20	13,869	13,973,794
9.63%, 03/01/19[a]	14,054	16,323,855

		196,214,896
PHARMACEUTICALS — 5.76%
Abbott Laboratories
2.00%, 03/15/20	5,550	5,569,999
2.55%, 03/15/22[a]	8,150	8,155,714
2.95%, 03/15/25 (Call 12/15/24)	15,000	15,047,275
5.13%, 04/01/19	10,821	12,154,674
AbbVie Inc.
2.00%, 11/06/18[a]	5,386	5,403,490
2.90%, 11/06/22	36,814	36,417,141
4.40%, 11/06/42	32,337	31,823,569
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	40,895	41,605,890
3.45%, 03/15/22 (Call 01/15/22)	30,615	31,100,303
3.80%, 03/15/25 (Call 12/15/24)[a]	41,440	41,867,715
3.85%, 06/15/24 (Call 03/15/24)[a]	10,000	10,179,146
4.55%, 03/15/35 (Call 09/15/34)	22,635	22,695,739
4.75%, 03/15/45 (Call 09/15/44)	25,290	25,543,843

Security	Principal (000s)	Value
4.85%, 06/15/44 (Call 12/15/43)	$14,585	$14,842,357
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	30,573	30,382,515
4.63%, 10/01/42 (Call 04/01/42)	16,219	15,939,824
AstraZeneca PLC
1.95%, 09/18/19[a]	6,138	6,187,983
4.00%, 09/18/42[a]	10,900	10,855,315
6.45%, 09/15/37	32,291	43,192,332
Bristol-Myers Squibb Co.
2.00%, 08/01/22[a]	9,509	9,171,812
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)[a]	6,330	6,277,581
3.70%, 03/01/45 (Call 09/01/44)[a]	10,140	9,725,290
5.55%, 03/15/37	9,739	11,873,666
Express Scripts Holding Co.
2.25%, 06/15/19	11,806	11,816,073
3.50%, 06/15/24 (Call 03/15/24)	7,537	7,664,901
3.90%, 02/15/22	17,577	18,571,948
4.75%, 11/15/21	21,685	24,133,429
Forest Laboratories Inc.
4.38%, 02/01/19[c]	3,500	3,737,563
4.88%, 02/15/21[c]	8,650	9,478,800
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	20,335	20,318,917
5.65%, 05/15/18	29,814	33,563,432
6.38%, 05/15/38	29,731	38,949,727
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	20,419	20,657,476
Johnson & Johnson
3.38%, 12/05/23[a]	8,011	8,540,933
4.38%, 12/05/33 (Call 06/05/33)[a]	9,000	10,069,310
5.15%, 07/15/18	12,957	14,555,636
5.95%, 08/15/37	12,830	17,185,002
McKesson Corp.
2.28%, 03/15/19	11,862	11,968,782
3.80%, 03/15/24 (Call 12/15/23)	9,281	9,705,457

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
4.88%, 03/15/44 (Call 09/15/43)[a]	$11,429	$12,712,999
Merck & Co. Inc.
1.30%, 05/18/18	18,018	18,033,332
1.85%, 02/10/20[a]	13,185	13,225,117
2.35%, 02/10/22	6,385	6,351,954
2.40%, 09/15/22 (Call 06/15/22)	19,181	18,979,855
2.75%, 02/10/25 (Call 11/10/24)[a]	26,340	26,098,802
2.80%, 05/18/23[a]	19,067	19,301,196
3.70%, 02/10/45 (Call 08/10/44)	17,755	17,049,219
3.88%, 01/15/21 (Call 10/15/20)[a]	24,805	26,967,433
4.15%, 05/18/43[a]	15,850	16,374,813
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	15,536	17,521,352
Novartis Capital Corp.
2.40%, 09/21/22[a]	26,234	26,093,743
3.40%, 05/06/24[a]	26,725	28,160,854
4.40%, 04/24/20	2,182	2,444,533
4.40%, 05/06/44	21,733	23,980,638
Novartis Securities Investment Ltd.
5.13%, 02/10/19	25,392	28,513,931
Perrigo Finance PLC
3.90%, 12/15/24 (Call 09/15/24)[a]	3,721	3,810,489
Pfizer Inc.
1.50%, 06/15/18	3,295	3,315,132
2.10%, 05/15/19[a]	24,820	25,206,569
3.00%, 06/15/23[a]	7,060	7,158,724
3.40%, 05/15/24[a]	17,025	17,644,793
4.30%, 06/15/43	8,091	8,327,285
4.40%, 05/15/44[a]	3,460	3,637,596
6.20%, 03/15/19	44,426	51,705,502
7.20%, 03/15/39	28,121	40,059,416
Sanofi
1.25%, 04/10/18	7,190	7,199,894
4.00%, 03/29/21[a]	28,593	31,227,016
Wyeth LLC
5.95%, 04/01/37	22,132	27,433,468
6.50%, 02/01/34[a]	7,444	9,766,713

Security	Principal (000s)	Value
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[a]	$22,460	$22,230,326
4.70%, 02/01/43 (Call 08/01/42)[a]	11,725	11,798,416

		1,279,261,669
PIPELINES — 2.94%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)[a]	11,344	11,202,360
4.05%, 03/15/25 (Call 12/15/24)	5,000	4,990,703
4.65%, 06/01/21 (Call 03/01/21)	16,463	17,571,516
5.15%, 03/15/45 (Call 09/15/44)	16,000	15,490,173
5.20%, 02/01/22 (Call 11/01/21)	23,675	25,792,800
6.50%, 02/01/42 (Call 08/01/41)	3,610	4,057,563
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	21,500	21,755,543
3.35%, 03/15/23 (Call 12/15/22)	14,147	14,267,606
3.75%, 02/15/25 (Call 11/15/24)	20,925	21,352,904
3.90%, 02/15/24 (Call 11/15/23)	4,945	5,113,416
4.45%, 02/15/43 (Call 08/15/42)	7,663	7,391,446
4.85%, 08/15/42 (Call 02/15/42)	8,620	8,853,361
4.85%, 03/15/44 (Call 09/15/43)[a]	17,090	17,514,833
5.10%, 02/15/45 (Call 08/15/44)	15,820	16,821,278
5.20%, 09/01/20[a]	11,573	13,054,594
5.95%, 02/01/41	7,210	8,372,044
Kinder Morgan Energy Partners LP
2.65%, 02/01/19[a]	13,792	13,866,227

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
3.50%, 03/01/21 (Call 01/01/21)[a]	$7,451	$7,530,753
3.95%, 09/01/22 (Call 06/01/22)	18,598	18,867,537
5.50%, 03/01/44 (Call 09/01/43)[a]	10,050	9,977,297
6.95%, 01/15/38	16,269	18,399,865
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	12,500	12,623,973
4.30%, 06/01/25 (Call 03/01/25)	24,000	24,319,742
5.05%, 02/15/46 (Call 08/15/45)	4,500	4,190,898
5.30%, 12/01/34 (Call 06/01/34)	25,679	25,478,665
5.55%, 06/01/45 (Call 12/01/44)[a]	9,750	9,687,039
7.75%, 01/15/32	7,100	8,422,659
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	13,301	12,768,102
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	6,000	6,018,944
3.65%, 06/01/22 (Call 03/01/22)	10,711	11,004,271
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	10,838	11,932,070
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	6,660	6,714,548
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	8,452	8,227,524
3.80%, 10/01/20	3,742	4,006,222
4.63%, 03/01/34 (Call 12/01/33)[a]	15,200	16,048,184
6.10%, 06/01/40	9,200	11,296,951
6.20%, 10/15/37	9,590	11,652,044
6.50%, 08/15/18	8,737	10,003,129

Security	Principal (000s)	Value
7.13%, 01/15/19	$8,197	$9,634,180
7.63%, 01/15/39	16,740	23,925,171
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	7,000	6,639,446
4.55%, 06/24/24 (Call 03/24/24)[a]	21,270	20,915,076
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)[a]	17,585	17,169,887
3.60%, 03/15/22 (Call 01/15/22)	7,600	7,609,815
3.90%, 01/15/25 (Call 10/15/24)[a]	9,050	8,912,530
4.00%, 09/15/25 (Call 06/15/25)[a]	12,075	11,877,808
4.30%, 03/04/24 (Call 12/04/23)	6,670	6,769,958
5.10%, 09/15/45 (Call 03/15/45)	15,000	14,150,861
5.25%, 03/15/20[a]	16,468	18,235,181
6.30%, 04/15/40	15,408	16,612,359
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	5,000	5,072,850
4.88%, 03/15/24 (Call 03/15/19)[a]	7,725	7,840,875

		652,004,781
REAL ESTATE INVESTMENT TRUSTS — 0.89%
American Tower Corp.
3.40%, 02/15/19	3,909	4,039,132
3.50%, 01/31/23	14,356	14,112,782
4.70%, 03/15/22	2,100	2,233,481
5.00%, 02/15/24	9,810	10,606,417
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	11,820	12,624,474
3.85%, 02/01/23 (Call 11/01/22)	15,583	16,368,294
4.13%, 05/15/21 (Call 02/15/21)[a]	4,226	4,570,986

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)[a]	$9,000	$9,325,664
4.63%, 12/15/21 (Call 09/15/21)	13,185	14,675,787
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	5,876	5,894,936
3.88%, 08/15/24 (Call 05/15/24)	7,700	7,793,497
4.25%, 11/15/23 (Call 08/15/23)	15,375	16,023,487
5.38%, 02/01/21 (Call 11/03/20)	15,350	17,219,185
Simon Property Group LP
3.38%, 10/01/24 (Call 07/01/24)[a]	14,954	15,278,642
4.38%, 03/01/21 (Call 12/01/20)	17,609	19,448,193
5.65%, 02/01/20 (Call 11/01/19)[a]	4,395	5,075,843
6.13%, 05/30/18	7,499	8,512,859
Weyerhaeuser Co.
7.38%, 03/15/32	10,984	14,483,528

		198,287,187
RETAIL — 3.91%
Costco Wholesale Corp.
1.70%, 12/15/19	13,678	13,624,939
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	13,472	13,759,602
2.25%, 08/12/19 (Call 07/12/19)	5,000	5,072,902
2.75%, 12/01/22 (Call 09/01/22)	4,000	3,998,050
4.00%, 12/05/23 (Call 09/05/23)	22,238	23,857,029
5.30%, 12/05/43 (Call 06/05/43)[a]	11,500	13,649,213
6.13%, 09/15/39	4,045	5,191,865
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	16,806	17,084,785

Security	Principal (000s)	Value
2.25%, 09/10/18 (Call 08/10/18)[a]	$13,201	$13,612,954
2.70%, 04/01/23 (Call 01/01/23)[a]	11,343	11,440,126
3.75%, 02/15/24 (Call 11/15/23)[a]	13,604	14,665,419
4.20%, 04/01/43 (Call 10/01/42)	12,680	13,296,865
4.40%, 04/01/21 (Call 01/01/21)[a]	6,868	7,726,824
4.40%, 03/15/45 (Call 09/15/44)	11,765	12,744,464
4.88%, 02/15/44 (Call 08/15/43)	15,672	18,021,263
5.88%, 12/16/36	34,922	44,948,096
5.95%, 04/01/41 (Call 10/01/40)	4,310	5,584,897
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	18,555	19,268,939
4.65%, 04/15/42 (Call 10/15/41)	3,160	3,492,916
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	7,240	7,178,268
McDonald’s Corp.
2.63%, 01/15/22	11,243	11,333,493
6.30%, 10/15/37	6,301	7,999,668
6.30%, 03/01/38	9,628	12,262,969
Target Corp.
2.30%, 06/26/19[a]	7,544	7,692,971
2.90%, 01/15/22[a]	11,955	12,295,462
3.50%, 07/01/24	20,900	21,985,454
3.88%, 07/15/20	6,671	7,284,987
4.00%, 07/01/42[a]	22,750	23,153,492
6.50%, 10/15/37[a]	14,364	19,376,276
7.00%, 01/15/38	3,295	4,656,858
Wal-Mart Stores Inc.
1.13%, 04/11/18	16,488	16,501,706
1.95%, 12/15/18[a]	10,217	10,449,067
2.55%, 04/11/23 (Call 01/11/23)	23,771	23,784,093
3.25%, 10/25/20	6,683	7,132,119

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
3.30%, 04/22/24 (Call 01/22/24)[a]	$22,310	$23,435,700
3.63%, 07/08/20[a]	17,129	18,604,761
4.00%, 04/11/43 (Call 10/11/42)	15,915	16,207,728
4.25%, 04/15/21[a]	26,269	29,447,969
4.30%, 04/22/44 (Call 10/22/43)[a]	11,410	12,147,423
4.75%, 10/02/43 (Call 04/02/43)	16,999	19,316,518
4.88%, 07/08/40	7,434	8,446,401
5.00%, 10/25/40	1,771	2,053,004
5.25%, 09/01/35	26,076	31,490,066
5.63%, 04/01/40	22,169	27,527,376
5.63%, 04/15/41	25,654	32,113,562
5.88%, 04/05/27	3,829	4,919,791
6.20%, 04/15/38	15,237	20,110,876
6.50%, 08/15/37	40,730	55,368,594
7.55%, 02/15/30	5,119	7,540,615
Walgreen Co.
3.10%, 09/15/22[a]	15,734	15,794,845
5.25%, 01/15/19	10,988	12,261,185
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	11,500	11,735,991
3.30%, 11/18/21 (Call 09/18/21)	26,000	26,635,762
3.80%, 11/18/24 (Call 08/18/24)	16,925	17,390,642
4.80%, 11/18/44 (Call 05/18/44)[a]	21,570	22,415,177

		869,092,017
SEMICONDUCTORS — 0.36%
Intel Corp.
2.70%, 12/15/22[a]	13,424	13,438,282
3.30%, 10/01/21	20,126	21,231,519
4.00%, 12/15/32[a]	8,125	8,178,769
4.25%, 12/15/42	9,325	9,313,054
4.80%, 10/01/41	20,579	22,158,022
Texas Instruments Inc.
1.65%, 08/03/19[a]	6,519	6,480,589

		80,800,235

Security	Principal (000s)	Value
SOFTWARE — 2.43%
Microsoft Corp.
1.63%, 12/06/18[a]	$7,221	$7,302,398
1.85%, 02/12/20 (Call 01/12/20)[a]	23,200	23,342,132
2.13%, 11/15/22[a]	12,827	12,467,871
2.38%, 02/12/22 (Call 01/12/22)	15,120	15,054,208
2.38%, 05/01/23 (Call 02/01/23)[a]	11,957	11,821,372
2.70%, 02/12/25 (Call 11/12/24)	28,180	27,737,416
3.00%, 10/01/20[a]	12,557	13,247,250
3.50%, 02/12/35 (Call 08/12/34)[a]	14,935	14,194,149
3.50%, 11/15/42	15,384	14,033,572
3.63%, 12/15/23 (Call 09/15/23)[a]	20,461	21,993,756
3.75%, 02/12/45 (Call 08/12/44)	17,860	16,807,950
4.00%, 02/12/55 (Call 08/12/54)	33,755	31,523,430
4.20%, 06/01/19	8,933	9,853,746
4.50%, 10/01/40[a]	9,600	10,201,303
5.20%, 06/01/39[a]	5,319	6,225,949
5.30%, 02/08/41	10,573	12,502,473
Oracle Corp.
2.25%, 10/08/19	45,290	45,943,748
2.38%, 01/15/19[a]	2,998	3,068,229
2.50%, 05/15/22	2,000	1,989,635
2.50%, 10/15/22[a]	16,559	16,348,986
2.80%, 07/08/21	16,102	16,486,139
2.95%, 05/15/25	2,000	1,983,611
3.40%, 07/08/24 (Call 04/08/24)[a]	32,996	34,050,971
3.63%, 07/15/23	11,388	12,022,408
3.88%, 07/15/20	3,874	4,206,663
3.90%, 05/15/35	4,000	3,941,909
4.13%, 05/15/45	3,000	2,958,715
4.30%, 07/08/34 (Call 01/08/34)	33,105	34,197,647
4.38%, 05/15/55	2,000	1,955,206

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
4.50%, 07/08/44 (Call 01/08/44)[a]	$18,887	$19,562,392
5.00%, 07/08/19	21,966	24,662,193
5.38%, 07/15/40	12,550	14,473,453
5.75%, 04/15/18	23,410	26,309,837
6.13%, 07/08/39	16,310	20,405,480
6.50%, 04/15/38	4,539	5,891,145

		538,767,342
TELECOMMUNICATIONS — 7.67%
AT&T Corp.
8.00%, 11/15/31	11,544	16,127,773
AT&T Inc.
2.30%, 03/11/19[a]	10,015	10,083,956
2.38%, 11/27/18[a]	19,116	19,404,822
2.45%, 06/30/20 (Call 05/30/20)	1,760	1,760,862
2.63%, 12/01/22 (Call 09/01/22)[a]	10,637	10,254,323
3.00%, 02/15/22[a]	22,065	21,972,726
3.00%, 06/30/22 (Call 04/30/22)	4,960	4,934,136
3.40%, 05/15/25 (Call 02/15/25)	10,000	9,903,094
3.88%, 08/15/21	9,953	10,521,567
3.90%, 03/11/24 (Call 12/11/23)[a]	16,025	16,697,327
4.30%, 12/15/42 (Call 06/15/42)	3,840	3,500,124
4.35%, 06/15/45 (Call 12/15/44)	38,329	35,134,167
4.45%, 05/15/21	23,195	25,213,107
4.50%, 05/15/35 (Call 11/15/34)	6,210	6,100,424
4.75%, 05/15/46 (Call 11/15/45)	6,785	6,659,457
4.80%, 06/15/44 (Call 12/15/43)	25,025	24,749,310
5.35%, 09/01/40	39,490	41,598,095
5.55%, 08/15/41[a]	29,397	31,590,099
5.60%, 05/15/18	11,616	12,890,513
5.80%, 02/15/19	20,850	23,538,989
6.30%, 01/15/38	18,040	21,177,300
6.50%, 09/01/37	17,800	21,296,968
6.55%, 02/15/39[a]	17,500	20,985,689

Security	Principal (000s)	Value
British Telecommunications PLC
2.35%, 02/14/19	$19,420	$19,725,323
9.63%, 12/15/30	23,393	37,594,212
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	3,707	3,728,838
Cisco Systems Inc.
2.13%, 03/01/19	16,035	16,310,504
3.63%, 03/04/24[a]	12,950	13,727,622
4.45%, 01/15/20	25,847	28,730,155
4.95%, 02/15/19	17,763	19,885,595
5.50%, 01/15/40	26,356	31,138,739
5.90%, 02/15/39	23,000	28,267,087
Deutsche Telekom International Finance BV
6.00%, 07/08/19	7,461	8,633,701
6.75%, 08/20/18	7,082	8,208,121
8.75%, 06/15/30	37,744	56,359,186
GTE Corp.
6.94%, 04/15/28	1,374	1,712,240
New Cingular Wireless Services Inc.
8.75%, 03/01/31	7,201	10,496,600
Orange SA
2.75%, 02/06/19	23,719	24,447,802
4.13%, 09/14/21[a]	12,524	13,645,370
5.38%, 07/08/19	6,051	6,838,118
5.38%, 01/13/42[a]	12,277	13,765,871
5.50%, 02/06/44 (Call 08/06/43)[a]	11,722	13,427,794
9.00%, 03/01/31	22,728	34,167,634
Qwest Corp.
6.75%, 12/01/21	18,852	21,491,280
6.88%, 09/15/33 (Call 06/01/15)[a]	6,680	6,713,400
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	8,229	8,676,178
5.00%, 03/15/44 (Call 09/15/43)	7,105	7,540,461
6.80%, 08/15/18	16,365	18,928,937
Telefonica Emisiones SAU
3.19%, 04/27/18	6,352	6,596,146
4.57%, 04/27/23[a]	11,350	12,374,784

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
5.13%, 04/27/20[a]	$17,589	$19,649,741
5.46%, 02/16/21	10,176	11,543,400
5.88%, 07/15/19[a]	12,111	13,884,450
7.05%, 06/20/36[a]	25,185	33,321,790
Telefonica Europe BV
8.25%, 09/15/30	11,478	16,256,811
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	13,806	13,238,426
2.63%, 02/21/20	3,000	3,040,560
3.00%, 11/01/21 (Call 09/01/21)	10,379	10,518,607
3.45%, 03/15/21	11,000	11,451,156
3.50%, 11/01/21[a]	17,912	18,668,968
3.50%, 11/01/24 (Call 08/01/24)[a]	15,100	15,301,873
3.65%, 09/14/18	12,372	13,130,719
3.85%, 11/01/42 (Call 05/01/42)	9,700	8,501,587
4.15%, 03/15/24 (Call 12/15/23)	6,837	7,248,556
4.27%, 01/15/36[c]	3,000	2,871,401
4.40%, 11/01/34 (Call 05/01/34)	23,144	22,608,446
4.50%, 09/15/20	30,416	33,296,998
4.52%, 09/15/48[c]	19,500	18,478,514
4.60%, 04/01/21	9,349	10,305,015
4.67%, 03/15/55[c]	14,500	13,538,820
4.75%, 11/01/41	10,300	10,251,724
4.86%, 08/21/46	21,500	21,612,280
5.01%, 08/21/54	29,750	29,498,729
5.05%, 03/15/34 (Call 12/15/33)	15,352	16,223,020
5.15%, 09/15/23	75,425	85,318,912
5.85%, 09/15/35	11,875	13,664,700
6.00%, 04/01/41	5,393	6,284,694
6.10%, 04/15/18	936	1,053,438
6.25%, 04/01/37	4,982	5,903,923
6.35%, 04/01/19	12,335	14,246,430
6.40%, 09/15/33[a]	50,541	61,333,611
6.40%, 02/15/38	13,012	15,793,433
6.55%, 09/15/43[a]	98,106	122,316,746
6.90%, 04/15/38	7,595	9,679,279

Security	Principal (000s)	Value
7.35%, 04/01/39	$2,415	$3,211,374
7.75%, 12/01/30	20,815	28,731,423
Vodafone Group PLC
2.50%, 09/26/22[a]	13,319	12,788,871
2.95%, 02/19/23	19,560	19,078,783
4.38%, 02/19/43[a]	27,543	26,422,741
5.45%, 06/10/19	13,650	15,438,805
6.15%, 02/27/37[a]	12,486	14,956,027
7.88%, 02/15/30	2,500	3,386,960

		1,703,278,267
TRANSPORTATION — 0.84%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)[a]	5,000	4,976,275
3.85%, 09/01/23 (Call 06/01/23)[a]	5,200	5,561,408
4.15%, 04/01/45 (Call 10/01/44)	5,595	5,584,955
4.45%, 03/15/43 (Call 09/15/42)	4,981	5,150,974
4.55%, 09/01/44 (Call 03/01/44)	13,125	13,803,190
4.70%, 10/01/19	9,268	10,326,296
4.90%, 04/01/44 (Call 10/01/43)	17,895	19,808,264
5.75%, 05/01/40 (Call 11/01/39)	4,547	5,562,021
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	8,250	8,223,601
FedEx Corp.
4.00%, 01/15/24[a]	13,151	14,030,507
5.10%, 01/15/44	10,730	11,846,787
8.00%, 01/15/19[a]	1,765	2,135,822
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	10,791	11,960,459
United Parcel Service Inc.
2.45%, 10/01/22[a]	5,070	5,065,561
3.13%, 01/15/21[a]	21,264	22,484,073

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
5.13%, 04/01/19	$17,184	$19,445,031
6.20%, 01/15/38	14,737	19,568,229

		185,533,453

TOTAL CORPORATE BONDS & NOTES
(Cost: $21,417,726,662)		21,825,935,580

SHORT-TERM INVESTMENTS — 8.46%

MONEY MARKET FUNDS — 8.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,d,e]	1,405,764	$1,405,763,753
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,d,e]	201,754	201,754,461
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	271,487	271,487,387

		1,879,005,601

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,879,005,601)		1,879,005,601

TOTAL INVESTMENTS IN SECURITIES — 106.71%
(Cost: $23,296,732,263)		23,704,941,181
Other Assets, Less Liabilities — (6.71)%		(1,491,292,443)

NET ASSETS — 100.00%		$22,213,648,738

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (Unaudited)

iSHARES® TRUST

April 30, 2015

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$16,375,305,811	$21,301,699,310
Affiliated	2,848,411,714	1,995,032,953

Total cost of investments	$19,223,717,525	$23,296,732,263

Investments in securities, at fair value (including securities on loana)
Unaffiliated	$16,143,165,882	$21,708,186,957
Affiliated	2,848,411,714	1,996,754,224

Total fair value of investments	18,991,577,596	23,704,941,181
Cash	77,396,941	—
Receivables:
Investment securities sold	14,895,112	105,222,988
Due from custodian	—	3,585,038
Interest	265,790,389	224,532,610
Capital shares sold	—	99,338

Total Assets	19,349,660,038	24,038,381,155

LIABILITIES
Payables:
Investment securities purchased	93,562,723	212,391,260
Collateral for securities on loan	2,744,450,658	1,607,518,214
Capital shares redeemed	7,215,374	2,077,971
Securities related to in-kind transactions	3,325,288	—
Investment advisory fees	7,041,088	2,744,972

Total Liabilities	2,855,595,131	1,824,732,417

NET ASSETS	$16,494,064,907	$22,213,648,738

Net assets consist of:
Paid-in capital	$16,721,093,663	$21,674,720,836
Undistributed net investment income	71,475,436	59,152,703
Undistributed net realized gain (accumulated net realized loss)	(66,364,263)	71,566,281
Net unrealized appreciation (depreciation)	(232,139,929)	408,208,918

NET ASSETS	$16,494,064,907	$22,213,648,738

Shares outstanding[b]	181,200,000	185,400,000

Net asset value per share	$91.03	$119.81

[a]	Securities on loan with values of $2,635,679,656 and $1,568,558,883, respectively.
[b]	No par value, unlimited number of shares authorized.

FINANCIAL STATEMENTS	79

Selected Audited Financial Statements

February 28, 2015

iShares Trust

iShares iBoxx $ High Yield Corporate Bond ETF  |  HYG  |  NYSE Arca

iShares iBoxx $ Investment Grade Corporate Bond ETF  |  LQD  |  NYSE Arca

Schedule of Investments

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.71%

ADVERTISING — 0.41%
Affinion Group Inc.
7.88%, 12/15/18 (Call 03/30/15)[a]	$8,200	$5,453,000
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a,b]	12,750	13,324,029
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[a]	9,909	10,107,180
5.38%, 01/15/24 (Call 01/15/19)[a]	10,425	11,050,500
5.88%, 02/01/22 (Call 02/01/17)	9,500	10,070,000
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)[a]	8,575	9,003,750
5.63%, 02/15/24 (Call 02/15/19)	6,250	6,640,625
5.88%, 03/15/25 (Call 09/15/19)[a]	8,200	8,733,000

		74,382,084
AEROSPACE & DEFENSE — 0.60%
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[b]	24,740	25,234,800
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a,b]	8,650	9,644,750
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)	9,650	9,529,375
6.00%, 07/15/22 (Call 07/15/17)[a]	24,330	24,634,125
6.50%, 07/15/24 (Call 07/15/19)	25,370	25,940,825
7.50%, 07/15/21 (Call 07/15/16)[a]	11,850	12,649,875

		107,633,750

Security	Principal (000s)	Value
AIRLINES — 0.32%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[b]	$7,075	$7,490,656
7.75%, 04/15/21[a,b]	7,980	8,478,750
American Airlines Group Inc.
4.63%, 03/01/20	2,165	2,165,000
5.50%, 10/01/19[b]	18,690	19,531,050
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	9,100	9,600,500
U.S. Airways Group Inc.
6.13%, 06/01/18[a]	9,918	10,525,478

		57,791,434
APPAREL — 0.23%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)[a]	19,780	21,065,700
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)[a]	10,650	11,768,250
7.63%, 05/15/20 (Call 05/15/15)[a]	8,000	8,400,000

		41,233,950
AUTO MANUFACTURERS — 1.52%
FCA U.S. LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)	56,800	60,000,680
8.25%, 06/15/21 (Call 06/15/16)	63,157	70,774,997
General Motors Co.
3.50%, 10/02/18	28,800	29,700,000
4.00%, 04/01/25	11,250	11,503,125
4.88%, 10/02/23	28,600	31,069,610
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18[a,b]	14,100	14,628,750
4.25%, 11/15/19[b]	9,475	9,806,625
5.63%, 02/01/23 (Call 02/01/18)[a,b]	10,450	11,215,463
8.13%, 05/15/21 (Call 05/15/16)[a,b]	7,375	8,149,375

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Navistar International Corp.
8.25%, 11/01/21 (Call 03/30/15)[a]	$26,254	$26,450,905

		273,299,530
AUTO PARTS & EQUIPMENT — 0.87%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)	7,881	8,432,670
6.63%, 10/15/22 (Call 10/15/17)[a]	10,625	11,567,969
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)	7,750	8,098,750
5.50%, 12/15/24 (Call 12/15/19)[a]	9,550	9,836,500
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)[a]	16,805	18,065,375
7.00%, 05/15/22 (Call 05/15/17)[a]	15,845	17,469,112
8.25%, 08/15/20 (Call 08/15/15)[a]	15,845	16,855,119
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a]	10,758	10,973,160
5.25%, 01/15/25 (Call 01/15/20)	12,555	12,837,487
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[a,b]	12,900	13,061,250
4.75%, 05/15/21 (Call 05/15/16)[a,b]	18,550	19,060,125
7.75%, 02/15/17[b]	10,170	11,238,664

		157,496,181
BANKS — 2.99%
BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[a,c]	11,261	11,641,059

Security	Principal (000s)	Value
BPCE SA
12.50%, 08/29/49 (Call 09/30/19)[a,b,c]	$7,400	$9,990,000
CIT Group Inc.
3.88%, 02/19/19	23,000	23,230,000
4.25%, 08/15/17[a]	36,600	37,515,000
5.00%, 05/15/17	24,296	25,237,470
5.00%, 08/15/22[a]	26,650	28,448,875
5.00%, 08/01/23[a]	16,160	17,048,800
5.25%, 03/15/18[a]	33,426	35,264,430
5.38%, 05/15/20[a]	14,200	15,300,500
5.50%, 02/15/19[a,b]	36,780	39,292,468
6.63%, 04/01/18[b]	13,200	14,388,000
Commerzbank AG
8.13%, 09/19/23[b]	21,450	25,849,180
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,c]	17,745	18,756,465
8.38%, 10/29/49 (Call 10/13/19)[b,c]	20,560	24,415,000
Fifth Third Bancorp
5.10%, 12/29/49 (Call 06/30/23)[a,c]	12,700	12,049,125
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[a]	46,720	49,476,120
6.00%, 12/19/23[a]	42,421	47,427,191
6.10%, 06/10/23	22,447	25,105,674
6.13%, 12/15/22[a]	45,025	50,709,564
Royal Bank of Scotland NV
4.65%, 06/04/18	10,250	10,791,713
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[b,c]	15,865	16,499,600

		538,436,234
BEVERAGES — 0.69%
Constellation Brands Inc.
3.75%, 05/01/21	9,600	9,780,000
3.88%, 11/15/19	8,625	8,959,219
4.25%, 05/01/23	24,875	25,870,000
4.75%, 11/15/24[a]	9,400	10,034,500
6.00%, 05/01/22[a]	13,750	15,778,125
7.25%, 09/01/16	14,250	15,354,375
7.25%, 05/15/17	14,124	15,659,985

82	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)[b]	$12,775	$11,816,875
6.75%, 01/01/20 (Call 01/01/17)[b]	11,305	11,305,000

		124,558,079
BUILDING MATERIALS — 0.76%
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[a,b]	23,510	24,215,300
6.75%, 05/01/21 (Call 05/01/16)[a,b]	20,100	21,532,125
Lafarge SA
6.20%, 07/09/15[b]	775	788,897
6.50%, 07/15/16	11,600	12,305,318
Masco Corp.
5.95%, 03/15/22	8,877	9,986,625
6.13%, 10/03/16[a]	14,953	15,962,327
7.13%, 03/15/20[a]	9,845	11,518,650
USG Corp.
6.30%, 11/15/16[a]	8,569	9,018,873
9.75%, 01/15/18	10,798	12,444,695
Vulcan Materials Co.
7.00%, 06/15/18	6,400	7,168,000
7.50%, 06/15/21	10,700	12,840,000

		137,780,810
CHEMICALS — 1.52%
Ashland Inc.
3.00%, 03/15/16 (Call 02/15/16)[a]	9,750	9,823,125
3.88%, 04/15/18 (Call 03/15/18)	15,350	15,906,438
4.75%, 08/15/22 (Call 05/15/22)[a]	22,650	23,272,875
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[a]	8,830	8,984,525
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[a]	13,925	14,133,875
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)	35,350	33,449,937

Security	Principal (000s)	Value
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 03/30/15)[a]	$20,700	$17,439,750
9.00%, 11/15/20 (Call 11/15/15)[a]	10,100	6,363,000
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[a]	13,025	13,415,750
5.13%, 11/15/22 (Call 08/15/22)[b]	7,900	8,077,750
8.63%, 03/15/21 (Call 09/15/15)[a]	9,110	9,770,475
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a,b]	19,910	21,154,375
8.38%, 02/15/19 (Call 03/30/15)[a,b]	16,950	18,072,937
INEOS Group Holdings SA
5.88%, 02/15/19 (Call 02/15/16)[a,b]	12,575	12,700,750
6.13%, 08/15/18 (Call 05/15/15)[a,b]	12,825	13,017,375
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a,b]	10,095	10,637,606
5.25%, 08/01/23 (Call 08/01/18)[b]	5,450	5,763,375
PSPC Escrow Corp.
6.50%, 02/01/22 (Call 02/01/18)[b]	5,375	5,670,625
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	13,050	13,562,213
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	12,950	13,403,250

		274,620,006
COAL — 0.94%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 03/30/15)[a]	10,815	3,271,538

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.25%, 06/01/21 (Call 06/01/16)[a]	$11,790	$3,242,250
7.50%, 08/01/20 (Call 08/01/16)[a,b]	9,075	4,038,375
9.75%, 04/15/18[a]	7,871	3,227,110
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[a]	15,450	4,596,375
7.25%, 10/01/20 (Call 10/01/15)[a]	7,380	2,509,200
7.25%, 06/15/21 (Call 06/15/16)[a]	15,500	4,456,250
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	37,560	35,982,480
8.25%, 04/01/20 (Call 04/01/15)[a]	23,410	24,374,740
Peabody Energy Corp.
6.00%, 11/15/18[a]	30,790	28,095,875
6.25%, 11/15/21[a]	27,478	22,806,740
6.50%, 09/15/20[a]	12,595	10,705,750
7.38%, 11/01/16	11,946	12,513,435
Walter Energy Inc.
8.50%, 04/15/21 (Call 04/15/17)[a]	5,850	672,750
9.50%, 10/15/19 (Call 10/15/16)[a,b]	11,925	7,930,125
9.88%, 12/15/20 (Call 12/15/16)[a]	7,650	937,125

		169,360,118
COMMERCIAL SERVICES — 3.29%
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[a,b]	12,750	13,116,562
ADT Corp. (The)
2.25%, 07/15/17[a]	14,573	14,409,054
3.50%, 07/15/22[a]	18,650	17,018,125
4.13%, 04/15/19[a]	9,625	9,769,375
4.13%, 06/15/23[a]	15,575	14,815,719
6.25%, 10/15/21[a]	23,950	25,793,879
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)[a]	19,800	19,948,500

Security	Principal (000s)	Value
8.75%, 12/01/20 (Call 12/01/15)[a]	$19,821	$18,433,530
Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[a,b]	10,535	11,114,425
6.50%, 07/15/22 (Call 07/15/17)[b]	17,600	19,096,000
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	8,465	8,676,625
5.50%, 04/01/23 (Call 04/01/18)[a]	11,200	11,732,000
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	12,080	11,385,400
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	17,900	17,094,500
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[b]	16,480	15,985,600
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)	15,300	15,797,250
6.25%, 10/15/22 (Call 10/15/17)[a]	10,000	10,375,000
6.75%, 04/15/19 (Call 04/15/15)[a]	29,325	30,351,375
7.38%, 01/15/21 (Call 01/15/16)[a]	11,033	11,612,233
7.50%, 10/15/18 (Call 03/30/15)[a]	11,200	11,592,000
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	21,517	21,839,755
6.00%, 08/15/23 (Call 08/15/18)	14,700	15,545,250
7.75%, 10/01/19 (Call 10/01/15)	7,030	7,495,738
8.38%, 08/15/21 (Call 03/30/15)	1,739	1,813,777

84	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Jaguar Holding Co. II/Jaguar Merger Sub Inc.
9.50%, 12/01/19 (Call 03/30/15)[a,b]	$11,061	$11,904,401
Laureate Education Inc.
10.00%, 09/01/19 (Call 09/01/15)[a,b]	28,200	27,213,000
RR Donnelley & Sons Co.
6.00%, 04/01/24	7,275	7,529,625
7.00%, 02/15/22[a]	6,850	7,535,000
7.88%, 03/15/21[a]	10,575	12,029,062
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	9,550	10,099,125
5.38%, 05/15/24 (Call 05/15/19)[a]	11,675	12,375,500
ServiceMaster Co. LLC (The)
7.00%, 08/15/20 (Call 08/15/15)[a]	8,806	9,334,360
8.00%, 02/15/20 (Call 03/30/15)	215	227,363
United Rentals North America Inc.
5.75%, 07/15/18 (Call 07/15/15)	16,300	16,952,000
5.75%, 11/15/24 (Call 05/15/19)	22,225	23,336,250
6.13%, 06/15/23 (Call 12/15/17)[a]	19,614	20,986,980
7.38%, 05/15/20 (Call 05/15/16)[a]	17,100	18,553,500
7.63%, 04/15/22 (Call 04/15/17)	26,200	28,983,750
8.25%, 02/01/21 (Call 02/01/16)	15,895	17,246,075
8.38%, 09/15/20 (Call 09/15/15)[a]	13,080	14,011,950

		593,129,613
COMPUTERS — 0.67%
Dell Inc.
3.10%, 04/01/16[a]	2,150	2,174,188
4.63%, 04/01/21[a]	8,210	8,312,625
5.65%, 04/15/18[a]	9,209	9,945,720
5.88%, 06/15/19[a]	12,450	13,570,500

Security	Principal (000s)	Value
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)[a]	$12,550	$12,487,250
5.00%, 07/15/22 (Call 07/15/17)	10,360	10,385,900
5.88%, 12/15/21 (Call 12/15/17)	7,625	7,930,000
6.38%, 12/15/23 (Call 12/15/18)[a]	12,250	12,954,375
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	19,550	20,356,437
7.38%, 11/15/18 (Call 03/30/15)	8,225	8,564,281
7.63%, 11/15/20 (Call 11/15/15)[a]	13,636	14,556,430

		121,237,706
COSMETICS & PERSONAL CARE — 0.10%
Avon Products Inc.
4.60%, 03/15/20	11,250	10,406,250
5.00%, 03/15/23[a]	9,168	8,352,048

		18,758,298
DISTRIBUTION & WHOLESALE — 0.52%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[b]	25,305	26,253,937
7.50%, 07/15/20 (Call 10/15/16)[a]	27,190	29,025,325
11.00%, 04/15/20 (Call 04/15/16)[a]	13,195	15,141,263
11.50%, 07/15/20 (Call 10/15/16)	20,450	23,466,375

		93,886,900
DIVERSIFIED FINANCIAL SERVICES — 7.82%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[a,b]	7,500	7,509,375
3.75%, 05/15/19[b]	21,350	21,883,750
4.50%, 05/15/21[a,b]	21,700	22,947,750
5.00%, 10/01/21[a,b]	20,450	22,137,125
Aircastle Ltd.
4.63%, 12/15/18	7,550	7,852,000

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.13%, 03/15/21[a]	$11,300	$12,006,250
5.50%, 02/15/22	11,075	11,850,250
6.25%, 12/01/19[a]	10,050	11,055,000
6.75%, 04/15/17[a]	10,400	11,245,000
Ally Financial Inc.
2.75%, 01/30/17[a]	20,015	19,964,962
3.25%, 02/13/18	8,210	8,220,263
3.50%, 07/18/16	20,550	20,822,287
3.50%, 01/27/19	16,750	16,791,875
3.75%, 11/18/19	16,850	16,807,875
4.13%, 02/13/22	11,645	11,586,775
4.75%, 09/10/18	16,450	17,108,000
5.13%, 09/30/24	14,580	15,400,125
5.50%, 02/15/17[a]	30,117	31,585,204
6.25%, 12/01/17	18,610	20,075,537
7.50%, 09/15/20	29,150	34,761,375
8.00%, 12/31/18[a]	11,825	13,450,938
8.00%, 03/15/20	30,860	36,954,850
Denali Borrower LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[a,b]	19,425	20,736,187
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)	9,730	10,265,150
6.38%, 11/15/19 (Call 11/15/15)[a]	15,700	16,857,875
General Motors Financial Co. Inc.
2.63%, 07/10/17	12,512	12,668,400
2.75%, 05/15/16	17,040	17,290,147
3.00%, 09/25/17	19,525	19,933,072
3.15%, 01/15/20 (Call 12/15/19)	23,925	24,217,615
3.25%, 05/15/18	14,520	14,828,550
3.50%, 07/10/19[a]	15,450	15,874,875
4.00%, 01/15/25 (Call 10/15/24)	20,675	21,261,240
4.25%, 05/15/23[a]	19,365	20,260,631
4.38%, 09/25/21[a]	26,425	28,010,500
4.75%, 08/15/17	22,559	23,912,540
6.75%, 06/01/18[a]	8,515	9,621,950

Security	Principal (000s)	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)[a]	$22,125	$22,456,875
4.88%, 03/15/19 (Call 07/15/16)	26,225	27,011,750
5.88%, 02/01/22 (Call 08/01/17)[a]	27,895	29,289,750
6.00%, 08/01/20 (Call 02/01/17)[a]	36,025	38,590,700
International Lease Finance Corp.
3.88%, 04/15/18	14,350	14,708,750
4.63%, 04/15/21[a]	13,350	14,151,000
5.75%, 05/15/16[a]	15,210	15,807,072
5.88%, 04/01/19[a]	18,700	20,599,236
5.88%, 08/15/22[a]	15,850	18,108,625
6.25%, 05/15/19	28,050	31,363,681
8.25%, 12/15/20[a]	20,030	24,918,604
8.63%, 01/15/22[a]	13,571	17,506,487
8.75%, 03/15/17	35,375	39,610,336
8.88%, 09/01/17	10,340	11,823,292
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[b]	9,750	9,482,845
7.38%, 04/01/20 (Call 04/01/16)[a,b]	11,200	11,144,000
7.50%, 04/15/21 (Call 10/15/17)[b]	8,550	8,443,125
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)	8,350	8,308,250
6.50%, 07/01/21 (Call 01/01/17)[a]	13,350	12,782,625
7.88%, 10/01/20 (Call 10/01/16)	7,750	7,769,375
Navient Corp.
4.63%, 09/25/17[a]	7,921	8,158,630
4.88%, 06/17/19[a]	19,610	20,247,325
5.00%, 10/26/20	9,875	10,023,125
5.50%, 01/15/19	25,800	27,122,250

86	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.50%, 01/25/23[a]	$20,915	$20,601,275
5.88%, 10/25/24[a]	9,750	9,457,500
6.00%, 01/25/17[a]	19,321	20,383,655
6.13%, 03/25/24[a]	17,868	17,868,000
6.25%, 01/25/16[a]	10,958	11,341,530
7.25%, 01/25/22	15,650	17,254,125
8.00%, 03/25/20	30,450	35,398,125
8.45%, 06/15/18	51,800	59,052,000
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[b]	16,800	17,745,000
7.25%, 12/15/21 (Call 12/15/17)[b]	16,452	17,480,250
Springleaf Finance Corp.
5.25%, 12/15/19[a]	14,600	14,965,000
6.90%, 12/15/17	48,526	52,529,395
7.75%, 10/01/21[a]	13,000	14,625,000
Series I
5.40%, 12/01/15[a]	3,800	3,895,000

		1,409,778,861
ELECTRIC — 3.92%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)	17,605	17,252,900
5.50%, 03/15/24 (Call 03/15/19)	15,700	15,951,191
7.38%, 07/01/21 (Call 06/01/21)	21,275	23,881,187
8.00%, 10/15/17	10,171	11,425,456
8.00%, 06/01/20	12,580	14,463,520
9.75%, 04/15/16[a]	489	536,678
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[a]	26,250	26,709,375
5.50%, 02/01/24 (Call 02/01/19)	2,470	2,482,350
5.75%, 01/15/25 (Call 10/15/19)[a]	32,050	32,691,000
5.88%, 01/15/24 (Call 11/01/18)[a,b]	10,200	11,067,000
6.00%, 01/15/22 (Call 11/01/16)[a,b]	13,200	14,388,000

Security	Principal (000s)	Value
7.88%, 01/15/23 (Call 01/15/17)[b]	$15,076	$16,885,120
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[a]	1,115	1,176,325
7.25%, 10/15/21 (Call 07/15/21)	15,190	16,022,581
Dynegy Finance I Inc./Dynegy Finance II Inc.
6.75%, 11/01/19 (Call 05/01/17)[b]	42,725	44,647,625
7.38%, 11/01/22 (Call 11/01/18)[a,b]	39,560	41,785,250
7.63%, 11/01/24 (Call 11/01/19)[a,b]	30,820	32,669,200
EDP Finance BV
4.13%, 01/15/20[b]	5,925	6,189,005
4.90%, 10/01/19[b]	22,300	24,100,163
5.25%, 01/14/21[a,b]	13,698	15,068,507
6.00%, 02/02/18[b]	19,600	21,534,555
Enel SpA
8.75%, 09/24/73 (Call 09/24/23)[a,b,c]	26,357	32,155,540
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)[a]	9,400	9,568,482
Series B
4.25%, 03/15/23 (Call 12/15/22)	14,900	15,566,365
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[b]	10,300	10,886,566
GenOn Energy Inc.
7.88%, 06/15/17[a]	14,170	14,276,198
9.50%, 10/15/18[a]	13,185	13,544,513
9.88%, 10/15/20 (Call 10/15/15)	13,400	13,666,736
IPALCO Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)	6,250	6,723,725
7.25%, 04/01/16[a,b]	6,645	6,993,658

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	$23,700	$24,648,000
6.25%, 05/01/24 (Call 05/01/19)[a]	21,200	21,624,000
6.63%, 03/15/23 (Call 09/15/17)	22,735	23,814,913
7.63%, 01/15/18	25,680	28,569,000
7.88%, 05/15/21 (Call 05/15/16)[a]	22,688	24,563,696
8.25%, 09/01/20 (Call 09/01/15)	16,855	18,055,919
PPL Capital Funding Inc. Series A
6.70%, 03/30/67 (Call 03/30/17)[c]	8,650	8,541,875
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	14,620	13,603,039
6.50%, 05/01/18	1,000	1,068,517
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[a,b]	27,675	27,156,918

		705,954,648
ELECTRONICS — 0.22%
Flextronics International Ltd.
4.63%, 02/15/20[a]	9,675	10,110,375
5.00%, 02/15/23[a]	9,950	10,472,375
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[a,b]	8,850	9,181,875
6.13%, 12/15/19 (Call 12/15/15)[a,b]	8,800	9,218,000

		38,982,625
ENGINEERING & CONSTRUCTION — 0.33%
Abengoa Finance SAU
7.75%, 02/01/20[a,b]	9,070	8,956,625
8.88%, 11/01/17[a,b]	14,243	14,812,720
AECOM
5.75%, 10/15/22 (Call 10/15/17)[b]	17,325	18,277,875
5.88%, 10/15/24 (Call 07/15/24)[b]	16,114	17,080,840

		59,128,060

Security	Principal (000s)	Value
ENTERTAINMENT — 1.37%
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	$12,150	$12,074,062
5.13%, 12/15/22 (Call 12/15/17)[a]	6,500	6,638,125
Cleopatra Finance Ltd.
5.63%, 02/15/20 (Call 11/15/19)[b]	11,230	11,244,038
6.25%, 02/15/22 (Call 08/15/21)[b]	16,725	16,766,812
6.50%, 02/15/25 (Call 08/15/24)[b]	13,565	13,548,044
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a]	8,700	9,069,750
4.88%, 11/01/20 (Call 08/01/20)[a]	21,775	22,754,875
5.38%, 11/01/23 (Call 08/01/23)	9,550	10,099,125
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	16,740	17,786,250
7.50%, 04/15/21 (Call 04/15/15)	20,921	22,176,260
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[a]	17,050	17,476,250
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	19,910	20,457,525
10.00%, 12/01/22 (Call 12/01/18)[a,b]	44,800	43,904,000
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 01/15/16)[b]	10,189	10,392,780
6.75%, 04/15/22 (Call 04/15/17)[a,b]	13,650	12,933,375

		247,321,271

88	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.36%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)[a]	$9,975	$10,249,313
5.25%, 08/01/20 (Call 08/01/16)[a]	17,679	18,120,975
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	7,900	8,275,250
6.38%, 10/01/22 (Call 04/01/17)[a]	6,375	6,821,250
7.25%, 12/01/20 (Call 12/01/15)	7,400	7,955,000
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b]	15,000	13,575,000

		64,996,788
FOOD — 1.45%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc.
7.75%, 10/15/22 (Call 10/15/17)[a,b]	12,072	13,007,580
Aramark Services Inc.
5.75%, 03/15/20 (Call 03/15/15)	19,050	19,907,250
HJ Heinz Finance Co.
4.25%, 10/15/20 (Call 04/15/15)[a]	62,600	63,539,000
4.88%, 02/15/25 (Call 02/15/20)[b]	41,150	41,304,312
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a,b]	14,350	14,081,655
6.75%, 12/01/21 (Call 12/01/17)[b]	17,225	17,612,563
7.38%, 02/15/22 (Call 02/15/17)[a]	29,500	30,718,350
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a,b]	8,925	9,210,600
5.88%, 08/01/21 (Call 08/01/16)[a,b]	7,775	8,192,906

Security	Principal (000s)	Value
6.63%, 08/15/22 (Call 08/15/17)	$19,405	$21,088,384
7.75%, 07/01/17[a]	8,329	9,321,817
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[a]	7,850	8,007,000
8.00%, 05/01/16	1,661	1,768,965
U.S. Foods Inc.
8.50%, 06/30/19 (Call 03/30/15)[a]	2,700	2,831,625

		260,592,007
FOREST PRODUCTS & PAPER — 0.04%
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 03/30/15)[a]	7,240	7,095,200

		7,095,200
GAS — 0.32%
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	7,000	6,790,000
6.88%, 10/15/21 (Call 10/15/16)	9,975	9,975,000
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[a]	7,900	8,176,360
7.50%, 11/30/16[a]	30,850	32,935,901

		57,877,261
HEALTH CARE — PRODUCTS — 1.31%
Alere Inc.
6.50%, 06/15/20 (Call 06/15/16)[a]	8,175	8,430,469
7.25%, 07/01/18 (Call 12/15/15)[a]	8,350	8,934,500
8.63%, 10/01/18 (Call 03/30/15)	7,737	8,094,836
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	34,870	37,193,133
6.50%, 10/01/20 (Call 10/01/15)	15,350	16,252,166

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 03/30/15)[b]	$12,147	$12,861,244
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a,b]	29,325	27,345,562
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	9,800	10,265,500
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	21,890	22,929,775
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	37,840	41,434,800
12.50%, 11/01/19 (Call 11/01/15)[a]	11,140	12,295,775
Mallinckrodt International Finance SA
4.75%, 04/15/23	12,100	11,888,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.75%, 08/01/22 (Call 08/01/17)[a,b]	16,450	17,395,875

		235,321,885
HEALTH CARE — SERVICES — 6.38%
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[a]	25,350	26,934,375
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	32,400	33,493,500
5.13%, 08/01/21 (Call 02/01/17)[a]	17,950	18,712,875
6.88%, 02/01/22 (Call 02/01/18)[a]	61,250	65,460,937
7.13%, 07/15/20 (Call 07/15/16)[a]	26,340	28,183,800
8.00%, 11/15/19 (Call 11/15/15)	40,439	43,269,730

Security	Principal (000s)	Value
DaVita HealthCare Partners Inc.
5.13%, 07/15/24 (Call 07/15/19)	$34,950	$36,522,750
5.75%, 08/15/22 (Call 08/15/17)[a]	23,950	25,836,062
6.63%, 11/01/20 (Call 03/30/15)[a]	13,700	14,436,375
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a,b]	10,500	10,828,125
4.75%, 10/15/24 (Call 07/17/24)[b]	7,940	8,442,205
5.63%, 07/31/19[a,b]	15,850	17,395,375
5.88%, 01/31/22[b]	14,474	16,174,695
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b]	11,900	13,209,000
6.50%, 09/15/18[b]	6,310	7,035,650
6.88%, 07/15/17	9,000	9,922,500
HCA Holdings Inc.
6.25%, 02/15/21	22,775	24,881,688
7.75%, 05/15/21 (Call 11/15/15)	30,662	32,808,340
HCA Inc.
3.75%, 03/15/19[a]	31,955	32,554,156
4.25%, 10/15/19	13,700	14,179,500
4.75%, 05/01/23	28,040	29,512,100
5.00%, 03/15/24	40,350	43,578,000
5.25%, 04/15/25[a]	28,750	31,553,125
5.38%, 02/01/25	21,180	22,397,850
5.88%, 03/15/22[a]	27,600	30,981,000
5.88%, 05/01/23[a]	26,600	29,193,500
6.50%, 02/15/16[a]	5,550	5,799,750
6.50%, 02/15/20[a]	62,130	70,517,550
7.50%, 02/15/22[a]	42,355	49,873,012
8.00%, 10/01/18[a]	8,600	9,997,500
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	17,415	18,242,213
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)[a]	10,475	10,435,719

90	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
8.00%, 01/15/20[b]	$16,450	$17,889,375
8.75%, 01/15/23 (Call 01/15/18)[b]	11,815	12,937,425
LifePoint Hospitals Inc.
5.50%, 12/01/21 (Call 12/01/16)	23,100	24,514,875
6.63%, 10/01/20 (Call 10/01/15)	7,000	7,358,750
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a,b]	20,725	22,046,219
Tenet Healthcare Corp.
4.38%, 10/01/21	22,220	22,220,000
4.50%, 04/01/21	20,125	20,275,938
4.75%, 06/01/20	9,924	10,246,530
5.00%, 03/01/19[a,b]	22,455	22,567,275
5.50%, 03/01/19[b]	12,950	13,192,813
6.00%, 10/01/20	38,059	41,389,162
6.25%, 11/01/18[a]	19,210	21,058,002
8.00%, 08/01/20 (Call 08/01/15)[a]	16,560	17,512,200
8.13%, 04/01/22	56,900	64,545,937

		1,150,117,458
HOLDING COMPANIES — DIVERSIFIED — 0.33%
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[b]	13,460	13,931,100
Harbinger Group Inc.
7.75%, 01/15/22 (Call 01/15/17)[a]	11,400	11,542,500
7.88%, 07/15/19 (Call 01/15/16)	19,325	20,581,125
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[b]	12,450	12,916,875

		58,971,600
HOME BUILDERS — 1.02%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 12/15/15)[b]	10,950	11,497,500

Security	Principal (000s)	Value
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[b]	$9,400	$9,776,000
Centex LLC
6.50%, 05/01/16[a]	7,400	7,770,000
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[a]	6,700	6,808,875
3.75%, 03/01/19 (Call 12/01/18)	10,000	10,125,000
4.00%, 02/15/20	5,300	5,346,375
5.75%, 08/15/23 (Call 05/15/23)[a]	7,300	7,884,000
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a,b]	11,750	12,249,375
KB Home
4.75%, 05/15/19 (Call 02/15/19)	10,474	10,133,595
7.00%, 12/15/21 (Call 09/15/21)	8,800	8,844,000
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	9,750	10,042,500
4.50%, 11/15/19 (Call 08/15/19)[a]	4,365	4,430,475
4.75%, 11/15/22 (Call 08/15/22)[a]	13,650	13,923,000
12.25%, 06/01/17[a]	7,325	8,771,688
Standard Pacific Corp.
8.38%, 05/15/18[a]	12,325	14,112,125
8.38%, 01/15/21[a]	7,570	8,762,275
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a,b]	9,900	9,751,500
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[a]	7,250	7,358,750

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.88%, 02/15/22 (Call 11/15/21)	$8,491	$9,451,544
8.91%, 10/15/17	5,800	6,699,000

		183,737,577
HOUSEHOLD PRODUCTS & WARES — 1.66%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	72,175	75,314,612
6.88%, 02/15/21 (Call 02/15/16)[a]	18,400	19,504,000
7.13%, 04/15/19 (Call 03/30/15)	25,115	26,119,600
7.88%, 08/15/19 (Call 08/15/15)	28,460	30,203,175
8.25%, 02/15/21 (Call 02/15/16)	22,355	23,500,694
8.50%, 05/15/18 (Call 03/30/15)	20,860	21,485,800
9.00%, 04/15/19 (Call 03/30/15)	31,025	32,576,250
9.88%, 08/15/19 (Call 08/15/15)[a]	45,821	49,143,022
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)[a]	10,110	10,885,943
6.63%, 11/15/22 (Call 11/15/17)	10,310	11,289,450

		300,022,546
INSURANCE — 0.41%
Genworth Holdings Inc.
1.00%, 11/15/66[c]	12,000	7,837,500
4.80%, 02/15/24	2,800	2,451,748
4.90%, 08/15/23	1,650	1,449,387
6.52%, 05/22/18	3,052	3,184,709
7.70%, 06/15/20	6,000	6,360,000
Hartford Financial Services Group Inc. (The)
8.13%, 06/15/68 (Call 06/15/18)[c]	10,492	11,960,880
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a,b]	24,820	25,502,550

Security	Principal (000s)	Value
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[a,c]	$14,675	$15,078,562

		73,825,336
INTERNET — 0.82%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[a]	8,500	8,861,250
5.38%, 01/01/22 (Call 01/01/18)	17,400	18,183,000
5.38%, 04/01/23 (Call 04/01/18)	20,050	20,902,125
5.75%, 01/01/25 (Call 01/01/20)	11,530	12,106,500
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	8,950	8,860,500
4.88%, 11/30/18 (Call 03/30/15)	9,850	10,194,750
Netflix Inc.
5.38%, 02/01/21	1,000	1,030,000
5.50%, 02/15/22[b]	10,830	11,100,750
5.75%, 03/01/24[b]	8,200	8,456,250
5.88%, 02/15/25[a,b]	12,395	12,906,294
Ymobile Corp.
8.25%, 04/01/18 (Call 04/01/15)[b]	4,725	4,937,625
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[b]	15,525	15,882,373
8.13%, 01/01/20 (Call 07/01/15)	10,983	11,628,199
10.13%, 07/01/20 (Call 07/01/16)[a]	2,302	2,601,260

		147,650,876
IRON & STEEL — 2.02%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)[a]	10,700	9,683,500
7.63%, 10/01/21 (Call 10/01/17)	9,900	8,712,000

92	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	$6,830	$7,285,303
6.13%, 08/15/23 (Call 05/15/23)	8,100	8,685,031
ArcelorMittal
4.50%, 03/01/16[a]	8,550	8,763,750
5.25%, 02/25/17	28,251	29,522,295
5.75%, 08/05/20	19,478	21,036,240
6.13%, 06/01/18[a]	31,200	33,774,000
6.25%, 03/01/21[a]	30,335	33,027,231
7.00%, 02/25/22[a]	22,250	25,091,325
10.60%, 06/01/19	31,650	38,929,500
Cliffs Natural Resources Inc.
4.80%, 10/01/20[a]	12,650	8,736,406
4.88%, 04/01/21 (Call 01/01/21)[a]	19,450	14,599,559
5.90%, 03/15/20[a]	1,734	1,263,653
5.95%, 01/15/18[a]	11,750	10,516,250
Commercial Metals Co.
6.50%, 07/15/17	6,678	7,045,290
7.35%, 08/15/18	9,100	9,873,500
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[b]	16,274	16,599,480
5.25%, 04/15/23 (Call 04/15/18)	6,950	7,141,125
5.50%, 10/01/24 (Call 10/01/19)[b]	11,250	11,643,750
6.13%, 08/15/19 (Call 08/15/16)	6,800	7,293,000
United States Steel Corp.
6.05%, 06/01/17[a]	9,634	10,139,785
7.00%, 02/01/18[a]	9,750	10,408,125
7.38%, 04/01/20[a]	11,900	12,703,250
7.50%, 03/15/22 (Call 03/15/17)[a]	11,050	11,671,563

		364,144,911
LEISURE TIME — 0.07%
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[a]	12,445	13,366,633

		13,366,633

Security	Principal (000s)	Value
LODGING — 1.90%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 03/30/15)[a]	$10,712	$11,260,990
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.
8.00%, 10/01/20 (Call 10/01/16)[a,b]	25,250	25,565,625
11.00%, 10/01/21 (Call 10/01/16)[a,b]	19,550	17,301,750
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)[a]	10,350	10,712,250
6.75%, 06/01/19 (Call 06/01/15)	8,770	9,164,650
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	32,244	34,178,640
MGM Resorts International
5.25%, 03/31/20[a]	9,200	9,407,000
6.00%, 03/15/23[a]	24,985	26,109,325
6.63%, 12/15/21	25,150	27,350,625
6.75%, 10/01/20[a]	21,200	22,949,000
7.50%, 06/01/16[a]	13,920	14,720,400
7.63%, 01/15/17[a]	15,550	16,832,875
7.75%, 03/15/22	20,200	23,028,000
8.63%, 02/01/19[a]	16,312	18,758,800
10.00%, 11/01/16	10,450	11,677,875
11.38%, 03/01/18	10,170	12,356,550
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	9,300	8,858,250
5.38%, 03/15/22 (Call 03/15/17)[a]	19,600	20,580,000
5.50%, 03/01/25[b]	21,685	21,928,956

		342,741,561

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
MACHINERY — 0.78%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[a,b]	$16,350	$17,044,875
Case New Holland Industrial Inc.
7.88%, 12/01/17[a]	30,700	34,230,500
CNH Industrial Capital LLC
3.25%, 02/01/17[a]	12,400	12,493,000
3.38%, 07/15/19[b]	8,700	8,580,375
3.63%, 04/15/18[a]	16,050	16,090,125
3.88%, 11/01/15	1,870	1,884,025
6.25%, 11/01/16	8,170	8,619,350
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[a]	17,250	17,745,937
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a,b]	22,445	24,128,375

		140,816,562
MANUFACTURING — 0.95%
Bombardier Inc.
4.25%, 01/15/16[a,b]	10,175	10,327,625
4.75%, 04/15/19[b]	11,950	11,591,500
5.50%, 09/15/18	6,900	6,900,000
5.75%, 03/15/22[b]	9,550	9,072,500
6.00%, 10/15/22 (Call 04/15/17)[a,b]	23,887	22,871,803
6.13%, 01/15/23[a,b]	25,375	24,423,437
7.50%, 03/15/18[b]	12,800	13,664,000
7.50%, 03/15/25	3,830	3,830,000
7.75%, 03/15/20[a,b]	19,920	20,866,200
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a,b]	20,125	19,320,000
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[a]	27,245	28,198,575

		171,065,640

Security	Principal (000s)	Value
MEDIA — 8.94%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)[a]	$11,225	$11,281,125
7.75%, 07/15/21 (Call 07/15/16)	15,600	17,004,000
Cablevision Systems Corp.
5.88%, 09/15/22[a]	12,900	13,375,688
7.75%, 04/15/18[a]	15,300	17,059,500
8.00%, 04/15/20[a]	11,350	12,939,000
8.63%, 09/15/17	16,670	18,940,454
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[a]	21,500	21,715,000
5.25%, 03/15/21 (Call 03/15/16)	12,700	13,017,500
5.25%, 09/30/22 (Call 09/30/17)[a]	24,600	25,092,000
5.75%, 09/01/23 (Call 03/01/18)[a]	11,850	12,353,625
5.75%, 01/15/24 (Call 07/15/18)[a]	19,542	20,177,115
6.50%, 04/30/21 (Call 04/30/15)	30,735	32,387,006
6.63%, 01/31/22 (Call 01/31/17)[a]	16,189	17,322,230
7.00%, 01/15/19 (Call 03/30/15)	25,775	26,838,219
7.25%, 10/30/17 (Call 03/30/15)[a]	15,080	15,720,900
7.38%, 06/01/20 (Call 12/01/15)[a]	16,620	17,835,919
8.13%, 04/30/20 (Call 04/30/15)	11,250	11,812,500
CCOH Safari LLC
5.50%, 12/01/22 (Call 12/01/17)	31,240	32,294,350
5.75%, 12/01/24 (Call 12/01/19)[a]	40,210	41,617,350

94	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a,b]	$14,925	$14,850,375
5.13%, 12/15/21 (Call 06/15/16)[b]	9,050	9,050,000
6.38%, 09/15/20 (Call 09/15/15)[b]	33,625	35,642,500
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[a]	54,985	57,996,126
Series A
7.63%, 03/15/20 (Call 03/15/15)	500	523,750
Series B
7.63%, 03/15/20 (Call 03/15/15)[a]	39,030	40,981,500
CSC Holdings LLC
5.25%, 06/01/24[b]	18,750	19,265,625
6.75%, 11/15/21[a]	19,020	21,540,150
8.63%, 02/15/19[a]	8,764	10,210,060
DISH DBS Corp.
4.25%, 04/01/18[a]	25,050	25,237,875
4.63%, 07/15/17	18,600	19,065,000
5.00%, 03/15/23	26,325	25,337,813
5.13%, 05/01/20	22,750	22,920,625
5.88%, 07/15/22	42,350	42,773,500
5.88%, 11/15/24	43,530	43,312,350
6.75%, 06/01/21	43,630	46,520,487
7.13%, 02/01/16	23,534	24,563,613
7.88%, 09/01/19[a]	30,666	34,614,247
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)	10,435	10,956,750
5.13%, 07/15/20 (Call 07/15/16)[a]	12,450	13,072,500
6.38%, 10/15/23 (Call 10/15/18)	14,130	15,401,700
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 07/15/15)[a]	31,700	31,383,000

Security	Principal (000s)	Value
9.00%, 03/01/21 (Call 03/01/16)	$35,640	$34,125,300
9.00%, 09/15/22 (Call 09/15/17)	18,600	17,856,000
10.00%, 01/15/18 (Call 07/15/16)[a]	18,400	16,284,000
10.63%, 03/15/23 (Call 03/15/18)[a,b]	18,020	18,425,450
11.25%, 03/01/21 (Call 03/01/16)[a]	12,400	12,865,000
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)[a]	15,330	15,521,625
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)	14,800	16,613,000
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[a]	15,100	15,364,250
5.00%, 04/15/22 (Call 04/15/17)[b]	38,220	39,032,175
Numericable-SFR
4.88%, 05/15/19 (Call 05/15/16)[b]	48,250	48,129,375
6.00%, 05/15/22 (Call 05/15/17)[a,b]	81,500	82,824,375
6.25%, 05/15/24 (Call 05/15/19)[a,b]	30,850	31,659,812
Quebecor Media Inc.
5.75%, 01/15/23	17,300	18,035,250
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)[a]	11,950	12,248,750
5.63%, 08/01/24 (Call 08/01/19)[a,b]	11,050	11,188,125
6.13%, 10/01/22 (Call 10/01/17)[a]	9,625	10,130,313
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/15/16)[a,b]	9,400	9,353,000

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.63%, 05/15/23 (Call 05/15/18)[a,b]	$9,775	$9,530,625
5.75%, 08/01/21 (Call 08/01/16)[a,b]	12,075	12,678,750
5.88%, 10/01/20 (Call 10/01/16)[a,b]	14,000	14,700,000
6.00%, 07/15/24 (Call 07/15/19)[b]	33,400	35,487,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)[b]	10,350	10,587,015
5.50%, 01/15/23 (Call 01/15/18)[a,b]	22,750	23,944,375
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (Call 01/15/20)[b]	21,300	22,641,900
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	16,535	17,093,056
5.13%, 02/15/25 (Call 02/15/20)[a,b]	5,110	5,173,875
6.75%, 09/15/22 (Call 09/15/17)[b]	24,203	26,290,509
7.88%, 11/01/20 (Call 11/01/15)[a,b]	12,480	13,384,800
8.50%, 05/15/21 (Call 11/15/15)[a,b]	16,100	17,267,250
Videotron Ltd.
5.00%, 07/15/22	15,300	15,912,000
5.38%, 06/15/24 (Call 03/15/24)[a,b]	11,500	12,046,250
9.13%, 04/15/18 (Call 03/30/15)	1,829	1,879,298
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	16,925	17,940,500

		1,610,216,530

Security	Principal (000s)	Value
MINING — 1.99%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[a]	$25,200	$27,342,000
5.40%, 04/15/21 (Call 01/15/21)[a]	25,824	28,277,280
5.55%, 02/01/17	3,300	3,522,750
5.72%, 02/23/19[a]	13,290	14,685,450
5.87%, 02/23/22[a]	14,790	16,675,725
6.15%, 08/15/20	21,000	23,835,000
6.75%, 07/15/18	18,085	20,481,263
Aleris International Inc.
7.63%, 02/15/18 (Call 03/30/15)	10,050	9,949,500
7.88%, 11/01/20 (Call 11/01/15)[a]	10,000	9,867,500
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[a,b]	23,623	22,087,505
7.00%, 02/15/21 (Call 02/15/18)[b]	23,963	22,285,590
7.25%, 05/15/22 (Call 05/15/17)[a,b]	16,625	15,461,250
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a,b]	19,700	19,847,750
6.88%, 02/01/18 (Call 03/30/15)[a,b]	4,267	4,277,333
6.88%, 04/01/22 (Call 04/01/17)[a,b]	21,900	18,177,000
8.25%, 11/01/19 (Call 11/01/15)[a,b]	30,620	28,782,800
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a,b]	12,935	13,193,700
7.88%, 11/01/22 (Call 11/01/18)[a,b]	8,300	8,549,000
Novelis Inc.
8.38%, 12/15/17 (Call 12/29/14)	19,143	20,004,435
8.75%, 12/15/20 (Call 12/15/15)[a]	28,740	31,111,050

		358,413,881

96	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.22%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	$2,335	$2,346,675
5.50%, 12/01/24 (Call 06/01/24)	11,985	12,479,381
6.00%, 08/15/22 (Call 08/15/17)[a]	14,000	15,067,500
8.50%, 04/01/19 (Call 04/01/15)[a]	8,552	8,967,627

		38,861,183
OIL & GAS — 9.04%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a,b]	12,750	10,327,500
7.38%, 11/01/21 (Call 07/31/17)[a,b]	13,578	11,100,015
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)	22,150	21,817,750
Antero Resources Finance Corp.
5.38%, 11/01/21 (Call 11/01/16)	23,150	23,410,437
6.00%, 12/01/20 (Call 12/01/15)	8,700	8,895,750
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)[a]	12,600	9,954,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	17,950	14,204,172
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)[a,b]	20,200	18,634,500
5.50%, 09/15/21 (Call 06/15/21)[a,b]	35,500	32,482,500
6.00%, 11/15/24 (Call 08/15/24)[a,b]	45,900	41,137,875

Security	Principal (000s)	Value
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[b]	$16,475	$16,310,250
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)	11,150	8,448,078
8.25%, 09/01/21 (Call 09/01/16)	9,370	7,355,450
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 03/30/15)[a]	9,275	9,263,406
4.88%, 04/15/22 (Call 04/15/17)[a]	30,900	30,436,500
5.38%, 06/15/21 (Call 06/15/16)[a]	16,500	16,721,369
5.75%, 03/15/23	23,600	24,662,000
6.13%, 02/15/21[a]	20,180	21,340,350
6.50%, 08/15/17	14,440	15,420,323
6.63%, 08/15/20[a]	26,500	28,817,091
6.88%, 11/15/20[a]	11,376	12,485,160
7.25%, 12/15/18	14,145	15,665,588
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	14,975	14,699,481
5.88%, 05/01/22 (Call 05/01/17)	14,150	14,995,617
Citgo Holding Inc.
10.75%, 02/15/20[b]	12,800	13,120,000
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	12,900	13,383,750
5.50%, 04/01/23 (Call 10/01/17)[a]	31,583	32,767,362
6.50%, 01/15/22 (Call 01/15/17)[a]	13,230	14,156,100
7.00%, 01/15/21 (Call 01/15/16)[a]	10,517	11,280,495
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	24,500	21,854,424
5.50%, 05/01/22 (Call 05/01/17)[a]	25,475	23,691,750

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.38%, 08/15/21 (Call 08/15/16)[a]	$9,130	$8,787,625
Energy XXI Gulf Coast Inc.
6.88%, 03/15/24 (Call 03/15/19)[a,b]	11,400	5,757,000
7.50%, 12/15/21 (Call 12/15/16)[a]	12,640	6,604,400
9.25%, 12/15/17 (Call 03/30/15)[a]	13,700	9,795,500
EP Energy LLC/Everest Acquisition Finance Inc.
6.88%, 05/01/19 (Call 05/01/15)[a]	14,750	15,118,750
9.38%, 05/01/20 (Call 05/01/16)[a]	40,365	43,291,462
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 03/30/15)[a]	12,700	9,080,500
EXCO Resources Inc.
7.50%, 09/15/18 (Call 03/30/15)[a]	14,785	11,076,925
8.50%, 04/15/22 (Call 04/15/17)	9,475	6,910,262
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)[a]	29,900	22,808,378
9.25%, 02/15/22 (Call 08/15/17)[a]	6,900	5,207,084
9.75%, 07/15/20 (Call 07/15/16)[a]	24,245	18,667,964
Harvest Operations Corp.
6.88%, 10/01/17	851	791,430
Hercules Offshore Inc.
8.75%, 07/15/21 (Call 07/15/17)[a,b]	6,850	2,129,885
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[b]	10,345	9,827,750
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	23,350	18,913,500

Security	Principal (000s)	Value
Kodiak Oil & Gas Corp.
5.50%, 02/01/22 (Call 08/01/17)	$6,600	$6,674,250
8.13%, 12/01/19 (Call 12/01/15)	15,709	16,572,995
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)	11,125	10,735,625
7.38%, 05/01/22 (Call 05/01/17)[a]	10,550	10,868,036
9.50%, 02/15/19 (Call 03/30/15)	10,025	10,476,527
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	39,150	33,471,970
6.50%, 05/15/19 (Call 05/15/15)[a]	25,500	22,440,000
6.50%, 09/15/21 (Call 09/15/17)[a]	13,325	11,164,650
7.75%, 02/01/21 (Call 09/15/15)	20,060	17,602,650
8.63%, 04/15/20 (Call 04/15/15)[a]	25,145	22,944,812
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	17,200	16,383,000
6.50%, 03/15/21 (Call 03/15/15)[b]	15,050	14,448,000
7.00%, 03/31/24 (Call 09/30/18)[a,b]	22,925	22,323,219
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)[b]	11,500	10,666,250
7.63%, 05/01/21 (Call 05/01/17)	13,250	12,753,125
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)[a]	11,700	7,400,250
10.75%, 10/01/20 (Call 10/01/16)	9,664	6,088,320

98	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Newfield Exploration Co.
5.63%, 07/01/24[a]	$19,430	$20,326,694
5.75%, 01/30/22	15,250	16,050,625
6.88%, 02/01/20 (Call 03/30/15)	12,634	12,980,493
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	9,350	9,016,906
6.88%, 03/15/22 (Call 09/15/17)[a]	21,125	20,808,125
6.88%, 01/15/23 (Call 07/15/17)[a]	8,300	8,071,750
7.25%, 02/01/19 (Call 03/30/15)[a]	8,115	8,084,569
Offshore Group Investment Ltd.
7.13%, 04/01/23 (Call 04/01/18)	18,975	12,150,165
7.50%, 11/01/19 (Call 11/01/15)[a]	21,900	14,147,372
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[b]	16,675	13,260,677
Pacific Drilling V Ltd.
7.25%, 12/01/17 (Call 12/01/15)[b]	9,075	7,917,938
Paragon Offshore PLC
7.25%, 08/15/24 (Call 08/15/19)[a,b]	3,987	1,594,800
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[a]	17,850	17,403,750
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[a,b]	7,695	6,444,563
6.63%, 11/15/20 (Call 11/15/15)	11,020	10,661,987
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[b]	20,300	20,198,500
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	12,650	12,412,813

Security	Principal (000s)	Value
5.38%, 10/01/22 (Call 07/01/22)[a]	$13,660	$13,420,950
6.88%, 03/01/21	10,800	11,664,000
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	16,703	16,995,302
5.00%, 03/15/23 (Call 03/15/18)[a]	13,500	13,800,322
5.75%, 06/01/21 (Call 06/01/16)[a]	12,000	12,571,535
6.75%, 08/01/20 (Call 08/01/15)[a]	8,250	8,688,599
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)	15,055	14,302,250
5.88%, 06/01/22 (Call 12/01/17)[a]	11,660	11,135,300
5.88%, 06/01/24 (Call 06/01/19)	10,300	9,785,000
Sabine Oil & Gas Corp.
7.25%, 06/15/19 (Call 12/30/13)	7,125	2,351,250
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)	39,830	13,542,200
Sanchez Energy Corp.
7.75%, 06/15/21 (Call 06/15/17)[a]	11,050	11,062,406
6.13%, 01/15/23 (Call 07/15/18)	24,185	22,414,058
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	25,020	18,765,000
7.50%, 02/15/23 (Call 08/15/17)	18,231	13,354,208
8.13%, 10/15/22 (Call 04/15/17)	16,200	12,028,500
8.75%, 01/15/20 (Call 03/30/15)[a]	7,475	5,755,750
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)	8,365	4,433,451

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 11/15/15)[a]	$13,110	$10,487,980
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	10,705	10,357,088
6.13%, 11/15/22 (Call 11/15/18)[a,b]	10,950	11,196,375
6.50%, 01/01/23 (Call 07/01/17)	7,627	7,855,810
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)	4,200	4,351,317
5.38%, 10/01/22 (Call 10/01/17)[a]	8,175	8,613,408
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[b]	14,000	12,565,000
6.25%, 04/15/22 (Call 04/15/17)[b]	13,900	12,232,000
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[b]	10,620	10,301,400
6.13%, 10/01/24 (Call 10/01/19)[b]	17,300	16,175,500
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)[a]	22,500	22,218,750
5.75%, 03/15/21 (Call 12/15/20)[a]	24,815	24,442,775
WPX Energy Inc.
5.25%, 01/15/17	9,280	9,512,000
5.25%, 09/15/24 (Call 06/15/24)	9,220	8,782,050
6.00%, 01/15/22 (Call 10/15/21)	25,380	25,284,825

		1,628,599,223
OIL & GAS SERVICES — 0.11%
CGG SA
6.50%, 06/01/21 (Call 06/01/16)[a]	11,360	9,258,400
6.88%, 01/15/22 (Call 07/15/17)[a]	9,975	8,129,625

Security	Principal (000s)	Value
7.75%, 05/15/17 (Call 03/30/15)	$1,912	$1,797,280

		19,185,305
PACKAGING & CONTAINERS — 1.40%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (Call 10/15/15)[a,b]	12,796	13,691,720
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.00%, 06/30/21 (Call 06/30/17)[a,b]	10,050	9,773,625
6.25%, 01/31/19 (Call 01/31/16)[a,b]	8,075	8,115,375
6.75%, 01/31/21 (Call 01/31/17)[a,b]	9,700	9,797,000
Ball Corp.
4.00%, 11/15/23[a]	21,900	21,516,750
5.00%, 03/15/22	15,046	15,723,070
5.75%, 05/15/21 (Call 11/15/15)	8,675	9,212,850
6.75%, 09/15/20 (Call 03/15/15)	7,980	8,259,300
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[a]	9,500	9,903,750
9.75%, 01/15/21 (Call 01/15/16)[a]	14,415	16,036,687
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
5.63%, 12/15/16 (Call 12/15/15)[b]	14,225	14,296,125
6.00%, 06/15/17 (Call 06/15/16)[a,b]	13,150	13,281,500
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)	12,265	12,970,237
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[a]	22,800	23,199,000

100	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	$10,550	$10,945,625
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[b]	7,925	8,182,563
5.13%, 12/01/24 (Call 09/01/24)[b]	8,575	8,982,313
5.25%, 04/01/23 (Call 01/01/23)[a,b]	8,850	9,314,625
6.50%, 12/01/20 (Call 09/01/20)[a,b]	10,700	12,117,750
8.38%, 09/15/21 (Call 09/15/16)[a,b]	14,820	16,709,550

		252,029,415
PHARMACEUTICALS — 1.62%
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a,b]	11,075	11,697,969
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[b]	13,500	13,753,125
6.00%, 02/01/25 (Call 02/01/20)[a,b]	19,570	20,612,102
7.00%, 07/15/19 (Call 07/15/15)[a,b]	7,475	7,858,094
7.00%, 12/15/20 (Call 12/15/15)[b]	1,370	1,448,775
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)[b]	20,435	21,048,050
NBTY Inc.
9.00%, 10/01/18 (Call 03/30/15)	12,625	13,224,688
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 03/01/18)[a,b]	22,760	22,959,150
5.63%, 12/01/21 (Call 12/01/16)[a,b]	19,300	19,589,500

Security	Principal (000s)	Value
6.38%, 10/15/20 (Call 10/15/16)[a,b]	$44,800	$47,040,000
6.75%, 08/15/18 (Call 08/15/15)[a,b]	32,338	34,399,547
6.75%, 08/15/21 (Call 02/15/16)[a,b]	16,570	17,357,075
7.00%, 10/01/20 (Call 10/01/15)[b]	13,635	14,316,750
7.25%, 07/15/22 (Call 07/15/16)[a,b]	9,950	10,571,875
7.50%, 07/15/21 (Call 07/15/16)[b]	33,698	36,646,575

		292,523,275
PIPELINES — 3.78%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
6.63%, 10/01/20 (Call 10/01/16)	8,300	8,447,869
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)[a]	9,865	9,889,663
6.13%, 03/01/22 (Call 11/01/16)	9,869	9,932,099
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[b,c]	11,761	9,422,432
Energy Transfer Equity LP
5.88%, 01/15/24	22,775	24,198,437
7.50%, 10/15/20[a]	25,280	28,882,400
Kinder Morgan Inc./DE
5.00%, 02/15/21 (Call 01/15/21)[b]	6,025	6,490,564
5.63%, 11/15/23 (Call 08/15/23)[b]	4,750	5,330,564
8.25%, 02/15/16[a]	2,300	2,422,887
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)[a]	22,500	22,747,500

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.88%, 12/01/24 (Call 09/01/24)	$9,650	$9,927,438
5.50%, 02/15/23 (Call 08/15/17)[a]	15,775	16,484,875
6.25%, 06/15/22 (Call 12/15/16)[a]	12,791	13,558,460
6.75%, 11/01/20 (Call 11/01/15)[a]	7,965	8,383,163
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	25,690	25,593,662
9.63%, 06/01/19 (Call 06/01/15)[a,b]	11,415	11,400,731
NuStar Logistics LP
4.80%, 09/01/20	7,518	7,348,845
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)[a]	11,450	10,717,713
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
6.50%, 05/15/21 (Call 05/15/16)	875	940,625
8.38%, 06/01/20 (Call 06/01/16)	675	744,188
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	10,050	10,351,500
5.00%, 10/01/22 (Call 07/01/22)[a]	11,125	11,709,062
5.50%, 04/15/23 (Call 10/15/17)	14,574	15,339,135
5.75%, 09/01/20 (Call 06/01/20)	7,400	8,047,500
5.88%, 03/01/22 (Call 12/01/21)[a]	17,529	19,150,432
6.50%, 07/15/21 (Call 07/15/16)[a]	10,150	10,962,000
8.38%, 06/01/19 (Call 06/01/15)[a,b]	1,250	1,318,750
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	16,840	17,597,800
6.00%, 01/15/19[b]	9,175	9,703,909
6.85%, 07/15/18[a,b]	11,045	11,928,600

Security	Principal (000s)	Value
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	$42,210	$43,159,725
5.63%, 04/15/23	31,700	32,413,250
5.63%, 03/01/25 (Call 12/01/24)[b]	6,270	6,301,350
5.75%, 05/15/24 (Call 02/15/24)	43,020	44,095,500
6.25%, 03/15/22	20,300	21,365,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)[a,b]	17,900	18,198,382
4.25%, 11/15/23 (Call 05/15/18)	10,500	10,396,170
5.00%, 01/15/18 (Call 10/15/17)[b]	13,931	14,487,035
5.25%, 05/01/23 (Call 11/01/17)[a]	12,550	12,825,826
6.88%, 02/01/21 (Call 02/01/16)	9,100	9,652,905
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[a,b]	11,047	11,668,394
5.88%, 10/01/20 (Call 10/01/16)	9,550	9,991,688
6.13%, 10/15/21 (Call 10/15/16)	9,950	10,596,750
6.25%, 10/15/22 (Call 10/15/18)[b]	17,630	18,599,650
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	26,350	27,271,459
4.88%, 03/15/24 (Call 03/15/19)	12,147	12,572,145
5.88%, 04/15/21 (Call 04/15/15)	16,589	17,366,228
6.13%, 07/15/22 (Call 01/15/17)	9,858	10,595,140

		680,530,150

102	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
REAL ESTATE — 0.30%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	$13,907	$14,602,350
5.25%, 03/15/25 (Call 12/15/24)	6,400	6,944,000
Realogy Group LLC
7.63%, 01/15/20 (Call 01/15/16)[a,b]	9,677	10,451,160
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	12,400	12,586,000
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[b]	9,000	9,033,750

		53,617,260
REAL ESTATE INVESTMENT TRUSTS — 0.52%
Crown Castle International Corp.
4.88%, 04/15/22	16,079	16,842,752
5.25%, 01/15/23	34,725	36,634,875
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	14,000	13,930,000
5.00%, 07/01/19 (Call 07/01/16)	16,125	16,144,350
MPT Operating Partnership LP/MPT Finance Corp.
6.88%, 05/01/21 (Call 05/01/16)	9,375	10,089,844

		93,641,821
RETAIL — 2.83%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[a,b]	45,770	47,715,225
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	9,150	9,721,875
7.00%, 05/20/22 (Call 05/20/17)	17,410	18,541,650

Security	Principal (000s)	Value
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)[a]	$7,480	$7,797,900
Best Buy Co. Inc.
5.00%, 08/01/18	12,906	13,502,902
5.50%, 03/15/21 (Call 12/15/20)[a]	11,100	11,557,875
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)[a]	6,930	4,331,250
9.00%, 03/15/19 (Call 03/15/15)[b]	23,900	22,585,500
Family Tree Escrow LLC
5.25%, 03/01/20 (Call 03/01/17)[b]	795	831,769
5.75%, 03/01/23 (Call 03/01/18)[b]	5,580	5,862,488
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	9,000	8,989,229
6.75%, 01/15/22 (Call 11/15/16)	9,950	9,977,670
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	6,650	5,735,625
8.13%, 10/01/19	7,375	7,190,625
L Brands Inc.
5.63%, 02/15/22[a]	17,883	19,671,300
5.63%, 10/15/23	8,500	9,445,625
6.63%, 04/01/21[a]	17,620	20,218,950
6.90%, 07/15/17	12,512	13,872,680
7.00%, 05/01/20	7,410	8,540,025
8.50%, 06/15/19	10,650	12,913,125
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	9,725	9,985,144
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	19,550	20,527,500
Party City Holdings Inc.
8.88%, 08/01/20 (Call 08/01/15)[a]	14,300	15,551,250

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 03/30/15)[a,b]	$8,350	$8,740,363
QVC Inc.
3.13%, 04/01/19	8,480	8,507,853
4.38%, 03/15/23[a]	14,625	14,820,269
4.45%, 02/15/25	11,000	11,033,815
4.85%, 04/01/24	12,675	13,152,507
5.13%, 07/02/22	11,315	12,009,045
7.38%, 10/15/20 (Call 04/15/15)[b]	7,814	8,146,095
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)[a]	16,966	18,111,205
8.00%, 08/15/20 (Call 08/15/15)	9,950	10,609,188
9.25%, 03/15/20 (Call 03/15/16)[a]	18,308	20,367,650
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[a]	14,218	15,124,397
6.88%, 11/15/19 (Call 11/15/15)	13,050	13,865,625
Sears Holdings Corp.
6.63%, 10/15/18[a]	17,795	16,682,812
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[a]	10,000	10,200,000
Toys R Us Inc.
10.38%, 08/15/17 (Call 03/30/15)[a]	8,390	7,131,500
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 03/30/15)[a]	15,975	16,014,937

		509,584,443
SEMICONDUCTORS — 1.26%
Advanced Micro Devices Inc.
6.75%, 03/01/19[a]	13,950	13,810,500
7.00%, 07/01/24 (Call 07/01/19)[a]	8,625	7,913,438

Security	Principal (000s)	Value
7.50%, 08/15/22[a]	$12,050	$11,899,375
7.75%, 08/01/20 (Call 08/01/15)[a]	10,485	10,406,362
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)[a]	11,225	11,730,125
6.63%, 06/01/21 (Call 06/01/15)[a]	7,125	7,445,625
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[a,b]	9,500	9,903,750
6.00%, 01/15/22 (Call 11/15/16)[b]	19,190	20,629,250
10.75%, 08/01/20 (Call 08/01/15)[a]	7,218	7,885,665
Micron Technology Inc.
5.25%, 08/01/23[b]	7,470	7,628,738
5.50%, 02/01/25 (Call 08/01/19)[b]	25,335	25,905,037
5.88%, 02/15/22 (Call 02/15/17)	13,000	13,780,000
NXP BV/NXP Funding LLC
3.50%, 09/15/16[a,b]	10,750	10,911,250
3.75%, 06/01/18[a,b]	15,925	16,163,875
5.75%, 02/15/21 (Call 02/15/17)[b]	10,075	10,717,281
5.75%, 03/15/23 (Call 03/15/18)[b]	9,350	10,004,500
Sensata Technologies BV
4.88%, 10/15/23[a,b]	9,873	10,267,920
5.63%, 11/01/24[a,b]	7,280	7,826,000
6.50%, 05/15/19 (Call 05/15/15)[b]	11,450	11,908,000

		226,736,691
SHIPBUILDING — 0.12%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a,b]	11,171	11,701,623
7.13%, 03/15/21 (Call 03/15/16)[a]	9,960	10,769,250

		22,470,873

104	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
SOFTWARE — 2.45%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a,b]	$28,500	$30,495,000
6.13%, 09/15/23 (Call 09/15/18)[a,b]	16,625	18,287,500
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a,b]	34,765	36,763,987
6.13%, 11/01/23 (Call 11/01/18)[b]	10,270	10,886,200
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a,b]	35,175	32,800,687
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[b]	28,702	30,711,140
7.38%, 06/15/19 (Call 06/15/15)[b]	29,750	31,237,500
8.25%, 01/15/21 (Call 01/15/16)[b]	40,702	43,754,650
8.88%, 08/15/20 (Call 08/15/15)[b]	12,550	13,444,188
10.63%, 06/15/21 (Call 04/15/16)	10,446	11,986,785
11.25%, 01/15/21 (Call 01/15/16)	11,955	13,673,531
11.75%, 08/15/21 (Call 05/15/16)	34,235	39,841,043
12.63%, 01/15/21 (Call 01/15/16)	61,932	74,008,740
Infor U.S. Inc.
9.38%, 04/01/19 (Call 04/01/15)[a]	18,950	20,347,563
11.50%, 07/15/18 (Call 07/15/15)[a]	11,570	12,611,300
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	20,740	21,258,500

		442,108,314

Security	Principal (000s)	Value
STORAGE & WAREHOUSING — 0.20%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	$24,500	$24,561,250
10.75%, 10/15/19 (Call 10/15/16)[a,b]	12,550	10,793,000

		35,354,250
TELECOMMUNICATIONS — 13.73%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[a,b]	16,200	16,767,000
6.75%, 11/15/20 (Call 11/15/16)[a,b]	20,522	22,009,845
8.88%, 01/01/20 (Call 07/01/16)[a,b]	9,960	11,005,800
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[b]	17,500	18,156,250
6.63%, 02/15/23[b]	17,495	18,216,669
7.88%, 12/15/19 (Call 12/15/15)[b]	10,800	11,502,000
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	9,550	10,099,125
9.88%, 12/15/20 (Call 12/15/16)[b]	7,750	8,621,875
Altice SA
7.63%, 02/15/25 (Call 02/15/20)[b]	17,210	17,769,325
7.75%, 05/15/22 (Call 05/15/17)[a,b]	65,070	67,347,450
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a,b]	19,816	20,014,160
10.50%, 03/01/21 (Call 03/01/17)[a,b]	27,845	24,225,150
CenturyLink Inc.
5.80%, 03/15/22[a]	33,109	35,261,085
6.00%, 04/01/17[a]	8,600	9,223,500
6.45%, 06/15/21	26,650	29,434,658
Series V
5.63%, 04/01/20[a]	21,505	23,010,350

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Series W
6.75%, 12/01/23[a]	$14,650	$16,517,875
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)[a]	13,944	14,815,500
8.75%, 03/15/18 (Call 03/30/15)[a]	2,149	2,197,353
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[b]	13,150	13,248,625
5.50%, 06/15/24 (Call 06/15/19)[b]	15,355	15,508,550
Embarq Corp.
7.08%, 06/01/16	25,640	27,290,531
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	16,200	16,645,500
6.88%, 01/15/25 (Call 10/15/24)	18,225	18,270,562
7.13%, 03/15/19[a]	8,200	8,938,000
7.13%, 01/15/23	17,240	17,994,250
7.63%, 04/15/24[a]	16,550	17,708,500
8.13%, 10/01/18[a]	12,905	14,582,650
8.25%, 04/15/17[a]	10,770	11,968,163
8.50%, 04/15/20[a]	23,680	26,876,800
8.75%, 04/15/22	10,110	11,548,148
9.25%, 07/01/21	9,650	11,266,375
Hughes Satellite Systems Corp.
6.50%, 06/15/19	19,977	21,874,863
7.63%, 06/15/21	18,165	20,163,577
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	20,975	21,263,406
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a]	41,885	39,371,900
6.63%, 12/15/22 (Call 12/15/17)	27,050	26,373,750
7.25%, 04/01/19 (Call 04/01/15)[a]	26,463	27,521,520
7.25%, 10/15/20 (Call 10/15/15)	44,820	46,612,800
7.50%, 04/01/21 (Call 04/01/16)[a]	24,565	25,793,250

Security	Principal (000s)	Value
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/15)[a]	$10,050	$9,880,406
7.75%, 06/01/21 (Call 06/01/17)[a]	40,325	37,351,031
8.13%, 06/01/23 (Call 06/01/18)[a]	22,500	20,896,875
Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[b,c]	14,150	15,352,750
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)	13,000	13,390,000
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 08/15/17)	21,350	22,097,250
5.63%, 02/01/23 (Call 02/01/18)[b]	9,730	10,070,550
6.13%, 01/15/21 (Call 11/15/16)	15,925	16,780,969
7.00%, 06/01/20 (Call 06/01/16)[a]	16,500	17,737,500
8.13%, 07/01/19 (Call 07/01/15)	21,850	23,133,687
8.63%, 07/15/20 (Call 01/15/16)	19,345	21,134,412
9.38%, 04/01/19 (Call 04/01/15)[a]	7,912	8,327,380
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	10,378	10,196,385
6.63%, 10/15/21 (Call 10/15/17)[b]	16,160	17,210,400
Nokia OYJ
5.38%, 05/15/19[a]	20,650	22,715,000
PAETEC Holding Corp.
9.88%, 12/01/18 (Call 03/30/15)	6,135	6,472,425
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[b]	17,492	17,497,248
5.63%, 10/01/19 (Call 10/01/16)	9,550	10,027,500

106	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	$14,157	$14,900,243
SoftBank Corp.
4.50%, 04/15/20[a,b]	49,710	50,269,237
Sprint Communications Inc.
6.00%, 12/01/16[a]	40,850	42,943,562
6.00%, 11/15/22[a]	44,800	43,008,000
7.00%, 03/01/20[b]	19,250	21,242,575
7.00%, 08/15/20[a]	31,200	31,949,508
8.38%, 08/15/17[a]	27,620	30,382,000
9.00%, 11/15/18[b]	65,120	75,864,800
9.13%, 03/01/17	20,650	22,818,250
11.50%, 11/15/21	19,014	23,482,290
Sprint Corp.
7.13%, 06/15/24	50,650	50,396,750
7.25%, 09/15/21	48,900	50,061,375
7.63%, 02/15/25 (Call 11/15/24)	17,000	17,212,500
7.88%, 09/15/23	86,951	90,211,662
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)[a]	10,550	10,958,813
6.00%, 03/01/23 (Call 09/01/18)	24,830	25,897,938
6.13%, 01/15/22 (Call 01/15/18)	18,000	18,900,000
6.25%, 04/01/21 (Call 04/01/17)	36,550	38,377,500
6.38%, 03/01/25 (Call 09/01/19)[a]	34,070	35,688,325
6.46%, 04/28/19 (Call 04/28/15)	25,800	26,799,750
6.50%, 01/15/24 (Call 01/15/19)	22,175	23,505,500
6.54%, 04/28/20 (Call 04/28/16)[a]	27,075	28,780,996
6.63%, 11/15/20 (Call 11/15/15)[a]	22,920	24,209,250
6.63%, 04/28/21 (Call 04/28/17)	26,175	27,843,656
6.63%, 04/01/23 (Call 04/01/18)[a]	36,833	39,181,104

Security	Principal (000s)	Value
6.73%, 04/28/22 (Call 04/28/17)[a]	$29,079	$31,099,700
6.84%, 04/28/23 (Call 04/28/18)[a]	15,105	16,200,113
Telecom Italia Capital SA
7.00%, 06/04/18	23,840	26,879,600
7.18%, 06/18/19	23,440	27,014,600
Telecom Italia SpA
5.30%, 05/30/24[b]	29,300	30,911,500
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[b]	18,200	18,996,714
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[b]	15,720	17,213,400
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[b]	16,260	17,703,075
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[b]	12,205	12,906,788
6.00%, 10/15/24 (Call 10/15/19)[a,b]	9,400	10,093,250
6.38%, 04/15/23 (Call 04/15/18)[a,b]	10,850	11,690,875
Virgin Media Secured Finance PLC
5.25%, 01/15/21	7,200	7,722,000
5.38%, 04/15/21 (Call 04/15/17)[b]	22,250	23,696,250
5.50%, 01/15/25 (Call 01/15/19)[a,b]	7,450	7,897,000
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	21,443	20,906,925
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[b]	37,000	37,370,000
6.50%, 04/30/20 (Call 04/30/16)[b]	14,242	15,078,718
7.38%, 04/23/21 (Call 04/23/17)[b]	60,050	62,452,000

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2015

Security	Principal or Shares (000s)	Value
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)	$14,650	$13,441,375
7.50%, 06/01/22 (Call 06/01/17)[a]	12,450	12,412,526
7.50%, 04/01/23 (Call 04/01/16)	12,550	12,330,375
7.75%, 10/15/20 (Call 10/15/15)[a]	12,465	12,916,233
7.75%, 10/01/21 (Call 10/01/16)[a]	21,950	22,238,094
7.88%, 11/01/17[a]	21,777	23,573,602

		2,474,918,755
TRANSPORTATION — 0.29%
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[a]	23,570	22,096,969
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a,b]	18,081	18,623,430
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a,b]	12,850	12,014,750

		52,735,149

TOTAL CORPORATE BONDS & NOTES (Cost: $17,646,309,367)		17,608,640,517

SHORT-TERM INVESTMENTS — 13.84%

MONEY MARKET FUNDS — 13.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	2,172,704	2,172,703,901
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	176,888	176,888,378

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	145,145	$145,144,875

		2,494,737,154

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,494,737,154)		2,494,737,154

TOTAL INVESTMENTS IN SECURITIES — 111.55%		20,103,377,671
(Cost: $20,141,046,521)
Other Assets, Less Liabilities — (11.55)%		(2,082,198,285)

NET ASSETS — 100.00%		$18,021,179,386

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

108	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.50%

ADVERTISING — 0.28%
Omnicom Group Inc.
3.63%, 05/01/22	$11,114	$11,644,553
3.65%, 11/01/24 (Call 08/01/24)	10,333	10,630,702
4.45%, 08/15/20	14,195	15,599,442
WPP Finance 2010
3.75%, 09/19/24[a]	7,475	7,789,482
4.75%, 11/21/21	13,710	15,372,222

		61,036,401
AEROSPACE & DEFENSE — 1.38%
Boeing Co. (The)
4.88%, 02/15/20[a]	4,277	4,883,012
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	16,580	16,153,561
L-3 Communications Corp.
4.75%, 07/15/20	8,343	9,005,069
5.20%, 10/15/19	12,215	13,539,096
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	10,000	10,057,032
3.35%, 09/15/21	20,363	21,489,302
3.80%, 03/01/45 (Call 09/01/44)	10,000	9,922,161
4.07%, 12/15/42	10,000	10,363,251
4.25%, 11/15/19	5,147	5,646,719
Northrop Grumman Corp.
1.75%, 06/01/18	5,097	5,102,607
3.25%, 08/01/23	15,645	16,018,279
4.75%, 06/01/43	14,853	16,671,092
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	4,069	4,045,342
3.13%, 10/15/20[a]	22,677	23,659,690
United Technologies Corp.
3.10%, 06/01/22[a]	32,348	33,702,213
4.50%, 04/15/20	12,015	13,440,965
4.50%, 06/01/42	48,404	53,599,255
5.70%, 04/15/40[a]	8,412	10,795,740
6.13%, 02/01/19	7,388	8,598,080

Security	Principal (000s)	Value
6.13%, 07/15/38	$13,936	$18,481,176

		305,173,642
AGRICULTURE — 1.57%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	14,250	14,486,973
2.85%, 08/09/22	9,352	9,326,736
4.00%, 01/31/24[a]	16,237	17,362,671
4.25%, 08/09/42	12,183	12,230,171
4.75%, 05/05/21	18,703	20,906,550
5.38%, 01/31/44	20,673	24,293,274
9.25%, 08/06/19	10,227	13,170,688
9.70%, 11/10/18	20,589	26,059,086
Archer-Daniels-Midland Co.
4.48%, 03/01/21	9,455	10,496,412
Lorillard Tobacco Co.
6.88%, 05/01/20[a]	10,651	12,644,310
8.13%, 06/23/19	5,724	6,976,996
Philip Morris International Inc.
1.88%, 01/15/19	9,100	9,150,783
2.50%, 08/22/22	11,063	10,986,277
2.90%, 11/15/21	11,041	11,320,026
3.25%, 11/10/24	8,700	8,986,722
3.88%, 08/21/42	8,331	8,256,200
4.13%, 03/04/43	9,645	9,906,446
4.25%, 11/10/44	10,250	10,790,966
4.38%, 11/15/41	9,184	9,762,447
4.50%, 03/26/20	9,614	10,730,776
4.88%, 11/15/43[a]	8,300	9,529,603
5.65%, 05/16/18	21,306	24,082,421
6.38%, 05/16/38	19,746	26,416,736
Reynolds American Inc.
3.25%, 11/01/22	9,349	9,311,741
4.75%, 11/01/42[a]	18,045	18,086,402

		345,271,413
AUTO MANUFACTURERS — 0.94%
American Honda Finance Corp.
2.13%, 10/10/18[a]	13,290	13,498,733
2.25%, 08/15/19	7,500	7,616,851
Daimler Finance North America LLC
8.50%, 01/18/31	16,994	26,493,716

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Ford Motor Co.
4.75%, 01/15/43[a]	$23,493	$25,639,555
7.45%, 07/16/31	29,512	41,035,846
Ford Motor Credit Co. LLC
3.22%, 01/09/22	5,000	5,135,900
Toyota Motor Credit Corp.
2.00%, 10/24/18	18,660	18,951,096
2.10%, 01/17/19	8,832	8,954,765
2.13%, 07/18/19[a]	9,010	9,122,625
3.30%, 01/12/22[a]	22,055	23,372,680
3.40%, 09/15/21	16,672	17,773,426
4.25%, 01/11/21	4,000	4,431,407
Series B
4.50%, 06/17/20[a]	5,604	6,261,648

		208,288,248
AUTO PARTS & EQUIPMENT — 0.01%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	2,246	2,420,065

		2,420,065
BANKS — 26.58%
Abbey National Treasury Services PLC/London
2.35%, 09/10/19[a]	20,228	20,436,925
3.05%, 08/23/18	8,919	9,270,346
4.00%, 03/13/24[a]	9,190	9,889,719
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/18	7,905	7,865,013
2.25%, 06/13/19	15,000	15,128,094
Bank of America Corp.
2.00%, 01/11/18[a]	13,045	13,098,674
2.60%, 01/15/19[a]	40,014	40,720,023
2.65%, 04/01/19[a]	27,655	28,147,505
3.30%, 01/11/23[a]	37,822	38,310,736
4.00%, 04/01/24[a]	36,072	38,174,980
4.00%, 01/22/25	18,400	18,542,438
4.10%, 07/24/23[a]	33,850	36,112,707
4.13%, 01/22/24	22,391	23,894,130
4.20%, 08/26/24[a]	29,724	30,793,199
4.25%, 10/22/26[a]	21,000	21,534,257
4.88%, 04/01/44	11,183	12,681,691

Security	Principal (000s)	Value
5.00%, 05/13/21	$15,150	$17,030,400
5.00%, 01/21/44[a]	19,200	22,084,188
5.63%, 07/01/20	30,935	35,580,725
5.65%, 05/01/18	33,790	37,573,108
5.70%, 01/24/22	30,104	35,169,820
5.88%, 01/05/21	14,675	17,157,529
5.88%, 02/07/42	13,774	17,643,758
6.11%, 01/29/37	21,502	26,323,516
6.88%, 04/25/18	43,445	49,813,702
6.88%, 11/15/18[a]	12,113	14,074,038
7.63%, 06/01/19[a]	20,475	24,764,396
7.75%, 05/14/38	26,952	38,878,667
Bank of America N.A.
6.00%, 10/15/36[a]	9,305	11,798,624
Bank of Montreal
1.45%, 04/09/18 (Call 03/09/18)	12,032	11,973,616
2.38%, 01/25/19 (Call 12/25/18)	20,750	21,102,128
2.55%, 11/06/22 (Call 10/06/22)	9,000	8,957,878
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)[a]	7,668	7,747,215
2.20%, 05/15/19 (Call 04/15/19)[a]	7,941	8,029,310
2.30%, 09/11/19 (Call 08/11/19)[a]	14,185	14,393,979
3.00%, 02/24/25[a]	4,160	4,198,112
3.55%, 09/23/21 (Call 08/23/21)	17,280	18,374,119
3.65%, 02/04/24 (Call 01/05/24)[a]	6,000	6,383,944
Series G
2.15%, 02/24/20 (Call 01/24/20)	10,000	10,030,776
Bank of Nova Scotia (The)
1.45%, 04/25/18[a]	25,053	24,858,839
2.05%, 10/30/18	20,788	20,942,436
2.05%, 06/05/19	25,195	25,204,743
2.80%, 07/21/21	3,000	3,051,750
4.38%, 01/13/21	3,424	3,783,349

110	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Barclays Bank PLC
2.50%, 02/20/19	$21,016	$21,439,082
3.75%, 05/15/24	31,700	33,526,459
5.13%, 01/08/20[a]	10,705	12,123,342
5.14%, 10/14/20[a]	17,734	19,663,814
6.75%, 05/22/19	22,664	26,866,493
Barclays PLC
2.75%, 11/08/19	13,800	13,985,156
4.38%, 09/11/24[a]	16,935	17,218,721
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	10,000	10,138,970
BNP Paribas SA
2.40%, 12/12/18	16,895	17,196,084
2.45%, 03/17/19[a]	8,000	8,165,257
2.70%, 08/20/18[a]	8,205	8,440,134
3.25%, 03/03/23	12,925	13,282,973
4.25%, 10/15/24[a]	10,000	10,368,128
5.00%, 01/15/21	38,740	44,106,571
BPCE SA
2.25%, 01/27/20	11,500	11,531,963
2.50%, 12/10/18	24,750	25,231,058
2.50%, 07/15/19	4,250	4,321,666
4.00%, 04/15/24	11,450	12,294,393
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	15,500	15,818,489
3.80%, 10/30/26 (Call 09/30/26)[a]	7,300	7,710,651
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	8,383	8,459,571
3.20%, 02/05/25 (Call 01/05/25)	8,000	7,877,304
3.75%, 04/24/24 (Call 03/24/24)[a]	19,360	20,077,820
4.75%, 07/15/21	11,047	12,302,121
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/15/19)	11,775	11,796,193
2.95%, 07/23/21	14,740	14,936,298
Citigroup Inc.
1.75%, 05/01/18	12,659	12,599,125
2.40%, 02/18/20	9,355	9,327,888

Security	Principal (000s)	Value
2.50%, 09/26/18	$13,869	$14,096,106
2.50%, 07/29/19	23,441	23,657,963
2.55%, 04/08/19[a]	17,860	18,119,984
3.38%, 03/01/23	19,148	19,529,637
3.50%, 05/15/23[a]	26,089	25,973,530
3.75%, 06/16/24[a]	21,206	22,039,877
3.88%, 10/25/23	17,955	18,835,217
4.00%, 08/05/24	13,000	13,258,885
4.05%, 07/30/22	11,575	12,071,055
4.30%, 11/20/26[a]	8,000	8,221,402
4.50%, 01/14/22	37,927	41,639,500
5.30%, 05/06/44	10,670	11,974,795
5.38%, 08/09/20[a]	26,766	30,469,815
5.50%, 09/13/25	20,561	23,267,621
5.88%, 02/22/33	6,293	7,292,795
5.88%, 01/30/42	17,675	22,689,571
6.00%, 10/31/33	3,000	3,534,449
6.13%, 05/15/18	26,443	29,864,433
6.13%, 08/25/36[a]	21,520	25,979,327
6.63%, 06/15/32	7,600	9,469,967
6.68%, 09/13/43	7,500	9,912,998
6.88%, 03/05/38[a]	5,584	7,729,016
8.13%, 07/15/39	31,340	48,605,783
8.50%, 05/22/19	26,659	33,281,591
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	25,750	26,088,561
2.30%, 09/06/19	15,000	15,118,704
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19	21,250	21,466,759
3.88%, 02/08/22	39,691	42,850,332
3.95%, 11/09/22[a]	19,000	19,704,984
4.50%, 01/11/21[a]	15,685	17,412,071
4.63%, 12/01/23[a]	24,600	26,732,889
5.25%, 05/24/41	19,165	23,308,462
5.75%, 12/01/43[a]	10,620	13,149,686
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
1.70%, 03/19/18[a]	18,900	18,960,695
2.25%, 01/14/20	4,000	4,010,525

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Credit Suisse/New York NY
2.30%, 05/28/19[a]	$29,570	$29,843,706
3.00%, 10/29/21	15,233	15,499,836
3.63%, 09/09/24	51,250	53,202,645
4.38%, 08/05/20	12,880	14,147,018
5.30%, 08/13/19[a]	14,252	16,150,251
5.40%, 01/14/20	16,667	18,746,608
6.00%, 02/15/18	12,258	13,637,025
Deutsche Bank AG/London
2.50%, 02/13/19[a]	23,478	23,922,450
3.70%, 05/30/24[a]	30,150	31,591,731
Discover Bank/Greenwood DE
3.20%, 08/09/21 (Call 07/09/21)	4,870	4,999,958
4.20%, 08/08/23	14,235	15,243,342
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)[a]	9,335	9,958,493
8.25%, 03/01/38	8,773	13,172,810
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	10,250	10,367,726
2.88%, 10/01/21 (Call 09/01/21)	7,000	7,119,034
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	16,342	16,614,103
2.55%, 10/23/19[a]	29,150	29,507,883
2.60%, 04/23/20 (Call 03/23/20)	15,500	15,571,920
2.63%, 01/31/19[a]	20,744	21,130,581
2.90%, 07/19/18	35,099	36,162,082
3.50%, 01/23/25 (Call 10/23/24)[a]	20,000	20,253,962
3.63%, 01/22/23	22,753	23,587,225
3.85%, 07/08/24 (Call 04/08/24)	32,191	33,675,855
4.00%, 03/03/24	37,262	39,364,151
4.80%, 07/08/44 (Call 01/08/44)	27,013	29,967,650
5.25%, 07/27/21	39,970	45,411,480
5.38%, 03/15/20	22,037	25,001,345
5.75%, 01/24/22[a]	39,588	46,307,671
5.95%, 01/18/18	19,331	21,531,532

Security	Principal (000s)	Value
5.95%, 01/15/27[a]	$5,951	$7,008,753
6.00%, 06/15/20[a]	15,695	18,307,182
6.13%, 02/15/33[a]	16,982	21,469,454
6.15%, 04/01/18	32,280	36,331,992
6.25%, 02/01/41	28,872	38,164,658
6.45%, 05/01/36	14,059	17,487,613
6.75%, 10/01/37	65,033	84,088,098
7.50%, 02/15/19	23,825	28,462,303
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	8,510	9,449,244
5.63%, 08/15/35	1,493	1,829,768
5.88%, 11/01/34	4,000	5,064,230
HSBC Holdings PLC
4.00%, 03/30/22	27,723	29,948,880
4.25%, 03/14/24	15,900	16,736,472
4.88%, 01/14/22	14,395	16,254,648
5.10%, 04/05/21[a]	31,334	35,564,112
5.25%, 03/14/44	22,155	25,134,152
6.10%, 01/14/42	9,093	12,204,977
6.50%, 05/02/36	24,425	31,280,990
6.50%, 09/15/37	27,854	35,840,923
6.80%, 06/01/38	18,610	24,750,061
HSBC USA Inc.
1.63%, 01/16/18	14,295	14,292,372
2.25%, 06/23/19[a]	19,500	19,605,413
2.35%, 03/05/20	5,785	5,797,588
2.38%, 11/13/19[a]	14,600	14,684,846
2.63%, 09/24/18	3,413	3,500,243
3.50%, 06/23/24	10,500	10,977,542
5.00%, 09/27/20	3,490	3,861,116
Intesa Sanpaolo SpA
3.88%, 01/16/18[a]	12,890	13,450,915
3.88%, 01/15/19	15,150	15,900,251
5.25%, 01/12/24	8,825	9,945,289
JPMorgan Chase & Co.
1.63%, 05/15/18[a]	19,246	19,185,947
2.20%, 10/22/19	28,000	28,028,630
2.25%, 01/23/20 (Call 12/23/19)	18,700	18,613,973
2.35%, 01/28/19[a]	16,500	16,764,876
3.13%, 01/23/25 (Call 10/23/24)[a]	17,500	17,337,532
3.20%, 01/25/23[a]	35,608	36,257,725

112	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
3.25%, 09/23/22	$36,661	$37,567,322
3.38%, 05/01/23[a]	26,061	26,011,510
3.63%, 05/13/24[a]	13,135	13,615,937
3.88%, 02/01/24[a]	14,046	14,848,302
3.88%, 09/10/24	32,775	33,406,322
4.13%, 12/15/26[a]	17,650	18,152,986
4.25%, 10/15/20	23,225	25,463,107
4.35%, 08/15/21	25,652	28,004,365
4.40%, 07/22/20[a]	19,783	21,698,566
4.50%, 01/24/22	38,330	42,342,952
4.63%, 05/10/21	25,242	27,997,962
4.85%, 02/01/44[a]	20,823	23,900,970
4.95%, 03/25/20[a]	9,793	10,968,846
5.40%, 01/06/42	12,465	15,052,001
5.50%, 10/15/40	17,798	21,486,409
5.60%, 07/15/41	17,440	21,531,448
5.63%, 08/16/43	17,367	20,752,830
6.00%, 01/15/18[a]	29,877	33,434,748
6.30%, 04/23/19	39,708	46,171,037
6.40%, 05/15/38	24,184	32,326,695
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	5,000	5,006,713
2.50%, 12/15/19	8,500	8,627,581
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	6,053	6,128,737
5.10%, 03/24/21[a]	9,901	11,237,838
Lloyds Bank PLC
2.30%, 11/27/18	12,530	12,746,254
2.35%, 09/05/19[a]	16,876	17,065,948
6.38%, 01/21/21	12,105	14,600,468
Lloyds Banking Group PLC
4.50%, 11/04/24	10,500	10,993,232
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	10,000	9,963,683
2.30%, 01/30/19 (Call 12/30/18)	2,600	2,639,388
2.90%, 02/06/25 (Call 01/06/25)	10,000	9,870,722
Morgan Stanley
2.13%, 04/25/18	21,692	21,856,992
2.38%, 07/23/19[a]	31,560	31,733,261

Security	Principal (000s)	Value
2.50%, 01/24/19[a]	$32,505	$32,957,437
2.65%, 01/27/20	26,700	26,990,496
3.70%, 10/23/24[a]	31,950	33,091,941
3.75%, 02/25/23	32,656	34,219,148
4.10%, 05/22/23	21,791	22,482,348
4.30%, 01/27/45	28,000	28,644,336
4.35%, 09/08/26	31,704	33,039,842
4.88%, 11/01/22	21,020	22,862,521
5.00%, 11/24/25	28,962	31,901,655
5.50%, 01/26/20	24,306	27,593,501
5.50%, 07/24/20[a]	15,841	18,093,625
5.50%, 07/28/21	21,728	25,257,620
5.63%, 09/23/19	41,677	47,331,081
5.75%, 01/25/21	33,534	38,966,813
6.38%, 07/24/42[a]	31,399	41,791,746
6.63%, 04/01/18	34,862	39,670,666
7.25%, 04/01/32	4,612	6,392,192
7.30%, 05/13/19	30,910	36,902,639
Series F
3.88%, 04/29/24	25,612	26,843,402
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	18,935	19,423,052
National Australia Bank Ltd./New York
2.30%, 07/25/18	7,500	7,637,190
3.00%, 01/20/23[a]	12,939	13,128,787
Northern Trust Corp.
3.95%, 10/30/25	8,500	9,035,752
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[b]	17,525	17,763,373
2.25%, 07/02/19 (Call 06/02/19)[b]	5,250	5,312,525
2.40%, 10/18/19 (Call 09/18/19)[b]	2,250	2,277,362
2.70%, 11/01/22 (Call 10/01/22)[b]	25,550	25,260,973
2.95%, 01/30/23 (Call 12/30/22)[b]	5,800	5,821,332
3.80%, 07/25/23 (Call 06/25/23)[a,b]	19,928	21,071,548

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[b]	$10,470	$10,921,578
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[a,b]	8,069	8,389,061
4.38%, 08/11/20[b]	3,773	4,161,212
5.13%, 02/08/20[b]	3,965	4,494,168
Regions Bank/Birmingham AL
7.50%, 05/15/18	650	753,177
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	16,019	15,914,877
Royal Bank of Canada
1.50%, 01/16/18	6,500	6,510,665
2.15%, 03/15/19[a]	8,909	8,985,976
2.20%, 07/27/18	24,853	25,330,051
Royal Bank of Scotland Group PLC
6.40%, 10/21/19[a]	16,912	19,749,303
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20[a]	6,444	7,458,164
6.13%, 01/11/21	14,899	17,803,588
Societe Generale SA
2.63%, 10/01/18[a]	10,500	10,726,426
State Street Corp.
3.10%, 05/15/23[a]	15,207	15,304,021
3.30%, 12/16/24	8,810	9,095,872
3.70%, 11/20/23[a]	8,680	9,251,233
4.38%, 03/07/21	7,765	8,546,559
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19[a]	9,000	9,008,987
2.45%, 01/10/19	11,335	11,466,375
2.45%, 01/16/20	15,950	16,073,829
3.20%, 07/18/22	6,949	7,063,477
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	5,084	5,146,176
2.50%, 05/01/19 (Call 04/01/19)	5,000	5,051,660
Svenska Handelsbanken AB
1.63%, 03/21/18[a]	14,050	14,055,751

Security	Principal (000s)	Value
2.25%, 06/17/19	$6,250	$6,303,188
2.50%, 01/25/19[a]	22,375	22,856,884
Toronto-Dominion Bank (The)
1.40%, 04/30/18	16,665	16,627,539
2.13%, 07/02/19	16,575	16,785,504
2.25%, 11/05/19	15,599	15,770,592
2.63%, 09/10/18[a]	16,282	16,788,354
U.S. Bancorp/MN
1.95%, 11/15/18 (Call 10/15/18)	17,505	17,699,523
2.20%, 04/25/19 (Call 03/25/19)[a]	20,960	21,229,556
2.95%, 07/15/22 (Call 06/15/22)[a]	16,297	16,413,408
3.00%, 03/15/22 (Call 02/15/22)	8,087	8,336,017
3.70%, 01/30/24 (Call 12/29/23)[a]	5,000	5,357,737
4.13%, 05/24/21 (Call 04/23/21)	12,649	13,923,125
Series F
3.60%, 09/11/24 (Call 08/11/24)[a]	10,000	10,355,902
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)[a]	20,235	20,407,091
2.80%, 01/27/25 (Call 12/27/24)	10,950	10,972,345
UBS AG/Stamford CT
2.38%, 08/14/19[a]	32,500	32,865,755
4.88%, 08/04/20	21,775	24,615,795
5.75%, 04/25/18	17,586	19,735,257
Wachovia Corp.
5.50%, 08/01/35	12,398	14,631,589
5.75%, 02/01/18	15,083	16,855,248
Wells Fargo & Co.
2.13%, 04/22/19[a]	13,725	13,829,208
2.15%, 01/15/19[a]	12,963	13,082,820
3.00%, 01/22/21	17,710	18,257,687
3.00%, 02/19/25	12,685	12,624,471
3.30%, 09/09/24[a]	29,006	29,782,169
3.50%, 03/08/22	36,300	38,327,678
4.10%, 06/03/26[a]	33,198	34,790,120
4.13%, 08/15/23[a]	13,669	14,555,086

114	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.60%, 04/01/21	$21,004	$23,445,263
4.65%, 11/04/44	21,010	22,529,405
5.38%, 02/07/35	924	1,115,278
5.38%, 11/02/43	22,149	26,097,803
5.61%, 01/15/44	35,911	43,984,594
Series M
3.45%, 02/13/23	36,108	36,822,223
Series N
2.15%, 01/30/20	14,245	14,238,060
Wells Fargo Bank N.A.
5.85%, 02/01/37	10,000	12,896,160
6.60%, 01/15/38	18,634	26,276,064
Westpac Banking Corp.
1.60%, 01/12/18[a]	4,000	3,998,708
2.25%, 07/30/18	5,845	5,950,953
2.25%, 01/17/19[a]	19,024	19,285,437
4.88%, 11/19/19	18,910	21,180,741

		5,859,755,210
BEVERAGES — 2.55%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[a]	12,395	12,359,610
2.15%, 02/01/19[a]	19,563	19,841,828
2.63%, 01/17/23	18,668	18,451,894
3.70%, 02/01/24[a]	17,826	18,869,076
4.00%, 01/17/43[a]	11,567	11,397,678
4.63%, 02/01/44	12,200	13,186,691
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	23,147	22,821,498
3.75%, 07/15/42	12,642	11,993,999
5.00%, 04/15/20	11,712	13,277,817
5.38%, 01/15/20	30,387	34,885,279
6.88%, 11/15/19	12,027	14,550,403
7.75%, 01/15/19[a]	21,153	25,570,131
8.20%, 01/15/39	8,984	13,892,742
Bottling Group LLC
5.13%, 01/15/19	6,332	7,106,312
Coca-Cola Co. (The)
1.15%, 04/01/18[a]	16,790	16,715,642
1.65%, 03/14/18[a]	9,794	9,927,936
1.65%, 11/01/18[a]	18,860	18,990,704
2.45%, 11/01/20[a]	14,763	15,139,858

Security	Principal (000s)	Value
2.50%, 04/01/23[a]	$4,250	$4,249,065
3.15%, 11/15/20	11,206	11,864,207
3.20%, 11/01/23	27,425	28,856,061
3.30%, 09/01/21	8,653	9,204,854
4.88%, 03/15/19[a]	6,800	7,647,086
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	21,952	21,701,859
Diageo Investment Corp.
2.88%, 05/11/22	10,404	10,538,773
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	9,465	13,004,816
PepsiCo Inc.
2.25%, 01/07/19 (Call 12/07/18)	4,600	4,708,316
2.75%, 03/05/22	10,144	10,332,737
2.75%, 03/01/23	13,592	13,704,169
3.00%, 08/25/21[a]	5,596	5,814,848
3.13%, 11/01/20[a]	11,349	11,905,971
3.60%, 03/01/24 (Call 12/01/23)[a]	16,000	17,040,627
4.00%, 03/05/42	9,023	9,085,482
4.50%, 01/15/20[a]	15,840	17,705,348
4.88%, 11/01/40	13,256	15,012,819
5.00%, 06/01/18	15,919	17,668,597
5.50%, 01/15/40	11,811	14,442,990
7.90%, 11/01/18	15,940	19,451,222

		562,918,945
BIOTECHNOLOGY — 1.65%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	15,665	15,778,324
3.45%, 10/01/20	9,610	10,140,185
3.63%, 05/15/22 (Call 02/15/22)	12,509	13,195,354
3.63%, 05/22/24 (Call 02/22/24)[a]	16,400	17,080,985
3.88%, 11/15/21 (Call 08/15/21)	17,448	18,676,214
4.10%, 06/15/21 (Call 03/15/21)	18,321	19,873,789
5.15%, 11/15/41 (Call 05/15/41)	23,627	27,178,554

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
5.38%, 05/15/43 (Call 11/15/42)	$16,032	$19,136,659
5.65%, 06/15/42 (Call 12/15/41)	9,758	11,934,129
5.70%, 02/01/19	7,694	8,757,471
6.38%, 06/01/37	11,234	14,511,553
6.40%, 02/01/39	13,422	17,265,371
Celgene Corp.
3.25%, 08/15/22	16,681	17,049,830
3.63%, 05/15/24 (Call 02/15/24)[a]	10,088	10,533,773
4.63%, 05/15/44 (Call 11/15/43)[a]	12,500	13,568,031
Gilead Sciences Inc.
2.35%, 02/01/20[a]	980	995,769
3.50%, 02/01/25 (Call 11/01/24)	12,922	13,559,171
3.70%, 04/01/24 (Call 01/01/24)	30,087	32,104,481
4.40%, 12/01/21 (Call 09/01/21)	9,649	10,782,606
4.50%, 04/01/21 (Call 01/01/21)[a]	4,634	5,164,826
4.50%, 02/01/45 (Call 08/01/44)	24,695	27,351,293
4.80%, 04/01/44 (Call 10/01/43)	20,345	23,200,170
5.65%, 12/01/41 (Call 06/01/41)	12,125	15,316,130

		363,154,668
CHEMICALS — 2.13%
CF Industries Inc.
3.45%, 06/01/23[a]	10,750	10,833,932
4.95%, 06/01/43[a]	10,116	10,720,821
5.15%, 03/15/34	6,255	6,906,915
5.38%, 03/15/44	9,204	10,367,270
6.88%, 05/01/18	11,300	12,892,359
7.13%, 05/01/20	2,310	2,773,932
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	5,552	5,577,842
3.50%, 10/01/24 (Call 07/01/24)	9,000	9,125,544

Security	Principal (000s)	Value
4.13%, 11/15/21 (Call 08/15/21)	$13,608	$14,703,414
4.25%, 11/15/20 (Call 08/15/20)	16,590	17,932,131
4.38%, 11/15/42 (Call 05/15/42)	14,250	14,170,833
5.25%, 11/15/41 (Call 05/15/41)	9,145	10,270,321
7.38%, 11/01/29	9,577	12,971,614
8.55%, 05/15/19	34,037	42,577,220
9.40%, 05/15/39	9,801	15,803,535
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	16,250	16,417,572
3.60%, 08/15/22 (Call 05/15/22)	6,538	6,763,479
3.80%, 03/15/25 (Call 12/15/24)	5,000	5,195,755
4.65%, 10/15/44 (Call 04/15/44)	6,205	6,490,249
Ecolab Inc.
4.35%, 12/08/21	16,400	17,900,910
5.50%, 12/08/41	7,698	9,215,149
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	21,492	21,464,443
3.63%, 01/15/21[a]	17,574	18,712,502
4.15%, 02/15/43[a]	6,215	6,274,599
4.63%, 01/15/20	9,423	10,498,516
6.00%, 07/15/18	3,534	4,022,988
LYB International Finance BV
4.00%, 07/15/23	6,181	6,519,451
4.88%, 03/15/44 (Call 09/15/43)[a]	7,350	7,840,774
5.25%, 07/15/43	13,009	14,558,230
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	24,100	26,561,328
5.75%, 04/15/24 (Call 01/15/24)[a]	6,520	7,697,314
6.00%, 11/15/21 (Call 08/17/21)	14,911	17,553,587
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	5,444	5,659,243

116	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.40%, 07/15/44 (Call 01/15/44)	$16,000	$17,182,320
4.70%, 07/15/64 (Call 01/15/64)	5,860	6,428,420
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	10,955	11,814,156
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)[a]	8,753	9,143,695
Rohm & Haas Co.
7.85%, 07/15/29	12,506	17,537,042

		469,079,405
COMMERCIAL SERVICES — 0.17%
Synchrony Financial
2.70%, 02/03/20	1,235	1,232,306
3.00%, 08/15/19 (Call 07/15/19)	13,500	13,715,621
3.75%, 08/15/21 (Call 06/15/21)	6,940	7,183,536
4.25%, 08/15/24 (Call 05/15/24)	15,045	15,757,921

		37,889,384
COMPUTERS — 2.83%
Apple Inc.
1.00%, 05/03/18	43,656	43,295,764
1.55%, 02/07/20	12,000	11,861,554
2.10%, 05/06/19[a]	23,360	23,839,866
2.15%, 02/09/22	5,000	4,938,372
2.40%, 05/03/23	63,055	62,468,324
2.50%, 02/09/25	16,455	16,141,953
2.85%, 05/06/21	33,153	34,452,770
3.45%, 05/06/24[a]	34,010	36,196,265
3.45%, 02/09/45	14,350	13,455,742
3.85%, 05/04/43	30,053	30,271,509
4.45%, 05/06/44[a]	17,050	18,931,682
EMC Corp./MA
1.88%, 06/01/18	18,806	18,928,625
2.65%, 06/01/20	28,030	28,536,659
3.38%, 06/01/23 (Call 03/01/23)[a]	10,589	10,709,558

Security	Principal (000s)	Value
Hewlett-Packard Co.
2.75%, 01/14/19[a]	$16,993	$17,369,935
3.75%, 12/01/20	13,266	13,937,200
4.30%, 06/01/21[a]	14,905	16,035,046
4.38%, 09/15/21[a]	14,775	15,958,785
4.65%, 12/09/21[a]	6,407	7,025,926
5.50%, 03/01/18	8,780	9,730,354
6.00%, 09/15/41	14,377	16,351,044
International Business Machines Corp.
1.25%, 02/08/18	1,970	1,969,926
1.63%, 05/15/20[a]	16,955	16,680,694
1.88%, 08/01/22	8,836	8,421,652
1.95%, 02/12/19[a]	8,140	8,232,702
3.38%, 08/01/23	18,125	18,843,557
3.63%, 02/12/24[a]	23,245	24,559,770
4.00%, 06/20/42	20,343	20,456,939
7.63%, 10/15/18	23,048	27,834,911
8.38%, 11/01/19	4,987	6,420,017
Seagate HDD Cayman
3.75%, 11/15/18	7,075	7,322,625
4.75%, 06/01/23[a]	22,250	23,676,872
4.75%, 01/01/25[c]	7,450	7,878,380

		622,734,978
COSMETICS & PERSONAL CARE — 0.29%
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	5,000	5,034,453
2.30%, 02/06/22	8,448	8,543,164
3.10%, 08/15/23[a]	14,834	15,523,720
4.70%, 02/15/19	8,277	9,292,774
5.55%, 03/05/37	19,347	25,650,288

		64,044,399
DIVERSIFIED FINANCIAL SERVICES — 4.78%
American Express Co.
1.55%, 05/22/18[a]	8,206	8,195,036
2.65%, 12/02/22	13,418	13,396,665
4.05%, 12/03/42	15,454	15,717,423
7.00%, 03/19/18	15,592	18,031,538
American Express Credit Corp.
2.13%, 07/27/18[a]	12,163	12,350,639
2.13%, 03/18/19	18,645	18,797,382
2.25%, 08/15/19	17,800	17,968,513

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Ameriprise Financial Inc.
4.00%, 10/15/23	$10,000	$10,762,424
5.30%, 03/15/20[a]	100	114,162
Associates Corp. of North America
6.95%, 11/01/18	2,825	3,296,550
Bear Stearns Companies LLC (The)
7.25%, 02/01/18	15,890	18,355,871
BP Capital Markets PLC
2.52%, 01/15/20[a]	16,275	16,537,013
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	17,970	18,041,073
3.38%, 02/15/23	16,080	16,227,648
CME Group Inc./IL
3.00%, 09/15/22	1,547	1,594,611
5.30%, 09/15/43 (Call 03/15/43)	11,068	13,567,168
Ford Motor Credit Co. LLC
2.38%, 01/16/18	17,660	17,952,379
2.38%, 03/12/19[a]	13,150	13,311,087
2.60%, 11/04/19	2,000	2,025,400
2.88%, 10/01/18[a]	3,175	3,269,932
3.66%, 09/08/24[a]	8,200	8,451,740
4.25%, 09/20/22	12,995	14,079,438
4.38%, 08/06/23[a]	11,529	12,560,845
5.00%, 05/15/18[a]	17,691	19,327,985
5.75%, 02/01/21[a]	13,670	15,919,522
5.88%, 08/02/21	26,004	30,636,883
8.13%, 01/15/20	12,508	15,671,914
General Electric Capital Corp.
1.63%, 04/02/18[a]	16,760	16,859,415
2.20%, 01/09/20 (Call 12/09/19)	19,000	19,170,810
2.30%, 01/14/19[a]	23,594	24,220,421
3.10%, 01/09/23	27,454	28,492,003
3.15%, 09/07/22[a]	24,547	25,531,580
3.45%, 05/15/24 (Call 02/13/24)[a]	18,818	19,911,937
4.38%, 09/16/20	6,129	6,825,408
4.63%, 01/07/21	38,173	43,037,385
4.65%, 10/17/21	26,202	29,784,104
5.30%, 02/11/21	23,390	26,980,515
5.50%, 01/08/20	21,304	24,635,733

Security	Principal (000s)	Value
5.63%, 05/01/18	$31,823	$35,821,560
5.88%, 01/14/38	60,773	78,675,942
6.00%, 08/07/19[a]	17,834	20,910,470
6.15%, 08/07/37	21,992	29,343,486
6.88%, 01/10/39	43,533	62,980,062
Series A
5.55%, 05/04/20[a]	3,390	3,956,015
6.75%, 03/15/32	57,679	79,803,511
HSBC Finance Corp.
6.68%, 01/15/21	32,291	38,603,312
Intercontinental Exchange Inc.
4.00%, 10/15/23	10,000	10,737,474
Jefferies Group LLC
5.13%, 04/13/18	19,674	20,771,701
6.88%, 04/15/21	5,452	6,225,991
8.50%, 07/15/19	3,600	4,295,910
Nomura Holdings Inc.
2.75%, 03/19/19	22,500	22,920,478
6.70%, 03/04/20	13,843	16,474,198

		1,053,130,262
ELECTRIC — 1.24%
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	8,500	9,326,525
5.15%, 11/15/43 (Call 05/15/43)	12,680	15,242,632
6.13%, 04/01/36	14,860	19,416,923
6.50%, 09/15/37[a]	10,600	14,514,530
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	12,130	13,569,233
4.63%, 12/01/54 (Call 06/01/54)	12,500	14,109,765
Duke Energy Carolinas LLC
5.30%, 02/15/40	6,920	8,728,015
Duke Energy Florida Inc.
6.40%, 06/15/38	14,406	20,530,999
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	850	859,273
5.60%, 06/15/42 (Call 12/15/41)[a]	11,280	12,838,031
6.25%, 10/01/39	7,720	9,431,806

118	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Georgia Power Co.
4.30%, 03/15/42	$12,125	$13,148,458
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	5,713	6,453,520
6.40%, 03/15/18	9,398	10,712,921
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	9,227	11,836,192
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	2,016	2,120,821
5.40%, 01/15/40[a]	9,525	11,623,816
5.80%, 03/01/37[a]	13,047	16,535,870
6.05%, 03/01/34	38,084	49,843,098
8.25%, 10/15/18	5,383	6,588,651
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	4,470	5,238,508

		272,669,587
ELECTRONICS — 0.73%
Honeywell International Inc.
4.25%, 03/01/21[a]	8,626	9,652,247
5.00%, 02/15/19	11,324	12,727,825
5.30%, 03/01/18	8,343	9,303,755
Koninklijke Philips NV
3.75%, 03/15/22	36,980	39,481,708
5.75%, 03/11/18	9,859	11,021,181
6.88%, 03/11/38	5,166	7,080,262
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	18,662	18,869,350
3.15%, 01/15/23 (Call 10/15/22)	10,998	11,058,397
3.30%, 02/15/22	935	960,253
3.60%, 08/15/21 (Call 05/15/21)	20,756	21,808,792
4.15%, 02/01/24 (Call 11/01/23)[a]	4,351	4,670,821
4.50%, 03/01/21	12,781	13,996,631

		160,631,222
ENGINEERING & CONSTRUCTION — 0.13%
ABB Finance USA Inc.
2.88%, 05/08/22[a]	24,263	24,774,547
4.38%, 05/08/42	3,075	3,390,761

		28,165,308

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.10%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)[a]	$7,835	$8,182,789
5.00%, 03/01/20	8,107	9,034,097
Waste Management Inc.
4.10%, 03/01/45	5,000	5,056,608

		22,273,494
FOOD — 1.72%
ConAgra Foods Inc.
1.90%, 01/25/18[a]	11,645	11,611,819
3.20%, 01/25/23 (Call 10/25/22)[a]	9,497	9,377,192
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	17,374	17,867,512
5.65%, 02/15/19	8,850	9,974,239
Kellogg Co.
4.00%, 12/15/20	8,032	8,644,692
Series B
7.45%, 04/01/31	11,876	15,537,345
Kraft Foods Group Inc.
3.50%, 06/06/22	24,901	25,614,737
5.00%, 06/04/42	25,403	27,399,107
5.38%, 02/10/20	10,580	11,941,658
6.13%, 08/23/18	750	852,493
6.50%, 02/09/40	8,644	10,593,389
6.88%, 01/26/39	8,797	11,132,567
Kroger Co. (The)
6.15%, 01/15/20	7,327	8,561,206
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	9,134	9,187,585
4.00%, 02/01/24 (Call 11/01/23)[a]	14,454	15,585,583
5.38%, 02/10/20[a]	16,842	19,310,825
6.50%, 02/09/40	22,311	30,682,029
Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)[a]	8,000	8,122,940
3.00%, 10/02/21 (Call 08/02/21)[a]	8,000	8,225,180

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
3.50%, 10/02/24 (Call 07/02/24)[a]	$16,875	$17,552,312
4.35%, 10/02/34 (Call 04/02/34)	7,225	7,520,640
4.50%, 10/02/44 (Call 04/02/44)[a]	13,500	14,300,766
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	15,000	15,282,145
3.95%, 08/15/24 (Call 05/15/24)[a]	15,000	15,939,463
4.50%, 06/15/22 (Call 03/15/22)	6,000	6,617,357
Unilever Capital Corp.
2.20%, 03/06/19	13,511	13,760,591
4.25%, 02/10/21	8,763	9,777,996
4.80%, 02/15/19	7,064	7,894,691
5.90%, 11/15/32	7,755	10,689,242

		379,557,301
FOREST PRODUCTS & PAPER — 0.32%
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	11,100	11,347,255
4.75%, 02/15/22 (Call 11/15/21)	8,627	9,598,155
4.80%, 06/15/44 (Call 12/15/43)	9,100	9,461,870
7.30%, 11/15/39[a]	3,050	4,106,021
7.50%, 08/15/21	8,269	10,389,134
7.95%, 06/15/18[a]	22,463	26,628,424

		71,530,859
GAS — 0.04%
Sempra Energy
6.00%, 10/15/39	6,990	9,034,392

		9,034,392
HEALTH CARE — PRODUCTS — 1.77%
Baxter International Inc.
1.85%, 06/15/18	8,238	8,272,223
3.20%, 06/15/23 (Call 03/15/23)	20,085	20,310,946
Becton Dickinson and Co.
2.68%, 12/15/19	14,930	15,244,238
3.13%, 11/08/21	11,841	12,136,476

Security	Principal (000s)	Value
3.73%, 12/15/24 (Call 09/15/24)[a]	$19,180	$20,106,774
4.69%, 12/15/44 (Call 06/15/44)	12,000	13,078,033
Boston Scientific Corp.
6.00%, 01/15/20	11,706	13,416,533
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	2,000	2,020,256
6.55%, 10/15/37	12,935	18,128,718
Medtronic Inc.
1.38%, 04/01/18	8,204	8,151,485
2.50%, 03/15/20[c]	28,000	28,525,711
2.75%, 04/01/23 (Call 01/01/23)	10,924	10,902,611
3.15%, 03/15/22[c]	40,245	41,727,191
3.50%, 03/15/25[c]	50,250	52,488,457
3.63%, 03/15/24 (Call 12/15/23)	4,494	4,762,793
4.00%, 04/01/43 (Call 10/01/42)[a]	8,000	8,328,388
4.38%, 03/15/35[c]	36,900	40,170,144
4.45%, 03/15/20	13,593	15,105,296
4.63%, 03/15/45[c]	42,589	48,412,224
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	8,310	8,456,562

		389,745,059
HEALTH CARE — SERVICES — 1.16%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	14,580	14,552,700
3.95%, 09/01/20	11,715	12,566,870
6.63%, 06/15/36	7,798	10,537,734
Anthem Inc.
2.25%, 08/15/19	11,625	11,661,854
3.13%, 05/15/22	9,668	9,875,313
3.30%, 01/15/23	15,350	15,720,179
3.50%, 08/15/24 (Call 05/15/24)[a]	10,250	10,601,148
4.63%, 05/15/42	11,469	12,456,749
4.65%, 01/15/43[a]	11,075	12,051,202

120	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
4.65%, 08/15/44 (Call 02/15/44)	$9,244	$10,127,827
5.85%, 01/15/36	4,650	5,688,897
6.38%, 06/15/37	3,470	4,517,064
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)[a]	6,764	7,348,773
5.38%, 02/15/42 (Call 08/15/41)	9,455	11,643,423
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	8,000	8,777,928
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)[a]	10,000	10,131,268
4.70%, 02/01/45 (Call 08/01/44)	8,500	8,742,434
UnitedHealth Group Inc.
2.88%, 12/15/21	2,000	2,052,048
2.88%, 03/15/22 (Call 12/15/21)[a]	17,554	17,986,237
2.88%, 03/15/23[a]	6,500	6,628,786
4.25%, 03/15/43 (Call 09/15/42)[a]	15,080	16,383,021
5.80%, 03/15/36	4,000	5,139,439
6.00%, 02/15/18	7,334	8,293,699
6.88%, 02/15/38	15,598	22,448,534

		255,933,127
HOLDING COMPANIES — DIVERSIFIED — 0.03%
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	6,000	6,000,243

		6,000,243
INSURANCE — 2.00%
Aflac Inc.
3.63%, 11/15/24[a]	14,562	15,304,231
8.50%, 05/15/19[a]	8,475	10,661,413
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	17,670	17,864,085
3.38%, 08/15/20	12,455	13,138,484

Security	Principal (000s)	Value
3.88%, 01/15/35 (Call 07/15/34)	$13,240	$13,328,151
4.13%, 02/15/24	13,045	14,210,928
4.38%, 01/15/55 (Call 07/15/54)	6,500	6,551,841
4.50%, 07/16/44 (Call 01/16/44)	25,061	26,727,990
4.88%, 06/01/22	11,394	12,983,264
5.85%, 01/16/18	20,509	23,008,966
6.25%, 05/01/36	11,280	14,532,565
6.40%, 12/15/20	4,957	6,034,173
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	14,417	15,093,183
4.25%, 01/15/21[a]	8,557	9,553,352
5.40%, 05/15/18[a]	13,221	14,975,090
5.75%, 01/15/40	8,350	11,032,621
Berkshire Hathaway Inc.
1.55%, 02/09/18	7,000	7,046,941
2.10%, 08/14/19	10,000	10,133,439
4.50%, 02/11/43[a]	11,371	12,868,229
Chubb Corp. (The)
6.00%, 05/11/37[a]	4,275	5,666,365
MetLife Inc.
3.60%, 04/10/24[a]	14,025	14,789,821
4.13%, 08/13/42	4,658	4,800,259
4.75%, 02/08/21	14,686	16,575,063
4.88%, 11/13/43	10,415	12,058,040
5.70%, 06/15/35	3,905	4,975,010
5.88%, 02/06/41	13,350	17,212,709
6.38%, 06/15/34	8,149	11,075,967
7.72%, 02/15/19	11,797	14,362,859
Series A
6.82%, 08/15/18	7,724	9,018,254
Series D
4.37%, 09/15/23	15,199	16,891,352
Prudential Financial Inc.
4.60%, 05/15/44[a]	10,000	10,607,242
7.38%, 06/15/19[a]	13,082	15,856,589
Series D
6.63%, 12/01/37	9,050	11,986,810
Travelers Companies Inc. (The)
5.35%, 11/01/40	6,950	8,755,247
6.25%, 06/15/37	8,655	11,832,823

		441,513,356

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
INTERNET — 0.78%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)[a]	$19,232	$18,752,196
2.60%, 12/05/19 (Call 11/05/19)	15,750	16,063,767
3.30%, 12/05/21 (Call 10/05/21)	6,500	6,737,586
3.80%, 12/05/24 (Call 09/05/24)[a]	12,500	13,145,585
4.80%, 12/05/34 (Call 06/05/34)	16,265	17,596,359
4.95%, 12/05/44 (Call 06/05/44)	20,500	22,065,808
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)[a]	11,600	11,581,576
2.60%, 07/15/22 (Call 04/15/22)[a]	14,488	13,735,203
2.88%, 08/01/21 (Call 06/01/21)	12,048	11,900,904
3.45%, 08/01/24 (Call 05/01/24)[a]	6,499	6,356,220
4.00%, 07/15/42 (Call 01/15/42)	10,324	8,878,818
Google Inc.
3.38%, 02/25/24[a]	12,080	12,851,292
3.63%, 05/19/21	11,281	12,260,718

		171,926,032
MACHINERY — 0.64%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	9,150	9,258,542
5.45%, 04/15/18	1,846	2,064,378
7.15%, 02/15/19	8,815	10,535,643
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	10,815	11,370,119
3.80%, 08/15/42[a]	18,055	18,165,926
3.90%, 05/27/21	16,432	17,908,885
5.20%, 05/27/41	10,860	13,008,917
7.90%, 12/15/18	15,100	18,382,808

Security	Principal (000s)	Value
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	$12,121	$12,137,339
3.90%, 06/09/42 (Call 12/09/41)	12,210	12,623,878
4.38%, 10/16/19	10,425	11,477,068
John Deere Capital Corp.
1.95%, 12/13/18[a]	3,259	3,295,597

		140,229,100
MANUFACTURING — 0.64%
3M Co.
5.70%, 03/15/37	3,350	4,390,484
Danaher Corp.
5.40%, 03/01/19	2,919	3,303,323
Eaton Corp.
2.75%, 11/02/22	16,967	16,988,801
4.15%, 11/02/42	6,490	6,667,816
General Electric Co.
2.70%, 10/09/22	42,135	42,944,274
3.38%, 03/11/24[a]	3,000	3,178,986
4.13%, 10/09/42	14,552	15,510,479
4.50%, 03/11/44	26,802	30,214,771
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	14,902	15,180,694
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	2,998	3,471,231

		141,850,859
MEDIA — 5.83%
21st Century Fox America Inc.
3.00%, 09/15/22[a]	14,035	14,269,115
4.50%, 02/15/21	6,607	7,287,614
6.15%, 03/01/37	8,275	10,606,798
6.15%, 02/15/41	19,476	25,344,769
6.20%, 12/15/34	12,879	16,516,617
6.40%, 12/15/35	16,255	21,347,358
6.65%, 11/15/37	9,057	12,208,834
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	2,065	2,074,566
4.60%, 01/15/45 (Call 07/15/44)	5,000	5,037,080
7.88%, 07/30/30	130	179,923

122	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	$2,747	$3,987,545
Comcast Corp.
2.85%, 01/15/23	7,385	7,490,655
3.13%, 07/15/22	23,840	24,744,440
3.38%, 02/15/25 (Call 11/15/24)[a]	19,250	20,074,143
3.60%, 03/01/24[a]	24,196	25,782,171
4.20%, 08/15/34 (Call 02/15/34)[a]	6,200	6,652,218
4.25%, 01/15/33	12,245	13,198,605
4.65%, 07/15/42	22,977	25,971,928
4.75%, 03/01/44[a]	17,506	20,127,530
5.15%, 03/01/20	16,568	18,991,547
5.65%, 06/15/35	12,002	15,064,966
5.70%, 05/15/18	9,177	10,375,405
5.88%, 02/15/18	10,978	12,392,122
6.40%, 05/15/38	1,800	2,446,764
6.40%, 03/01/40[a]	8,229	11,249,520
6.45%, 03/15/37	18,370	24,906,917
6.50%, 11/15/35[a]	4,197	5,728,050
6.55%, 07/01/39	14,853	20,551,246
6.95%, 08/15/37	30,028	42,811,223
7.05%, 03/15/33	3,910	5,489,994
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	11,200	11,127,909
3.80%, 03/15/22[a]	18,271	18,919,692
3.95%, 01/15/25 (Call 10/15/24)	19,750	20,269,480
4.45%, 04/01/24 (Call 01/01/24)[a]	19,878	21,215,768
4.60%, 02/15/21 (Call 11/15/20)	18,955	20,559,014
5.00%, 03/01/21[a]	17,479	19,361,436
5.15%, 03/15/42	17,518	17,973,922
5.20%, 03/15/20	5,905	6,599,364
5.88%, 10/01/19	8,449	9,664,726
6.00%, 08/15/40 (Call 05/15/40)[a]	11,025	12,313,954
6.38%, 03/01/41	12,465	14,590,718

Security	Principal (000s)	Value
Discovery Communications LLC
4.88%, 04/01/43[a]	$10,510	$10,995,336
5.05%, 06/01/20	14,835	16,475,858
6.35%, 06/01/40	6,600	8,083,954
Historic TW Inc.
6.63%, 05/15/29	15,050	19,351,073
NBCUniversal Media LLC
2.88%, 01/15/23	14,161	14,286,836
4.38%, 04/01/21	18,102	20,085,022
4.45%, 01/15/43	10,207	11,179,172
5.15%, 04/30/20	23,959	27,536,091
5.95%, 04/01/41	17,724	23,157,040
6.40%, 04/30/40	10,643	14,602,766
Thomson Reuters Corp.
6.50%, 07/15/18	6,979	7,976,120
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	8,208	8,680,561
4.50%, 09/15/42 (Call 03/15/42)[a]	22,360	22,253,356
5.00%, 02/01/20[a]	20,123	22,291,710
5.50%, 09/01/41 (Call 03/01/41)	9,812	10,750,682
5.88%, 11/15/40 (Call 05/15/40)	13,241	15,120,304
6.55%, 05/01/37	13,792	16,638,648
6.75%, 07/01/18[a]	21,103	24,148,804
6.75%, 06/15/39	24,969	30,811,319
7.30%, 07/01/38	17,647	22,912,259
8.25%, 04/01/19	24,586	29,994,659
8.75%, 02/14/19	14,324	17,733,155
Time Warner Entertainment Co. LP
8.38%, 03/15/23[a]	17,273	22,978,424
8.38%, 07/15/33[a]	790	1,131,072
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)[a]	21,900	22,672,041
4.70%, 01/15/21[a]	10,473	11,686,116
4.75%, 03/29/21	7,410	8,288,709
4.88%, 03/15/20	8,776	9,845,680
6.10%, 07/15/40	12,640	16,037,743
6.25%, 03/29/41	14,195	18,131,843

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.50%, 11/15/36	$9,850	$12,732,347
7.63%, 04/15/31	18,053	25,391,662
7.70%, 05/01/32	20,526	29,369,407
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	7,075	7,432,687
4.38%, 03/15/43[a]	17,945	16,588,537
5.85%, 09/01/43 (Call 03/01/43)	22,867	25,847,414
6.88%, 04/30/36	8,639	10,711,062
Walt Disney Co. (The)
1.85%, 05/30/19	22,438	22,542,833
2.35%, 12/01/22[a]	17,146	17,075,907
2.75%, 08/16/21	5,376	5,520,722

		1,284,554,577
METAL FABRICATE & HARDWARE — 0.07%
Precision Castparts Corp.
1.25%, 01/15/18	7,749	7,694,411
2.50%, 01/15/23 (Call 10/15/22)	7,904	7,760,084

		15,454,495
MINING — 2.55%
Barrick Gold Corp.
3.85%, 04/01/22[a]	12,828	12,729,113
4.10%, 05/01/23[a]	17,360	17,238,369
5.25%, 04/01/42	3,150	3,086,430
6.95%, 04/01/19[a]	3,094	3,580,472
Barrick North America Finance LLC
4.40%, 05/30/21	18,739	19,468,226
5.70%, 05/30/41	16,374	16,596,965
5.75%, 05/01/43[a]	16,129	16,920,910
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	4,750	4,978,857
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	15,318	15,692,910
3.25%, 11/21/21	7,779	8,159,195
3.85%, 09/30/23	19,460	21,014,366
4.13%, 02/24/42	18,115	18,706,862
5.00%, 09/30/43	26,479	30,934,113
6.50%, 04/01/19[a]	16,158	19,043,804

Security	Principal (000s)	Value
Freeport-McMoRan Inc.
2.38%, 03/15/18	$16,122	$15,821,449
3.10%, 03/15/20[a]	15,923	15,220,888
3.55%, 03/01/22 (Call 12/01/21)	24,383	22,359,028
3.88%, 03/15/23 (Call 12/15/22)	24,267	22,265,171
4.55%, 11/14/24 (Call 08/14/24)[a]	8,950	8,460,466
5.40%, 11/14/34 (Call 05/14/34)[a]	11,000	9,865,351
5.45%, 03/15/43 (Call 09/15/42)	18,645	16,330,872
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[a]	6,035	6,049,902
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	16,444	16,133,235
4.88%, 03/15/42 (Call 09/15/41)	26,216	24,174,054
5.13%, 10/01/19[a]	5,319	5,826,943
6.25%, 10/01/39[a]	4,499	4,726,975
Rio Tinto Alcan Inc.
6.13%, 12/15/33	2,500	3,044,444
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[a]	152	159,855
3.75%, 09/20/21	18,980	20,028,624
4.13%, 05/20/21[a]	12,238	13,171,730
5.20%, 11/02/40	15,470	17,874,460
6.50%, 07/15/18	12,119	13,941,248
7.13%, 07/15/28	4,400	5,858,359
9.00%, 05/01/19	26,429	33,738,669
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	15,714	15,872,099
2.88%, 08/21/22 (Call 05/21/22)[a]	19,056	19,031,273
3.50%, 03/22/22 (Call 12/22/21)	12,321	12,807,925
4.13%, 08/21/42 (Call 02/21/42)[a]	12,121	12,245,327

124	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	$11,180	$10,357,833
6.25%, 07/15/41 (Call 01/15/41)	8,185	7,943,545

		561,460,317
OFFICE & BUSINESS EQUIPMENT — 0.10%
Xerox Corp.
4.50%, 05/15/21	14,166	15,306,999
6.35%, 05/15/18	6,622	7,493,559

		22,800,558
OIL & GAS — 8.63%
Anadarko Finance Co.
7.50%, 05/01/31	5,000	6,718,248
Anadarko Petroleum Corp.
6.20%, 03/15/40	7,320	9,074,414
6.45%, 09/15/36	26,042	33,182,318
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)[a]	12,083	12,272,005
4.25%, 01/15/44 (Call 07/15/43)	4,970	4,830,388
4.75%, 04/15/43 (Call 10/15/42)	25,510	26,835,193
5.10%, 09/01/40 (Call 03/01/40)	11,585	12,370,931
6.00%, 01/15/37	12,868	15,240,119
BP Capital Markets PLC
1.38%, 05/10/18	5,279	5,235,096
2.24%, 09/26/18	6,201	6,300,334
2.24%, 05/10/19[a]	12,935	13,045,967
2.32%, 02/13/20	20,500	20,611,475
2.50%, 11/06/22	14,805	14,408,983
2.75%, 05/10/23	19,005	18,664,571
3.25%, 05/06/22[a]	25,313	26,133,660
3.54%, 11/04/24[a]	13,488	13,845,064
3.56%, 11/01/21	14,829	15,561,880
3.81%, 02/10/24[a]	22,759	23,842,431
3.99%, 09/26/23	2,940	3,126,948
4.50%, 10/01/20	16,186	17,866,960
4.74%, 03/11/21[a]	15,580	17,311,638
4.75%, 03/10/19	8,707	9,590,438

Security	Principal (000s)	Value
Canadian Natural Resources Ltd.
6.25%, 03/15/38[a]	$7,429	$8,699,580
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	13,357	11,986,816
5.70%, 10/15/19	5,542	6,125,829
6.75%, 11/15/39[a]	14,245	17,018,393
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)	20,299	20,527,366
1.96%, 03/03/20	8,000	8,014,169
2.36%, 12/05/22 (Call 09/05/22)[a]	35,458	35,016,516
2.43%, 06/24/20 (Call 05/24/20)	16,889	17,278,207
3.19%, 06/24/23 (Call 03/24/23)	26,835	28,041,300
4.95%, 03/03/19	19,039	21,378,865
ConocoPhillips
5.75%, 02/01/19	18,858	21,610,770
6.00%, 01/15/20[a]	10,988	12,864,519
6.50%, 02/01/39	44,469	60,438,596
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)[a]	18,500	18,136,760
2.88%, 11/15/21 (Call 09/15/21)	7,000	7,137,883
3.35%, 11/15/24 (Call 08/15/24)[a]	6,000	6,194,316
4.30%, 11/15/44 (Call 05/15/44)[a]	8,500	9,002,873
ConocoPhillips Holding Co.
6.95%, 04/15/29	6,025	8,219,158
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[a]	17,260	16,085,226
4.50%, 04/15/23 (Call 01/15/23)	7,097	6,925,048
5.00%, 09/15/22 (Call 03/15/17)[a]	27,674	27,411,808

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	$10,150	$10,266,846
3.25%, 05/15/22 (Call 02/15/22)[a]	22,856	23,556,943
4.75%, 05/15/42 (Call 11/15/41)[a]	12,658	13,640,991
5.60%, 07/15/41 (Call 01/15/41)	13,223	15,730,464
7.95%, 04/15/32	10,302	14,500,520
Devon Financing Corp. LLC
7.88%, 09/30/31	11,688	16,263,951
Encana Corp.
6.50%, 08/15/34	14,085	15,970,310
6.50%, 02/01/38	5,400	6,160,685
Ensco PLC
4.70%, 03/15/21	13,675	13,998,352
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	16,325	16,071,809
4.10%, 02/01/21	6,446	7,016,552
5.63%, 06/01/19	10,184	11,624,195
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)[a]	15,395	15,578,963
3.18%, 03/15/24 (Call 12/15/23)[a]	10,000	10,557,910
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 11/15/15)	6,029	6,375,668
6.88%, 02/15/23 (Call 02/15/18)	3,623	3,837,962
Hess Corp.
5.60%, 02/15/41[a]	10,578	11,749,414
6.00%, 01/15/40	8,965	10,234,881
7.30%, 08/15/31	12,318	15,383,717
8.13%, 02/15/19	3,922	4,679,475
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	12,508	12,684,539

Security	Principal (000s)	Value
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	$5,301	$5,161,232
5.90%, 03/15/18	11,484	12,695,408
6.60%, 10/01/37[a]	8,450	10,192,783
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	7,220	7,377,522
4.75%, 09/15/44 (Call 03/15/44)	8,840	9,030,917
5.13%, 03/01/21	16,935	19,035,565
6.50%, 03/01/41 (Call 09/01/40)	15,366	18,892,273
Nabors Industries Inc.
6.15%, 02/15/18	6,420	6,748,271
Nexen Energy ULC
5.88%, 03/10/35	9,338	11,229,362
6.40%, 05/15/37	15,760	20,134,256
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	9,510	10,085,927
5.05%, 11/15/44	10,000	10,602,188
5.25%, 11/15/43 (Call 05/15/43)	11,740	12,610,316
6.00%, 03/01/41 (Call 09/01/40)	7,165	8,226,410
8.25%, 03/01/19	14,127	16,965,877
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	9,556	9,368,043
3.13%, 02/15/22 (Call 11/15/21)	8,621	8,788,708
Series 1
4.10%, 02/01/21 (Call 11/01/20)	18,420	19,972,898
Petro-Canada
6.80%, 05/15/38	11,135	14,775,388
Phillips 66
4.30%, 04/01/22	21,594	23,321,520
4.65%, 11/15/34 (Call 05/15/34)	10,185	10,986,050
4.88%, 11/15/44 (Call 05/15/44)	21,745	23,462,420
5.88%, 05/01/42	18,690	22,054,200

126	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Pride International Inc.
6.88%, 08/15/20	$12,930	$14,656,955
Shell International Finance BV
1.90%, 08/10/18	19,952	20,271,455
2.00%, 11/15/18[a]	16,778	17,072,004
2.25%, 01/06/23[a]	12,989	12,701,091
2.38%, 08/21/22	10,763	10,682,866
3.40%, 08/12/23	19,708	20,877,185
4.30%, 09/22/19[a]	26,271	29,061,797
4.38%, 03/25/20	5,375	6,008,958
4.55%, 08/12/43	19,401	22,044,829
5.50%, 03/25/40	16,800	21,161,446
6.38%, 12/15/38	18,195	25,229,826
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)	15,500	15,843,871
4.10%, 03/15/22 (Call 12/15/21)[a]	3,000	2,958,391
4.95%, 01/23/25 (Call 10/23/24)	11,250	11,609,796
Statoil ASA
1.95%, 11/08/18	11,905	12,034,453
2.25%, 11/08/19	3,500	3,552,588
2.45%, 01/17/23	13,203	12,960,780
2.65%, 01/15/24	19,399	19,135,304
2.75%, 11/10/21	1,880	1,919,987
2.90%, 11/08/20	6,377	6,628,019
3.15%, 01/23/22	12,892	13,476,923
3.70%, 03/01/24	7,600	8,119,515
3.95%, 05/15/43	13,957	14,264,085
4.80%, 11/08/43	8,361	9,723,900
5.10%, 08/17/40	6,010	7,138,399
5.25%, 04/15/19	19,348	21,963,263
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	8,000	8,250,290
6.10%, 06/01/18	19,030	21,477,256
6.50%, 06/15/38	7,603	9,841,195
6.85%, 06/01/39[a]	14,770	19,716,940
Total Capital Canada Ltd.
2.75%, 07/15/23	13,237	13,198,373
Total Capital International SA
2.10%, 06/19/19	12,250	12,374,665
2.13%, 01/10/19[a]	7,000	7,103,018

Security	Principal (000s)	Value
2.70%, 01/25/23	$14,459	$14,441,380
2.88%, 02/17/22	20,762	21,186,560
3.70%, 01/15/24	12,250	13,051,186
3.75%, 04/10/24[a]	14,206	15,194,000
Total Capital SA
2.13%, 08/10/18	14,337	14,589,797
4.45%, 06/24/20[a]	16,406	18,264,772
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)[a]	9,650	7,490,813
6.00%, 03/15/18[a]	6,553	6,374,631
6.38%, 12/15/21	12,340	10,828,350
6.50%, 11/15/20[a]	11,882	10,556,520
6.80%, 03/15/38[a]	11,272	9,012,656
Valero Energy Corp.
6.13%, 02/01/20[a]	11,824	13,617,523
6.63%, 06/15/37	15,933	19,761,255
7.50%, 04/15/32	8,281	10,734,842
9.38%, 03/15/19	2,279	2,844,809

		1,902,793,257
OIL & GAS SERVICES — 0.82%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	1,950	2,000,587
5.13%, 09/15/40	16,432	18,934,079
7.50%, 11/15/18	11,901	14,198,645
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)[a]	9,550	9,983,933
4.75%, 08/01/43 (Call 02/01/43)[a]	10,150	11,287,972
6.15%, 09/15/19	11,036	12,900,975
6.70%, 09/15/38	7,395	9,857,994
7.45%, 09/15/39	12,910	18,496,927
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	15,003	14,616,479
3.95%, 12/01/42 (Call 06/01/42)[a]	11,084	10,574,985
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	22,422	23,936,938

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	$10,395	$9,491,468
5.13%, 09/15/20	10,670	10,186,064
9.63%, 03/01/19[a]	13,304	14,941,788

		181,408,834
PHARMACEUTICALS — 4.99%
Abbott Laboratories
5.13%, 04/01/19	10,808	12,177,175
AbbVie Inc.
2.00%, 11/06/18	18,386	18,468,504
2.90%, 11/06/22	34,814	34,920,419
4.40%, 11/06/42[a]	30,337	31,848,016
Actavis Funding SCS
3.85%, 06/15/24 (Call 03/15/24)[a]	10,000	10,173,576
4.85%, 06/15/44 (Call 12/15/43)	22,085	22,606,961
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)[a]	30,573	30,211,655
4.63%, 10/01/42 (Call 04/01/42)	16,219	16,263,933
AstraZeneca PLC
1.95%, 09/18/19[a]	6,138	6,183,925
4.00%, 09/18/42[a]	10,900	11,201,890
6.45%, 09/15/37	32,191	44,066,904
Bristol-Myers Squibb Co.
2.00%, 08/01/22	9,509	9,203,349
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	1,330	1,330,861
3.70%, 03/01/45 (Call 09/01/44)	2,140	2,142,449
5.55%, 03/15/37	9,739	12,142,139
Express Scripts Holding Co.
2.25%, 06/15/19	16,806	16,800,730
3.50%, 06/15/24 (Call 03/15/24)	7,437	7,596,968
3.90%, 02/15/22	13,877	14,677,536
4.75%, 11/15/21	9,685	10,805,093

Security	Principal (000s)	Value
Forest Laboratories Inc.
4.38%, 02/01/19[c]	$3,500	$3,713,490
4.88%, 02/15/21[c]	11,250	12,230,596
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	20,335	20,402,661
5.65%, 05/15/18	29,814	33,667,987
6.38%, 05/15/38	27,731	37,526,987
GlaxoSmithKline Capital PLC
2.85%, 05/08/22[a]	22,469	22,871,081
Johnson & Johnson
3.38%, 12/05/23	7,861	8,479,629
4.38%, 12/05/33 (Call 06/05/33)	9,000	10,384,406
5.15%, 07/15/18	12,957	14,585,694
5.95%, 08/15/37	12,830	17,860,563
McKesson Corp.
2.28%, 03/15/19	11,562	11,641,778
3.80%, 03/15/24 (Call 12/15/23)	14,581	15,457,885
4.88%, 03/15/44 (Call 09/15/43)	7,604	8,679,137
Medco Health Solutions Inc.
7.13%, 03/15/18	17,907	20,676,158
Merck & Co. Inc.
1.30%, 05/18/18	18,018	17,995,962
1.85%, 02/10/20	13,185	13,154,747
2.35%, 02/10/22	6,385	6,355,899
2.40%, 09/15/22 (Call 06/15/22)	18,781	18,653,045
2.75%, 02/10/25 (Call 11/10/24)	12,840	12,807,724
2.80%, 05/18/23	10,067	10,200,115
3.70%, 02/10/45 (Call 08/10/44)	12,655	12,558,041
3.88%, 01/15/21 (Call 10/15/20)	24,305	26,504,607
4.15%, 05/18/43	15,400	16,382,408
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	14,928	16,897,179
Novartis Capital Corp.
2.40%, 09/21/22	30,734	30,735,558
3.40%, 05/06/24	26,725	28,351,329
4.40%, 04/24/20	2,182	2,439,860
4.40%, 05/06/44	23,933	27,486,634

128	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Novartis Securities Investment Ltd.
5.13%, 02/10/19	$25,392	$28,628,551
Perrigo Finance PLC
3.90%, 12/15/24 (Call 09/15/24)	3,721	3,855,120
Pfizer Inc.
1.50%, 06/15/18	13,895	13,989,335
2.10%, 05/15/19	21,320	21,636,029
3.00%, 06/15/23	18,860	19,237,345
3.40%, 05/15/24[a]	17,025	17,859,918
4.30%, 06/15/43	7,091	7,567,983
4.40%, 05/15/44[a]	3,460	3,763,899
6.20%, 03/15/19	31,326	36,588,737
7.20%, 03/15/39	28,121	41,449,153
Sanofi
1.25%, 04/10/18	12,190	12,173,175
4.00%, 03/29/21[a]	26,893	29,559,699
Wyeth LLC
5.95%, 04/01/37	21,036	26,990,549
6.50%, 02/01/34	7,444	10,053,951
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	22,460	22,422,620
4.70%, 02/01/43 (Call 08/01/42)	11,725	11,913,849

		1,099,213,156
PIPELINES — 2.55%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	11,344	11,276,377
4.65%, 06/01/21 (Call 03/01/21)	13,763	14,810,736
5.20%, 02/01/22 (Call 11/01/21)[a]	18,300	20,176,332
6.50%, 02/01/42 (Call 08/01/41)[a]	9,910	11,812,594
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)[a]	19,500	19,700,832
3.35%, 03/15/23 (Call 12/15/22)[a]	14,147	14,514,647

Security	Principal (000s)	Value
3.75%, 02/15/25 (Call 11/15/24)	$14,425	$14,937,682
3.90%, 02/15/24 (Call 11/15/23)[a]	4,040	4,264,774
4.45%, 02/15/43 (Call 08/15/42)	7,405	7,679,823
4.85%, 08/15/42 (Call 02/15/42)	8,620	9,503,390
4.85%, 03/15/44 (Call 09/15/43)	12,090	13,323,537
5.10%, 02/15/45 (Call 08/15/44)	15,820	18,093,138
5.20%, 09/01/20	11,573	13,098,489
5.95%, 02/01/41	7,210	8,905,152
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	8,092	8,126,283
3.50%, 03/01/21 (Call 01/01/21)[a]	7,451	7,528,480
3.95%, 09/01/22 (Call 06/01/22)	11,598	11,868,790
5.50%, 03/01/44 (Call 09/01/43)[a]	9,650	10,331,165
6.95%, 01/15/38	13,269	15,998,107
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)[a]	12,000	12,133,450
4.30%, 06/01/25 (Call 03/01/25)[a]	21,000	21,961,002
5.05%, 02/15/46	3,500	3,558,730
5.30%, 12/01/34 (Call 06/01/34)[a]	17,500	18,449,630
5.55%, 06/01/45	21,650	23,302,666
7.75%, 01/15/32	5,100	6,439,644
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	12,946	12,231,647
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	6,000	6,130,488
3.65%, 06/01/22 (Call 03/01/22)	8,598	8,907,493

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	$10,500	$11,642,544
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)[a]	5,000	5,403,146
TransCanada PipeLines Ltd.
2.50%, 08/01/22	8,452	8,227,735
3.80%, 10/01/20	3,742	3,966,579
4.63%, 03/01/34 (Call 12/01/33)	15,200	16,314,611
6.10%, 06/01/40	9,200	11,539,191
6.20%, 10/15/37	8,625	10,736,010
6.50%, 08/15/18	8,737	10,040,254
7.13%, 01/15/19	8,197	9,666,696
7.63%, 01/15/39	16,010	22,921,214
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[a]	3,000	2,791,767
4.55%, 06/24/24 (Call 03/24/24)[a]	20,770	20,369,889
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	17,485	17,124,559
3.60%, 03/15/22 (Call 01/15/22)	7,000	7,007,819
3.90%, 01/15/25 (Call 10/15/24)[a]	6,125	6,069,929
4.00%, 09/15/25	3,000	3,009,771
4.30%, 03/04/24 (Call 12/04/23)	6,670	6,874,398
5.10%, 09/15/45	5,000	4,963,060
5.25%, 03/15/20[a]	16,468	18,133,442
6.30%, 04/15/40	14,708	16,923,387
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	200	206,994

		562,998,073
REAL ESTATE INVESTMENT TRUSTS — 0.91%
American Tower Corp.
3.40%, 02/15/19	3,909	4,005,818
3.50%, 01/31/23	9,356	9,232,554

Security	Principal (000s)	Value
4.50%, 01/15/18	$14,058	$14,952,317
4.70%, 03/15/22	2,100	2,221,993
5.00%, 02/15/24[a]	7,356	7,992,415
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	11,320	12,070,725
3.85%, 02/01/23 (Call 11/01/22)	15,583	16,428,565
4.13%, 05/15/21 (Call 02/15/21)[a]	4,226	4,556,654
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	6,000	6,374,719
4.63%, 12/15/21 (Call 09/15/21)	13,185	14,624,696
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)[a]	5,876	5,883,500
3.88%, 08/15/24 (Call 05/15/24)	7,700	7,875,876
4.25%, 11/15/23 (Call 08/15/23)	12,375	13,079,452
5.38%, 02/01/21 (Call 11/03/20)	15,350	17,218,557
Simon Property Group LP
3.38%, 10/01/24	14,479	14,915,310
4.38%, 03/01/21 (Call 12/01/20)	15,679	17,372,302
5.65%, 02/01/20 (Call 11/01/19)	7,495	8,690,033
6.13%, 05/30/18	7,499	8,535,424
Weyerhaeuser Co.
7.38%, 03/15/32	10,702	14,377,370

		200,408,280
RETAIL — 4.14%
Costco Wholesale Corp.
1.70%, 12/15/19	11,833	11,771,504
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)[a]	12,600	12,881,426
2.25%, 08/12/19 (Call 07/12/19)	5,000	5,081,602

130	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
2.75%, 12/01/22 (Call 09/01/22)	$3,000	$3,013,243
4.00%, 12/05/23 (Call 09/05/23)	20,538	22,270,159
5.30%, 12/05/43 (Call 06/05/43)	8,500	10,391,850
6.13%, 09/15/39	5,345	6,986,236
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	16,270	16,520,739
2.25%, 09/10/18 (Call 08/10/18)	12,301	12,675,451
2.70%, 04/01/23 (Call 01/01/23)[a]	11,343	11,476,687
3.75%, 02/15/24 (Call 11/15/23)[a]	13,604	14,786,110
4.20%, 04/01/43 (Call 10/01/42)	8,515	9,203,340
4.40%, 04/01/21 (Call 01/01/21)[a]	6,072	6,841,165
4.40%, 03/15/45 (Call 09/15/44)[a]	11,765	13,090,734
4.88%, 02/15/44 (Call 08/15/43)	15,176	18,052,175
5.88%, 12/16/36	34,922	45,862,986
5.95%, 04/01/41 (Call 10/01/40)	12,590	16,713,352
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	14,555	15,141,223
4.65%, 04/15/42 (Call 10/15/41)	2,555	2,877,144
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	7,240	7,180,106
McDonald’s Corp.
2.63%, 01/15/22	10,933	11,036,784
5.35%, 03/01/18	4,148	4,620,694
6.30%, 10/15/37	10,701	14,014,474
6.30%, 03/01/38	9,628	12,643,317
Target Corp.
2.30%, 06/26/19[a]	18,994	19,403,131
2.90%, 01/15/22[a]	15,587	16,152,557
3.50%, 07/01/24[a]	10,000	10,631,577

Security	Principal (000s)	Value
3.88%, 07/15/20[a]	$6,671	$7,301,015
4.00%, 07/01/42[a]	22,750	23,788,039
6.00%, 01/15/18	10,018	11,325,451
6.50%, 10/15/37[a]	14,364	19,940,460
7.00%, 01/15/38	3,295	4,813,762
Wal-Mart Stores Inc.
1.13%, 04/11/18	21,488	21,458,512
1.95%, 12/15/18	10,217	10,445,112
2.55%, 04/11/23 (Call 01/11/23)	21,768	21,879,308
3.25%, 10/25/20	6,683	7,101,709
3.30%, 04/22/24 (Call 01/22/24)	22,310	23,646,063
3.63%, 07/08/20	26,529	28,740,192
4.00%, 04/11/43 (Call 10/11/42)	11,352	11,958,007
4.25%, 04/15/21	23,269	25,982,673
4.30%, 04/22/44 (Call 10/22/43)	10,910	12,059,278
4.75%, 10/02/43 (Call 04/02/43)	24,049	28,340,087
4.88%, 07/08/40	7,434	8,745,422
5.00%, 10/25/40	8,971	10,764,096
5.25%, 09/01/35	26,076	32,038,624
5.63%, 04/01/40	22,169	28,644,680
5.63%, 04/15/41	21,955	28,401,133
5.80%, 02/15/18	4,241	4,796,674
5.88%, 04/05/27	3,829	4,978,100
6.20%, 04/15/38[a]	7,941	10,829,163
6.50%, 08/15/37[a]	40,480	56,727,105
7.55%, 02/15/30	5,119	7,609,119
Walgreen Co.
3.10%, 09/15/22[a]	17,584	17,810,932
5.25%, 01/15/19	9,488	10,628,308
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	10,500	10,669,986
3.30%, 11/18/21 (Call 09/18/21)	22,000	22,632,267
3.80%, 11/18/24 (Call 08/18/24)	25,425	26,381,809
4.80%, 11/18/44 (Call 05/18/44)[a]	18,570	20,150,872

		911,907,724

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
SEMICONDUCTORS — 0.43%
Intel Corp.
2.70%, 12/15/22	$13,224	$13,274,280
3.30%, 10/01/21	19,967	21,116,069
4.00%, 12/15/32[a]	7,494	7,766,147
4.25%, 12/15/42	9,325	9,702,626
4.80%, 10/01/41	27,133	30,326,554
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	6,600	6,932,250
Texas Instruments Inc.
1.65%, 08/03/19[a]	5,969	5,920,773

		95,038,699
SOFTWARE — 2.37%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	10,750	10,826,520
Microsoft Corp.
1.63%, 12/06/18	6,950	7,012,200
1.85%, 02/12/20 (Call 01/12/20)[a]	15,000	15,087,060
2.13%, 11/15/22[a]	12,827	12,576,422
2.38%, 02/12/22 (Call 01/12/22)	12,895	12,948,820
2.38%, 05/01/23 (Call 02/01/23)[a]	11,319	11,272,851
2.70%, 02/12/25 (Call 11/12/24)	16,180	16,227,178
3.00%, 10/01/20[a]	7,557	8,000,511
3.50%, 02/12/35 (Call 08/12/34)	12,435	12,318,539
3.50%, 11/15/42	15,384	14,622,618
3.63%, 12/15/23 (Call 09/15/23)[a]	20,461	22,284,089
3.75%, 02/12/45 (Call 08/12/44)	13,860	13,776,746
4.00%, 02/12/55 (Call 08/12/54)[a]	20,755	20,539,503
4.20%, 06/01/19	18,783	20,772,642
4.50%, 10/01/40[a]	9,600	10,639,434
5.20%, 06/01/39[a]	5,069	6,158,996
5.30%, 02/08/41	9,957	12,368,329

Security	Principal (000s)	Value
Oracle Corp.
2.25%, 10/08/19[a]	$44,090	$44,800,246
2.38%, 01/15/19[a]	12,698	13,008,585
2.50%, 10/15/22	11,559	11,546,515
2.80%, 07/08/21	16,102	16,560,506
3.40%, 07/08/24 (Call 04/08/24)[a]	34,877	36,836,829
3.63%, 07/15/23[a]	11,175	11,999,579
3.88%, 07/15/20	3,874	4,217,182
4.30%, 07/08/34 (Call 01/08/34)	27,620	30,109,819
4.50%, 07/08/44 (Call 01/08/44)[a]	17,402	19,485,782
5.00%, 07/08/19	21,966	24,787,115
5.38%, 07/15/40	18,160	22,339,885
5.75%, 04/15/18[a]	28,410	32,128,670
6.13%, 07/08/39	16,310	21,618,363
6.50%, 04/15/38	4,539	6,237,164

		523,108,698
TELECOMMUNICATIONS — 7.83%
AT&T Corp.
8.00%, 11/15/31	13,744	20,289,088
AT&T Inc.
2.30%, 03/11/19[a]	10,015	10,036,856
2.38%, 11/27/18[a]	18,878	19,008,171
2.63%, 12/01/22 (Call 09/01/22)[a]	23,927	23,057,959
3.00%, 02/15/22[a]	22,065	21,855,118
3.88%, 08/15/21	19,653	20,647,672
3.90%, 03/11/24 (Call 12/11/23)[a]	16,025	16,683,002
4.30%, 12/15/42 (Call 06/15/42)	3,840	3,593,613
4.35%, 06/15/45 (Call 12/15/44)	40,629	38,068,126
4.45%, 05/15/21	15,093	16,337,643
4.80%, 06/15/44 (Call 12/15/43)	37,275	37,475,797
5.35%, 09/01/40	36,490	38,625,745
5.50%, 02/01/18	14,447	15,900,916
5.55%, 08/15/41	29,397	31,918,710
5.60%, 05/15/18	11,616	12,908,642
5.80%, 02/15/19	20,850	23,592,532

132	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
6.30%, 01/15/38	$18,040	$21,249,496
6.50%, 09/01/37	13,800	16,648,625
6.55%, 02/15/39	14,300	17,344,298
British Telecommunications PLC
2.35%, 02/14/19	18,420	18,614,497
9.63%, 12/15/30	22,588	36,603,142
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	1,577	1,597,345
Cisco Systems Inc.
2.13%, 03/01/19	15,785	16,061,618
3.63%, 03/04/24[a]	15,550	16,808,636
4.45%, 01/15/20	29,447	32,873,895
4.95%, 02/15/19	17,763	19,964,235
5.50%, 01/15/40	26,360	32,965,979
5.90%, 02/15/39	18,750	24,413,316
Deutsche Telekom International Finance BV
6.00%, 07/08/19	7,461	8,670,146
6.75%, 08/20/18	7,082	8,257,220
8.75%, 06/15/30[a]	37,444	56,933,834
GTE Corp.
6.94%, 04/15/28	200	257,644
New Cingular Wireless Services Inc.
8.75%, 03/01/31	8,801	13,057,592
Orange SA
2.75%, 02/06/19	14,219	14,618,766
4.13%, 09/14/21[a]	12,524	13,602,359
5.38%, 07/08/19	5,551	6,288,912
5.38%, 01/13/42	12,140	14,096,936
5.50%, 02/06/44 (Call 08/06/43)[a]	10,722	12,770,024
9.00%, 03/01/31	26,328	40,402,980
Qwest Corp.
6.75%, 12/01/21	16,852	19,511,246
6.88%, 09/15/33 (Call 03/30/15)[a]	6,680	6,713,400
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	11,094	11,816,126
5.00%, 03/15/44 (Call 09/15/43)[a]	6,705	7,452,048
6.80%, 08/15/18	16,365	18,971,066

Security	Principal (000s)	Value
Telefonica Emisiones SAU
3.19%, 04/27/18	$11,352	$11,841,489
4.57%, 04/27/23[a]	11,350	12,617,713
5.13%, 04/27/20	17,089	19,279,511
5.46%, 02/16/21[a]	9,841	11,331,614
5.88%, 07/15/19[a]	12,111	14,017,111
7.05%, 06/20/36	25,185	34,065,767
Telefonica Europe BV
8.25%, 09/15/30	11,478	16,458,416
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	13,300	12,811,937
3.00%, 11/01/21 (Call 09/01/21)	18,679	18,877,126
3.45%, 03/15/21	11,000	11,447,056
3.50%, 11/01/21	12,412	12,891,148
3.50%, 11/01/24 (Call 08/01/24)[a]	8,600	8,793,151
3.65%, 09/14/18	27,072	28,678,994
3.85%, 11/01/42 (Call 05/01/42)	9,700	8,885,043
4.15%, 03/15/24 (Call 12/15/23)	6,112	6,557,953
4.40%, 11/01/34 (Call 05/01/34)[a]	15,445	15,748,619
4.50%, 09/15/20	29,483	32,443,978
4.60%, 04/01/21	9,349	10,287,884
4.75%, 11/01/41	10,300	10,661,990
4.86%, 08/21/46[a,c]	15,500	16,347,957
5.01%, 08/21/54[c]	26,750	27,859,772
5.05%, 03/15/34 (Call 12/15/33)	9,622	10,521,642
5.15%, 09/15/23	82,375	94,392,606
5.85%, 09/15/35	8,375	9,935,644
6.00%, 04/01/41	5,297	6,460,924
6.10%, 04/15/18	7,536	8,510,395
6.25%, 04/01/37	4,982	6,143,353
6.35%, 04/01/19	12,335	14,335,054
6.40%, 09/15/33	46,840	58,855,158
6.40%, 02/15/38	12,102	15,202,105
6.55%, 09/15/43	116,906	153,274,475
6.90%, 04/15/38	10,595	14,105,116
7.35%, 04/01/39	8,515	11,726,255
7.75%, 12/01/30	17,415	24,359,611

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2015

Security	Principal (000s)	Value
Vodafone Group PLC
2.50%, 09/26/22[a]	$12,819	$12,307,853
2.95%, 02/19/23	28,260	27,864,233
4.38%, 02/19/43	26,843	26,394,319
5.45%, 06/10/19	13,650	15,444,163
6.15%, 02/27/37	10,486	12,667,633
7.88%, 02/15/30	2,500	3,407,113

		1,726,376,852
TRANSPORTATION — 0.82%
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (Call 06/01/23)[a]	5,200	5,589,054
4.45%, 03/15/43 (Call 09/15/42)	4,981	5,303,563
4.55%, 09/01/44 (Call 03/01/44)	13,125	14,308,467
4.70%, 10/01/19	7,268	8,114,534
4.90%, 04/01/44 (Call 10/01/43)	14,895	16,951,176
5.75%, 05/01/40 (Call 11/01/39)	9,847	12,339,340
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	8,250	8,523,065
FedEx Corp.
4.00%, 01/15/24[a]	12,451	13,481,650
5.10%, 01/15/44	12,830	14,781,106
8.00%, 01/15/19	1,765	2,148,177
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	10,791	12,104,537
United Parcel Service Inc.
2.45%, 10/01/22	8,395	8,355,120
3.13%, 01/15/21	18,264	19,264,363
5.13%, 04/01/19	17,184	19,472,998
6.20%, 01/15/38	14,737	19,840,702

		180,577,852

TOTAL CORPORATE BONDS & NOTES
(Cost: $20,892,927,915)		21,714,058,331

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 0.10%
U.S. Treasury Note/Bond
1.50%, 11/30/19[a]	$10,000	$10,006,500
5.38%, 02/15/31[a]	8,000	11,274,480

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $21,446,584)		21,280,980

SHORT-TERM INVESTMENTS — 6.92%

MONEY MARKET FUNDS — 6.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,d,e]	1,271,016	1,271,015,588
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[b,d,e]	103,478	103,478,383
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	150,370	150,370,466

		1,524,864,437

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,524,864,437)		1,524,864,437

TOTAL INVESTMENTS IN SECURITIES — 105.52%
(Cost: $22,439,238,936)		23,260,203,748
Other Assets, Less Liabilities — (5.52)%		(1,216,047,062)

NET ASSETS — 100.00%		$22,044,156,686

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

134	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2015

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$17,646,309,367	$20,810,725,266
Affiliated (Note 2)	2,494,737,154	1,628,513,670

Total cost of investments	$20,141,046,521	$22,439,238,936

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$17,608,640,517	$21,629,866,179
Affiliated (Note 2)	2,494,737,154	1,630,337,569

Total fair value of investments	20,103,377,671	23,260,203,748
Cash	19,477,832	3,143,399
Receivables:
Investment securities sold	31,874,917	211,739,474
Due from custodian (Note 4)	7,224,197	—
Interest	300,429,495	226,928,674
Capital shares sold	47,367,929	1,398,092

Total Assets	20,509,752,041	23,703,413,387

LIABILITIES
Payables:
Investment securities purchased	132,568,888	282,341,096
Collateral for securities on loan (Note 1)	2,349,592,279	1,374,493,971
Investment advisory fees (Note 2)	6,411,488	2,421,634

Total Liabilities	2,488,572,655	1,659,256,701

NET ASSETS	$18,021,179,386	$22,044,156,686

Net assets consist of:
Paid-in capital	$18,115,251,452	$21,192,318,943
Undistributed net investment income	71,730,044	58,121,054
Accumulated net realized loss	(128,133,260)	(27,248,123)
Net unrealized appreciation (depreciation)	(37,668,850)	820,964,812

NET ASSETS	$18,021,179,386	$22,044,156,686

Shares outstanding[b]	196,500,000	181,500,000

Net asset value per share	$91.71	$121.46

[a]	Securities on loan with values of $2,253,186,561 and $1,331,714,305, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	135

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2015

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$792,139,698	$640,486,942
Interest — affiliated (Note 2)	3,409	2,327,133
Securities lending income — affiliated (Note 2)	8,961,349	2,363,611

Total investment income	801,104,456	645,177,686

EXPENSES
Investment advisory fees (Note 2)	68,211,623	26,975,604

Total expenses	68,211,623	26,975,604

Net investment income	732,892,833	618,202,082

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(117,047,880)	2,142,484
In-kind redemptions — unaffiliated	206,619,376	241,644,571
In-kind redemptions — affiliated (Note 2)	—	159,198

Net realized gain	89,571,496	243,946,253

Net change in unrealized appreciation/depreciation	(443,808,309)	422,605,288

Net realized and unrealized gain (loss)	(354,236,813)	666,551,541

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$378,656,020	$1,284,753,623

See notes to financial statements.

136	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended February 28, 2015	Year ended February 28, 2014	Year ended February 28, 2015	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$732,892,833	$905,215,857	$618,202,082	$694,744,431
Net realized gain	89,571,496	381,730,862	243,946,253	765,222,721
Net change in unrealized appreciation/depreciation	(443,808,309)	(243,049,932)	422,605,288	(1,495,959,269)

Net increase (decrease) in net assets resulting from operations	378,656,020	1,043,896,787	1,284,753,623	(35,992,117)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(728,101,752)	(920,212,310)	(608,603,942)	(719,984,353)

Total distributions to shareholders	(728,101,752)	(920,212,310)	(608,603,942)	(719,984,353)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,814,656,864	6,299,437,487	9,047,865,314	5,974,503,669
Cost of shares redeemed	(6,024,890,999)	(7,919,752,649)	(4,578,159,032)	(12,357,229,328)

Net increase (decrease) in net assets from capital share transactions	4,789,765,865	(1,620,315,162)	4,469,706,282	(6,382,725,659)

INCREASE (DECREASE) IN NET ASSETS	4,440,320,133	(1,496,630,685)	5,145,855,963	(7,138,702,129)

NET ASSETS
Beginning of year	13,580,859,253	15,077,489,938	16,898,300,723	24,037,002,852

End of year	$18,021,179,386	$13,580,859,253	$22,044,156,686	$16,898,300,723

Undistributed net investment income included in net assets at end of year	$71,730,044	$66,938,963	$58,121,054	$48,522,914

SHARES ISSUED AND REDEEMED
Shares sold	117,800,000	68,000,000	75,600,000	51,200,000
Shares redeemed	(64,800,000)	(85,400,000)	(38,500,000)	(107,000,000)

Net increase (decrease) in shares outstanding	53,000,000	(17,400,000)	37,100,000	(55,800,000)

See notes to financial statements.

FINANCIAL STATEMENTS	137

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$94.64	$93.71	$91.40	$91.75	$86.03

Income from investment operations:
Net investment income[a]	4.96	5.58	6.15	6.74	7.45
Net realized and unrealized gain (loss)[b]	(2.89)	0.98	2.31	(0.45)	5.65

Total from investment operations	2.07	6.56	8.46	6.29	13.10

Less distributions from:
Net investment income	(5.00)	(5.63)	(6.15)	(6.64)	(7.38)

Total distributions	(5.00)	(5.63)	(6.15)	(6.64)	(7.38)

Net asset value, end of year	$91.71	$94.64	$93.71	$91.40	$91.75

Total return	2.22%	7.31%	9.68%	7.35%	16.11%

Ratios/Supplemental data:
Net assets, end of year (000s)	$18,021,179	$13,580,859	$15,077,490	$14,258,718	$8,257,928
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	5.37%	6.01%	6.73%	7.60%	8.44%
Portfolio turnover rate[c]	11%	11%	19%	13%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

138	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of year	$117.02	$120.06	$116.86	$108.74	$105.18

Income from investment operations:
Net investment income[a]	4.06	4.25	4.60	5.00	5.24
Net realized and unrealized gain (loss)[b]	4.42	(2.94)	3.22	8.08	3.58

Total from investment operations	8.48	1.31	7.82	13.08	8.82

Less distributions from:
Net investment income	(4.04)	(4.35)	(4.61)	(4.96)	(5.26)
Net realized gain	—	—	(0.01)	—	—

Total distributions	(4.04)	(4.35)	(4.62)	(4.96)	(5.26)

Net asset value, end of year	$121.46	$117.02	$120.06	$116.86	$108.74

Total return	7.35%	1.19%	6.81%	12.37%	8.59%

Ratios/Supplemental data:
Net assets, end of year (000s)	$22,044,157	$16,898,301	$24,037,003	$19,563,089	$12,940,161
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	3.42%	3.66%	3.87%	4.48%	4.83%
Portfolio turnover rate[c]	9%	6%	5%	4%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	139

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

140	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	141

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
iBoxx $ High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$17,608,640,517	$—	$17,608,640,517
Money Market Funds	2,494,737,154	—	—	2,494,737,154

	$2,494,737,154	$17,608,640,517	$—	$20,103,377,671

iBoxx $ Investment Grade Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$21,714,058,331	$—	$21,714,058,331
U.S. Government Obligations	—	21,280,980	—	21,280,980
Money Market Funds	1,524,864,437	—	—	1,524,864,437

	$1,524,864,437	$21,735,339,311	$—	$23,260,203,748

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors

142	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

(“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ High Yield Corporate Bond	$2,253,186,561	$2,253,186,561	$—
iBoxx $ Investment Grade Corporate Bond	1,331,714,305	1,331,714,305	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	143

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $19 billion
0.4750	[a]	Over $19 billion, up to and including $33 billion
0.4513	[a]	Over $33 billion, up to and including $58 billion
0.4287	[a]	Over $58 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.1500%		First $121 billion
0.1425	[a]	Over $121 billion, up to and including $211 billion
0.1354	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees.

144	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 28, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$3,578,242
iBoxx $ Investment Grade Corporate Bond	1,012,829

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended February 28, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
iBoxx $ Investment Grade Corporate Bond
PNC Bank N.A.
2.20%, 01/28/19	$3,525	$14,000	$—	$17,525	$17,763,373	$231,247	$—
2.25%, 07/02/19	—	5,250	—	5,250	5,312,525	72,197	—
2.40%, 10/18/19	—	2,250	—	2,250	2,277,362	5,688	—
2.70%, 11/01/22	15,250	10,300	—	25,550	25,260,973	499,554	—
2.95%, 01/30/23	5,000	800	—	5,800	5,821,332	164,215	—
3.80%, 07/25/23	17,100	7,328	(4,500)	19,928	21,071,548	621,575	159,198
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	—	10,470	—	10,470	10,921,578	263,189	—
PNC Funding Corp.
3.30%, 03/08/22	7,069	1,000	—	8,069	8,389,061	215,058	—
4.38%, 08/11/20	3,523	250		3,773	4,161,212	123,505	—
5.13%, 02/08/20	3,769	196	—	3,965	4,494,168	124,126	—

					$105,473,132	$2,320,354	$159,198

NOTES TO FINANCIAL STATEMENTS	145

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2015 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$—	$2,752,966,413	$1,547,679,007
iBoxx $ Investment Grade Corporate Bond	415,378,724	435,193,442	3,762,964,203	1,242,664,576

In-kind transactions (see Note 4) for the year ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$9,394,629,508	$5,847,688,496
iBoxx $ Investment Grade Corporate Bond	6,609,904,250	4,497,944,461

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

146	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The iShares iBoxx $ High Yield Corporate Bond ETF invests a substantial portion of its assets in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-“by Standard & Poor’s Ratings Services and Fitch or

NOTES TO FINANCIAL STATEMENTS	147

Notes to Financial Statements (Continued)

iSHARES® TRUST

“Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 28, 2015, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
iBoxx $ High Yield Corporate Bond	$206,238,161	$—	$(206,238,161)
iBoxx $ Investment Grade Corporate Bond	240,450,303	—	(240,450,303)

The tax character of distributions paid during the years ended February 28, 2015 and February 28, 2014 was as follows:

iShares ETF	2015	2014
iBoxx $ High Yield Corporate Bond
Ordinary income	$728,101,752	$920,212,310

iBoxx $ Investment Grade Corporate Bond
Ordinary income	$608,603,942	$719,984,353

As of February 28, 2015, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
iBoxx $ High Yield Corporate Bond	$71,730,044	$(54,463,578)	$(37,923,934)	$(73,414,598)	$(94,072,066)
iBoxx $ Investment Grade Corporate Bond	58,121,054	(24,593,863)	818,310,552	—	851,837,743

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

148	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2015, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
iBoxx $ High Yield Corporate Bond	$47,789,036	$6,496,723	$177,819	$54,463,578
iBoxx $ Investment Grade Corporate Bond	24,593,863	—	—	24,593,863

[a]	Must be utilized prior to losses subject to expiration.

For the year ended February 28, 2015, the Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
iBoxx $ Investment Grade Corporate Bond	$3,986,062

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate Bond	$20,141,301,605	$318,258,004	$(356,181,938)	$(37,923,934)
iBoxx $ Investment Grade Corporate Bond	22,441,893,196	884,292,738	(65,982,186)	818,310,552

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	149

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Funds”) at February 28, 2015, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 21, 2015

150	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1010-0415

APRIL 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares U.S. Fixed Income Balanced Risk ETF | INC | BATS

Fund Performance Overview

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

Performance as of April 30, 2015

The iShares U.S. Fixed Income Balanced Risk ETF (the “Fund”) seeks total return and preservation of capital by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar denominated investment-grade and high-yield fixed-income securities that in the aggregate has approximately equal exposure to credit spread risk and interest rate risk. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the period from February 24, 2015 (inception date of the Fund) through April 30, 2015, the total return for the Fund was 0.57%, net of fees.

Cumulative Total Returns
Since Inception
Fund NAV	0.57%
Fund Market	0.63%
Barclays U.S. Aggregate Bond Index	0.08%

The inception date of the Fund was 2/24/15. The first day of secondary market trading was 2/26/15.

The Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (2/24/15) [a]	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,005.70	$0.43	$1,000.00	$1,023.60	$1.20	0.24%

[a]	The beginning of the period (commencement of operations) is February 24, 2015.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (65 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector/Investment Type	Percentage of Total Investments[1]
Mortgage-Backed Securities	28.16%
Financial	23.55
Consumer Non-Cyclical	12.97
Communications	9.28
Consumer Cyclical	6.30
Industrial	4.73
Energy	3.60
Technology	3.03
Basic Materials	2.96
Utilities	2.79
U.S. Government Obligations	2.52
Diversified	0.11

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[2]	Percentage of Total Investments[1]
Aaa	30.83%
Aa	4.26
A	19.56
Baa	28.35
Ba	7.73
B	7.14
Caa	1.32
Not Rated	0.81

TOTAL	100.00%

[1]	Excludes money market funds.
[2]

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain fund’s may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2014 (or commencement of operations, as applicable) and held through April 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2015

Security	Principal	Value
CORPORATE BONDS & NOTES — 88.22%

AEROSPACE & DEFENSE — 1.54%
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a]	$100,000	$100,750
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	200,000	217,750
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	100,000	99,612
Northrop Grumman Corp.
1.75%, 06/01/18	200,000	200,508
Raytheon Co.
3.13%, 10/15/20	200,000	209,364
TransDigm Inc.
7.50%, 07/15/21 (Call 07/15/16)	100,000	107,500
United Technologies Corp.
4.50%, 04/15/20	200,000	222,385

		1,157,869
AGRICULTURE — 1.83%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	150,000	151,862
2.85%, 08/09/22	150,000	148,581
9.25%, 08/06/19	150,000	191,124
Lorillard Tobacco Co.
3.75%, 05/20/23 (Call 02/20/23)	100,000	101,046
8.13%, 06/23/19	100,000	121,617
Philip Morris International Inc.
1.63%, 03/20/17	200,000	202,844
2.50%, 08/22/22	200,000	196,375
Reynolds American Inc.
3.25%, 11/01/22	150,000	148,078
Vector Group Ltd.
7.75%, 02/15/21 (Call 02/15/16)	100,000	107,000

		1,368,527
AIRLINES — 0.04%
American Airlines Group Inc.
4.63%, 03/01/20[a]	30,000	29,587

		29,587

Security	Principal	Value
APPAREL — 0.15%
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	$100,000	$109,375

		109,375
AUTO MANUFACTURERS — 1.24%
FCA U.S. LLC/CG Co-Issuer Inc.
8.25%, 06/15/21 (Call 06/15/16)	200,000	220,750
Fiat Chrysler Automobiles NV
4.50%, 04/15/20[a]	325,000	327,112
Ford Motor Credit Co. LLC
2.46%, 03/27/20	200,000	199,812
Toyota Motor Credit Corp.
2.15%, 03/12/20	180,000	181,334

		929,008
AUTO PARTS & EQUIPMENT — 0.84%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	300,000	324,000
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	100,000	102,125
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[a]	200,000	201,000

		627,125
BANKS — 19.15%
Bank of America Corp.
1.70%, 08/25/17	350,000	351,243
4.00%, 01/22/25[b]	100,000	99,078
4.13%, 01/22/24	100,000	105,620
5.65%, 05/01/18	250,000	276,096
5.88%, 01/05/21	250,000	290,239
7.63%, 06/01/19	400,000	480,488
Bank of America N.A.
5.30%, 03/15/17	250,000	266,448
Bank of New York Mellon Corp. (The)
2.30%, 09/11/19 (Call 08/11/19)	250,000	253,170
Bank of Nova Scotia (The)
1.45%, 04/25/18[b]	250,000	249,746

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2015

Security	Principal	Value
Barclays PLC
2.00%, 03/16/18	$200,000	$201,031
2.75%, 11/08/19	250,000	253,091
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	200,000	202,094
BNP Paribas SA
2.38%, 09/14/17	250,000	254,995
2.40%, 12/12/18	100,000	101,685
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)[b]	200,000	195,954
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250,000	249,065
CIT Group Inc.
3.88%, 02/19/19	100,000	99,125
Citigroup Inc.
1.35%, 03/10/17	250,000	249,711
1.70%, 04/27/18	100,000	99,696
2.50%, 09/26/18	250,000	254,380
3.75%, 06/16/24[b]	200,000	206,631
4.00%, 08/05/24	50,000	50,908
4.50%, 01/14/22	100,000	109,072
6.13%, 11/21/17	150,000	166,278
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	250,000	259,804
Credit Suisse/New York NY
2.30%, 05/28/19	250,000	251,949
Deutsche Bank AG/London
1.40%, 02/13/17	100,000	100,099
2.50%, 02/13/19	250,000	253,348
Discover Bank/Greenwood DE
2.00%, 02/21/18	250,000	249,896
Fifth Third Bancorp
5.45%, 01/15/17	200,000	212,504
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	250,000	251,909
3.50%, 01/23/25 (Call 10/23/24)	450,000	450,522
5.25%, 07/27/21	200,000	225,552
5.75%, 10/01/16	250,000	265,698
5.95%, 01/18/18	250,000	276,896

Security	Principal	Value
HSBC USA Inc.
1.50%, 11/13/17	$200,000	$200,282
1.70%, 03/05/18[b]	180,000	180,223
JPMorgan Chase & Co.
1.63%, 05/15/18	350,000	348,042
3.13%, 01/23/25 (Call 10/23/24)	350,000	345,348
3.15%, 07/05/16	250,000	256,385
3.88%, 09/10/24	100,000	101,170
4.63%, 05/10/21	100,000	110,700
6.30%, 04/23/19	350,000	404,812
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	250,000	275,888
Morgan Stanley
2.38%, 07/23/19[b]	300,000	301,026
3.70%, 10/23/24	400,000	409,476
4.88%, 11/01/22	200,000	215,739
5.75%, 10/18/16	250,000	265,841
Series F
5.55%, 04/27/17	300,000	323,332
Royal Bank of Canada
1.20%, 01/23/17	250,000	251,012
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	200,000	221,882
State Street Corp.
4.96%, 03/15/18	100,000	107,585
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	250,000	253,010
Toronto-Dominion Bank (The)
2.38%, 10/19/16	250,000	255,866
U.S. Bancorp/MN
2.20%, 04/25/19 (Call 03/25/19)	150,000	151,915
3.00%, 03/15/22 (Call 02/15/22)	100,000	101,878
UBS AG/Stamford CT
5.88%, 12/20/17	250,000	276,700
Wells Fargo & Co.
1.25%, 07/20/16	100,000	100,347
2.15%, 01/15/19	250,000	252,320
3.00%, 01/22/21	100,000	103,139
3.30%, 09/09/24	100,000	101,893
3.68%, 06/15/16[c]	200,000	206,088
4.48%, 01/16/24[b]	100,000	107,100

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2015

Security	Principal	Value
Westpac Banking Corp.
2.25%, 07/30/18	$250,000	$254,205

		14,347,225
BEVERAGES — 1.06%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	200,000	200,186
2.63%, 01/17/23	125,000	122,761
Bottling Group LLC
5.13%, 01/15/19	150,000	168,088
Diageo Capital PLC
1.50%, 05/11/17	150,000	151,462
PepsiCo Inc.
2.50%, 05/10/16	150,000	152,547

		795,044
BIOTECHNOLOGY — 0.58%
Amgen Inc.
1.25%, 05/22/17	200,000	199,987
2.20%, 05/22/19 (Call 04/22/19)	100,000	100,917
Concordia Healthcare Corp.
7.00%, 04/15/23 (Call 04/15/18)[a]	30,000	30,450
Gilead Sciences Inc.
2.35%, 02/01/20	100,000	101,943

		433,297
BUILDING MATERIALS — 0.35%
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[a]	100,000	102,500
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	100,000	101,500
7.50%, 06/15/21	50,000	59,268

		263,268
CHEMICALS — 1.54%
Agrium Inc.
3.38%, 03/15/25 (Call 12/15/24)	85,000	83,939
Air Products & Chemicals Inc.
3.35%, 07/31/24 (Call 04/30/24)	100,000	102,778

Security	Principal	Value
Ashland Inc.
4.75%, 08/15/22 (Call 05/15/22)	$100,000	$102,500
CF Industries Inc.
7.13%, 05/01/20	200,000	239,693
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)	100,000	107,838
Monsanto Co.
2.75%, 07/15/21	200,000	202,978
PolyOne Corp.
5.25%, 03/15/23	100,000	104,250
RPM International Inc.
6.13%, 10/15/19	100,000	113,435
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[a]	100,000	95,500

		1,152,911
COAL — 0.15%
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a]	50,000	50,875
Peabody Energy Corp.
10.00%, 03/15/22 (Call 03/15/18)[a],b	70,000	59,150

		110,025
COMMERCIAL SERVICES — 1.73%
ADT Corp. (The)
5.25%, 03/15/20	100,000	105,500
Ahern Rentals Inc.
7.38%, 05/15/23	40,000	40,000
Global Cash Access Inc.
10.00%, 01/15/22	65,000	59,447
Live Nation Entertainment Inc.
7.00%, 09/01/20 (Call 09/01/16)[a]	100,000	106,500
MasterCard Inc.
2.00%, 04/01/19	150,000	151,474
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	100,000	101,802
4.88%, 02/15/24 (Call 11/15/23)	100,000	110,108
RR Donnelley & Sons Co.
6.00%, 04/01/24	100,000	103,750

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2015

Security	Principal	Value
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	$200,000	$200,266
3.75%, 08/15/21 (Call 06/15/21)	200,000	206,191
United Rentals North America Inc.
7.63%, 04/15/22 (Call 04/15/17)	100,000	110,250

		1,295,288
COMPUTERS — 1.31%
Apple Inc.
3.45%, 05/06/24	200,000	209,230
Hewlett-Packard Co.
2.60%, 09/15/17	150,000	153,784
4.65%, 12/09/21	200,000	219,143
International Business Machines Corp.
7.63%, 10/15/18	250,000	300,298
Seagate HDD Cayman
4.75%, 01/01/25[a]	100,000	102,604

		985,059
DISTRIBUTION & WHOLESALE — 0.27%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	100,000	100,289
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a]	100,000	103,750

		204,039
DIVERSIFIED FINANCIAL SERVICES — 5.96%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
5.00%, 10/01/21[a]	150,000	160,605
Aircastle Ltd.
5.13%, 03/15/21	100,000	104,870
Ally Financial Inc.
5.13%, 09/30/24	150,000	155,625
5.50%, 02/15/17	100,000	104,500
American Express Credit Corp.
2.25%, 08/15/19	200,000	202,131
2.38%, 03/24/17	200,000	205,105
BP Capital Markets PLC
2.52%, 01/15/20[b]	150,000	153,225

Security	Principal	Value
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	$250,000	$250,094
Credit Suisse USA Inc.
5.85%, 08/16/16	200,000	212,647
Ford Motor Credit Co. LLC
1.72%, 12/06/17	250,000	249,752
5.00%, 05/15/18	250,000	272,043
General Electric Capital Corp.
2.45%, 03/15/17	350,000	359,632
4.38%, 09/16/20	200,000	222,371
5.38%, 10/20/16	100,000	106,467
5.63%, 05/01/18	250,000	280,573
General Motors Financial Co. Inc.
3.50%, 07/10/19	100,000	102,412
4.00%, 01/15/25 (Call 10/15/24)	100,000	100,618
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 08/01/17)[b]	100,000	103,365
Intercontinental Exchange Inc.
4.00%, 10/15/23	150,000	159,451
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24 (Call 03/01/24)	100,000	103,996
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200,000	257,173
Navient Corp.
5.00%, 10/26/20	200,000	195,000
OneMain Financial Holdings Inc.
7.25%, 12/15/21 (Call 12/15/17)[a]	50,000	52,935
Springleaf Finance Corp.
5.25%, 12/15/19	100,000	100,750
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	150,000	150,068
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	100,000	101,032

		4,466,440

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2015

Security	Principal	Value
ELECTRIC — 3.55%
AES Corp./VA
7.38%, 07/01/21 (Call 06/01/21)	$200,000	$222,562
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	100,000	100,156
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	150,000	157,919
Calpine Corp.
5.50%, 02/01/24 (Call 02/01/19)	200,000	200,000
Dominion Resources Inc./VA
5.20%, 08/15/19	100,000	111,736
Series A
1.40%, 09/15/17	100,000	99,900
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	200,000	203,582
3.55%, 09/15/21 (Call 06/15/21)	200,000	211,629
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)[a]	150,000	159,750
7.63%, 11/01/24 (Call 11/01/19)[a]	100,000	107,500
FirstEnergy Corp. Series C
7.38%, 11/15/31	100,000	127,408
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)[b]	250,000	255,477
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	100,000	103,750
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	100,000	97,026
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	100,000	98,052
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	150,000	150,426

Security	Principal	Value
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[a]	$100,000	$98,250
Southern Co. (The)
2.45%, 09/01/18	150,000	153,801

		2,658,924
ELECTRONICS — 0.40%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)[b]	100,000	101,263
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	200,000	200,057

		301,320
ENERGY — ALTERNATE SOURCES — 0.14%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a]	100,000	104,250

		104,250
ENGINEERING & CONSTRUCTION — 0.14%
AECOM
5.75%, 10/15/22 (Call 10/15/17)[a]	100,000	103,500

		103,500
ENTERTAINMENT — 0.74%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.25%, 03/15/21 (Call 03/15/16)[b]	100,000	103,750
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	100,000	101,750
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)[a]	200,000	197,500
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	50,000	53,125
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a]	50,000	52,125

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2015

Security	Principal	Value
10.00%, 12/01/22 (Call 12/01/18)[a]	$50,000	$46,375

		554,625
ENVIRONMENTAL CONTROL — 0.50%
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	100,000	103,500
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	100,000	100,243
6.10%, 03/15/18	150,000	168,714

		372,457
FOOD — 2.38%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc.
7.75%, 10/15/22 (Call 10/15/17)[a,b]	50,000	54,500
B&G Foods Inc.
4.63%, 06/01/21 (Call 06/01/16)	100,000	100,250
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)[b]	100,000	97,678
General Mills Inc.
1.40%, 10/20/17	150,000	150,243
JBS USA LLC/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 07/15/19)[a]	100,000	102,000
JM Smucker Co. (The)
1.75%, 03/15/18[a]	125,000	125,541
3.00%, 03/15/22[a]	90,000	90,271
3.50%, 03/15/25[a]	80,000	80,830
Kraft Foods Group Inc.
2.25%, 06/05/17	100,000	101,783
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	150,000	151,778
2.95%, 11/01/21 (Call 10/01/21)	300,000	304,232
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	150,000	151,588

Security	Principal	Value
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[a,b]	$70,000	$71,750
Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)	150,000	152,551
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/15/17)	50,000	51,500

		1,786,495
FOREST PRODUCTS & PAPER — 0.14%
Clearwater Paper Corp.
5.38%, 02/01/25[a]	100,000	101,750

		101,750
HEALTH CARE — PRODUCTS — 2.05%
Baxter International Inc.
5.38%, 06/01/18	150,000	166,417
Becton Dickinson and Co.
1.80%, 12/15/17	150,000	151,295
2.68%, 12/15/19	100,000	102,123
6.38%, 08/01/19	100,000	116,673
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a]	50,000	44,438
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	100,000	107,625
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a]	25,000	25,406
Medtronic Inc.
1.50%, 03/15/18[a]	100,000	100,632
3.13%, 03/15/22 (Call 12/15/21)	100,000	102,555
Stryker Corp.
1.30%, 04/01/18	150,000	149,296
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 08/15/15)	50,000	43,875
Zimmer Holdings Inc.
1.45%, 04/01/17	55,000	55,215
2.00%, 04/01/18	185,000	186,545

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2015

Security	Principal	Value
2.70%, 04/01/20 (Call 03/01/20)	$180,000	$182,126

		1,534,221
HEALTH CARE — SERVICES — 2.28%
Anthem Inc.
2.30%, 07/15/18	100,000	101,659
3.30%, 01/15/23	100,000	101,048
CHS/Community Health Systems Inc.
6.88%, 02/01/22 (Call 02/01/18)	100,000	106,125
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)	45,000	44,916
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[a]	100,000	109,250
HCA Inc.
3.75%, 03/15/19	100,000	103,000
5.00%, 03/15/24	150,000	159,405
Humana Inc.
2.63%, 10/01/19	100,000	101,528
3.85%, 10/01/24 (Call 07/01/24)	100,000	103,158
Laboratory Corp. of America Holdings
3.20%, 02/01/22	150,000	150,439
3.60%, 02/01/25 (Call 11/01/24)	100,000	99,221
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	145,000	145,068
Tenet Healthcare Corp.
8.13%, 04/01/22	50,000	54,562
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	100,000	101,387
6.00%, 02/15/18	200,000	225,278

		1,706,044
HOLDING COMPANIES — DIVERSIFIED — 0.14%
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a]	100,000	105,000

		105,000

Security	Principal	Value
HOME BUILDERS — 0.36%
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	$100,000	$103,000
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/18)[a]	45,000	46,233
6.13%, 04/01/25 (Call 04/01/20)[a]	25,000	25,625
TRI Pointe Holdings Inc.
5.88%, 06/15/24[a]	100,000	98,625

		273,483
HOME FURNISHINGS — 0.13%
Whirlpool Corp.
1.35%, 03/01/17	100,000	100,211

		100,211
HOUSEHOLD PRODUCTS & WARES — 0.35%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)[b]	100,000	105,250
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
6.88%, 02/15/21 (Call 02/15/16)	150,000	157,594

		262,844
HOUSEWARES — 0.07%
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[a]	50,000	52,125

		52,125
INSURANCE — 2.58%
ACE INA Holdings Inc.
3.35%, 05/15/24	200,000	207,184
Aflac Inc.
2.40%, 03/16/20	300,000	303,600
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[b,d]	25,000	27,125
American International Group Inc.
5.85%, 01/16/18	250,000	278,292
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	100,000	104,951
4.25%, 01/15/21[b]	150,000	166,746

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2015

Security	Principal	Value
First American Financial Corp.
4.60%, 11/15/24	$50,000	$51,497
Genworth Holdings Inc.
7.63%, 09/24/21	100,000	106,000
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a]	100,000	103,000
Markel Corp.
3.63%, 03/30/23	50,000	50,721
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	150,000	151,468
Prudential Financial Inc.
2.35%, 08/15/19	100,000	100,653
6.10%, 06/15/17	100,000	109,719
XLIT Ltd.
5.75%, 10/01/21	150,000	174,488

		1,935,444
INTERNET — 1.94%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[a]	200,000	200,222
3.60%, 11/28/24 (Call 08/28/24)[a]	200,000	199,108
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	150,000	152,892
Baidu Inc.
2.75%, 06/09/19	250,000	252,125
eBay Inc.
1.35%, 07/15/17	100,000	99,863
2.20%, 08/01/19 (Call 07/01/19)	100,000	99,639
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)[b]	100,000	100,401
Netflix Inc.
5.50%, 02/15/22[a]	100,000	105,250
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	100,000	99,950
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[a]	145,000	145,725

		1,455,175

Security	Principal	Value
IRON & STEEL — 0.88%
AK Steel Corp.
7.63%, 05/15/20 (Call 06/01/15)	$100,000	$86,750
Allegheny Technologies Inc.
6.38%, 08/15/23 (Call 05/15/23)	50,000	52,875
ArcelorMittal
10.60%, 06/01/19	150,000	180,563
Glencore Funding LLC
2.13%, 04/16/18[a]	25,000	24,972
Steel Dynamics Inc.
5.50%, 10/01/24 (Call 10/01/19)[a]	100,000	103,250
U.S. Steel Corp.
7.38%, 04/01/20	100,000	104,500
Vale Overseas Ltd.
6.25%, 01/23/17	100,000	106,125

		659,035
LODGING — 0.27%
MGM Resorts International
6.00%, 03/15/23[b]	100,000	103,563
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	100,000	100,683

		204,246
MACHINERY — 0.88%
Case New Holland Industrial Inc.
7.88%, 12/01/17	50,000	55,125
Caterpillar Financial Services Corp.
2.00%, 03/05/20	150,000	150,211
2.10%, 06/09/19	200,000	202,210
John Deere Capital Corp.
1.95%, 03/04/19[b]	200,000	201,335
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a]	50,000	54,000

		662,881
MANUFACTURING — 0.88%
Bombardier Inc.
6.00%, 10/15/22 (Call 04/15/17)[a,b]	100,000	94,000

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2015

Security	Principal	Value
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	$300,000	$346,680
Textron Inc.
3.65%, 03/01/21	100,000	104,054
Tyco Electronics Group SA
6.55%, 10/01/17	100,000	111,730

		656,464
MEDIA — 2.82%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	100,000	98,845
Comcast Cable Communications LLC
8.88%, 05/01/17	250,000	288,546
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.88%, 10/01/19	300,000	343,580
DISH DBS Corp.
5.88%, 11/15/24[b]	100,000	98,500
7.88%, 09/01/19	100,000	112,875
Numericable-SFR SAS
6.00%, 05/15/22 (Call 05/15/17)[a,b]	200,000	204,875
Sirius XM Radio Inc.
5.38%, 04/15/25 (Call 04/15/20)[a]	100,000	100,500
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 09/15/15)	100,000	102,500
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	150,000	148,018
Time Warner Inc.
2.10%, 06/01/19	150,000	150,354
4.70%, 01/15/21	100,000	111,126
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/20)[a]	50,000	50,375
Viacom Inc.
2.20%, 04/01/19	200,000	199,334

Security	Principal	Value
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	$100,000	$107,395

		2,116,823
MINING — 1.22%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)	100,000	107,792
Aleris International Inc.
7.88%, 11/01/20 (Call 11/01/15)	50,000	51,637
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18	250,000	254,517
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (Call 11/01/15)[a,b]	50,000	43,625
Freeport-McMoRan Inc.
4.55%, 11/14/24 (Call 08/14/24)[b]	100,000	96,799
Newmont Mining Corp.
5.13%, 10/01/19	50,000	54,603
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	250,000	251,045
Teck Resources Ltd.
4.50%, 01/15/21 (Call 10/15/20)	50,000	51,118

		911,136
OFFICE & BUSINESS EQUIPMENT — 0.51%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)[b]	25,000	25,750
5.50%, 12/01/24 (Call 06/01/24)	50,000	53,150
Xerox Corp.
2.75%, 03/15/19[b]	200,000	203,394
2.95%, 03/15/17	100,000	102,735

		385,029
OIL & GAS — 2.55%
BP Capital Markets PLC
1.85%, 05/05/17	200,000	202,707

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2015

Security	Principal	Value
California Resources Corp.
6.00%, 11/15/24	$50,000	$47,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.75%, 04/15/23 (Call 04/15/18)[a]	50,000	51,125
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)	50,000	46,125
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	150,000	150,623
ConocoPhillips
5.75%, 02/01/19	150,000	171,451
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	150,000	151,042
Laredo Petroleum Inc.
6.25%, 03/15/23 (Call 03/15/18)	40,000	41,400
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	100,000	84,500
Marathon Petroleum Corp.
5.13%, 03/01/21	150,000	167,879
MEG Energy Corp.
7.00%, 03/31/24 (Call 09/30/18)[a]	100,000	98,520
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	25,000	26,000
Shell International Finance BV
4.30%, 09/22/19	250,000	275,837
Total Capital SA
2.13%, 08/10/18	250,000	255,498
Valero Energy Corp.
3.65%, 03/15/25	85,000	85,945
Whiting Petroleum Corp.
6.25%, 04/01/23 (Call 01/01/23)[a]	50,000	51,595

		1,907,247

Security	Principal	Value
OIL & GAS SERVICES — 0.14%
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	$100,000	$103,520

		103,520
PACKAGING & CONTAINERS — 0.42%
Ball Corp.
4.00%, 11/15/23	50,000	49,000
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[b]	100,000	103,625
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	150,000	159,619

		312,244
PHARMACEUTICALS — 4.13%
Abbott Laboratories
2.00%, 03/15/20	175,000	175,490
2.55%, 03/15/22	90,000	89,880
AbbVie Inc.
1.75%, 11/06/17	150,000	150,799
Actavis Funding SCS
2.35%, 03/12/18	250,000	253,014
3.00%, 03/12/20 (Call 02/12/20)	185,000	188,395
3.45%, 03/15/22 (Call 01/15/22)	65,000	66,009
3.80%, 03/15/25 (Call 12/15/24)	125,000	126,354
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100,000	100,446
3.50%, 11/15/21 (Call 08/15/21)	100,000	105,554
4.88%, 11/15/19[b]	100,000	111,773
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a]	100,000	101,250
Express Scripts Holding Co.
2.65%, 02/15/17	200,000	204,710
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	100,000	100,983
JLL/Delta Dutch Pledgeco BV
8.75%, 05/01/20	50,000	50,500

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2015

Security	Principal	Value
McKesson Corp.
1.40%, 03/15/18	$150,000	$149,307
Mylan Inc.
2.55%, 03/28/19	150,000	150,058
Novartis Capital Corp.
3.40%, 05/06/24	150,000	158,408
Novartis Securities Investment Ltd.
5.13%, 02/10/19	150,000	168,592
Pfizer Inc.
3.40%, 05/15/24	100,000	103,987
6.20%, 03/15/19	250,000	290,764
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	46,000	47,762
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[a,b]	50,000	51,281
6.13%, 04/15/25 (Call 04/15/20)[a]	45,000	46,434
6.38%, 10/15/20 (Call 10/15/16)[a]	100,000	105,375

		3,097,125
PIPELINES — 1.41%
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	50,000	49,671
Energy Transfer Partners LP
9.00%, 04/15/19	100,000	123,022
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	250,000	252,527
4.30%, 06/01/25 (Call 03/01/25)	200,000	202,801
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	150,000	147,183
NuStar Logistics LP
4.80%, 09/01/20	100,000	101,000
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	50,000	47,561
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (Call 12/15/21)	100,000	105,000

Security	Principal	Value
Williams Companies Inc. (The)
4.55%, 06/24/24 (Call 03/24/24)	$25,000	$24,368

		1,053,133
REAL ESTATE — 0.14%
CBRE Services Inc.
5.25%, 03/15/25 (Call 12/15/24)	100,000	108,250

		108,250
REAL ESTATE INVESTMENT TRUSTS — 2.54%
American Tower Corp.
3.40%, 02/15/19	100,000	103,271
3.50%, 01/31/23	100,000	98,029
5.90%, 11/01/21	100,000	114,538
ARC Properties Operating Partnership LP
2.00%, 02/06/17	50,000	48,625
Boston Properties LP
5.88%, 10/15/19	100,000	115,519
Communications Sales & Leasing Inc.
6.00%, 04/15/23 (Call 04/15/18)[a]	45,000	45,180
Crown Castle International Corp.
4.88%, 04/15/22	100,000	104,313
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	100,000	103,888
HCP Inc.
3.88%, 08/15/24 (Call 05/15/24)	100,000	101,522
Health Care REIT Inc.
5.25%, 01/15/22 (Call 10/15/21)	150,000	167,385
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	200,000	212,444
Host Hotels & Resorts LP
6.00%, 11/01/20 (Call 11/01/15)	150,000	158,250
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)[b]	150,000	152,081
4.38%, 03/01/21 (Call 12/01/20)	150,000	166,125

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2015

Security	Principal	Value
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	$200,000	$213,189

		1,904,359
RETAIL — 3.96%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[a,b]	50,000	51,625
Advance Auto Parts Inc.
5.75%, 05/01/20	200,000	224,776
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)	100,000	107,100
AutoZone Inc.
1.30%, 01/13/17	100,000	100,314
2.50%, 04/15/21 (Call 03/15/21)	130,000	130,219
2.88%, 01/15/23 (Call 10/15/22)	150,000	147,240
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)[b]	150,000	150,042
CVS Health Corp.
3.38%, 08/12/24 (Call 05/12/24)	150,000	153,877
4.13%, 05/15/21 (Call 02/15/21)	200,000	217,878
L Brands Inc.
6.63%, 04/01/21	150,000	171,750
McDonald’s Corp.
3.63%, 05/20/21	250,000	267,312
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 07/01/17)[a]	100,000	106,000
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	100,000	103,750
QVC Inc.
3.13%, 04/01/19	250,000	250,782

Security	Principal	Value
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)	$100,000	$105,875
Signet UK Finance PLC
4.70%, 06/15/24 (Call 03/15/24)	50,000	50,377
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	100,000	102,750
Target Corp.
6.00%, 01/15/18	100,000	112,468
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	200,000	200,208
3.63%, 07/08/20	100,000	108,535
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	100,000	102,802

		2,965,680
SEMICONDUCTORS — 0.94%
Broadcom Corp.
2.50%, 08/15/22 (Call 05/15/22)	300,000	292,250
Freescale Semiconductor Inc.
6.00%, 01/15/22 (Call 11/15/16)[a]	100,000	108,050
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	200,000	201,888
Micron Technology Inc.
5.50%, 02/01/25 (Call 08/01/19)[a]	50,000	49,750
Sensata Technologies BV
5.63%, 11/01/24[a]	50,000	53,375

		705,313
SOFTWARE — 1.09%
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	50,000	45,875
Fidelity National Information Services Inc.
2.00%, 04/15/18	200,000	200,486

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2015

Security	Principal	Value
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a]	$100,000	$106,500
11.75%, 08/15/21 (Call 05/15/16)	100,000	114,750
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)[a]	90,000	92,475
Oracle Corp.
2.25%, 10/08/19	250,000	253,286

		813,372
TELECOMMUNICATIONS — 7.04%
Altice SA
7.75%, 05/15/22 (Call 05/15/17)[a,b]	200,000	202,002
America Movil SAB de CV
2.38%, 09/08/16	200,000	203,568
AT&T Inc.
1.70%, 06/01/17	350,000	352,629
3.00%, 06/30/22 (Call 04/30/22)	50,000	49,739
3.90%, 03/11/24 (Call 12/11/23)[b]	150,000	156,180
5.80%, 02/15/19	100,000	113,095
Avaya Inc.
7.00%, 04/01/19 (Call 06/01/15)[a]	100,000	100,500
British Telecommunications PLC
1.63%, 06/28/16	200,000	201,289
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	100,000	100,706
CenturyLink Inc.
6.45%, 06/15/21	150,000	161,250
Cisco Systems Inc.
4.95%, 02/15/19	200,000	223,833
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	100,000	96,849
8.50%, 04/15/20	100,000	110,750
Harris Corp.
2.00%, 04/27/18	45,000	45,214
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 10/15/15)	100,000	103,112

Security	Principal	Value
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 06/01/17)[b]	$100,000	$91,875
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)	30,000	30,716
4.35%, 06/15/25 (Call 03/15/25)	150,000	151,866
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 08/15/17)	100,000	102,125
Motorola Solutions Inc.
3.50%, 03/01/23	150,000	149,026
Orange SA
2.75%, 09/14/16	150,000	153,492
Qwest Corp.
6.75%, 12/01/21	100,000	113,750
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	100,000	104,750
Sprint Communications Inc.
9.00%, 11/15/18[a]	100,000	113,781
T-Mobile USA Inc.
6.63%, 04/01/23 (Call 04/01/18)	150,000	155,730
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[a]	200,000	203,250
Verizon Communications Inc.
1.35%, 06/09/17	250,000	250,087
3.50%, 11/01/21	200,000	207,794
5.15%, 09/15/23	250,000	283,869
6.35%, 04/01/19	350,000	404,653
Vodafone Group PLC
1.63%, 03/20/17	150,000	151,008
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a]	100,000	96,375
Wind Acquisition Finance SA
7.38%, 04/23/21 (Call 04/23/17)[a]	200,000	204,750
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)	100,000	88,250

		5,277,863

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2015

Security	Principal	Value
TRANSPORTATION — 0.77%
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (Call 06/15/21)	$250,000	$263,563
FedEx Corp.
2.30%, 02/01/20	200,000	201,260
United Parcel Service Inc.
5.13%, 04/01/19	100,000	112,926

		577,749

TOTAL CORPORATE BONDS & NOTES
(Cost: $66,400,484)		66,103,424

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 39.03%

MORTGAGE-BACKED SECURITIES — 35.83%
Federal Home Loan Mortgage Corp.
2.50%, 05/01/30[e]	600,000	614,906
3.00%, 05/01/30[e]	500,000	523,125
3.00%, 05/01/45[e]	1,000,000	1,015,625
3.50%, 05/01/30[e]	300,000	318,656
3.50%, 05/01/45[e]	1,300,000	1,360,125
4.00%, 05/01/45[e]	1,200,000	1,280,438
4.50%, 05/01/45[e]	500,000	543,594
Federal National Mortgage Association
2.50%, 05/01/30[e]	800,000	820,125
3.00%, 05/01/30[e]	1,000,000	1,046,094
3.00%, 05/01/45[e]	1,800,000	1,831,500
3.50%, 05/01/30[e]	800,000	849,250
3.50%, 05/01/45[e]	2,300,000	2,409,609
4.00%, 05/01/30[e]	550,000	580,078
4.00%, 05/01/45[e]	2,200,000	2,350,562
4.50%, 05/01/45[e]	1,200,000	1,305,750
5.00%, 05/01/45[e]	1,800,000	2,004,469
5.50%, 05/01/45[e]	1,450,000	1,641,445
Government National Mortgage Association
3.00%, 05/01/45[e]	1,400,000	1,439,031
3.50%, 05/01/45[e]	2,000,000	2,109,688
4.00%, 05/01/45[e]	1,500,000	1,605,938
4.50%, 05/01/45[e]	1,100,000	1,199,625

		26,849,633

Security	Principal or Shares	Value
U.S. GOVERNMENT OBLIGATIONS — 3.20%
U.S. Treasury Note/Bond
0.50%, 01/31/17	$1,900,000	$1,899,392
0.75%, 03/31/18[b]	500,000	497,710

		2,397,102

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $29,266,142)		29,246,735

SHORT-TERM INVESTMENTS — 14.05%

MONEY MARKET FUNDS — 14.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[f,g,h]	4,389,276	4,389,276
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[f,g,h]	629,947	629,947
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	5,506,723	5,506,723

		10,525,946

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,525,946)		10,525,946

TOTAL INVESTMENTS IN SECURITIES — 141.30%
(Cost: $106,192,572)		$105,876,105
Other Assets, Less Liabilities — (41.30)%		(30,948,376)

NET ASSETS — 100.00%		$74,927,729

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	To-be-announced (TBA). See Note 1.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2015

Open futures contracts as of April 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	(23)	Jun. 2015	Chicago Board of Trade	$(2,763,055)	$(22,061)
10-Year U.S. Treasury Note	(12)	Jun. 2015	Chicago Board of Trade	(1,540,500)	(10,395)
Long U.S. Treasury Bond	(3)	Jun. 2015	Chicago Board of Trade	(478,781)	7,309
Ultra Long U.S. Treasury Bond	(32)	Jun. 2015	Chicago Board of Trade	(5,264,000)	122,406

Net unrealized appreciation					$97,259

See notes to financial statements.

SCHEDULE OF INVESTMENTS	21

Statement of Assets and Liabilities (Unaudited)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2015

ASSETS
Investments, at cost:
Unaffiliated	$95,666,626
Affiliated (Note 2)	10,525,946

Total cost of investments	$106,192,572

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$95,350,159
Affiliated (Note 2)	10,525,946

Total fair value of investments	105,876,105
Cash pledged to broker	192,000
Receivables:
Investment securities sold	862,559
Interest	687,946
Futures variation margin	91,098

Total Assets	107,709,708

LIABILITIES
Payables:
Investment securities purchased	27,721,174
Collateral for securities on loan (Note 1)	5,019,223
Due to custodian	26,470
Investment advisory fees (Note 2)	15,112

Total Liabilities	32,781,979

NET ASSETS	$74,927,729

Net assets consist of:
Paid-in capital	$74,886,750
Undistributed net investment income	112,257
Undistributed net realized gain	147,931
Net unrealized depreciation	(219,209)

NET ASSETS	$74,927,729

Shares outstanding[b]	750,000

Net asset value per share	$99.90

[a]	Securities on loan with a value of $4,855,389. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

Period ended April 30, 2015a

NET INVESTMENT INCOME
Interest — unaffiliated	$342,584
Interest — affiliated (Note 2)	81
Securities lending income — affiliated — net (Note 2)	570

Total investment income	343,235

EXPENSES
Investment advisory fees (Note 2)	36,219

Total expenses	36,219
Less investment advisory fees waived (Note 2)	(3,932)

Net expenses	32,287

Net investment income	310,948

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	168,281
Futures contracts	(20,350)

Net realized gain	147,931

Net change in unrealized appreciation/depreciation on:
Investments	(316,467)
Futures contracts	97,258

Net change in unrealized appreciation/depreciation	(219,209)

Net realized and unrealized loss	(71,278)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$239,670

[a]	For the period from February 24, 2015 (commencement of operations) to April 30, 2015.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statement of Changes in Net Assets

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

Period from February 24, 2015[a] to April 30, 2015 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$310,948
Net realized gain	147,931
Net change in unrealized appreciation/depreciation	(219,209)

Net increase in net assets resulting from operations	239,670

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(198,691)

Total distributions to shareholders	(198,691)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	74,886,750

Net increase in net assets from capital share transactions	74,886,750

INCREASE IN NET ASSETS	74,927,729

NET ASSETS
Beginning of period	—

End of period	$74,927,729

Undistributed net investment income included in net assets at end of period	$112,257

SHARES ISSUED
Shares sold	750,000

Net increase in shares outstanding	750,000

[a]	Commencement of operations.

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

(For a share outstanding throughout the period)

Period from Feb. 24, 2015[a] to Apr. 30, 2015 (Unaudited)
Net asset value, beginning of period	$99.60

Income from investment operations:
Net investment income[b]	0.41
Net realized and unrealized gain[c]	0.15

Total from investment operations	0.56

Less distributions from:
Net investment income	(0.26)

Total distributions	(0.26)

Net asset value, end of period	$99.90

Total return	0.57%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$74,928
Ratio of expenses to average net assets[e]	0.24%
Ratio of expenses to average net assets prior to waived fees[e]	0.27%
Ratio of net investment income to average net assets[e]	2.34%
Portfolio turnover rate[f,g]	104%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Notes to Financial Statements (Unaudited)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
U.S Fixed Income Balanced Risk[a]	Non-diversified

[a]	The fund commenced operations on February 24, 2015.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of April 30, 2015. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
U.S. Fixed Income Balanced Risk
Assets:
Corporate Bonds & Notes	$—	$66,103,424	$—	$66,103,424
U.S. Government & Agency Obligations	—	29,246,735	—	29,246,735
Money Market Funds	10,525,946	—	—	10,525,946
Futures Contracts[a]	129,715	—	—	129,715

	$10,655,661	$95,350,159	$—	$106,005,820

Liabilities:
Futures Contracts[a]	$(32,456)	$—	$—	$(32,456)

	$(32,456)	$—	$—	$(32,456)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. The value of any securities on loan as of April 30, 2015 and the value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of the Fund’s securities lending agreements which are subject to offset under an MSLA as of April 30, 2015:

Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
$4,855,389	$4,855,389	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating impact, if any, of this guidance on the Fund’s financial statements and disclosures.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Effective March 26, 2015, for its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2016 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other registered investment companies advised by BFA, or its affiliates, if any.

Prior to March 26, 2015, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.30%. BFA had contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2016 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any. In addition, BFA had contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2016 in an amount equal to 0.05% of average daily net assets. This additional contractual waiver was terminated effective March 26, 2015.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the period ended April 30, 2015, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $234.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statement of operations.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended April 30, 2015, were as follows:

U.S. Government Obligations		Other Securities
Purchases	Sales	Purchases	Sales
$124,183,764	$95,097,582	$69,235,844	$2,705,887

There were no in-kind transactions for the period ended April 30, 2015.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statement of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	FUTURES CONTRACTS

The Fund may purchase or sell futures contracts as part of its investment strategy. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

The following table shows the value of futures contracts held by the Fund as of April 30, 2015 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Interest rate contracts:
Variation margin/Net assets consist of — net unrealized appreciation[a]	$129,715

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

Liabilities
Interest rate contracts:
Variation margin/Net assets consist of — net unrealized depreciation[b]	$32,456

[b]

Represents cumulative depreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Fund during the period ended April 30, 2015 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Interest rate contracts:
Futures contracts	$(20,350)	$97,258

The following table shows the average quarter-end balances of open futures contracts for the period ended April 30, 2015:

Average value of contracts sold	$(10,046,336)

6.	MARKET AND CREDIT RISK

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its investment in fixed income and financial derivative instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

The Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, the Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2015, the cost of investments for federal income tax purposes was $106,192,572. Net unrealized depreciation was $316,467, of which $114,200 represented gross unrealized appreciation on securities and $430,667 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2015, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	33

Board Review and Approval of Investment Advisory

Contract

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on September 10-11, 2014, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fee and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that have a similar investment objective and strategy as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares Funds, including in terms of the different, generally more extensive services to be provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	35

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.214493	$—	$0.050428	$0.264921	81%	—%	19%	100%

SUPPLEMENTAL INFORMATION	37

Notes:

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1013-0415

APRIL 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Commodities Select Strategy ETF | COMT | NASDAQ

Fund Performance Overview

iSHARES® COMMODITIES SELECT STRATEGY ETF

Performance as of April 30, 2015

The iShares Commodities Select Strategy ETF (the “Fund”) seeks total return by providing investors with broad commodity exposure. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was -17.89%, net of fees.

Cumulative Total Returns
Since Inception
Fund NAV	(16.84)%
Fund Market	(16.94)%
S&P GSCI Commodity Total Return Index	(20.69)%

The inception date of the Fund was 10/15/14. The first day of secondary market trading was 10/16/14.

The S&P GSCITM Commodity Total Return Index is an unmanaged index that measures the performance of general commodity price movements and inflation in the world economy.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$821.10	$2.17	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY SECTOR

As of 4/30/15

Sector/Investment Type	% of Net Assets

Energy Equities	11.18%
Agriculture Equities	5.26
Timber Equities	4.69
Precious Metals Equities	4.41
Base Metal Equities	4.16
Short-term Investments	50.70
Cash	19.16
Other Assets, Less Liabilities	0.44

TOTAL	100.00%

COMMODITY-LINKED FUTURES

As of 4/30/15

Sector Exposure[1]	% of Net Assets

Energy Futures	53.27%
Agriculture Futures	9.73
Livestock Futures	5.60
Base Metals Futures	3.01
Precious Metals Futures	2.21

TOTAL	73.82%

[1]	Exposures are calculated as the notional value of the futures contracts adjusted for net unrealized appreciation (depreciation) as a percentage of net assets.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2014 and held through April 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2015

Security	Shares	Value
COMMON STOCKS — 29.70%

AGRICULTURAL & FARM MACHINERY — 0.75%
AGCO Corp.	5,617	$289,332
Deere & Co.	23,700	2,145,324

		2,434,656
AGRICULTURAL PRODUCTS — 0.97%
Archer-Daniels-Midland Co.	44,706	2,185,229
Bunge Ltd.	10,224	883,047
Fresh Del Monte Produce Inc.	2,540	93,802

		3,162,078
ALUMINUM — 0.28%
Alcoa Inc.	54,893	736,664
Aluminum Corp. of China Ltd.[a,b]	7,109	114,384
Constellium NVa	3,971	72,947

		923,995
COAL & CONSUMABLE FUELS — 0.08%
Cameco Corp.	5,408	95,072
CONSOL Energy Inc.	3,146	102,182
Denison Mines Corp.[a]	5,689	5,006
Peabody Energy Corp.[b]	3,475	16,437
Yanzhou Coal Mining Co. Ltd.	2,526	25,134

		243,831
CONSTRUCTION MACHINERY & HEAVY TRUCKS — 0.17%
CNH Industrial NV	65,194	568,492

		568,492
DIVERSIFIED METALS & MINING — 3.88%
BHP Billiton Ltd. ADR	87,891	4,507,929
BHP Billiton PLC	57,846	2,793,962
Freeport-McMoRan Inc.	56,962	1,325,506
HudBay Minerals Inc.	12,803	126,366
Nevsun Resources Ltd.	10,782	42,265
Rio Tinto PLC ADR	67,925	3,042,361
Teck Resources Ltd. Class B	25,568	388,122
Turquoise Hill Resources Ltd.[a,b]	54,023	224,736
Vedanta Ltd. ADR	16,244	213,446

		12,664,693
FERTILIZERS & AGRICULTURAL CHEMICALS — 3.37%
Agrium Inc.	10,001	1,036,404
CF Industries Holdings Inc.	3,334	958,425
Israel Chemicals Ltd.[b]	4,430	31,010
Monsanto Co.	33,631	3,832,589
Mosaic Co. (The)	21,641	952,204
Potash Corp. of Saskatchewan Inc.	57,799	1,886,559

Security	Shares	Value
Sociedad Quimica y Minera de Chile SA ADR	6,453	$140,933
Syngenta AG ADR	32,404	2,172,364

		11,010,488
FOREST PRODUCTS — 0.04%
Deltic Timber Corp.	2,165	138,560

		138,560
GOLD — 3.86%
Agnico Eagle Mines Ltd.	28,217	854,975
Alamos Gold Inc.[a]	16,718	115,689
AngloGold Ashanti Ltd.[a]	52,761	597,782
AuRico Gold Inc.	32,810	114,507
B2Gold Corp.[a]	120,862	187,336
Barrick Gold Corp.	152,818	1,989,690
Cia. de Minas Buenaventura SA ADR	24,237	270,970
Eldorado Gold Corp.	94,034	466,409
Franco-Nevada Corp.	20,532	1,064,173
Gold Fields Ltd.	93,025	425,124
Goldcorp Inc.	106,753	2,010,159
Harmony Gold Mining Co. Ltd.[a]	48,634	94,350
IAMGOLD Corp.[a]	51,326	114,970
Kinross Gold Corp.[a]	150,204	364,996
New Gold Inc.[a]	66,761	225,652
Newmont Mining Corp.	65,456	1,733,929
NovaGold Resources Inc.[a]	30,871	118,545
Pretium Resources Inc.[a,b]	12,534	72,196
Primero Mining Corp.[a]	21,198	78,009
Randgold Resources Ltd. ADR	12,058	918,458
Rubicon Minerals Corp.[a]	48,673	53,540
Sandstorm Gold Ltd.[a]	15,428	55,232
Sibanye Gold Ltd.	23,577	222,803
Yamana Gold Inc.	123,053	470,062

		12,619,556
INTEGRATED OIL & GAS — 5.86%
BP PLC ADR	43,164	1,862,958
Cenovus Energy Inc.	11,729	220,740
Chevron Corp.	26,749	2,970,744
China Petroleum & Chemical Corp.	3,632	343,115
Ecopetrol SA ADR	3,513	60,142
Eni SpA	19,130	735,166
Exxon Mobil Corp.	59,672	5,213,543
Imperial Oil Ltd.	3,617	159,618
InterOil Corp.[a]	554	28,642
Occidental Petroleum Corp.	10,962	878,056

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2015

Security	Shares	Value
Petrobras Argentina SA ADR	1,026	$7,254
PetroChina Co. Ltd.	3,003	387,147
Petroleo Brasileiro SA ADR[a]	21,181	201,219
Royal Dutch Shell PLC Class A ADR	27,960	1,773,503
Royal Dutch Shell PLC Class B ADR	17,451	1,127,160
Sasol Ltd.	7,222	290,685
Statoil ASA	14,974	317,898
Suncor Energy Inc.	20,548	669,865
Total SA ADR	33,658	1,820,898
YPF SA ADR	2,742	83,741

		19,152,094
OIL & GAS DRILLING — 0.28%
Diamond Offshore Drilling Inc.	1,423	47,628
Ensco PLC Class A	5,064	138,146
Helmerich & Payne Inc.	2,326	181,358
Nabors Industries Ltd.	6,162	102,905
Noble Corp. PLC	5,233	90,583
North Atlantic Drilling Ltd.	1,817	2,798
Ocean Rig UDW Inc.	988	7,420
Pacific Drilling SAa	1,659	7,748
Precision Drilling Corp.	6,241	45,372
Rowan Companies PLC Class A	2,684	56,874
Seadrill Ltd.[b]	7,899	103,398
Transocean Ltd.[b]	7,360	138,515
Transocean Partners LLC	394	6,241

		928,986
OIL & GAS EQUIPMENT & SERVICES — 1.20%
Baker Hughes Inc.	6,267	429,039
Cameron International Corp.[a]	2,797	153,332
CGG[a]	2,541	18,092
Core Laboratories NV	627	82,313
FMC Technologies Inc.[a]	3,341	147,338
Frank’s International NV	445	9,256
Halliburton Co.	12,256	599,931
McDermott International Inc.[a]	3,438	18,050
National Oilwell Varco Inc.	5,915	321,835
Oceaneering International Inc.	1,439	79,303
Schlumberger Ltd.	18,395	1,740,351
Superior Energy Services Inc.	2,199	56,074
Tenaris SA ADR	3,409	104,827
Tesco Corp.	450	5,787
Weatherford International PLC[a]	11,164	162,436

		3,927,964

Security	Shares	Value
OIL & GAS EXPLORATION & PRODUCTION — 2.54%
Advantage Oil & Gas Ltd.[a]	2,535	$15,692
Anadarko Petroleum Corp.	7,514	707,067
Antero Resources Corp.[a,b]	852	37,752
Apache Corp.	5,589	382,288
Baytex Energy Corp.	2,505	48,797
Bellatrix Exploration Ltd.[a]	2,545	7,991
Cabot Oil & Gas Corp.	6,130	207,317
Canadian Natural Resources Ltd.	16,200	538,650
Chesapeake Energy Corp.	7,676	121,051
Cimarex Energy Co.	1,301	161,844
CNOOC Ltd.	2,386	408,602
Cobalt International Energy Inc.[a]	4,411	47,198
Concho Resources Inc.[a]	1,766	223,682
ConocoPhillips	18,263	1,240,423
Continental Resources Inc./OKa,b	1,272	66,945
Crescent Point Energy Corp.	6,624	172,886
Denbury Resources Inc.	5,247	46,226
Devon Energy Corp.	5,731	390,912
Encana Corp.	12,266	174,300
Energen Corp.	1,084	77,148
Energy XXI Ltd.[b]	1,306	5,707
Enerplus Corp.	3,055	38,524
EOG Resources Inc.	8,137	805,156
EQT Corp.	2,252	202,545
Geopark Ltd.[a]	553	3,014
Hess Corp.	3,604	277,148
Kosmos Energy Ltd.[a]	1,615	15,795
Marathon Oil Corp.	10,011	311,342
Murphy Oil Corp.	2,477	117,930
Noble Energy Inc.	5,739	291,082
Pengrowth Energy Corp.	7,943	26,688
Penn West Petroleum Ltd.	7,477	18,468
Pioneer Natural Resources Co.	2,210	381,844
QEP Resources Inc.	2,397	53,932
Range Resources Corp.	2,459	156,294
Southwestern Energy Co.[a,b]	5,704	159,883
Talisman Energy Inc.	14,145	112,736
Ultra Petroleum Corp.[a,b]	2,272	38,692
Vermilion Energy Inc.	1,594	76,735
Whiting Petroleum Corp.[a]	3,033	114,981

		8,285,267

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2015

Security	Shares	Value
OIL & GAS REFINING & MARKETING — 0.35%
Cosan Ltd.	1,636	$11,877
HollyFrontier Corp.	1,906	73,915
Marathon Petroleum Corp.	2,650	261,211
Phillips 66	5,275	418,360
Tesoro Corp.	1,214	104,198
Valero Energy Corp.	4,997	284,329

		1,153,890
OIL & GAS STORAGE & TRANSPORTATION — 0.86%
Cheniere Energy Inc.[a]	2,295	175,545
DHT Holdings Inc.	911	7,288
Dorian LPG Ltd.[a]	315	4,177
Enbridge Inc.	8,882	464,795
GasLog Ltd.	368	8,203
Golar LNG Ltd.[b]	870	31,316
Kinder Morgan Inc./DE	17,765	763,007
Navigator Holdings Ltd.[a]	237	5,076
Nordic American Tankers Ltd.	933	11,411
ONEOK Inc.	2,173	104,521
Pembina Pipeline Corp.	3,548	123,506
Scorpio Tankers Inc.	1,608	15,019
Ship Finance International Ltd.	576	9,078
Spectra Energy Corp.	6,997	260,638
Teekay Corp.	486	24,159
TransCanada Corp.	7,389	342,997
Tsakos Energy Navigation Ltd.	790	7,252
Ultrapar Participacoes SA ADR	4,526	103,374
VTTI Energy Partners LP	152	3,678
Williams Companies Inc. (The)	7,016	359,149

		2,824,189
PAPER PACKAGING — 1.17%
MeadWestvaco Corp.	32,712	1,596,346
Packaging Corp. of America	19,226	1,330,247
Sonoco Products Co.	19,671	879,097

		3,805,690
PAPER PRODUCTS — 1.77%
Fibria Celulose SA ADR[a]	43,290	606,493
International Paper Co.	82,612	4,437,916
KapStone Paper and Packaging Corp.	16,519	461,706
Resolute Forest Products Inc.[a,b]	18,483	285,008

		5,791,123
PRECIOUS METALS & MINERALS — 0.07%
Dominion Diamond Corp.[a]	11,897	234,490

		234,490

Security	Principal or Shares	Value
SILVER — 0.48%
First Majestic Silver Corp.[a,b]	13,399	$65,253
Fortuna Silver Mines Inc.[a]	14,526	55,053
MAG Silver Corp.[a]	6,529	45,507
Pan American Silver Corp.	17,271	164,420
Silver Wheaton Corp.	45,963	907,310
Tahoe Resources Inc.	22,482	317,221

		1,554,764
SPECIALIZED REITS — 1.72%
Plum Creek Timber Co. Inc.	34,396	1,451,511
Potlatch Corp.	7,936	292,918
Rayonier Inc.	24,733	632,918
Weyerhaeuser Co.	102,567	3,231,886

		5,609,233

TOTAL COMMON STOCKS
(Cost: $99,614,620)		97,034,039

SHORT-TERM INVESTMENTS — 50.70%

MONEY MARKET FUNDS — 4.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	906,363	906,363
BlackRock Cash Funds: Prime,
SL Agency Shares
0.17%[c,d,e]	50,915	50,915
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[c,d]	13,629,698	13,629,698

		14,586,976
U.S. GOVERNMENT OBLIGATIONS — 46.23%
U.S. Treasury Bill
0.01%, 05/21/15	$75,000,000	75,000,000
0.01%, 06/25/15	7,000,000	6,999,944
0.01%, 05/14/15	4,500,000	4,499,991
0.01%, 07/09/15	10,000,000	10,000,000
0.01%, 05/07/15	6,950,000	6,950,000
0.01%, 06/18/15	15,000,000	15,000,195
0.01%, 05/28/15	32,600,000	32,600,130

		151,050,260

TOTAL SHORT-TERM INVESTMENTS
(Cost: $165,635,114)		165,637,236

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2015

Value

TOTAL INVESTMENTS IN SECURITIES — 80.40%
(Cost: $265,249,734)	$262,671,275
Other Assets, Less Liabilities — 19.60%	64,031,000

NET ASSETS — 100.00%	$326,702,275

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of April 30, 2015 were as followsf:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	61	Dec. 2015	London Metal	$2,969,938	$225,566
Brent Crude Oil	941	Jan. 2016	New York Mercantile	65,851,180	6,620,644
Cocoa	32	Sep. 2015	ICE Futures U.S.	937,280	43,548
Coffee	34	Dec. 2015	ICE Futures U.S.	1,836,638	(6,832)
Copper	25	Jul. 2015	London Metal	3,963,750	217,338
Corn	485	Dec. 2015	Chicago Board of Trade	9,299,875	(449,148)
Cotton	78	Jul. 2015	ICE Futures U.S.	2,647,320	82,944
Feeder Cattle	25	Nov. 2015	Chicago Mercantile	2,650,938	23,524
Gold	55	Jun. 2015	COMEX	6,503,200	(88,882)
KC Red Wheat	68	Jul. 2015	Chicago Board of Trade	1,696,600	(194,858)
Lead	12	Jun. 2015	London Metal	636,150	43,241
Lean Hogs	171	Oct. 2015	Chicago Mercantile	4,916,250	74,408
Live Cattle	175	Jun. 2015	Chicago Mercantile	10,479,000	162,172
Natural Gas	800	Sep. 2015	New York Mercantile	22,624,000	(838,580)
Nickel	9	Dec. 2015	London Metal	757,134	75,200
Silver	10	Dec. 2015	COMEX	812,050	(8,655)
Soybean	134	Nov. 2015	Chicago Board of Trade	6,380,075	(104,062)
Sugar	226	Jul. 2015	ICE Futures U.S.	3,336,122	(45,524)
Wheat	293	Jul. 2015	Chicago Board of Trade	6,944,100	(621,229)
WTI Crude Oil	1,155	Jan. 2016	ICE Futures Europe	73,215,450	6,569,120
Zinc	15	Jul. 2015	London Metal	881,438	58,618

Net Unrealized Appreciation					$11,838,553

[f]	Represents positions held in the Subsidiary.

See notes to consolidated financial statements.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2015

ASSETS
Investments, at cost:
Unaffiliated	$250,662,758
Affiliated (Note 2)	14,586,976

Total cost of investments	$265,249,734

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$248,084,299
Affiliated (Note 2)	14,586,976

Total fair value of investments	262,671,275
Foreign currency, at value[b]	74
Cash[c]	49,411,220
Cash pledged to broker[c]	13,180,276
Receivables:
Dividends and interest	136,258
Futures variation margin[c]	2,385,891

Total Assets	327,784,994

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	957,278
Foreign taxes (Note 1)	1,899
Investment advisory fees (Note 2)	123,542

Total Liabilities	1,082,719

NET ASSETS	$326,702,275

Net assets consist of:
Paid-in capital	$332,106,198
Distributions in excess of net investment income	(13,405)
Accumulated net realized loss	(14,649,136)
Net unrealized appreciation	9,258,618

NET ASSETS	$326,702,275

Shares outstanding[d]	7,900,000

Net asset value per share	$41.35

[a]	Securities on loan with a value of $928,872. See Note 1.
[b]	Cost of foreign currency: $74.
[c]	Represents assets held in the Subsidiary.
[d]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

FINANCIAL STATEMENTS	11

Consolidated Statement of Operations (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

Six months ended April 30, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$678,280
Interest — unaffiliated	4,079
Interest — affiliated (Note 2)	352
Securities lending income — affiliated — net (Note 2)	5,381

Total investment income	688,092

EXPENSES
Investment advisory fees (Note 2)	322,318

Total expenses	322,318
Less investment advisory fees waived (Note 2)	(691)

Net expenses	321,627

Net investment income	366,465

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(885,826)
In-kind redemptions — unaffiliated	76,620
Futures contracts	(13,840,006)
Foreign currency transactions	76

Net realized loss	(14,649,136)

Net change in unrealized appreciation/depreciation on:
Investments	(2,737,043)
Futures contracts	11,736,853
Translation of assets and liabilities in foreign currencies	(1)

Net change in unrealized appreciation/depreciation	8,999,809

Net realized and unrealized loss	(5,649,327)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,282,862)

[a]	Net of foreign withholding tax of $33,619.

See notes to consolidated financial statements.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® COMMODITIES SELECT STRATEGY ETF

	Six months ended April 30, 2015 (Unaudited)	Period from October 15, 2014[a] to October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$366,465	$(2,015)
Net realized loss	(14,649,136)	—
Net change in unrealized appreciation/depreciation	8,999,809	258,809

Net increase (decrease) in net assets resulting from operations	(5,282,862)	256,794

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(377,855)	—

Total distributions to shareholders	(377,855)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	316,274,855	20,016,294
Cost of shares redeemed	(4,184,951)	—

Net increase in net assets from capital share transactions	312,089,904	20,016,294

INCREASE IN NET ASSETS	306,429,187	20,273,088

NET ASSETS
Beginning of period	20,273,088	—

End of period	$326,702,275	$20,273,088

Distributions in excess of net investment income included in net assets at end of period	$(13,405)	$(2,015)

SHARES ISSUED AND REDEEMED
Shares sold	7,600,000	400,000
Shares redeemed	(100,000)	—

Net increase in shares outstanding	7,500,000	400,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

FINANCIAL STATEMENTS	13

Consolidated Financial Highlights

iSHARES® COMMODITIES SELECT STRATEGY ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2015 (Unaudited)	Period from Oct. 15, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$50.68	$50.04

Income from investment operations:
Net investment income (loss)[b]	0.11	(0.01)
Net realized and unrealized gain (loss)[c]	(9.17)	0.65

Total from investment operations	(9.06)	0.64

Less distributions from:
Net investment income	(0.27)	—

Total distributions	(0.27)	—

Net asset value, end of period	$41.35	$50.68

Total return	(17.89)%[d]	1.28%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$326,702	$20,273
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of expenses to average net assets prior to waived fees[e]	0.48%	n/a
Ratio of net investment income (loss) to average net assets[e]	0.55%	(0.23)%
Portfolio turnover rate[f]	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to consolidated financial statements.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Commodities Select Strategy	Non-diversified

The Fund carries out its investment strategies associated with investment in commodity-linked futures contracts and other derivatives (“commodity-linked investments”) by investing up to 25% of its total assets in iShares Commodities Strategy Cayman Ltd., a wholly-owned subsidiary organized in the Cayman Islands (the “Subsidiary”). The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Investments in the Subsidiary enable the Fund to hold the commodity-linked investments and satisfy regulated investment company tax requirements. The accompanying consolidated schedule of investments and consolidated financial statements for the Fund include the positions and accounts, respectively, of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

The following table shows a summary of selected financial information of the Subsidiary included in the consolidated financial statements of the Fund, as of and for the six months ended April 30, 2015:

Consolidated Statement of Assets and Liabilities
Total Assets	$64,977,387
Total Liabilities	—

Net Assets	$64,977,387

Consolidated Statement of Operations
Net investment income	$—
Net realized gain (loss) from:
Futures contracts	(13,840,006)
Net change in unrealized appreciation/depreciation on:
Futures contracts	11,736,853

Net increase (decrease) in net assets resulting from operations	$(2,103,153)

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect

NOTES TO FINANCIAL STATEMENTS	15

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of April 30, 2015. The breakdown of the Fund’s investments into major categories is disclosed in its consolidated schedule of investments.

Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$97,034,039	$—	$—	$97,034,039
Money Market Funds	14,586,976	—	—	14,586,976
U.S. Government Obligations	—	151,050,260	—	151,050,260
Futures Contracts[a]	14,196,323	—	—	14,196,323

	$125,817,338	$151,050,260	$—	$276,867,598

Liabilities:
Futures Contracts[a]	$(2,357,770)	$—	$—	$(2,357,770)

	$(2,357,770)	$—	$—	$(2,357,770)

[a]	Shown at net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of April 30, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2015, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2015 any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the consolidated schedule of investments. The value of any securities on loan as of April 30, 2015 and the value of the related collateral are disclosed in the consolidated statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the consolidated statement of operations.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of the Fund’s securities lending agreements which are subject to offset under an MSLA as of April 30, 2015:

Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
$928,872	$928,872	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in the Fund’s consolidated statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating impact, if any, of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund and the Subsidiary.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). Effective February 23, 2015, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2016 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates, if any.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded fund (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, the Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in the calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013 and pursuant to a securities lending agreement, the Fund retained for the remainder of the calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2015, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $1,398.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the consolidated statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2015, were $973,604 and $12,960,543, respectively. In-kind purchases and sales (see Note 4) for the six months ended April 30, 2015, were $106,735,970 and $1,340,963, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statements of changes in net assets.

5.	FUTURES CONTRACTS

The Fund may purchase or sell futures contracts as part of its investment strategy. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Fund as of April 30, 2015 and the related locations in the consolidated statement of assets and liabilities, presented by risk exposure category:

Assets
Commodity contracts:
Variation margin / Net assets consist of — net unrealized appreciation[a]	$14,196,323

[a]	Represents cumulative appreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin is reported separately within the consolidated statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

Liabilities
Commodity contracts:
Variation margin / Net assets consist of — net unrealized depreciation[b]	$2,357,770

[b]	Represents cumulative depreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin is reported separately within the consolidated statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Fund during the six months ended April 30, 2015 and the related locations in the consolidated statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Commodity contracts:
Futures contracts	$(13,840,006)	$11,736,853

The following table shows the average quarter-end balances of open futures contracts for the six months ended April 30, 2015:

Average value of contracts purchased	$84,257,741

6.	MARKET AND CREDIT RISK

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s consolidated schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its consolidated schedule of investments.

The Fund invests all or substantially all of its assets in securities and derivatives linked to commodities or commodities markets. Commodity prices may be influenced or characterized by unpredictable factors, including, where applicable, high volatility, changes in supply and demand relationships, weather, agriculture, trade, pestilence, political instability, changes in interest rates and monetary and other governmental policies. Securities of companies held by the Fund that are dependent on a single commodity, or are concentrated in a single commodity sector, may typically exhibit volatility attributable to commodity prices.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

The Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes and any net income or net gains will pass through to the Fund as such. Accordingly, the net investment income (loss) and realized gains (losses) reported in the Fund’s financial statements for such investments held by the Subsidiary may differ significantly from distributions. In addition, if a net loss is realized by the Subsidiary in any taxable year, the loss will not be available to offset the Fund’s ordinary income and/or capital gains for that year.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

As of April 30, 2015, the cost of investments for federal income tax purposes was $265,343,877. Net unrealized depreciation was $2,672,602, of which $2,039,999 represented gross unrealized appreciation on securities and $4,712,601 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2015, inclusive of open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.260573	$—	$0.005915	$0.266488	98%	—%	2%	100%

SUPPLEMENTAL INFORMATION	25

Notes:

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1011-0415

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	June 26, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	June 26, 2015